(REGISTERED TRADEMARK)
(2_FIDELITY_LOGOS)FIDELITY ADVISOR
FOCUS FUNDS
CLASS A, CLASS T, CLASS B AND CLASS C
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Natural Resources
Technology
Utilities Growth
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PERFORMANCE OVERVIEW   4

CONSUMER INDUSTRIES    5     PERFORMANCE AND INVESTMENT SUMMARY
                       9     FUND TALK: THE MANAGER'S OVERVIEW
                       10    INVESTMENTS
                       13    FINANCIAL STATEMENTS
                       17    NOTES TO THE FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES    22    PERFORMANCE AND INVESTMENT SUMMARY
                       26    FUND TALK: THE MANAGER'S OVERVIEW
                       27    INVESTMENTS
                       30    FINANCIAL STATEMENTS
                       34    NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL SERVICES     39    PERFORMANCE AND INVESTMENT SUMMARY
                       43    FUND TALK: THE MANAGERS' OVERVIEW
                       44    INVESTMENTS
                       46    FINANCIAL STATEMENTS
                       50    NOTES TO THE FINANCIAL STATEMENTS

HEALTH CARE            55    PERFORMANCE AND INVESTMENT SUMMARY
                       59    FUND TALK: THE MANAGER'S OVERVIEW
                       60    INVESTMENTS
                       62    FINANCIAL STATEMENTS
                       66    NOTES TO THE FINANCIAL STATEMENTS

NATURAL RESOURCES      71    PERFORMANCE AND INVESTMENT SUMMARY
                       75    FUND TALK: THE MANAGER'S OVERVIEW
                       76    INVESTMENTS
                       79    FINANCIAL STATEMENTS
                       83    NOTES TO THE FINANCIAL STATEMENTS

TECHNOLOGY             88    PERFORMANCE AND INVESTMENT SUMMARY
                       92    FUND TALK: THE MANAGER'S OVERVIEW
                       93    INVESTMENTS
                       96    FINANCIAL STATEMENTS
                       100   NOTES TO THE FINANCIAL STATEMENTS

UTILITIES GROWTH       105   PERFORMANCE AND INVESTMENT SUMMARY
                       109   FUND TALK: THE MANAGER'S OVERVIEW
                       110   INVESTMENTS
                       112   FINANCIAL STATEMENTS
                       116   NOTES TO THE FINANCIAL STATEMENTS

PROXY VOTING RESULTS   121



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
U.S. STOCK MARKET ENVIRONMENT
Economic trouble in Southeast Asia and an ensuing "flight to safety" mentality on the part of investors played leading roles in the direction of the U.S. stock market over the past six months. Closer to home, economic conditions in the U.S. continued to be favorable, with moderate growth, low inflation and low interest rates providing a rosy backdrop for both stocks and bonds. The Standard & Poor's 500 Index - a measure of the U.S. stock market based on the average performance of 500 widely held stocks - returned 3.56% during this time, while the Russell 2000 Index - a barometer of small-stock performance - gained 4.42%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - had a six-month return of -3.03%.
After a long stretch of large-company stock dominance, several developments triggered a turnaround. Multiple currency devaluations in Southeast Asia caused several large U.S. multinational companies to announce earnings shortfalls in August and investors grew wary. In the months of August and September, in fact, small-company stocks outperformed their larger counterparts due to stronger relative earnings growth. Thousands of miles away, however, an imposing obstacle loomed in the form of a wide-scale economic crisis. While signs of economic deterioration in Southeast Asia had been evident as far back as June, it wasn't until several larger markets - most notably Hong Kong - became afflicted that investors in world markets began to worry. In late October, spurred by several major currency collapses throughout Asia, many world markets tumbled. In the U.S., for example, the Dow Jones average fell 550-plus points one day only to reclaim a good portion of its losses back the next.
Another byproduct of the Asian crisis was the aforementioned flight to safety. Concerned about global volatility, many investors rotated back to stocks of companies with minimal international business exposure. Larger-cap stocks - many of which tend to offer more stable earnings growth than smaller stocks - also gained favor.
Two sectors - TECHNOLOGY and UTILITIES - exemplified the varying effects of the Asian dilemma. Since Southeast Asia accounts for a considerable portion of the world's technology growth and demand, many U.S. technology stocks - particularly those involved in semiconductor production - declined sharply. Disappointing earnings and a trend toward cheaper personal-computer prices also spelled trouble for many tech stocks. Utility stocks, on the other hand, benefited from the flight to safety. While industry deregulation was a constant source of uncertainty, investors were drawn to utility stocks for their domestic emphasis.
As has been the case for the past couple of years, HEALTH CARE and FINANCE stocks continued to perform well. In the health care sector, stocks of larger pharmaceutical companies fared very well, due mostly to enthusiasm for new-product development and an acceleration in the Federal Drug Administration's approval process. Finance stocks, meanwhile, performed well due to increased industry consolidation, declining interest rates and a healthy economy that led to increased financing activity.
On the NATURAL RESOURCES front, most commodity prices - including those of oil, natural gas and gold - stumbled dramatically as it became clear that Asian consumption would weaken. Accordingly, many natural-resource stocks faltered during the period. CYCLICAL STOCKS - those whose performance typically moves in line with prevailing economic conditions - struggled over the past three months due to an anticipated slowdown in Asian product demand. In particular, stocks of many paper- and aluminum-related companies were hurt. Lastly, stocks in the CONSUMER NONDURABLES area generated positive gains. Retail companies, for instance, experienced encouraging sales growth due to increased consumer confidence and a heavier reliance on information technology designed to streamline store space and increase revenues.

ADVISOR CONSUMER INDUSTRIES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                    PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                 MONTHS   YEAR     FUND

FIDELITY ADV CONSUMER - CL A     8.88%    30.00%   47.73%

FIDELITY ADV CONSUMER - CL A     2.62%    22.53%   39.24%
(INCL. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)   3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
JANUARY 31, 1998                     YEAR     FUND

FIDELITY ADV CONSUMER - CL A         30.00%   31.86%

FIDELITY ADV CONSUMER - CL A         22.53%   26.44%
(INCL. 5.75% SALES CHARGE)

S&P 500                              26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165300 S00000000000001
             FA Consumer Ind -CL A       S&P 500
             00185                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30       9943.38                    10516.69
  1996/10/31      10056.48                    10806.74
  1996/11/30      10395.78                    11623.62
  1996/12/31      10216.82                    11393.36
  1997/01/31      10710.11                    12105.21
  1997/02/28      10842.92                    12200.12
  1997/03/31      10529.87                    11698.81
  1997/04/30      10700.63                    12397.23
  1997/05/31      11525.94                    13151.98
  1997/06/30      12114.10                    13741.19
  1997/07/31      12787.63                    14834.57
  1997/08/31      12332.28                    14003.54
  1997/09/30      13156.20                    14770.51
  1997/10/31      12917.00                    14277.18
  1997/11/30      13551.41                    14938.07
  1997/12/31      13988.48                    15194.56
  1998/01/30      13923.62                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165302 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $13,924 - a 39.24% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S
                                INVESTMENTS

WAL-MART STORES, INC.           6.0

COCA-COLA CO. (THE)             5.4

PROCTER & GAMBLE CO.            4.9

GILLETTE CO.                    4.6

PEPSICO, INC.                   4.3

DISNEY (WALT) CO.               4.1

PHILIP MORRIS COMPANIES, INC.   3.8

HOME DEPOT, INC.                1.9

SAFEWAY, INC.                   1.8

TIME WARNER, INC.               1.7

TOP INDUSTRIES AS OF JANUARY 31, 1998
SOFT DRINKS 9.7%
SOAPS & DETERGENT S 8.2%
GENERAL MERCHANDISE STORES 7.1%
COSMETICS 6.5%
MOTION PICTURE PRODUCTION 5.4%
ALL OTHERS 63.1%
ROW: 1, COL: 1, VALUE: 63.1
ROW: 1, COL: 2, VALUE: 5.4
ROW: 1, COL: 3, VALUE: 6.5
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 8.199999999999999
ROW: 1, COL: 6, VALUE: 9.699999999999999
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CONSUMER - CL T   8.57%    29.34%   46.84%

FIDELITY ADV CONSUMER - CL T   4.77%    24.81%   41.70%
(INCL. 3.50% SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
JANUARY 31, 1998                     YEAR     FUND

FIDELITY ADV CONSUMER - CL T         29.34%   31.29%

FIDELITY ADV CONSUMER - CL T         24.81%   28.02%
(INCL. 3.50% SALES CHARGE)

S&P 500                              26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165502 S00000000000001
             FA Consumer Ind -CL T       S&P 500
             00195                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10180.75                    10516.69
  1996/10/31      10296.55                    10806.74
  1996/11/30      10643.95                    11623.62
  1996/12/31      10451.06                    11393.36
  1997/01/31      10955.66                    12105.21
  1997/02/28      11091.51                    12200.12
  1997/03/31      10761.58                    11698.81
  1997/04/30      10936.25                    12397.23
  1997/05/31      11770.78                    13151.98
  1997/06/30      12362.72                    13741.19
  1997/07/31      13051.69                    14834.57
  1997/08/31      12585.91                    14003.54
  1997/09/30      13396.56                    14770.51
  1997/10/31      13152.02                    14277.18
  1997/11/30      13800.59                    14938.07
  1997/12/31      14236.18                    15194.56
  1998/01/30      14169.91                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165503 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $14,170 - a 41.70% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S
                                INVESTMENTS

WAL-MART STORES, INC.           6.0

COCA-COLA CO. (THE)             5.4

PROCTER & GAMBLE CO.            4.9

GILLETTE CO.                    4.6

PEPSICO, INC.                   4.3

DISNEY (WALT) CO.               4.1

PHILIP MORRIS COMPANIES, INC.   3.8

HOME DEPOT, INC.                1.9

SAFEWAY, INC.                   1.8

TIME WARNER, INC.               1.7

TOP INDUSTRIES AS OF JANUARY 31, 1998
SOFT DRINKS 9.7%
SOAPS & DETERGENT S 8.2%
GENERAL MERCHANDISE STORES 7.1%
COSMETICS 6.5%
MOTION PICTURE PRODUCTION 5.4%
ALL OTHERS 63.1%
ROW: 1, COL: 1, VALUE: 63.1
ROW: 1, COL: 2, VALUE: 5.4
ROW: 1, COL: 3, VALUE: 6.5
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 8.199999999999999
ROW: 1, COL: 6, VALUE: 9.699999999999999
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gain (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CONSUMER - CL B   8.34%    28.78%   46.21%

FIDELITY ADV CONSUMER - CL B   3.58%    23.78%   42.21%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
JANUARY 31, 1998                     YEAR     FUND

FIDELITY ADV CONSUMER - CL B         28.78%   30.89%

FIDELITY ADV CONSUMER - CL B         23.78%   28.34%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                              26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 161306 S00000000000001
             FA Consumer Ind -CL B       S&P 500
             00190                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10550.00                    10516.69
  1996/10/31      10670.00                    10806.74
  1996/11/30      11030.00                    11623.62
  1996/12/31      10830.11                    11393.36
  1997/01/31      11353.01                    12105.21
  1997/02/28      11493.80                    12200.12
  1997/03/31      11151.90                    11698.81
  1997/04/30      11322.85                    12397.23
  1997/05/31      12187.65                    13151.98
  1997/06/30      12791.00                    13741.19
  1997/07/31      13494.90                    14834.57
  1997/08/31      13012.22                    14003.54
  1997/09/30      13841.35                    14770.51
  1997/10/31      13576.87                    14277.18
  1997/11/30      14249.10                    14938.07
  1997/12/31      14689.16                    15194.56
  1998/01/30      14221.00                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980226 161308 R00000000000020
$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,221 - a 42.21% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S
                                INVESTMENTS

WAL-MART STORES, INC.           6.0

COCA-COLA CO. (THE)             5.4

PROCTER & GAMBLE CO.            4.9

GILLETTE CO.                    4.6

PEPSICO, INC.                   4.3

DISNEY (WALT) CO.               4.1

PHILIP MORRIS COMPANIES, INC.   3.8

HOME DEPOT, INC.                1.9

SAFEWAY, INC.                   1.8

TIME WARNER, INC.               1.7

TOP INDUSTRIES AS OF JANUARY 31, 1998
SOFT DRINKS 9.7%
SOAPS & DETERGENT S 8.2%
GENERAL MERCHANDISE STORES 7.1%
COSMETICS 6.5%
MOTION PICTURE PRODUCTION 5.4%
ALL OTHERS 63.1%
ROW: 1, COL: 1, VALUE: 63.1
ROW: 1, COL: 2, VALUE: 5.4
ROW: 1, COL: 3, VALUE: 6.5
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 8.199999999999999
ROW: 1, COL: 6, VALUE: 9.699999999999999
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CONSUMER - CL C   8.24%    28.66%   46.07%

FIDELITY ADV CONSUMER - CL C   7.24%    27.66%   46.07%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1   LIFE OF
JANUARY 31, 1998                           YEAR     FUND

FIDELITY ADV CONSUMER - CL C               28.66%   30.80%

FIDELITY ADV CONSUMER - CL C               27.66%   30.80%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165352 S00000000000001
             FA Consumer Ind -CL C       S&P 500
             00282                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10550.00                    10516.69
  1996/10/31      10670.00                    10806.74
  1996/11/30      11029.99                    11623.62
  1996/12/31      10830.11                    11393.36
  1997/01/31      11353.02                    12105.21
  1997/02/28      11493.79                    12200.12
  1997/03/31      11151.90                    11698.81
  1997/04/30      11322.84                    12397.23
  1997/05/31      12187.65                    13151.98
  1997/06/30      12790.99                    13741.19
  1997/07/31      13494.90                    14834.57
  1997/08/31      13012.23                    14003.54
  1997/09/30      13841.35                    14770.51
  1997/10/31      13576.87                    14277.18
  1997/11/30      14247.70                    14938.07
  1997/12/31      14686.44                    15194.56
  1998/01/30      14606.62                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165353 R00000000000020
$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,607 - a 46.07% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S
                                INVESTMENTS

WAL-MART STORES, INC.           6.0

COCA-COLA CO. (THE)             5.4

PROCTER & GAMBLE CO.            4.9

GILLETTE CO.                    4.6

PEPSICO, INC.                   4.3

DISNEY (WALT) CO.               4.1

PHILIP MORRIS COMPANIES, INC.   3.8

HOME DEPOT, INC.                1.9

SAFEWAY, INC.                   1.8

TIME WARNER, INC.               1.7

TOP INDUSTRIES AS OF JANUARY 31, 1998
SOFT DRINKS 9.7%
SOAPS & DETERGENT S 8.2%
GENERAL MERCHANDISE STORES 7.1%
COSMETICS 6.5%
MOTION PICTURE PRODUCTION 5.4%
ALL OTHERS 63.1%
ROW: 1, COL: 1, VALUE: 63.1
ROW: 1, COL: 2, VALUE: 5.4
ROW: 1, COL: 3, VALUE: 6.5
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 8.199999999999999
ROW: 1, COL: 6, VALUE: 9.699999999999999
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Douglas Chase, Portfolio Manager of Fidelity Advisor Consumer
Industries Fund
Q. HOW DID THE FUND PERFORM, DOUG?
A. Very well. During the six-month period that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 8.88%, 8.57%, 8.34% and 8.24%, respectively, outperforming the Standard & Poor's 500 Index return of 3.56% for the same period. For the 12 months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 30.00%, 29.34%, 28.78% and 28.66%, while the S&P 500 returned 26.91%.
Q. WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
A. It was a volatile one. In August, we saw a big decline in some stocks of companies with international exposure as problems in Asia erupted, beginning with Thailand. Those events, combined with downward revisions in earnings reported by Coca-Cola and Gillette, triggered a decline in stock prices. In October, fears grew that more economies would be pulled into a worldwide recession when South Korea, the world's 11th largest economy, experienced its own troubles. Good but unexciting earnings reports also caused the market to lose its momentum, with stock prices spiraling downward. The dollar strengthened, hurting prospects for multinational profits, and at times global recession was predicted.
Q. WHAT STRATEGY DID YOU PURSUE IN THIS ENVIRONMENT?
A. When I took over the fund in August, its emphasis was on small-capitalization stocks. I diversified the fund, placing greater emphasis on large-cap stocks, particularly in August when I felt they were undervalued. Also at that time of uncertainty in the market, I believed that there could be a "flight to quality" to large-cap companies, because they tend to have more predictable earnings growth. I took the opportunity to sell many of the small-cap stocks in the fund that had performed well, and shifted assets to large-cap stocks.
Q. WHICH STOCKS PERFORMED WELL?
A. Wal-Mart, the fund's number one holding, has been a terrific stock. The company changed the way retailing works in this country. Wal-Mart invested in information technology to hold inventories down and keep exactly what the customer wants on the shelf, and now it allocates floor space to the categories that sell fastest. Another strong performer, ITT, was recently subject to a potential takeover battle, and I sold the stock to take advantage of the jump in its stock price. BET Holdings, a top holding six months ago, also benefited from a buyout offer, and I sold it to take profits. During the last few months of the period, Coca-Cola and Procter & Gamble outperformed the market. A declining interest-rate environment such as we've had is very good for steady growth companies like the ones I just mentioned. And, when the market gets worried about its future prospects, there is usually a flight to quality stocks like these two.
Q. EVEN WITH ITS STRONG PERFORMANCE, THE FUND MUST HAVE HELD SOME DISAPPOINTING STOCKS . . .
A. Sure. Philip Morris turned out to be a disappointment, as the anticipated lawsuit settlement continued to be delayed. In addition, cereal companies such as Kellogg and General Mills didn't do as well as expected. This industry did not get attractive pricing nor much growth, and its product mix has shifted negatively to more generics with lower profit margins.
Q. YOU'RE INTERESTED IN ENTERTAINMENT AND CABLE STOCKS. WHAT'S
HAPPENING THERE?
A. Right now, I'm very interested in broadcasting, entertainment, cable and advertising. Ad rates are way up. Broadcasters profit by charging more for ads, and newspapers benefit by increasing help wanted and other types of ads. Cable operators are developing the capability of two-way communication, and can raise prices and retain market share. Their future is much brighter now than when satellite TV exploded onto the scene last year.
Q. WHAT'S YOUR OUTLOOK?
A. I'm cautious, as always. Although the U.S. economy is strong and unemployment continues to be low, personal indebtedness is still high. If the economy weakens, the degree of indebtedness could be a big issue. I believe that we won't know until the spring how great the impact of Asia's problems will be, and how intertwined the global economy is. Some Asian competitors are now dealing with currencies that have been halved; that could make them low-cost producers. And, with the U.S. market an open one, more imports could create problems for smaller U.S. niche companies. The challenge right now is that stocks aren't priced as low as they were six months ago, but my discipline - finding a balance of risk and return - tends to remain the same, no matter what the market conditions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$15 million
MANAGER: Doug Chase, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.4%
 SHARES VALUE (NOTE 1)
ADVERTISING - 1.5%
ADVERTISING - 0.3%
Outdoor Systems, Inc. (a)  1,775 $ 42,600
ADVERTISING AGENCIES - 1.2%
Interpublic Group of Companies, Inc.   2,000  98,125
Omnicom Group, Inc.   2,100  85,181
  183,306
TOTAL ADVERTISING   225,906
AGRICULTURE - 0.3%
CROPS - 0.3%
Pioneer Hi-Bred International, Inc.   500  50,031
AIR TRANSPORTATION - 0.6%
TRANSPORTATION SERVICES - 0.6%
Viad Corp.   4,400  87,450
APPAREL STORES - 2.0%
FAMILY CLOTHING STORES - 0.4%
Abercrombie & Fitch Co. (a)  1,500  46,688
Stage Stores, Inc. (a)  500  19,391
  66,079
GENERAL APPAREL STORES - 1.1%
Gap, Inc.   3,575  139,648
TJX Companies, Inc.   900  30,488
  170,136
SHOE STORES - 0.5%
Payless ShoeSource, Inc. (a)  1,100  71,569
TOTAL APPAREL STORES   307,784
BEVERAGES - 9.9%
MALT BEVERAGE - 0.2%
Coors (Adolph) Co. Class B  900  28,575
SOFT DRINKS - 9.7%
Coca-Cola Co. (The)  12,800  828,800
PepsiCo, Inc.   18,000  649,125
  1,477,925
TOTAL BEVERAGES   1,506,500
BROADCASTING - 5.2%
CABLE TV OPERATORS - 4.1%
Comcast Corp.:
 Class A  3,000  93,188
 Class A special  900  28,181
Cox Communications, Inc. Class A (a)  1,800  66,375
TCA Cable TV, Inc.   1,600  74,800
Tele-Communications, Inc. (TCI Group),
 Series A (a)  3,400  95,200
Time Warner, Inc.   4,125  264,773
  622,517
RADIO BROADCASTING - 0.7%
Chancellor Media Corp. (a)  1,400  48,125
Clear Channel Communications, Inc. (a)  850  65,450
  113,575
TELEVISION BROADCASTING - 0.4%
CBS Corp.   1,907  57,091
TOTAL BROADCASTING   793,183

 SHARES VALUE (NOTE 1)
CELLULAR - 0.9%
CELLULAR & COMMUNICATION SERVICES - 0.9%
Centennial Cellular Corp. Class A (a)  1,400 $ 29,400
Mobile Telecommunications Technologies,
 Inc. (a)  1,300  29,331
Nextel Communications, Inc. Class A (a)  3,000  81,938
  140,669
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER & SOFTWARE STORES - 0.4%
CompUSA, Inc. (a)  2,000  61,875
COMPUTER SERVICES - 0.5%
America Online, Inc. (a)  575  55,020
Computer Learning Centers, Inc. (a)  800  27,250
  82,270
PREPACKAGED COMPUTER SOFTWARE - 0.1%
Midway Games, Inc. (a)  500  10,875
TOTAL COMPUTER SERVICES & SOFTWARE   155,020
COMPUTERS & OFFICE EQUIPMENT - 0.2%
COMPUTER EQUIPMENT - WHOLESALE - 0.2%
CDW Computer Centers, Inc. (a)  400  24,350
CONSUMER DURABLES - 0.1%
MANUFACTURING INDUSTRIES, NEC - 0.1%
Blyth Industries, Inc. (a)  500  14,250
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Black & Decker Corp.   1,700  81,919
DRUG STORES - 1.7%
CVS Corp.   2,015  132,108
Rite Aid Corp.   400  24,975
Walgreen Co.   3,250  107,656
  264,739
DRUGS & PHARMACEUTICALS - 0.2%
Rexall Sundown, Inc. (a)  1,000  34,563
EDUCATIONAL SERVICES - 0.4%
COLLEGES, UNIVERSITIES & PROFESSIONAL SCHOOLS - 0.3%
Apollo Group, Inc. Class A (a)  1,000  45,250
EDUCATIONAL SERVICES - 0.1%
Childrens Comprehensive Services,
 Inc. (a)  600  10,350
TOTAL EDUCATIONAL SERVICES   55,600
ENGINEERING - 0.3%
SPECIAL CONTRACTORS - 0.3%
Comfort Systems USA, Inc.   2,400  46,350
ENTERTAINMENT - 6.2%
CRUISES - 0.8%
Carnival Cruise Lines, Inc. Class A  2,200  122,788
MOTION PICTURE PRODUCTION - 5.4%
Disney (Walt) Co.   5,900  628,719
King World Productions, Inc.   1,800  106,538
Viacom, Inc. Class B (non-vtg.) (a)  2,000  83,500
  818,757
TOTAL ENTERTAINMENT   941,545
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FOODS - 8.0%
CANNED SPECIALTIES - 0.9%
Campbell Soup Co.   2,600 $ 139,100
FOOD - 4.0%
Dole Food, Inc.   775  36,038
General Mills, Inc.   1,250  93,047
Heinz (H.J.) Co.   3,175  176,014
Kellogg Co.   1,300  60,044
Sara Lee Corp.   4,500  245,531
  610,674
GENERAL FOOD PREPARATIONS - 0.2%
Sysco Corp.   575  25,731
GRAIN MILL PRODUCTS - 1.2%
Archer-Daniels-Midland Co.   1,900  40,019
Corn Products International, Inc.   1,343  42,976
Quaker Oats Co.   500  26,875
Ralston Purina Co.   800  75,100
  184,970
MEAT & FISH - 1.1%
ConAgra, Inc.   5,275  166,822
PACKAGED & FROZEN FOODS - 0.6%
Bestfoods  975  95,063
TOTAL FOODS   1,222,360
GENERAL MERCHANDISE STORES - 12.1%
DEPARTMENT STORES - 3.1%
Carson Pirie Scott & Co. (a)  600  30,600
Federated Department Stores, Inc. (a)  3,500  148,313
Kohls Corp. (a)  600  41,625
Meyer (Fred), Inc. (a)  1,300  47,938
Penney (J.C.) Co., Inc.   2,625  176,859
Proffitts, Inc. (a)  1,000  29,375
  474,710
GENERAL MERCHANDISE STORES - 7.1%
Dayton Hudson Corp.   2,300  165,456
Wal-Mart Stores, Inc.   22,950  915,131
  1,080,587
VARIETY STORES - 1.9%
Consolidated Stores Corp. (a)  1,440  59,220
Costco Companies, Inc. (a)  1,000  43,375
Dollar Tree Stores (a)  1,100  46,819
Michaels Stores, Inc. (a)  3,000  92,250
99 Cents Only Stores (a)  1,468  46,609
  288,273
TOTAL GENERAL MERCHANDISE STORES   1,843,570
GROCERY STORES - 2.8%
GROCERIES, GENERAL LINE - WHOLESALE - 0.3%
JP Foodservice, Inc. (a)  1,400  48,913
GROCERY - RETAIL - 2.5%
Albertson's, Inc.   600  28,613
Dominick's Supermarkets, Inc. (a)  900  35,663
Hannaford Brothers Co.   1,000  38,938
Safeway, Inc. (a)  4,025  267,411
  370,625
TOTAL GROCERY STORES   419,538

 SHARES VALUE (NOTE 1)
HOME FURNISHINGS - 0.2%
FURNITURE - 0.2%
Leggett & Platt, Inc.   625 $ 28,242
HOUSEHOLD PRODUCTS - 15.0%
COSMETICS - 6.5%
Alberto-Culver Co. Class A  1,400  35,875
Avon Products, Inc.   3,075  184,500
Gillette Co.   7,150  706,063
Estee Lauder Companies, Inc.   400  21,975
Revlon, Inc. Class A  900  38,138
  986,551
FABRICATED RUBBER PRODUCTS - 0.2%
Rubbermaid, Inc.   900  23,288
MANUFACTURED PRODUCTS - 0.1%
First Brands Corp.   475  13,152
SOAPS & DETERGENTS - 8.2%
Clorox Co.   1,400  107,275
Colgate-Palmolive Co.   2,050  150,163
Dial Corp.   600  12,563
Procter & Gamble Co.   9,530  746,914
Unilever NV ADR  4,200  239,663
  1,256,578
TOTAL HOUSEHOLD PRODUCTS   2,279,569
LEASING & RENTAL - 0.5%
VIDEO TAPE RENTAL - 0.5%
Hollywood Entertainment Corp. (a)  8,300  79,888
LEISURE DURABLES & TOYS - 1.1%
MOTORCYCLES - 0.2%
Harley-Davidson, Inc.   1,000  25,125
SPORTING & ATHLETIC GOODS - 0.4%
Callaway Golf Co.   2,300  62,100
TOYS & GAMES - 0.5%
Mattel, Inc.   2,000  81,000
TOTAL LEISURE DURABLES & TOYS   168,225
LODGING & GAMING - 0.9%
HOTELS, MOTELS, & TOURIST CENTERS - 0.9%
Mirage Resorts, Inc. (a)  1,700  39,206
Promus Hotel Corp. (a)  1,000  45,188
Sun International Hotels Ltd. Ord. (a)  1,400  53,550
  137,944
PHOTOGRAPHIC EQUIPMENT - 0.1%
Polaroid Corp.   300  12,319
PRINTING - 0.5%
COMMERCIAL PRINTING, NEC - 0.5%
Valassis Communications, Inc. (a)  2,400  82,800
PUBLISHING - 3.8%
BOOK PUBLISHING & PRINTING - 1.1%
Harcourt General, Inc.   1,550  82,620
Dun & Bradstreet Corp.   2,000  63,750
Scholastic Corp. (a)  800  28,000
  174,370
NEWSPAPERS - 2.2%
Belo (A.H.) Corp. Class A  1,200  64,425
Dow Jones & Co., Inc.   450  22,613
Gannett Co., Inc.   1,950  117,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PUBLISHING - CONTINUED
NEWSPAPERS - CONTINUED
New York Times Co. (The) Class A  700 $ 45,544
Times Mirror Co. Class A  500  28,813
Tribune Co.   900  54,675
  334,045
PERIODICALS - 0.5%
Playboy Enterprises, Inc. Class B (a)  4,700  74,613
TOTAL PUBLISHING   583,028
REAL ESTATE - 0.2%
CEMETERY SUBDIVIDERS & DEVELOP - 0.2%
Stewart Enterprises, Inc. Class A  600  27,600
RESTAURANTS - 0.7%
Logan's Roadhouse, Inc. (a)  25  456
Outback Steakhouse, Inc. (a)  1,400  44,800
Papa John's International, Inc. (a)  800  27,700
PJ America, Inc. (a)  2,400  40,200
  113,156
RETAIL & WHOLESALE, MISCELLANEOUS - 4.9%
BOOK STORES - RETAIL - 0.3%
Barnes & Noble, Inc. (a)  1,700  54,081
BUILDING MATERIALS - RETAIL - 1.8%
Home Depot, Inc.   4,700  283,469
JEWELRY STORES - 0.2%
Zale Corp. (a)  1,000  24,500
LUMBER & BUILDING MATERIALS-RETAIL - 0.6%
Lowe's Companies, Inc.   1,800  91,013
MAIL ORDER - 0.3%
Brylane, Inc.   600  29,850
Tele-Communications Liberty Media
 Group, Series A (a)  500  17,906
  47,756
MISCELLANEOUS DURABLE GOODS - WHOLESALE - 0.2%
Action Performance Companies, Inc. (a)  800  25,300
MUSIC, TV, & ELECTRONICS STORES - 0.5%
Best Buy Co., Inc. (a)  800  40,500
Tandy Corp.   900  34,875
  75,375
RETAIL, GENERAL - 1.0%
Bed Bath & Beyond, Inc. (a)  1,200  47,550
Office Depot, Inc. (a)  1,200  26,700
Staples, Inc. (a)  4,200  76,300
  150,550
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   752,044
SERVICES - 1.4%
BEAUTY SHOPS - 0.5%
Steiner Leisure Ltd. (a)  2,450  76,563
BUSINESS CONSULTING SERVICES - 0.2%
Corrections Corp. of America (a)  800  29,500
DETECTIVE, GUARD & ARMORED CAR - 0.1%
Pittston Co. (Brinks Group)  300  12,169
PERSONAL SERVICES - 0.2%
Block (H&R), Inc.   700  30,713

 SHARES VALUE (NOTE 1)
PERSONNEL SUPPLY SERVICES - 0.4%
AccuStaff, Inc. (a)  1,200 $ 30,900
Personnel Group of America, Inc. (a)  1,000  36,250
  67,150
TOTAL SERVICES   216,095
TELEPHONE SERVICES - 0.9%
US WEST Media Group (a)  4,800  142,500
TEXTILES & APPAREL - 1.5%
APPAREL - 0.7%
Intimate Brands, Inc. Class A  1,000  25,313
Kellwood Co.   1,000  30,375
Warnaco Group, Inc. Class A  1,600  53,400
  109,088
MEN'S & BOYS' CLOTHING - 0.6%
Pacific Sunwear of California,Inc. (a)  2,900  83,375
WOMEN'S & MISSES' OUTERWEAR - 0.2%
Jones Apparel Group, Inc.   700  30,450
TOTAL TEXTILES & APPAREL   222,913
TOBACCO - 4.7%
TOBACCO MANUFACTURERS - 4.7%
Consolidated Cigar Holdings, Inc.
 Class A (a)  2,700  65,138
Philip Morris Companies, Inc.   13,800  572,700
UST, Inc.   2,100  72,450
  710,288
TOTAL COMMON STOCKS
 (Cost $12,727,307)   13,771,938
CASH EQUIVALENTS - 9.6%
Taxable Central Cash Fund (b)
 (Cost $1,468,701)  1,468,701  1,468,701
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $14,196,008)  $ 15,240,639
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $14,203,171. Net unrealized appreciation aggregated $1,037,468, of which $1,245,952 related to appreciated investment securities and $208,484 related to depreciated investment securities.
ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)




ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                     $ 15,240,639
(COST $14,196,008) - SEE ACCOMPANYING SCHEDULE

CASH                                                                                                     40,700

RECEIVABLE FOR INVESTMENTS SOLD                                                                          147,853

RECEIVABLE FOR FUND SHARES SOLD                                                                              120,346

DIVIDENDS RECEIVABLE                                                                                      9,178

INTEREST RECEIVABLE                                                                                       4,833

PREPAID EXPENSES                                                                                          10,766

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                680

 TOTAL ASSETS                                                                                           15,574,995

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                            $ 127,102

PAYABLE FOR FUND SHARES REDEEMED                                                              989

DISTRIBUTION FEES PAYABLE                                                                     5,532

OTHER PAYABLES AND                                                                           22,368
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                       155,991

NET ASSETS                                                                                              $ 15,419,004

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                             $ 14,009,706

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                                          (37,480)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS        402,102

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES 1,044,676

NET ASSETS                                                                                                   $ 15,419,004


CALCULATION OF MAXIMUM                                $12.88
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($1,206,871 (DIVIDED BY)
  93,725 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.67
 (100/94.25 OF $12.88)

 CLASS T:                                             $12.83
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($10,182,898 (DIVIDED BY)
  793,875 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.30
 (100/96.50 OF $12.83)

 CLASS B:                                             $12.79
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($1,793,873 (DIVIDED BY)
  140,310 SHARES) A

 CLASS C:                                             $12.81
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($83,766 (DIVIDED BY) 6,539
  SHARES) A

 INSTITUTIONAL CLASS:                                 $12.89
 NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  ($2,151,596 (DIVIDED BY) 166,970 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 56,662
DIVIDENDS

INTEREST                                                                         25,700

 TOTAL INCOME                                                                    82,362

EXPENSES

MANAGEMENT FEE                                                     $ 36,215

TRANSFER AGENT FEES                                                 17,614

DISTRIBUTION FEES                                                   27,058

ACCOUNTING FEES AND EXPENSES                                        30,009

NON-INTERESTED TRUSTEES' COMPENSATION                               19

CUSTODIAN FEES AND EXPENSES                                         3,351

REGISTRATION FEES                                                   33,714

AUDIT                                                               16,678

LEGAL                                                               199

REPORTS TO SHAREHOLDERS                                             4,976

MISCELLANEOUS                                                       51

 TOTAL EXPENSES BEFORE REDUCTIONS                                   169,884

 EXPENSE REDUCTIONS                                                 (52,797)     117,087

NET INVESTMENT INCOME (LOSS)                                                     (34,725)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              1,012,392

 FOREIGN CURRENCY TRANSACTIONS                                      33           1,012,425

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              24,648

 ASSETS AND LIABILITIES IN                                          45           24,693
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  1,037,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,002,393


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997




OPERATIONS                                                                                $ (34,725)     $ (36,592)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                                  1,012,425      919,965

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                      24,693         1,019,983

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           1,002,393      1,903,356

DISTRIBUTIONS TO SHAREHOLDERS                                                              (2,755)        -
IN EXCESS OF NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                    (1,430,596)    (29,021)

 TOTAL DISTRIBUTIONS                                                                       (1,433,351)    (29,021)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                               5,657,382      8,310,212

REDEMPTION FEES                                                                            6,060          1,973

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  5,232,484      10,186,520

NET ASSETS

 BEGINNING OF PERIOD                                                                       10,186,520     -

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $37,480 AND
 $0, RESPECTIVELY)                                                                          $ 15,419,004   $ 10,186,520



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.48       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)         (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.10          3.60

 TOTAL FROM INVESTMENT OPERATIONS                                    1.07          3.55

LESS DISTRIBUTIONS

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.67)        (.07)

 TOTAL DISTRIBUTIONS                                                 (1.68)        (.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.88       $ 13.48

TOTAL RETURN B, C                                                    8.88%         35.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,207       $ 944

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F    1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.73% A, G    1.73% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.40)% A      (.50)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.45       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)         (.09)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.07          3.60

 TOTAL FROM INVESTMENT OPERATIONS                                    1.03          3.51

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (1.66)        (.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.83       $ 13.45

TOTAL RETURN B, C                                                    8.57%         35.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 10,183      $ 7,314

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.00% A, F    2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.98% A, G    1.97% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.63)% A      (.83)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
CLASS T SHARES) TO JULY 31,
1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.42       $ 11.46

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.07)         (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.07          2.04

 TOTAL FROM INVESTMENT OPERATIONS                                    1.00          1.96

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (1.64)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.79       $ 13.42

TOTAL RETURN B, C                                                    8.34%         17.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,794       $ 596

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F    2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.48% A, G    2.46% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.11)% A     (1.60)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO JULY 31,
1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                           PERIOD ENDED
                           JANUARY 31, 1998 E

SELECTED PER-SHARE DATA    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 12.66

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .67

 TOTAL FROM INVESTMENT OPERATIONS                                    .64

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.49)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 12.81

TOTAL RETURN B, C                                                    5.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 84

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.00)% A

PORTFOLIO TURNOVER                                                   213% A

AVERAGE COMMISSION RATE  H                                          $ .0223

A ANNUALIZED B T
HE TOTAL RETURN WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIOD SHOWN
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C T
OTAL RETURNS DO NOT
INCLUDE THE
CONTINGENT DEFERRED
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FOR THE
PERIOD NOVEMBER 3,
1997
(COMMENCEMENT OF
SALE OF CLASS C
SHARES) TO JANUARY
31,
1998. F FMR
AGREED TO REIMBURSE
A PORTION OF THE
CLASS' EXPENSES
DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE
CLASS' EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS). G F
MR OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). H A
FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.51       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)  D                                     (.01)         (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.08          3.59

 TOTAL FROM INVESTMENT OPERATIONS                                    1.07          3.58

LESS DISTRIBUTIONS

 IN EXCESS OF NET INVESTMENT INCOME                                  (.02)         -

 FROM NET REALIZED GAIN                                              (1.68)        (.07)

 TOTAL DISTRIBUTIONS                                                 (1.70)        (.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.89       $ 13.51

TOTAL RETURN B, C                                                    8.86%         35.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,152       $ 1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50% A, F    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.48% A, G    1.48% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.12)% A      (.13)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. C THE
TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO
JULY 31, 1997. F FMR
AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $15,121,055 and $12,128,299, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,229    $ 1,229

CLASS T     20,851     20,851

CLASS B     4,863      1,215

CLASS C     115        -

           $ 27,058   $ 23,295

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     $487

CLASS T     $890

CLASS B     $159

CLASS C     $201

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 3,989    $ 3,176

CLASS T     6,810      4,729

CLASS B     927        0 *

CLASS C     11         0 *

           $ 11,737   $ 7,905

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC **   $ 1,617    .33 *

CLASS T                 FIIOC **    12,308    .30 *

CLASS B                 FIIOC **    1,914     .40 *

CLASS C                 FIIOC **    76        .68 *

INSTITUTIONAL CLASS     FIIOC **    1,699     .18 *

                                   $ 17,614

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,120 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 7,575

CLASS T                2.00%          18,541

CLASS B                2.50%          15,126

CLASS C                2.50%          3,529

INSTITUTIONAL CLASS    1.50%          6,820

                                     $ 51,591

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,206 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                      SIX MONTHS ENDED    YEAR ENDED
                                      JANUARY 31,         JULY 31,

                                      1998 A              1997 B, C

CLASS A

IN EXCESS OF NET INVESTMENT INCOME    $ 723               $ -

FROM NET REALIZED GAIN                 121,875             4,926

TOTAL                                 $ 122,598           $ 4,926

CLASS T

FROM NET REALIZED GAIN                $ 1,001,052         $ 16,753

CLASS B

FROM NET REALIZED GAIN                $ 102,510           $ -

CLASS C

FROM NET REALIZED GAIN                $ 1,954             $ -

INSTITUTIONAL CLASS

IN EXCESS OF NET INVESTMENT INCOME    $ 2,032             $ -

FROM NET REALIZED GAIN                 203,205             7,342

TOTAL                                 $ 205,237           $ 7,342

                                      $ 1,433,351         $ 29,021

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,     JANUARY 31,         JULY 31,

                                 1998 A              1997 B, C    1998 A              1997 B, C



CLASS A                           23,874              88,027      $ 311,282           $ 950,592
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     9,124               457          113,019             4,913

SHARES REDEEMED                   (9,289)             (18,468)     (121,191)           (227,830)

NET INCREASE (DECREASE)           23,709              70,016      $ 303,110           $ 727,675

CLASS T                           280,817             629,432     $ 3,609,525         $ 7,025,043
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     73,835              1,492        913,447             16,036

SHARES REDEEMED                   (104,712)           (86,989)     (1,338,376)         (987,625)

NET INCREASE (DECREASE)           249,940             543,935     $ 3,184,596         $ 6,053,454

CLASS B                           90,531              45,607      $ 1,158,051         $ 545,925
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7,684               -            94,935              -

SHARES REDEEMED                   (2,310)             (1,202)      (29,781)            (13,641)

NET INCREASE (DECREASE)           95,905              44,405      $ 1,223,205         $ 532,284

CLASS C                           6,697               -           $ 86,473            $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     43                  -            542                 -

SHARES REDEEMED                   (201)               -            (2,510)             -

NET INCREASE (DECREASE)           6,539               -           $ 84,505            $ -

INSTITUTIONAL CLASS               69,833              121,713     $ 889,749           $ 1,256,098
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     15,764              682          196,010             7,342

SHARES REDEEMED                   (17,305)            (23,717)     (223,793)           (266,641)

NET INCREASE (DECREASE)           68,292              98,678      $ 861,966           $ 996,799


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 5,893

CLASS T                 6,105

CLASS B                 13,178

CLASS C                 3,462

INSTITUTIONAL CLASS     5,076

                       $ 33,714

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CYCLICAL - CL A   -1.92%   18.10%   36.44%

FIDELITY ADV CYCLICAL - CL A   -7.56%   11.31%   28.59%
(INCL. 5.75% SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
JANUARY 31, 1998                     YEAR     FUND

FIDELITY ADV CYCLICAL - CL A         18.10%   24.63%

FIDELITY ADV CYCLICAL - CL A         11.31%   19.51%
(INCL. 5.75% SALES CHARGE)

S&P 500                              26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165519 S00000000000001
             FA Cyclical Ind -CL A       S&P 500
             00184                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30       9783.15                    10516.69
  1996/10/31      10065.90                    10806.74
  1996/11/30      10669.10                    11623.62
  1996/12/31      10612.70                    11393.36
  1997/01/31      10888.23                    12105.21
  1997/02/28      10916.74                    12200.12
  1997/03/31      10584.20                    11698.81
  1997/04/30      10745.72                    12397.23
  1997/05/31      11638.82                    13151.98
  1997/06/30      12246.89                    13741.19
  1997/07/31      13111.49                    14834.57
  1997/08/31      12826.45                    14003.54
  1997/09/30      13135.80                    14770.51
  1997/10/31      12290.57                    14277.18
  1997/11/30      12499.40                    14938.07
  1997/12/31      12592.62                    15194.56
  1998/01/30      12859.24                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165521 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $12,859 - a 28.59% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   9.5

FORD MOTOR CO.                         4.6

TYCO INTERNATIONAL LTD.                2.7

LOCKHEED MARTIN CORP.                  2.5

FLUOR CORP.                            2.1

HONEYWELL, INC.                        2.1

XEROX CORP.                            2.0

EMERSON ELECTRIC CO.                   1.9

ALUMINUM CO. OF AMERICA                1.9

MINNESOTA MINING & MANUFACTURING CO.   1.9

TOP INDUSTRIES AS OF JANUARY 31, 1998
ELECTRICAL MACHINERY 13.4%
CHEMICALS 5.3%
MOTOR VEHICLES &
CAR BODIES 5.0%
AIR TRANSPORT,
MAJOR NATIONAL 4.7%
GENERAL INDUSTRIAL MACHINERY 4.4%
ALL OTHERS 67.2%
ROW: 1, COL: 1, VALUE: 67.2
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 5.3
ROW: 1, COL: 6, VALUE: 13.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CYCLICAL - CL T   -1.93%   17.94%   36.14%

FIDELITY ADV CYCLICAL - CL T   -5.36%   13.82%   31.37%
(INCL. 3.50% SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
JANUARY 31, 1998                     YEAR     FUND

FIDELITY ADV CYCLICAL - CL T         17.94%   24.44%

FIDELITY ADV CYCLICAL - CL T         13.82%   21.33%
(INCL. 3.50% SALES CHARGE)

S&P 500                              26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165829 S00000000000001
             FA Cyclical Ind -CL T       S&P 500
             00194                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10016.70                    10516.69
  1996/10/31      10306.20                    10806.74
  1996/11/30      10923.80                    11623.62
  1996/12/31      10846.68                    11393.36
  1997/01/31      11138.52                    12105.21
  1997/02/28      11167.70                    12200.12
  1997/03/31      10817.49                    11698.81
  1997/04/30      10982.87                    12397.23
  1997/05/31      11897.30                    13151.98
  1997/06/30      12519.89                    13741.19
  1997/07/31      13395.40                    14834.57
  1997/08/31      13103.57                    14003.54
  1997/09/30      13410.13                    14770.51
  1997/10/31      12554.81                    14277.18
  1997/11/30      12768.64                    14938.07
  1997/12/31      12864.11                    15194.56
  1998/01/30      13137.15                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165831 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $13,137 - a 31.37% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   9.5

FORD MOTOR CO.                         4.6

TYCO INTERNATIONAL LTD.                2.7

LOCKHEED MARTIN CORP.                  2.5

FLUOR CORP.                            2.1

HONEYWELL, INC.                        2.1

XEROX CORP.                            2.0

EMERSON ELECTRIC CO.                   1.9

ALUMINUM CO. OF AMERICA                1.9

MINNESOTA MINING & MANUFACTURING CO.   1.9

TOP INDUSTRIES AS OF JANUARY 31, 1998
ELECTRICAL MACHINERY 13.4%
CHEMICALS 5.3%
MOTOR VEHICLES &
CAR BODIES 5.0%
AIR TRANSPORT,
MAJOR NATIONAL 4.7%
GENERAL INDUSTRIAL MACHINERY 4.4%
ALL OTHERS 67.2%
ROW: 1, COL: 1, VALUE: 67.2
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 5.3
ROW: 1, COL: 6, VALUE: 13.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CYCLICAL - CL B   -2.31%   17.31%   35.41%

FIDELITY ADV CYCLICAL - CL B   -6.83%   12.31%   31.41%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   LIFE OF
JANUARY 31, 1998                     YEAR     FUND

FIDELITY ADV CYCLICAL - CL B         17.31%   23.97%

FIDELITY ADV CYCLICAL - CL B         12.31%   21.36%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                              26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 162302 S00000000000001
             FA Cyclical Ind -CL B       S&P 500
             00234                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10380.00                    10516.69
  1996/10/31      10680.00                    10806.74
  1996/11/30      11320.00                    11623.62
  1996/12/31      11240.08                    11393.36
  1997/01/31      11542.50                    12105.21
  1997/02/28      11572.75                    12200.12
  1997/03/31      11209.84                    11698.81
  1997/04/30      11381.21                    12397.23
  1997/05/31      12318.73                    13151.98
  1997/06/30      12953.82                    13741.19
  1997/07/31      13861.09                    14834.57
  1997/08/31      13548.58                    14003.54
  1997/09/30      13866.28                    14770.51
  1997/10/31      12958.74                    14277.18
  1997/11/30      13169.80                    14938.07
  1997/12/31      13268.76                    15194.56
  1998/01/30      13141.00                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980226 162303 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $13,141 - a 31.41% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   9.5

FORD MOTOR CO.                         4.6

TYCO INTERNATIONAL LTD.                2.7

LOCKHEED MARTIN CORP.                  2.5

FLUOR CORP.                            2.1

HONEYWELL, INC.                        2.1

XEROX CORP.                            2.0

EMERSON ELECTRIC CO.                   1.9

ALUMINUM CO. OF AMERICA                1.9

MINNESOTA MINING & MANUFACTURING CO.   1.9

TOP INDUSTRIES AS OF JANUARY 31, 1998
ELECTRICAL MACHINERY 13.4%
CHEMICALS 5.3%
MOTOR VEHICLES &
CAR BODIES 5.0%
AIR TRANSPORT,
MAJOR NATIONAL 4.7%
GENERAL INDUSTRIAL MACHINERY 4.4%
ALL OTHERS 67.2%
ROW: 1, COL: 1, VALUE: 67.2
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 5.3
ROW: 1, COL: 6, VALUE: 13.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998               MONTHS   YEAR     FUND

FIDELITY ADV CYCLICAL - CL C   -2.40%   17.21%   35.29%

FIDELITY ADV CYCLICAL - CL C   -3.35%   16.21%   35.29%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                    PAST 1   LIFE OF
JANUARY 31, 1998                                 YEAR     FUND

FIDELITY ADV CYCLICAL - CL C                     17.21%   23.89%

FIDELITY ADV CYCLICAL - CL C                     16.21%   23.89%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                          26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165738 S00000000000001
             FA Cyclical Ind -CL C       S&P 500
             00283                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10380.00                    10516.69
  1996/10/31      10680.01                    10806.74
  1996/11/30      11320.00                    11623.62
  1996/12/31      11240.09                    11393.36
  1997/01/31      11542.51                    12105.21
  1997/02/28      11572.75                    12200.12
  1997/03/31      11209.84                    11698.81
  1997/04/30      11381.21                    12397.23
  1997/05/31      12318.73                    13151.98
  1997/06/30      12953.82                    13741.19
  1997/07/31      13861.09                    14834.57
  1997/08/31      13548.58                    14003.54
  1997/09/30      13866.28                    14770.51
  1997/10/31      12958.75                    14277.18
  1997/11/30      13169.84                    14938.07
  1997/12/31      13257.55                    15194.56
  1998/01/30      13528.56                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165740 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $13,529 - a 35.29% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   9.5

FORD MOTOR CO.                         4.6

TYCO INTERNATIONAL LTD.                2.7

LOCKHEED MARTIN CORP.                  2.5

FLUOR CORP.                            2.1

HONEYWELL, INC.                        2.1

XEROX CORP.                            2.0

EMERSON ELECTRIC CO.                   1.9

ALUMINUM CO. OF AMERICA                1.9

MINNESOTA MINING & MANUFACTURING CO.   1.9

TOP INDUSTRIES AS OF JANUARY 31, 1998
ELECTRICAL MACHINERY 13.4%
CHEMICALS 5.3%
MOTOR VEHICLES &
CAR BODIES 5.0%
AIR TRANSPORT,
MAJOR NATIONAL 4.7%
GENERAL INDUSTRIAL MACHINERY 4.4%
ALL OTHERS 67.2%
ROW: 1, COL: 1, VALUE: 67.2
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 5.3
ROW: 1, COL: 6, VALUE: 13.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An Interview with
Albert Ruback, Portfolio Manager of Fidelity
Advisor Cyclical
Industries Fund
Q. HOW DID THE FUND PERFORM, ALBERT?
A. For the six-month period ending January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned -1.92%, -1.93%, -2.31% and -2.40%, respectively. By comparison, the Standard & Poor's 500 Index was up 3.56% over the same time frame. For the 12 month period ending January 31, 1998, the fund's Class A, Class T, Class B and Class C shares had returns of 18.10%, 17.94%, 17.31% and 17.21%, respectively. During that same period, the S&P 500 returned 26.91%.
Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE S&P 500?
A. The biggest surprise for me was the magnitude of the impact from concerns in the Asian Pacific. The fund's holdings in paper and aluminum companies - such as Aluminum Company of America - took a hit over concerns about diminished demand in that region. Any slight change in customer demand can reduce commodity prices, which is then reflected in stock performance, and so aluminum and paper stocks suffered. These stocks have come back lately, however. While I have trimmed back a little in paper stocks, I have maintained my conviction and continue to hold aluminum stocks.
Q. WHAT ARE YOU LOOKING FOR IN TODAY'S MARKET?
A. Increasingly, I am looking for stability of earnings. So, for example, I like companies that will benefit from the health of the aerospace sector. I want companies that have more predictable earnings. The mainstays in aerospace would be Textron, for example, which saw a huge improvement in demand, or Gulfstream. These companies should benefit from any improvement in the aerospace cycle, especially in smaller niches such as business jets.
Q. YOU'RE A VALUE INVESTOR. IS IT HARDER TO BE VALUE-ORIENTED GIVEN THE STATE OF THE MARKET TODAY?
A. It is more challenging. I have to be more selective. I have changed my orientation towards what I consider value in today's market. Now, I look at stocks more on a relative basis to the overall market valuation, whereas I used to look at them almost entirely on an absolute basis. So when I analyze a stock now, I look at it relative to its industry, to other stocks within the general sector, and to the overall market. An example of this orientation would be Textron. Over the past seven years, the company's earnings growth has been better than the earnings growth of the market. And yet, the stock is still trading at a thirty percent discount to the market. So even though it is at the high end of its historical range, I don't believe it should be trading at such a discount. I think it should be trading at least at parity if not at a premium.
Q. I SEE THAT SOME OF YOUR LARGEST HOLDINGS HAVEN'T CHANGED DURING THE PAST SIX MONTHS. WHY IS THAT?
A. I choose stocks for the long term. That is the case with a stock like General Electric, which is the largest holding in the fund. In terms of earnings predictability, the company has a long history of meeting shareholder expectations. Because GE has been very conservative financially and hedges its currency exposure, at the end of the period it appeared to have minimal exposure from the Asian Pacific crisis. Also, it was in the midst of a significant cost-reduction effort called the Six Sigma effort that aimed to potentially double current earnings over the period of a couple of years. Ford, which also has been in a major cost reduction effort, is a company whose stock I have been acquiring recently. While I am concerned about the overall auto cycle, Ford appeared to be well positioned because of cost-reduction efforts and an aggressive stock buyback program. It also plans to launch some attractive vehicles soon.
Q. DO YOU SEE ANY OTHER SHIFTS IN STRATEGY OVER THE NEXT SIX MONTHS?
A. I am looking for two types of companies: those that are doing a good job of growing their unit sales, and those that are seemingly at their capacity, which will enable them to get price improvements. A good example of a company that was growing its unit sales at the end of the period is the specialty chemical company Cytec.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$4 million
MANAGER: Albert Ruback, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.9%
AIRCRAFT - 3.0%
Gulfstream Aerospace Corp. (a)  700 $ 23,832
Lockheed Martin Corp.   1,057  109,994
  133,826
AIRCRAFT & PARTS - 2.1%
Precision Castparts Corp.   200  10,425
Sundstrand Corp.   400  21,775
Textron, Inc.   1,000  59,813
  92,013
AIRCRAFT EQUIPMENT - 0.4%
Aviall, Inc. (a)  500  7,375
Fairchild Corp. Class A (a)  500  10,188
  17,563
MISSILES & SPACE VEHICLES - 1.0%
Alliant Techsystems, Inc. (a)   400  23,775
Thiokol Corp.   250  21,563
  45,338
ORDNANCE - 0.4%
Harsco Corp.   400  16,225
TOTAL AEROSPACE & DEFENSE   304,965
AIR TRANSPORTATION - 4.7%
AIR TRANSPORT, MAJOR NATIONAL - 4.7%
AMR Corp. (a)  500  63,125
Alaska Air Group, Inc.   1,000  48,563
America West Holding Corp. Class B (a)  900  19,631
Continental Airlines, Inc. Class B (a)  500  23,188
Southwest Airlines Co.   1,100  28,669
US Airways Group, Inc. (a)  400  24,375
  207,551
AUTOS, TIRES, & ACCESSORIES - 8.1%
AUTO & TRUCK PARTS - 2.8%
Borg-Warner Automotive, Inc.   200  10,713
Cummins Engine Co., Inc.   300  16,050
Eaton Corp.   200  17,950
SPX Corp.   600  43,800
TRW, Inc.   500  25,438
Wynn's International, Inc.   450  10,266
  124,217
MOTOR VEHICLES & CAR BODIES - 5.0%
Ford Motor Co.   4,000  204,000
Lear Corp. (a)  300  14,906
  218,906
TIRES & INNER TUBES - 0.3%
Goodyear Tire & Rubber Co.   200  12,525
TOTAL AUTOS, TIRES, & ACCESSORIES   355,648
BROADCASTING - 1.8%
TELEVISION BROADCASTING - 1.8%
CBS Corp.   2,600  77,838
BUILDING MATERIALS - 3.2%
AIR-CONDITIONING EQUIPMENT - 1.1%
American Standard Companies, Inc. (a)  1,200  48,075
CEMENT - 0.4%
Southdown, Inc.   300  18,919
CONCRETE, GYPSUM, PLASTER - 0.2%
USG Corp. (a)  200  10,525

 SHARES VALUE (NOTE 1)
PAINT & VARNISH - 0.6%
Lilly Industrial Coatings, Inc. Class A  900 $ 16,313
Sherwin-Williams Co.   300  8,550
  24,863
PLUMBING SUPPLIES - WHOLESALE - 0.9%
Masco Corp.   800  39,400
TOTAL BUILDING MATERIALS   141,782
CHEMICALS & PLASTICS - 9.4%
ADHESIVES & SEALANTS - 0.9%
Ferro Corp.   800  19,750
Nalco Chemical Co.   500  18,750
  38,500
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   300  11,494
CHEMICALS - 5.3%
Cytec Industries, Inc. (a)  900  46,294
du Pont (E.I.) de Nemours & Co.   800  45,300
Goodrich (B.F.) Co.   140  5,871
Monsanto Co.   1,600  75,900
NL Industries, Inc. (a)  1,000  17,813
Witco Corp.   1,100  44,550
  235,728
INDUSTRIAL GASES - 0.5%
Air Products & Chemicals, Inc.   300  24,019
PLASTICS & SYNTHETIC RESINS - 0.5%
Solutia, Inc.   360  10,058
Spartech Corp.  700  11,288
  21,346
PLASTICS, NEC - 1.1%
Ivex Packaging Corp.   2,200  46,200
UNSUPPORTED PLASTICS FILM & SHEET - 0.8%
W.R. Grace & Co.  300  23,569
Sealed Air Corp. (a)  200  12,575
  36,144
TOTAL CHEMICALS & PLASTICS   413,431
COMPUTERS & OFFICE EQUIPMENT - 2.8%
OFFICE AUTOMATION - 2.8%
Pitney Bowes, Inc.   800  36,700
Xerox Corp.   1,100  88,413
  125,113
CONSTRUCTION - 2.2%
GENERAL BUILDING - 0.2%
Toll Brothers, Inc. (a)  400  11,150
MOBILE HOMES - 0.6%
Oakwood Homes Corp.   700  25,156
OPERATIVE BUILDERS - 1.4%
Centex Corp.   200  12,550
Kaufman & Broad Home Corp.   500  12,875
Lennar Corp.   500  12,281
U.S. Home Corp. (a)  600  22,763
  60,469
TOTAL CONSTRUCTION   96,775
CONSUMER DURABLES - 1.9%
MANUFACTURING INDUSTRIES, NEC - 1.9%
Minnesota Mining & Manufacturing Co.   1,000  83,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSUMER ELECTRONICS - 1.2%
APPLIANCES - 0.9%
Black & Decker Corp.   300 $ 14,456
Maytag Co.   600  23,063
  37,519
RADIOS, TELEVISIONS, STEREOS - 0.3%
General Motors Corp. Class H  400  13,850
TOTAL CONSUMER ELECTRONICS   51,369
DEFENSE ELECTRONICS - 3.9%
Litton Industries, Inc. (a)  900  53,438
Northrop Grumman Corp.   500  61,313
Raytheon Co.:
 Class A  281  14,366
 Class B  800  41,700
  170,817
ELECTRICAL EQUIPMENT - 13.9%
ELECTRICAL MACHINERY - 13.4%
Emerson Electric Co.   1,400  84,700
General Electric Co.   5,400  418,500
Honeywell, Inc.   1,300  91,081
  594,281
ELECTRICAL, INDUSTRIAL APPARATUS - 0.5%
Hubbell, Inc. Class B  400  20,025
TOTAL ELECTRICAL EQUIPMENT   614,306
ELECTRONIC INSTRUMENTS - 1.1%
MEASURING INSTRUMENTS - 1.1%
Thermo Electron Corp. (a)  1,300  50,700
ENGINEERING - 2.3%
ARCHITECTS & ENGINEERS - 2.3%
EG & G, Inc.   400  9,650
Fluor Corp.   2,500  94,219
  103,869
HOLDING COMPANIES - 1.0%
HOLDING COMPANY OFFICES, NEC - 1.0%
Norfolk Southern Corp.   1,400  44,188
INDUSTRIAL MACHINERY & EQUIPMENT - 6.7%
ACCESSORIES, MEASURING DEVICES & CUTTING TOOLS - 0.2%
Stanley Works  200  8,850
CONSTRUCTION EQUIPMENT - 1.2%
Caterpillar, Inc.   1,100  52,800
FARM MACHINERY & EQUIPMENT - 0.9%
Case Corp.   700  40,819
GENERAL INDUSTRIAL MACHINERY - 4.4%
Illinois Tool Works, Inc.   700  38,981
Ingersoll-Rand Co.   900  35,775
Tyco International Ltd.  2,700  119,813
  194,569
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   297,038
IRON & STEEL - 2.4%
BLAST FURNACES - 0.5%
Steel Dynamics, Inc. (a)  1,100  22,000
FABRICATED METAL PRODUCTS - 0.6%
Aeroquip Vickers, Inc.   200  10,000
SPS Technologies, Inc. (a)  400  16,275
  26,275

 SHARES VALUE (NOTE 1)
IRON & STEEL BLAST FURNACES, MILLS - 0.8%
Inland Steel Industries, Inc.   800 $ 15,950
Nucor Corp.   400  19,050
  35,000
IRON & STEEL FOUNDRIES - 0.5%
Dofasco Inc.   1,300  22,328
TOTAL IRON & STEEL   105,603
LEASING & RENTAL - 0.2%
EQUIPMENT RENTAL & LEASING, NEC - 0.2%
Ryder Systems, Inc.   250  8,375
METALS & MINING - 5.9%
ALUMINUM, EXTRUDED PRODUCTS - 0.6%
Alumax, Inc. (a)  800  27,850
METAL MINING - 0.5%
Phelps Dodge Corp.   300  19,763
METAL ORES - 0.2%
Pechiney SA Class A  200  7,841
METALS & MINERALS - WHOLESALE - 0.2%
Elkem ASA  800  10,487
NON-METALLIC MINERAL MINING - 0.2%
Martin Marietta Materials, Inc.   274  10,412
NONFERROUS ROLLING & DRAWING - 1.0%
Superior Telecom, Inc. (a)  1,100  43,450
PRIMARY PRODUCTION OF ALUMINUM - 0.6%
Reynolds Metals Co.   400  25,225
PRIME NONFERROUS SMELTING - 2.6%
Alcan Aluminium Ltd.   1,100  32,723
Aluminum Co. of America  1,100  84,013
  116,736
TOTAL METALS & MINING   261,764
PACKAGING & CONTAINERS - 1.1%
GLASS CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  500  18,188
METAL CANS & CONTAINERS - 0.7%
Silgan Holdings, Inc.   1,100  30,388
TOTAL PACKAGING & CONTAINERS   48,576
PAPER & FOREST PRODUCTS - 3.2%
PAPER - 2.2%
Champion International Corp.   400  20,475
Stone Container Corp. (a)  1,400  17,850
Temple-Inland, Inc.   400  22,200
Union Camp Corp.   400  22,875
Willamette Industries, Inc.   500  16,750
  100,150
PAPER MILLS - 1.0%
Fort James Corp.   1,000  42,938
TOTAL PAPER & FOREST PRODUCTS   143,088
POLLUTION CONTROL - 2.9%
POLLUTION EQUIPMENT & DESIGN - 0.5%
Ogden Corp.   800  20,050
REFUSE SYSTEMS - 1.6%
Browning-Ferris Industries, Inc.   900  31,106
Eastern Environmental Services Inc.   1,000  24,750
Waste Management, Inc.   600  14,100
  69,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - CONTINUED
SANITARY SERVICES - 0.8%
USA Waste Services, Inc. (a)  992 $ 36,456
TOTAL POLLUTION CONTROL   126,462
PRINTING - 0.4%
COMMERCIAL PRINTING, NEC - 0.4%
Deluxe Corp.   500  16,500
RAILROADS - 2.8%
RAILROAD EQUIPMENT - 0.4%
Bombardier, Inc. Class B  800  15,444
RAILROADS - 2.4%
CSX Corp.   1,100  58,300
Canadian National Railway Co.   1,000  49,947
  108,247
TOTAL RAILROADS   123,691
SHIP BUILDING & REPAIR - 1.2%
SHIP BUILDERS - 1.2%
Avondale Industries, Inc. (a)  1,000  28,281
General Dynamics Corp.   200  17,250
Newport News Shipbuilding, Inc.   400  10,050
  55,581
TEXTILES & APPAREL - 0.5%
COTTON MILLS - 0.1%
Galey & Lord, Inc. (a)  400  6,375
TEXTILE MILL PRODUCTS - 0.4%
Unifi, Inc.   400  16,400
TOTAL TEXTILES & APPAREL   22,775
TRUCKING & FREIGHT - 1.9%
AIR COURIER SERVICES - 0.3%
CNF Transportation, Inc.   300  13,706
FREIGHT FORWARDING - 0.4%
Air Express International Corp.   300  7,969
Expeditors International
 of Washington, Inc.   300  9,338
  17,307
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   800  18,400
TRUCKING, LONG DISTANCE - 0.8%
USFreightways Corp.   400  14,000
Yellow Corp. (a)  800  20,900
  34,900
TOTAL TRUCKING & FREIGHT   84,313
TOTAL COMMON STOCKS
 (Cost $3,766,934)   4,135,618
CASH EQUIVALENTS - 6.4%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)  243,678 $ 243,678
 MATURITY
 AMOUNT
Investments in repurchase agreements
 U.S. Treasury obligations), in a joint
 trading account at 5.59%, dated
 1/30/98 due 2/2/98  $ 41,019  41,000
TOTAL CASH EQUIVALENTS
 (Cost $284,678)   284,678
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,051,612)  $ 4,420,296
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,056,189. Net unrealized appreciation aggregated $364,107, of which $483,468 related to appreciated investment securities and $119,361 related to depreciated investment securities.
ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $41,000) (COST $4,051,612) - SEE               $
4,420,296
ACCOMPANYING SCHEDULE


CASH                                                                                                                   37


RECEIVABLE FOR INVESTMENTS SOLD
110,206

RECEIVABLE FOR FUND SHARES SOLD
13,719

DIVIDENDS RECEIVABLE                                                                                                   2,857


INTEREST RECEIVABLE                                                                                                    1,259


PREPAID EXPENSES
11,013

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                              9,936


 TOTAL ASSETS
4,569,323

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                          $ 66,186


PAYABLE FOR FUND SHARES REDEEMED                                                                            10


DISTRIBUTION FEES PAYABLE                                                                                   1,383


OTHER PAYABLES AND ACCRUED EXPENSES                                                                         82,336


 TOTAL LIABILITIES
149,915

NET ASSETS                                                                                                            $
4,419,408

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                       $
3,973,982

ACCUMULATED NET INVESTMENT
(5,182)
INCOME (LOSS)


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
81,927

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
368,681
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                            $
4,419,408


CALCULATION OF MAXIMUM                                            $12.54
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($393,570 (DIVIDED BY)
  31,376 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $12.54)           $13.31

 CLASS T:                                                         $12.51
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($2,348,216 (DIVIDED BY)
  187,740 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                                 $12.96
 (100/96.50 OF $12.51)

 CLASS B:                                                         $12.44
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($455,633 (DIVIDED BY) 36,628
  SHARES) A

 CLASS C:                                                         $12.48
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($41,069 (DIVIDED BY) 3,290
  SHARES) A

 INSTITUTIONAL CLASS:                                             $12.64
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($1,180,920 (DIVIDED BY)  93,424 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 29,716
DIVIDENDS

INTEREST                                                                         8,290

 TOTAL INCOME                                                                    38,006

EXPENSES

MANAGEMENT FEE                                                     $ 14,033

TRANSFER AGENT FEES                                                 7,115

DISTRIBUTION FEES                                                   7,906

ACCOUNTING FEES AND EXPENSES                                        30,004

NON-INTERESTED TRUSTEES' COMPENSATION                               9

CUSTODIAN FEES AND EXPENSES                                         2,841

REGISTRATION FEES                                                   32,690

AUDIT                                                               15,875

LEGAL                                                               86

REPORTS TO SHAREHOLDERS                                             2,707

MISCELLANEOUS                                                       38

 TOTAL EXPENSES BEFORE REDUCTIONS                                   113,304

 EXPENSE REDUCTIONS                                                 (70,116)     43,188

NET INVESTMENT INCOME (LOSS)                                                     (5,182)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              231,436

 FOREIGN CURRENCY TRANSACTIONS                                      (19)         231,417

CHANGE IN NET UNREALIZED
 APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (381,220)

 ASSETS AND LIABILITIES IN                                          4            (381,216)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  (149,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (154,981)


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997


OPERATIONS                                                                                   $ (5,182)     $ 4,855
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                                     231,417       473,715

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                         (381,216)     749,897

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (154,981)     1,228,467

DISTRIBUTIONS TO SHAREHOLDERS                                                                 -             (10,690)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                       (348,447)     (45,982)

 TOTAL DISTRIBUTIONS                                                                          (348,447)     (56,672)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                  624,706       3,118,751

REDEMPTION FEES                                                                               5,442         2,142

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     126,720       4,292,688

NET ASSETS

 BEGINNING OF PERIOD                                                                          4,292,688     -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $5,182 AND $0, RESPECTIVELY)    $ 4,419,408   $ 4,292,688



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.80       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)         (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.27)         3.89

 TOTAL FROM INVESTMENT OPERATIONS                                    (.28)         3.88

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.01)

 FROM NET REALIZED GAIN                                              (.99)         (.08)

 TOTAL DISTRIBUTIONS                                                 (.99)         (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.54       $ 13.80

TOTAL RETURN B, C                                                    (1.92)%       39.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 393         $ 365

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F    1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.74% A, G    1.73% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.13)% A      (.09)% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE  H                                          $ .0239       $ .0210



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31,
1997. F  FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.77       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)  D                                     (.02)         (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.26)         3.89

 TOTAL FROM INVESTMENT OPERATIONS                                    (.28)         3.85

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.01)

 FROM NET REALIZED GAIN                                              (.99)         (.08)

 TOTAL DISTRIBUTIONS                                                 (.99)         (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.51       $ 13.77

TOTAL RETURN B, C                                                    (1.93)%       38.81%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,348       $ 1,920

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.00% A, F    2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.99% A, G    1.97% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.39)%  A     (.37)% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE  H                                          $ .0239       $ .0210



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.75       $ 11.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)  D                                     (.06)         (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.27)         2.25

 TOTAL FROM INVESTMENT OPERATIONS                                    (.33)         2.19

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.99)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.44       $ 13.75

TOTAL RETURN B, C                                                    (2.31)%       18.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 456         $ 252

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F    2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.50% A       2.45% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.89)% A      (1.11)% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE H                                           $ .0239       $ .0210



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY
31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES. H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                           PERIOD ENDED
                           JANUARY 31, 1998 E

SELECTED PER-SHARE DATA    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 12.54

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        .34

 TOTAL FROM INVESTMENT OPERATIONS                               .31

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                         (.38)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                        .01

NET ASSET VALUE, END OF PERIOD                                 $ 12.48

TOTAL RETURN B, C                                               2.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.50% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.97)% A

PORTFOLIO TURNOVER                                              142% A

AVERAGE COMMISSION RATE G                                      $ .0239


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO
JANUARY 31, 1998. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.84       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME  D                                            .01           .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.28)         3.91

 TOTAL FROM INVESTMENT OPERATIONS                                    (.27)         3.94

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.02)

 FROM NET REALIZED GAIN                                              (.95)         (.08)

 TOTAL DISTRIBUTIONS                                                 (.95)         (.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .02           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.64       $ 13.84

TOTAL RETURN B, C                                                    (1.76)%       39.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,181       $ 1,756

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50% A, F    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.49% A, G    1.48% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .11% A        .25% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE  H                                          $ .0239       $ .0210



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,290,989 and $3,073,926, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 456     $ 456

CLASS T     5,847     5,847

CLASS B     1,555     389

CLASS C     48        -

           $ 7,906   $ 6,692

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     181

CLASS T     291

CLASS B     42

CLASS C     77

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 584     $ 328

CLASS T     1,942     804

CLASS B     0         0*

CLASS C     0         0*

           $ 2,526   $ 1,132

* WHEN CLASS B AND CLASS C ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 FIIOC **   $ 849      .46 *

CLASS T                 FIIOC **    4,007     .34 *

CLASS B                 FIIOC **    808       .55 *

CLASS C                 FIIOC **    54        1.19 *

INSTITUTIONAL CLASS     FIIOC **    1,397     .16 *

                                   $ 7,115

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $568 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 8,976

CLASS T                2.00%          24,659

CLASS B                2.50%          15,670

CLASS C                2.50%          3,610

INSTITUTIONAL CLASS    1.50%          17,067

                                     $ 69,982

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $134 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 34% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS ENDED    YEAR ENDED
                              JANUARY 31,         JULY 31,

                              1998  A             1997 B, C

CLASS A

FROM NET INVESTMENT INCOME    $ -                 $ 210

FROM NET REALIZED GAIN         27,503              1,679

TOTAL                         $ 27,503            $ 1,889

CLASS T

FROM NET INVESTMENT INCOME    $ -                 $ 596

FROM NET REALIZED GAIN         168,735             4,766

TOTAL                         $ 168,735           $ 5,362

CLASS B

FROM NET REALIZED GAIN        $ 21,647            $ -

CLASS C

FROM NET REALIZED GAIN        $ 303               $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ -                 $ 9,884

FROM NET REALIZED GAIN         130,259             39,537

TOTAL                         $ 130,259           $ 49,421

                              $ 348,447           $ 56,672

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,      JANUARY 31,         JULY 31,

                                 1998  A             1997  B, C    1998  A             1997  B, C



CLASS A                           4,506               29,864       $ 57,055            $ 317,058
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,141               169           27,217              1,885

SHARES REDEEMED                   (1,681)             (3,623)       (20,860)            (42,214)

NET INCREASE (DECREASE)           4,966               26,410       $ 63,412            $ 276,729

CLASS T                           127,608             159,328      $ 1,654,772         $ 1,808,520
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     12,558              440           158,925             4,903

SHARES REDEEMED                   (91,827)            (20,367)      (1,153,137)         (254,181)

NET INCREASE (DECREASE)           48,339              139,401      $ 660,560           $ 1,559,242

CLASS B                           16,600              18,329       $ 207,211           $ 222,169
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,702               -             21,404              -

SHARES REDEEMED                   (3)                 -             (34)                -

NET INCREASE (DECREASE)           18,299              18,329       $ 228,581           $ 222,169

CLASS C                           3,265               -            $ 39,782            $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     25                  -             303                 -

NET INCREASE (DECREASE)           3,290               -            $ 40,085            $ -

INSTITUTIONAL CLASS               24,071              595,951      $ 323,486           $ 6,237,387
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     10,114              4,432         129,319             49,421

SHARES REDEEMED                   (67,641)            (473,503)     (820,737)           (5,226,197)

NET INCREASE (DECREASE)           (33,456)            126,880      $ (367,932)         $ 1,060,611


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 5,755

CLASS T                 5,605

CLASS B                 12,737

CLASS C                 3,464

INSTITUTIONAL CLASS     5,129

                       $ 32,690

ADVISOR FINANCIAL SERVICES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV FINANCIAL - CL A   7.11%    31.37%   62.12%

FIDELITY ADV FINANCIAL - CL A   0.95%    23.82%   52.80%
(INCL. 5.75% SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
JANUARY 31, 1998                      YEAR     FUND

FIDELITY ADV FINANCIAL - CL A         31.37%   40.84%

FIDELITY ADV FINANCIAL - CL A         23.82%   35.05%
(INCL. 5.75% SALES CHARGE)

S&P 500                               26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 102748 S00000000000001
             FA Financial Serv -CL A     S&P 500
             00183                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30      10009.35                    10516.69
  1996/10/31      10546.58                    10806.74
  1996/11/30      11385.40                    11623.62
  1996/12/31      11045.81                    11393.36
  1997/01/31      11631.15                    12105.21
  1997/02/28      11772.76                    12200.12
  1997/03/31      10932.52                    11698.81
  1997/04/30      11829.41                    12397.23
  1997/05/31      12282.57                    13151.98
  1997/06/30      12915.11                    13741.19
  1997/07/31      14265.15                    14834.57
  1997/08/31      13424.91                    14003.54
  1997/09/30      14285.27                    14770.51
  1997/10/31      14200.07                    14277.18
  1997/11/30      14673.41                    14938.07
  1997/12/31      15481.66                    15194.56
  1998/01/30      15279.73                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 102750 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $15,280 - a 52.80% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                     % OF FUND'S
                                     INVESTMENTS

NATIONSBANK CORP.                    4.3

BANC ONE CORP.                       4.1

U.S. BANCORP                         4.0

CITICORP                             3.9

BANK OF NEW YORK CO., INC.           3.4

BANKAMERICA CORP.                    3.3

ALLSTATE CORP.                       3.2

AMERICAN EXPRESS CO.                 3.1

AMERICAN INTERNATIONAL GROUP, INC.   3.1

FANNIE MAE                           2.8

TOP INDUSTRIES AS OF JANUARY 31, 1998
NATIONAL COMMERCIAL BANKS 31.8%
PROPERTY-CASUALTY &
REINSURANCE 14.6%
FINANCIAL SERVICES  5.9%
PERSONAL CREDIT INSTITUTIONS 5.9%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES  5.6%
ALL OTHERS 36.2%
ROW: 1, COL: 1, VALUE: 36.2
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 14.6
ROW: 1, COL: 6, VALUE: 31.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV FINANCIAL - CL T   6.99%    31.08%   61.51%

FIDELITY ADV FINANCIAL - CL T   3.25%    26.50%   55.85%
(INCL. 3.50% SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
JANUARY 31, 1998                      YEAR     FUND

FIDELITY ADV FINANCIAL - CL T         31.08%   40.46%

FIDELITY ADV FINANCIAL - CL T         26.50%   36.96%
(INCL. 3.50% SALES CHARGE)

S&P 500                               26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 103428 S00000000000001
             FA Financial Serv -CL T     S&P 500
             00193                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10238.65                    10516.69
  1996/10/31      10788.70                    10806.74
  1996/11/30      11647.55                    11623.62
  1996/12/31      11299.87                    11393.36
  1997/01/31      11889.52                    12105.21
  1997/02/28      12024.84                    12200.12
  1997/03/31      11164.55                    11698.81
  1997/04/30      12082.84                    12397.23
  1997/05/31      12546.82                    13151.98
  1997/06/30      13184.80                    13741.19
  1997/07/31      14567.07                    14834.57
  1997/08/31      13706.78                    14003.54
  1997/09/30      14587.38                    14770.51
  1997/10/31      14500.21                    14277.18
  1997/11/30      14974.83                    14938.07
  1997/12/31      15791.84                    15194.56
  1998/01/30      15585.35                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 103431 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $15,585 - a 55.85% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                     % OF FUND'S
                                     INVESTMENTS

NATIONSBANK CORP.                    4.3

BANC ONE CORP.                       4.1

U.S. BANCORP                         4.0

CITICORP                             3.9

BANK OF NEW YORK CO., INC.           3.4

BANKAMERICA CORP.                    3.3

ALLSTATE CORP.                       3.2

AMERICAN EXPRESS CO.                 3.1

AMERICAN INTERNATIONAL GROUP, INC.   3.1

FANNIE MAE                           2.8

TOP INDUSTRIES AS OF JANUARY 31, 1998
NATIONAL COMMERCIAL BANKS 31.8%
PROPERTY-CASUALTY &
REINSURANCE 14.6%
FINANCIAL SERVICES  5.9%
PERSONAL CREDIT INSTITUTIONS 5.9%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES  5.6%
ALL OTHERS 36.2%
ROW: 1, COL: 1, VALUE: 36.2
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 14.6
ROW: 1, COL: 6, VALUE: 31.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4% respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV FINANCIAL - CL B   6.68%    30.45%   60.72%

FIDELITY ADV FINANCIAL - CL B   1.68%    25.45%   56.72%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
JANUARY 31, 1998                      YEAR     FUND

FIDELITY ADV FINANCIAL - CL B         30.45%   39.97%

FIDELITY ADV FINANCIAL - CL B         25.45%   37.50%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                               26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 162904 S00000000000001
             FA Financial Serv -CL B     S&P 500
             00163                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10610.00                    10516.69
  1996/10/31      11180.00                    10806.74
  1996/11/30      12070.00                    11623.62
  1996/12/31      11709.71                    11393.36
  1997/01/31      12320.74                    12105.21
  1997/02/28      12460.98                    12200.12
  1997/03/31      11569.48                    11698.81
  1997/04/30      12511.06                    12397.23
  1997/05/31      12991.87                    13151.98
  1997/06/30      13642.97                    13741.19
  1997/07/31      15065.36                    14834.57
  1997/08/31      14173.86                    14003.54
  1997/09/30      15067.02                    14770.51
  1997/10/31      14976.56                    14277.18
  1997/11/30      15459.02                    14938.07
  1997/12/31      16306.56                    15194.56
  1998/01/30      15672.00                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980226 162905 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,672 - a 56.72% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                     % OF FUND'S
                                     INVESTMENTS

NATIONSBANK CORP.                    4.3

BANC ONE CORP.                       4.1

U.S. BANCORP                         4.0

CITICORP                             3.9

BANK OF NEW YORK CO., INC.           3.4

BANKAMERICA CORP.                    3.3

ALLSTATE CORP.                       3.2

AMERICAN EXPRESS CO.                 3.1

AMERICAN INTERNATIONAL GROUP, INC.   3.1

FANNIE MAE                           2.8

TOP INDUSTRIES AS OF JANUARY 31, 1998
NATIONAL COMMERCIAL BANKS 31.8%
PROPERTY-CASUALTY &
REINSURANCE 14.6%
FINANCIAL SERVICES  5.9%
PERSONAL CREDIT INSTITUTIONS 5.9%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES  5.6%
ALL OTHERS 36.2%
ROW: 1, COL: 1, VALUE: 36.2
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 14.6
ROW: 1, COL: 6, VALUE: 31.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                              PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                           MONTHS   YEAR     FUND

FIDELITY ADV FINANCIAL - CL C              6.60%    30.34%   60.59%

FIDELITY ADV FINANCIAL - CL C              5.60%    29.34%   60.59%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1   LIFE OF
JANUARY 31, 1998                           YEAR     FUND

FIDELITY ADV FINANCIAL - CL C              30.34%   39.89%

FIDELITY ADV FINANCIAL - CL C              29.34%   39.89%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 103427 S00000000000001
             FA Financial Serv -CL C     S&P 500
             00284                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10610.00                    10516.69
  1996/10/31      11179.99                    10806.74
  1996/11/30      12069.99                    11623.62
  1996/12/31      11709.71                    11393.36
  1997/01/31      12320.74                    12105.21
  1997/02/28      12460.97                    12200.12
  1997/03/31      11569.47                    11698.81
  1997/04/30      12511.06                    12397.23
  1997/05/31      12991.87                    13151.98
  1997/06/30      13642.97                    13741.19
  1997/07/31      15065.35                    14834.57
  1997/08/31      14173.85                    14003.54
  1997/09/30      15067.01                    14770.51
  1997/10/31      14976.55                    14277.18
  1997/11/30      15468.24                    14938.07
  1997/12/31      16292.55                    15194.56
  1998/01/30      16069.09                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 103432 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $16,059 - a 60.59% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                     % OF FUND'S
                                     INVESTMENTS

NATIONSBANK CORP.                    4.3

BANC ONE CORP.                       4.1

U.S. BANCORP                         4.0

CITICORP                             3.9

BANK OF NEW YORK CO., INC.           3.4

BANKAMERICA CORP.                    3.3

ALLSTATE CORP.                       3.2

AMERICAN EXPRESS CO.                 3.1

AMERICAN INTERNATIONAL GROUP, INC.   3.1

FANNIE MAE                           2.8

TOP INDUSTRIES AS OF JANUARY 31, 1998
NATIONAL COMMERCIAL BANKS 31.8%
PROPERTY-CASUALTY &
REINSURANCE 14.6%
FINANCIAL SERVICES  5.9%
PERSONAL CREDIT INSTITUTIONS 5.9%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES  5.6%
ALL OTHERS 36.2%
ROW: 1, COL: 1, VALUE: 36.2
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 14.6
ROW: 1, COL: 6, VALUE: 31.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective January 31, 1998, Robert Ewing (right) became Portfolio Manager of Fidelity Advisor Financial Services Fund. The following is an interview with Louis Salemy, who managed the fund during the period covered by this report, and Robert Ewing, who discusses his investment philosophy and outlook.
Q. LOUIS, HOW DID THE FUND PERFORM?
L.S. It did well. For the six-month period that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares produced returns of 7.11%, 6.99%, 6.68% and 6.60%, respectively. During the same period, the Standard & Poor's 500 Index returned 3.56%. For the 12 months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 31.37%, 31.08%, 30.45% and 30.34%, respectively, while the S&P 500 returned 26.91%.
Q. HOW WOULD YOU DESCRIBE THE INVESTMENT ENVIRONMENT FOR FINANCIAL SERVICES STOCKS DURING THE SIX MONTHS?
L.S. It was a period of declining interest rates, which was positive for the market and financial service company stocks. Financial service companies, by definition, hold financial assets. When the financial markets are healthy, financial assets increase in value and financial company stocks rise. It also was a period of consolidation. Speculation regarding potential takeovers helped support valuations, leading to price appreciation. The financial crisis in Asia was another important factor. In the finance sector, the only companies exposed to this crisis were the money center banks, both because they have operations in Asia and because they lend to companies affected by Asia. On the other hand, many domestic-based financial services stocks performed well as a result of the Asian financial crisis because they were perceived as safe havens from the volatility.
Q. WHAT THEMES INFLUENCED THE FUND DURING THE PERIOD?
L.S. Two themes stand out: a financially healthier consumer and consolidation among financial companies. The improving consumer credit trend really bore out in the fourth quarter of 1997. American consumers are in better shape than they have been in recent years. This means that the quality of consumer loans, including credit card loans, has been improving. I focused the fund on companies that have large credit card businesses, including banks and credit companies. I also tried to participate in the consolidation trend in the financial services industry, looking for fundamentally sound companies. The fund profited from owning Barnett Banks, which was taken over by NationsBank.
Q. WHAT FINANCIAL SERVICE STOCKS WERE SOME OF THE MAJOR CONTRIBUTORS TO PERFORMANCE?
L.S. American Express was a solid performer by increasing market share in the credit card business. American Express continued to buy back its own shares, supporting the price of the stock. Allstate Insurance, the fund's largest insurance company investment, also did well.
Q. WERE THERE ANY DISAPPOINTMENTS?
L.S. Citicorp was a disappointment, although not for anything that the company did wrong. The stock of this money center bank was hammered as a result of the Asian crisis. I think the market's perception of Citicorp's Asian problems was worse than the reality.
Q. TURNING TO YOU, BOB, PLEASE DESCRIBE YOUR INVESTMENT STYLE AND
OUTLOOK.
R.E. I tend to view myself more as a value investor than a growth or momentum investor. I do well by buying stocks that are cheap, when compared to stocks of similar companies, and owning them as their stock prices appreciate. At the same time, I am very careful to pay attention to growth opportunities, and I will pay a fair price for a growing company. As for my outlook, the current valuations of financial stocks are high by most historic standards and the American economy is fairly late in the current economic cycle. While credit quality now is good, there is a historic tendency for credit fundamentals to slip as the economic cycle lengthens. The high valuations and longevity of the economic cycle can mean a challenging environment, which is made even more complex by the unfolding story in Asia. The challenge, however, also plays to the strength of Fidelity's team of financial analysts as we try to distinguish between good and bad investment opportunities. I also expect the fund will be investing in a greater number of companies and I will try to reduce the fund's sensitivity to the biggest companies.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$117 million
MANAGER: Robert Ewing, since January 1998;
joined Fidelity in 1990
(checkmark)
ADVISOR FINANCIAL SERVICES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.7%
 SHARES VALUE (NOTE 1)
BANKS - 34.4%
NATIONAL COMMERCIAL BANKS - 31.8%
Bank of New York Co., Inc.   73,380 $ 3,976,270
Banc One Corp.   84,652  4,729,931
BankAmerica Corp.   54,000  3,837,375
Citicorp  38,365  4,565,435
Comerica, Inc.   32,500  3,067,188
Marshall & Ilsley Corp.   5,500  305,938
Mellon Bank Corp.   21,000  1,267,875
National City Corp.   27,470  1,653,351
NationsBank Corp.   82,497  4,949,820
Providian Financial Corp.   12,205  596,519
Southwest Bancorporation Texas, Inc.   8,100  282,994
U.S. Bancorp  42,850  4,692,075
Wachovia Corp.  9,405  731,239
Wells Fargo & Co.   7,600  2,348,400
  37,004,410
STATE BANKS FEDERAL RESERVE - 2.6%
North Fork Bancorp., Inc.   17,500  562,188
Northern Trust Corp.   33,000  2,223,375
Sterling Bancshares, Inc.   13,000  284,375
  3,069,938
TOTAL BANKS   40,074,348
CREDIT & OTHER FINANCE - 12.8%
BANK HOLDING COMPANY OFFICES - 0.5%
Fleet Financial Group, Inc.   7,800  558,675
FINANCIAL SERVICES - 5.9%
American Express Co.   43,100  3,606,931
First Chicago NBD Corp.   16,670  1,243,999
Transamerica Corp.   20,400  2,096,100
  6,947,030
MORTGAGE BANKERS - 0.5%
Countrywide Credit Industries, Inc.   6,500  303,063
Money Store, Inc. (The)  13,000  248,625
  551,688
PERSONAL CREDIT INSTITUTIONS - 5.9%
Associates First Capital Corp.   13,100  890,800
Beneficial Corp.   22,800  1,769,850
Green Tree Financial Corp.   7,035  139,381
Household International, Inc.   15,580  1,939,710
MBNA Corp.   67,500  2,096,719
  6,836,460
TOTAL CREDIT & OTHER FINANCE   14,893,853
FEDERAL SPONSORED CREDIT - 5.6%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 5.6%
Freddie Mac  48,720  2,168,040
Fannie Mae  52,935  3,268,736
SLM Holding Corp.   24,500  1,032,063
  6,468,839
INSURANCE - 21.5%
INSURANCE BROKERS & SERVICES - 0.7%
Marsh & McLennan Companies, Inc.   11,500  849,563
INSURANCE CARRIERS - 3.1%
AFLAC, Inc.   46,200  2,515,013
AMBAC, Inc.   6,100  290,131
Blanch E.W. Holdings, Inc.   8,000  270,000

 SHARES VALUE (NOTE 1)
MBIA, Inc.   4,500 $ 291,375
MGIC Investment Corp.   4,400  297,550
  3,664,069
LIFE INSURANCE - 3.0%
American Bankers Insurance Group, Inc.   5,200  287,300
Aon Corp.   10,000  558,125
Nationwide Financial Services, Inc.
 Class A  9,500  348,531
SunAmerica, Inc.   45,000  1,808,438
UNUM Corp.   10,900  530,013
  3,532,407
PROPERTY-CASUALTY & REINSURANCE - 14.6%
Aegon NV (Reg.)  4,129  391,223
Allmerica Financial Corp.   7,000  368,375
Allstate Corp.   42,285  3,742,223
American International Group, Inc.   32,620  3,598,394
General Re Corp.   2,800  582,750
Hartford Financial Services Group, Inc.   18,600  1,674,000
Mercury General Corp.   5,200  250,575
PMI Group, Inc.   47,500  3,221,094
Progressive Corp.  6,700  732,813
Travelers Group, Inc. (The)  44,000  2,178,000
Vesta Insurance Group Corp.   3,500  197,750
  16,937,197
SURETY INSURANCE - 0.1%
FPIC Insurance Group, Inc.   2,500  65,000
TOTAL INSURANCE   25,048,236
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Apartment Investment & Management Co.
 Class A  7,400  274,725
Crescent Real Estate Equities, Inc.   11,000  386,375
Duke Realty Investors, Inc.   17,500  415,625
Imperial Credit Commercial Mortgage
 Investment Corp.  10,000  150,000
Novastar Financial, Inc.  10,000  170,000
Ocwen Asset Investment Corp.   10,000  203,750
Public Storage, Inc.   10,600  348,475
Starwood Lodging Trust combined
 certificate (SBI)  5,000  271,875
  2,220,825
SAVINGS & LOANS - 3.5%
SAVINGS BANKS, FEDERAL CHARTER - 3.5%
Ahmanson (H.F.) & Co.   7,500  437,344
Dime Bancorp., Inc.   11,500  322,000
Golden State Bancorp (a)  17,000  562,063
RedFed Bancorp, Inc. (a)   58,000  1,149,125
Washington Mutual, Inc.   24,000  1,542,000
  4,012,532
SECURITIES INDUSTRY - 5.0%
INVESTMENT MANAGERS - 0.3%
Franklin Resources, Inc.   9,300  416,756
SECURITY & COMMODITY BROKERS - 2.0%
Midland Walwyn, Inc.   20,000  248,703
Morgan Stanley, Dean Witter, Discover
 and Co.   35,660  2,081,653
  2,330,356
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SECURITIES INDUSTRY - CONTINUED
SECURITY BROKERS & DEALERS - 2.7%
Lehman Brothers Holdings, Inc.   57,000 $ 3,095,813
TOTAL SECURITIES INDUSTRY   5,842,925
TOTAL COMMON STOCKS
 (Cost $86,767,834)   98,561,558
CASH EQUIVALENTS - 15.3%
Taxable Central Cash Fund (b)
 (Cost $17,870,195)  17,870,195  17,870,195
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $104,638,029)  $ 116,431,753
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $104,684,512. Net unrealized appreciation aggregated $11,747,241, of which $12,875,604 related to appreciated investment securities and $1,128,363 related to depreciated investment securities.
ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                $
116,431,753
(COST $104,638,029) - SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD                                                                                    60,965


RECEIVABLE FOR FUND SHARES SOLD                                                                                    933,778


DIVIDENDS RECEIVABLE                                                                                               104,400


INTEREST RECEIVABLE                                                                                                94,929


PREPAID EXPENSES                                                                                                   10,707


 TOTAL ASSETS
117,636,532

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 45,793


PAYABLE FOR FUND SHARES REDEEMED                                                                        369,268


ACCRUED MANAGEMENT FEE                                                                                  54,478


DISTRIBUTION FEES PAYABLE                                                                               52,286


OTHER PAYABLES AND                                                                                      43,378

ACCRUED EXPENSES


 TOTAL LIABILITIES                                                                                                 565,203


NET ASSETS                                                                                                        $
117,071,329

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                   $
100,177,684

UNDISTRIBUTED NET INVESTMENT INCOME                                                                                61,251


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                5,038,670


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
11,793,724

NET ASSETS                                                                                                        $
117,071,329


CALCULATION OF MAXIMUM                                $15.89
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($10,634,655 (DIVIDED BY)
  669,191 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.86
 (100/94.25 OF $15.89)

 CLASS T:                                             $15.85
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($76,888,206 (DIVIDED BY)
  4,850,324 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.42
 (100/96.50 OF $15.85)

 CLASS B:                                             $15.77
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($23,240,817 (DIVIDED BY)
  1,473,276 SHARES) A

 CLASS C:                                             $15.81
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($2,692,030 (DIVIDED BY)
  170,232 SHARES) A

 INSTITUTIONAL CLASS:                                 $15.93
 NET ASSET VALUE, AND OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($3,615,621 (DIVIDED BY) 226,974 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                                             $ 655,773
DIVIDENDS

INTEREST                                                                                       303,936

 TOTAL INCOME                                                                                  959,709

EXPENSES

MANAGEMENT FEE                                                                   $ 265,282

TRANSFER AGENT FEES                                                               113,896

DISTRIBUTION FEES                                                                 241,018

ACCOUNTING FEES AND EXPENSES                                                      34,473

NON-INTERESTED TRUSTEES' COMPENSATION                                             145

CUSTODIAN FEES AND EXPENSES                                                       2,343

REGISTRATION FEES                                                                 40,340

AUDIT                                                                             16,743

LEGAL                                                                             1,313

REPORTS TO SHAREHOLDERS                                                           23,112

MISCELLANEOUS                                                                     549

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 739,214

 EXPENSE REDUCTIONS                                                               (5,293)      733,921

NET INVESTMENT INCOME                                                                          225,788

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                            6,475,059

 FOREIGN CURRENCY TRANSACTIONS                                                    (2)          6,475,057

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  (220,036)

NET GAIN (LOSS)                                                                                6,255,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 6,480,809


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                             $ 225,788       $
100,774
NET INVESTMENT INCOME


 NET REALIZED GAIN (LOSS)                                                                               6,475,057
27,297

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                                   (220,036)
12,013,760

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        6,480,809
12,141,831

DISTRIBUTIONS TO SHAREHOLDERS                                                                           (245,416)
(14,685)
FROM NET INVESTMENT INCOME


 FROM NET REALIZED GAIN                                                                                 (1,445,430)
(13,841)

 TOTAL DISTRIBUTIONS                                                                                    (1,690,846)
(28,526)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                            42,471,794
57,645,194

REDEMPTION FEES                                                                                         36,480
14,593

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                               47,298,237
69,773,092

NET ASSETS


 BEGINNING OF PERIOD                                                                                    69,773,092      -


 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $61,251 AND $86,089, RESPECTIVELY)    $ 117,071,329   $
69,773,092



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.11       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .06           .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.00          5.06

 TOTAL FROM INVESTMENT OPERATIONS                                    1.06          5.12

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.06)         (.01)

 FROM NET REALIZED GAIN                                              (.23)         (.01)

 TOTAL DISTRIBUTIONS                                                 (.29)         (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 15.89       $ 15.11

TOTAL RETURN B, C                                                    7.11%         51.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 10,635      $ 6,275

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.44% A       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.43% A, G    1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .72% A        .55% A

PORTFOLIO TURNOVER                                                   67% A         26% A

AVERAGE COMMISSION RATE H                                           $ .0369       $ .0348


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.07       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .05           .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .99           5.04

 TOTAL FROM INVESTMENT OPERATIONS                                    1.04          5.08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.04)         (.01)

 FROM NET REALIZED GAIN                                              (.23)         (.01)

 TOTAL DISTRIBUTIONS                                                 (.27)         (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 15.85       $ 15.07

TOTAL RETURN B, C                                                    6.99%         50.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 76,888      $ 52,003

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.56% A       1.94% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.55% A, F    1.91% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .60% A        .37% A

PORTFOLIO TURNOVER                                                   67% A         26% A

AVERAGE COMMISSION RATE G                                           $ .0369       $ .0348


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
CLASS T SHARES) TO JULY 31,
1997. F FMR OR THE FUND
HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.04     $ 12.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .00         (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .99         2.50

 TOTAL FROM INVESTMENT OPERATIONS                                    .99         2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.04)       -

 FROM NET REALIZED GAIN                                              (.23)       -

 TOTAL DISTRIBUTIONS                                                 (.27)       -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01         -

NET ASSET VALUE, END OF PERIOD                                      $ 15.77     $ 15.04

TOTAL RETURN B, C                                                    6.68%       19.75%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 23,241    $ 7,737

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.23% A     2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.23% A     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.06)% A    (.37)% A

PORTFOLIO TURNOVER                                                   67% A       26% A

AVERAGE COMMISSION RATE H                                           $ .0369     $ .0348


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN. C TOTAL RETURNS DO
NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD
MARCH 3, 1997
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO JULY 31,
1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES. H A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998 E

SELECTED PER-SHARE DATA   (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.24

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .80

 TOTAL FROM INVESTMENT OPERATIONS                                    .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.02)

 FROM NET REALIZED GAIN                                              (.21)

 TOTAL DISTRIBUTIONS                                                 (.23)

REDEMPTION FEES ADDED TO BE PAID IN CAPITAL                          -

NET ASSET VALUE, END OF PERIOD                                      $ 15.81

TOTAL RETURN B, C                                                    5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,692

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.06)% A

PORTFOLIO TURNOVER                                                   67% A

AVERAGE COMMISSION RATE H                                           $ .0369

A ANNUALIZED B T
HE TOTAL RETURN WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIOD SHOWN
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C T
OTAL RETURNS DO NOT
INCLUDE THE
CONTINGENT DEFERRED
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FOR THE
PERIOD NOVEMBER 3,
1997
(COMMENCEMENT OF
SALE OF CLASS C
SHARES) TO JANUARY
31,
1998. F FMR
AGREED TO REIMBURSE
A PORTION OF THE
CLASS' EXPENSES
DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE
CLASS' EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS). G F
MR OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). H A
FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.14    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .06        .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.00       5.06

 TOTAL FROM INVESTMENT OPERATIONS                                    1.06       5.16

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.05)      (.02)

 FROM NET REALIZED GAIN                                              (.23)      (.01)

 TOTAL DISTRIBUTIONS                                                 (.28)      (.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01        .01

NET ASSET VALUE, END OF PERIOD                                      $ 15.93    $ 15.14

TOTAL RETURN B, C                                                    7.09%      51.78%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,616    $ 3,758

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.30% A    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.30% A    1.47% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .83% A     .85% A

PORTFOLIO TURNOVER                                                   67% A      26% A

AVERAGE COMMISSION RATE H                                           $ .0369    $ .0348


A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. C THE
TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN. D NET INVESTMENT
INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD
SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO
JULY 31, 1997. F FMR
AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND
HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES. H A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $54,480,958 and $26,275,280, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 10,259    $ 10,259

CLASS T     157,290     157,290

CLASS B     71,069      18,078

CLASS C     2,400       -

           $ 241,018   $ 185,627

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     $2,676

CLASS T     $5,116

CLASS B     $1,896

CLASS C     $2,357

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 62,858    $ 32,961

CLASS T     128,888     81,634

CLASS B     15,075      0 *

CLASS C     0           0 *

           $ 206,821   $ 114,595

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 11,024    .27*

CLASS T                 FIIOC **    78,995     .25*

CLASS B                 FIIOC**     20,056     .28*

CLASS C                 FIIOC**     602        .26*

INSTITUTIONAL CLASS     FIIOC**     3,219      .20*

                                   $ 113,896

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $14,567 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 2,674

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,619 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS ENDED    YEAR ENDED
                              JANUARY 31,         JULY 31,

                              1998 A              1997 B, C

CLASS A

FROM NET INVESTMENT INCOME    $ 32,924            $ 1,796

FROM NET REALIZED GAIN         134,384             1,792

TOTAL                         $ 167,308           $ 3,588

CLASS T

FROM NET INVESTMENT INCOME    $ 169,713           $ 11,192

FROM NET REALIZED GAIN         1,003,523           11,200

TOTAL                         $ 1,173,236         $ 22,392

CLASS B

FROM NET INVESTMENT INCOME    $ 31,316            $ -

FROM NET REALIZED GAIN         247,910             -

TOTAL                         $ 279,226           $ -

CLASS C

FROM NET INVESTMENT INCOME    $ 990               $ -

FROM NET REALIZED GAIN         10,862              -

TOTAL                         $ 11,852            $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 10,473            $ 1,697

FROM NET REALIZED GAIN         48,751              849

TOTAL                         $ 59,224            $ 2,546

                              $ 1,690,846         $ 28,526

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,     JANUARY 31,         JULY 31,

                                 1998 A              1997 B, C    1998 A              1997 B, C



CLASS A                           305,304             442,563     $ 4,668,312         $ 5,416,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     9,386               294          147,398             3,494

SHARES REDEEMED                   (60,758)            (27,598)     (923,718)           (358,033)

NET INCREASE (DECREASE)           253,932             415,259     $ 3,891,992         $ 5,061,563

CLASS T                           1,883,008           3,898,064   $ 28,793,501        $ 48,519,698
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     66,938              1,650        1,050,999           19,567

SHARES REDEEMED                   (550,841)           (448,495)    (8,324,045)         (5,662,098)

NET INCREASE (DECREASE)           1,399,105           3,451,219   $ 21,520,455        $ 42,877,167

CLASS B                           1,031,944           528,089     $ 15,768,091        $ 6,961,044
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     13,584              -            212,014             -

SHARES REDEEMED                   (86,794)            (13,547)     (1,328,677)         (182,473)

NET INCREASE (DECREASE)           958,734             514,542     $ 14,651,428        $ 6,778,571

CLASS C                           169,642             -           $ 2,655,686         $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     710                 -            11,224              -

SHARES REDEEMED                   (120)               -            (1,889)             -

NET INCREASE (DECREASE)           170,232             -           $ 2,665,021         $ -

INSTITUTIONAL CLASS               87,559              324,063     $ 1,351,402         $ 3,934,976
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,344               215          52,667              2,546

SHARES REDEEMED                   (112,227)           (75,980)     (1,661,171)         (1,009,629)

NET INCREASE (DECREASE)           (21,324)            248,298     $ (257,102)         $ 2,927,893


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 6,130

CLASS T                 11,786

CLASS B                 13,646

CLASS C                 3,465

INSTITUTIONAL CLASS     5,313

                       $ 40,340


ADVISOR HEALTH CARE FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                  MONTHS   YEAR     FUND

FIDELITY ADV HEALTH CARE - CL A   8.44%    30.69%   52.91%

FIDELITY ADV HEALTH CARE - CL A   2.21%    23.18%   44.12%
(INCL. 5.75% SALES CHARGE)

S&P 500                           3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   LIFE OF
JANUARY 31, 1998                        YEAR     FUND

FIDELITY ADV HEALTH CARE - CL A         30.69%   35.12%

FIDELITY ADV HEALTH CARE - CL A         23.18%   29.56%
(INCL. 5.75% SALES CHARGE)

S&P 500                                 26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165928 S00000000000001
             FA Health Care -CL A        S&P 500
             00177                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30      10056.48                    10516.69
  1996/10/31       9830.28                    10806.74
  1996/11/30      10329.80                    11623.62
  1996/12/31      10395.78                    11393.36
  1997/01/31      11027.25                    12105.21
  1997/02/28      11159.20                    12200.12
  1997/03/31      10556.00                    11698.81
  1997/04/30      11093.23                    12397.23
  1997/05/31      11932.05                    13151.98
  1997/06/30      12818.00                    13741.19
  1997/07/31      13289.25                    14834.57
  1997/08/31      12469.28                    14003.54
  1997/09/30      13258.30                    14770.51
  1997/10/31      13133.40                    14277.18
  1997/11/30      13383.20                    14938.07
  1997/12/31      13606.41                    15194.56
  1998/01/30      14411.52                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165929 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $14,412 - a 44.12% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   9.5

WARNER-LAMBERT CO.             8.5

MERCK & CO., INC.              6.2

SCHERING-PLOUGH CORP.          5.1

LILLY (ELI) & CO.              4.9

ABBOTT LABORATORIES            3.2

BRISTOL-MYERS SQUIBB CO.       2.6

JOHNSON & JOHNSON              2.6

BAXTER INTERNATIONAL, INC.     2.4

MEDTRONIC, INC.                2.1

TOP INDUSTRIES AS OF JANUARY 31, 1998
 DRUGS 46.3%
 MEDICAL SUPPLIES &
 APPLIANCES 12.6%
 MEDICAL TECHNOLOGY 5.6%
 BIOTECHNOLOGY 5.0%
 HOSPITALS 4.6%
 ALL OTHERS 25.9%
ROW: 1, COL: 1, VALUE: 46.3
ROW: 1, COL: 2, VALUE: 12.6
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 4.6
ROW: 1, COL: 6, VALUE: 25.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                  MONTHS   YEAR     FUND

FIDELITY ADV HEALTH CARE - CL T   8.39%    30.39%   52.29%

FIDELITY ADV HEALTH CARE - CL T   4.60%    25.82%   46.96%
(INCL. 3.50% SALES CHARGE)

S&P 500                           3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   LIFE OF
JANUARY 31, 1998                        YEAR     FUND

FIDELITY ADV HEALTH CARE - CL T         30.39%   34.73%

FIDELITY ADV HEALTH CARE - CL T         25.82%   31.37%
(INCL. 3.50% SALES CHARGE)

S&P 500                                 26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 170134 S00000000000001
             FA Health Care -CL T        S&P 500
             00191                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10286.90                    10516.69
  1996/10/31      10055.30                    10806.74
  1996/11/30      10566.75                    11623.62
  1996/12/31      10624.65                    11393.36
  1997/01/31      11271.20                    12105.21
  1997/02/28      11396.65                    12200.12
  1997/03/31      10779.05                    11698.81
  1997/04/30      11319.45                    12397.23
  1997/05/31      12178.30                    13151.98
  1997/06/30      13075.75                    13741.19
  1997/07/31      13558.25                    14834.57
  1997/08/31      12718.70                    14003.54
  1997/09/30      13526.32                    14770.51
  1997/10/31      13398.52                    14277.18
  1997/11/30      13654.11                    14938.07
  1997/12/31      13872.26                    15194.56
  1998/01/30      14696.15                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 170135 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $14,696 - a 46.96% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   9.5

WARNER-LAMBERT CO.             8.5

MERCK & CO., INC.              6.2

SCHERING-PLOUGH CORP.          5.1

LILLY (ELI) & CO.              4.9

ABBOTT LABORATORIES            3.2

BRISTOL-MYERS SQUIBB CO.       2.6

JOHNSON & JOHNSON              2.6

BAXTER INTERNATIONAL, INC.     2.4

MEDTRONIC, INC.                2.1

TOP INDUSTRIES AS OF JANUARY 31, 1998
 DRUGS 46.3%
 MEDICAL SUPPLIES &
 APPLIANCES 12.6%
 MEDICAL TECHNOLOGY 5.6%
 BIOTECHNOLOGY 5.0%
 HOSPITALS 4.6%
 ALL OTHERS 25.9%
ROW: 1, COL: 1, VALUE: 46.3
ROW: 1, COL: 2, VALUE: 12.6
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 4.6
ROW: 1, COL: 6, VALUE: 25.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4% respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                  MONTHS   YEAR     FUND

FIDELITY ADV HEALTH CARE - CL B   7.97%    29.51%   51.26%

FIDELITY ADV HEALTH CARE - CL B   2.97%    24.51%   47.26%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   LIFE OF
JANUARY 31, 1998                        YEAR     FUND

FIDELITY ADV HEALTH CARE - CL B         29.51%   34.09%

FIDELITY ADV HEALTH CARE - CL B         24.51%   31.56%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                                 26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 163038 S00000000000001
             FA Health Care -CL B        S&P 500
             00164                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10660.00                    10516.69
  1996/10/31      10420.00                    10806.74
  1996/11/30      10950.00                    11623.62
  1996/12/31      11010.00                    11393.36
  1997/01/31      11680.00                    12105.21
  1997/02/28      11810.00                    12200.12
  1997/03/31      11170.00                    11698.81
  1997/04/30      11720.00                    12397.23
  1997/05/31      12600.00                    13151.98
  1997/06/30      13530.00                    13741.19
  1997/07/31      14010.00                    14834.57
  1997/08/31      13140.00                    14003.54
  1997/09/30      13967.29                    14770.51
  1997/10/31      13824.46                    14277.18
  1997/11/30      14079.52                    14938.07
  1997/12/31      14304.95                    15194.56
  1998/01/30      14726.00                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980226 163039 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,726 - a 47.26% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   9.5

WARNER-LAMBERT CO.             8.5

MERCK & CO., INC.              6.2

SCHERING-PLOUGH CORP.          5.1

LILLY (ELI) & CO.              4.9

ABBOTT LABORATORIES            3.2

BRISTOL-MYERS SQUIBB CO.       2.6

JOHNSON & JOHNSON              2.6

BAXTER INTERNATIONAL, INC.     2.4

MEDTRONIC, INC.                2.1

TOP INDUSTRIES AS OF JANUARY 31, 1998
 DRUGS 46.3%
 MEDICAL SUPPLIES &
 APPLIANCES 12.6%
 MEDICAL TECHNOLOGY 5.6%
 BIOTECHNOLOGY 5.0%
 HOSPITALS 4.6%
 ALL OTHERS 25.9%
ROW: 1, COL: 1, VALUE: 46.3
ROW: 1, COL: 2, VALUE: 12.6
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 4.6
ROW: 1, COL: 6, VALUE: 25.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                  MONTHS   YEAR     FUND

FIDELITY ADV HEALTH CARE - CL C   8.03%    29.58%   51.34%

FIDELITY ADV HEALTH CARE - CL C   7.03%    28.58%   51.34%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                    PAST 1   LIFE OF
JANUARY 31, 1998                                 YEAR     FUND

FIDELITY ADV HEALTH CARE - CL C                  29.58%   34.14%

FIDELITY ADV HEALTH CARE - CL C                  28.58%   34.14%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                          26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 170049 S00000000000001
             FA Health Care -CL C        S&P 500
             00285                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10660.01                    10516.69
  1996/10/31      10420.01                    10806.74
  1996/11/30      10950.00                    11623.62
  1996/12/31      11010.00                    11393.36
  1997/01/31      11680.01                    12105.21
  1997/02/28      11810.01                    12200.12
  1997/03/31      11170.01                    11698.81
  1997/04/30      11720.00                    12397.23
  1997/05/31      12600.00                    13151.98
  1997/06/30      13530.00                    13741.19
  1997/07/31      14010.01                    14834.57
  1997/08/31      13140.01                    14003.54
  1997/09/30      13967.30                    14770.51
  1997/10/31      13824.46                    14277.18
  1997/11/30      14079.35                    14938.07
  1997/12/31      14304.85                    15194.56
  1998/01/30      15134.43                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 170051 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,134 - a 51.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   9.5

WARNER-LAMBERT CO.             8.5

MERCK & CO., INC.              6.2

SCHERING-PLOUGH CORP.          5.1

LILLY (ELI) & CO.              4.9

ABBOTT LABORATORIES            3.2

BRISTOL-MYERS SQUIBB CO.       2.6

JOHNSON & JOHNSON              2.6

BAXTER INTERNATIONAL, INC.     2.4

MEDTRONIC, INC.                2.1

TOP INDUSTRIES AS OF JANUARY 31, 1998
 DRUGS 46.3%
 MEDICAL SUPPLIES &
 APPLIANCES 12.6%
 MEDICAL TECHNOLOGY 5.6%
 BIOTECHNOLOGY 5.0%
 HOSPITALS 4.6%
 ALL OTHERS 25.9%
ROW: 1, COL: 1, VALUE: 46.3
ROW: 1, COL: 2, VALUE: 12.6
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 4.6
ROW: 1, COL: 6, VALUE: 25.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Beso Sikharulidze, Portfolio Manager of Fidelity Advisor Health Care
Fund
Q. HOW DID THE FUND PERFORM, BESO?
A. For the six months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 8.44%, 8.39%, 7.97% and 8.03%, respectively. By comparison, the Standard & Poor's 500 Index returned 3.56%. For the 12 months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 30.69%, 30.39%, 29.51% and 29.58%, respectively. The S&P 500 returned 26.91%
during the 12-month period.
Q. HOW WAS THE FUND ABLE TO OUTPACE THE S&P 500 OVER THE PAST SIX
MONTHS?
A. The fund had a substantial weighting in large-capitalization pharmaceutical stocks, which did well for two reasons. First, they exhibited strong business prospects and steady earnings growth. Second, their share prices benefited from a "flight to quality" during the financial crisis in Southeast Asia. Investors generally took their money out of technology stocks and other securities that had some exposure to the Asian markets and reinvested it in large-cap companies that were presumed to be "safe." The "safe" companies included pharmaceutical names such as Johnson & Johnson. Consequently, the fund's overexposure to pharmaceuticals boosted performance during the period.
Q. WHICH INDIVIDUAL STOCKS HELPED PERFORMANCE IN THE LATEST SIX
MONTHS?
A. All of the major contributors were pharmaceutical stocks. In fact, six of the fund's top 10 holdings as of January 31, 1998, were pharmaceutical companies - the best-performing of which were Bristol-Myers Squibb, Eli Lilly and Schering-Plough. Not only did these companies get a boost from their solid earnings and the recent market environment, but they reaped the benefits of accelerated review by the Food and Drug Administration (FDA). Because drugs are moving through the FDA review process more quickly, they're coming to market sooner. And that's good news for pharmaceutical companies that are spending many of their budget dollars on research and development.
Q. WHAT HAPPENED WITH HEALTH MAINTENANCE ORGANIZATIONS (HMOS)?
A. New competition created by employers forming their own health care plans has created a situation where HMOs cannot raise prices to offset cost increases. Because of this loss of pricing power, HMOs underperformed other health care stocks during the period.
Q. WHAT ABOUT DEVICE MAKERS?
A. Many device makers did not fare well during the latest six months because of the volatility of their business. As good as these companies and their technologies are, the product life cycles are short. These devices, such as heart defibrillators, are protected by patents, but competitors may still develop similar products very quickly. This volatile environment makes device makers much more like technology companies than pharmaceutical firms.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The fund's small exposure to Oxford Health Plans detracted from performance. The company's stock plummeted more than 60% in one day after the company announced that an accounting error had caused it to severely misstate its quarterly earnings. The stock continued to flounder after the company's warning of disappointing fourth-quarter earnings. The fund sold its position in Oxford Health by the end of the period. Columbia/HCA, a large HMO, was another detractor. The company continued to struggle as investigations into its billing practices progressed. Columbia/HCA announced a massive restructuring toward the end of 1997, but still later hinted at disappointing earnings amidst the widening probes.
Q. WHAT IS YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?
A. I'm optimistic about the business prospects of most health care stocks, especially pharmaceuticals. I expect that solid management teams, new products and a favorable regulatory environment will provide pharmaceutical companies with the stamina they need to continue their bull run. In addition, medical device makers should do reasonably well as they branch off into new areas, such as spinal, hip and knee devices. I expect that HMOs and service providers will continue to writhe under intense competition and resultant downward pricing pressures amidst increased costs. Finally, biotechnology companies - especially those with promising new products - could benefit as pharmaceutical companies continue their acquisition spree that we witnessed at the end of the period.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$108 million
MANAGER: Beso Sikharulidze, since 1997;
joined Fidelity in 1992
(checkmark)
ADVISOR HEALTH CARE FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 0.5%
CROPS - 0.5%
DEKALB Genetics Corp. Class B  20,000 $ 547,500
CHEMICALS & PLASTICS - 0.5%
CHEMICALS - 0.5%
Monsanto Co.   10,400  493,350
COMPUTER SERVICES & SOFTWARE - 2.0%
COMPUTER SERVICES - 1.1%
HBO & Co.   21,500  1,124,719
CAD/CAM/CAE - 0.9%
Shared Medical Systems Corp.   15,000  982,500
TOTAL COMPUTER SERVICES & SOFTWARE   2,107,219
DRUG STORES - 3.0%
CVS Corp.   14,000  917,875
Rite Aid Corp.   12,700  792,956
Walgreen Co.   45,000  1,490,625
  3,201,456
DRUGS & PHARMACEUTICALS - 54.3%
BIOTECHNOLOGY - 5.0%
Amgen, Inc.   15,000  750,000
Aviron (a)  40,000  1,027,500
CV Therapeutics, Inc.   4,500  38,250
Chiron Corp. (a)  50,000  896,875
COR Therapeutics, Inc. (a)  800  7,750
Cytyc Corp. (a)  54,500  1,178,563
Genentech, Inc. special (a)  3,600  234,000
Magainin Pharmaceuticals, Inc. (a)  105,000  721,875
Sangstat Medical Corp. (a)  6,300  177,975
Zonagen, Inc. (a)  17,000  323,000
  5,355,788
COMMERCIAL LABORATORY RESEARCH - 1.0%
Millennium Pharmaceuticals, Inc. (a)  17,700  332,981
Scios, Inc. (a)  80,000  760,000
  1,092,981
DRUGS - 46.3%
Alliance Pharmaceutical Corp. (a)  100,000  712,500
American Home Products Corp.   106,500  10,164,094
Anesta Corp. (a)  40,200  688,425
Barr Laboratories, Inc. (a)  16,200  542,700
Bristol-Myers Squibb Co.   28,300  2,821,156
Elan Corp. PLC ADR (a)  9,200  477,825
Forest Laboratories, Inc. (a)  17,000  1,009,375
Lilly (Eli) & Co.   78,100  5,271,750
Merck & Co., Inc.   56,400  6,612,900
Pfizer, Inc.   23,300  1,909,144
Progenics Pharmaceuticals, Inc.   54,400  890,800
Rhone Poulenc Sponsored ADR
 representing 1/4 share  34,200  1,577,475
Sankyo Co. Ltd.   14,000  365,026
Schering-Plough Corp.   75,300  5,449,838
Sequus Pharmaceuticals, Inc. (a)  89,000  739,813
SmithKline Beecham PLC ADR  2,300  145,044
Takeda Chemical Industries Ltd.   15,000  423,001
Warner-Lambert Co.   59,900  9,014,950
Watson Pharmaceuticals, Inc. (a)  8,200  301,350
Yamanouchi Pharmaceutical Co. Ltd.   8,000  194,092
  49,311,258
PHARMACEUTICAL PREPARATIONS - 2.0%
Cellegy Pharmaceuticals, Inc. (a)  60,000  427,495
GelTex Pharmaceuticals, Inc. (a)  3,900  102,375

 SHARES VALUE (NOTE 1)
Immunex Corp. (a)  2,100 $ 115,369
Ligand Pharmaceuticals, Inc. Class B (a)  43,600  479,600
Novartis AG (Reg.)  563  964,054
  2,088,893
TOTAL DRUGS & PHARMACEUTICALS   57,848,920
ELECTRONIC INSTRUMENTS - 1.1%
LAB ANALYTICAL INSTRUMENTS - 1.1%
Waters Corp. (a)  25,800  1,190,025
ELECTRONICS - 0.2%
ELECTRONIC CAPACITORS - 0.2%
Maxwell Technologies, Inc. (a)  8,500  246,500
HOUSEHOLD PRODUCTS - 0.7%
COSMETICS - 0.6%
Avon Products, Inc.   10,400  624,000
FABRICATED RUBBER PRODUCTS - 0.1%
Safeskin Corp.   1,400  79,188
TOTAL HOUSEHOLD PRODUCTS   703,188
MEDICAL EQUIPMENT & SUPPLIES - 22.8%
DENTAL EQUIPMENT - 0.4%
Sybron International Corp. (a)  9,200  436,425
DRUG DISTRIBUTORS - WHOLESALE - 1.3%
Cardinal Health, Inc.   12,400  960,225
McKesson Corp.   7,600  363,850
PharMerica, Inc. (a)  6,098  68,603
  1,392,678
MEDICAL, DENTAL, HOSPITAL EQUIPMENT - WHOLESALE - 0.7%
ESC Medical Systems Ltd. (a)  20,000  740,625
MEDICAL SUPPLIES & APPLIANCES - 12.6%
Abbott Laboratories  48,100  3,406,081
Baxter International, Inc.   46,200  2,572,763
Becton, Dickinson & Co.   18,100  1,142,563
Boston Scientific Corp. (a)  20,600  1,045,450
Johnson & Johnson  41,600  2,784,600
Omnicare, Inc.   8,000  230,000
Sofamor/Danek Group, Inc. (a)  12,300  770,288
Steris Corp. (a)  16,600  869,425
Terumo Corp.   39,000  626,703
  13,447,873
MEDICAL TECHNOLOGY - 5.6%
Arterial Vascular Engineering, Inc. (a)  3,900  286,650
Ballard Medical Products  31,100  781,388
Biomet, Inc.   13,000  372,125
InControl, Inc. (a)  50,000  237,500
Medtronic, Inc.   43,500  2,221,219
Nitinol Medical Technologies, Inc. (a)  50,000  406,250
St. Jude Medical, Inc. (a)  14,800  481,000
Sonus Pharmaceuticals, Inc. (a)  8,400  283,500
Stryker Corp.   21,000  775,688
U.S. Surgical Corp.   3,177  90,743
  5,936,063
X-RAY & RELATED APPARATUS - 0.4%
Hologic, Inc. (a)  21,600  418,500
X-RAY ELECTRO-MED APPARATUS - 1.8%
ADAC Laboratories (a)  45,000  950,625
Coherent, Inc. (a)  1,000  46,250
Guidant Corp.   13,600  873,800
  1,870,675
TOTAL MEDICAL EQUIPMENT & SUPPLIES   24,242,839
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - 6.1%
HOSPITALS - 4.6%
Columbia/HCA Healthcare Corp.   54,300 $ 1,357,500
HEALTHSOUTH Corp. (a)  37,800  848,138
Health Management Associates, Inc.
 Class A (a)  18,000  430,875
Tenet Healthcare Corp. (a)  18,900  652,050
Universal Health Services, Inc. Class B (a)  35,000  1,631,875
  4,920,438
HMO'S & OUTPATIENT CARE - 1.1%
Humana, Inc. (a)  20,900  419,306
United HealthCare Corp.   15,400  789,249
  1,208,555
NURSING CARE & NURSING HOMES - 0.2%
Health Care & Retirement Corp.   5,400  214,313
SKILLED NURSING CARE FACILITY - 0.2%
Beverly Enterprises, Inc.  13,400  185,925
TOTAL MEDICAL FACILITIES MANAGEMENT   6,529,231
TOTAL COMMON STOCKS
 (Cost $84,754,839)   97,110,228
CASH EQUIVALENTS - 8.8%
Taxable Central Cash Fund (b)
 (Cost $9,396,532)  9,396,532  9,396,532
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $94,151,371)  $ 106,506,760
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $94,272,075. Net unrealized appreciation aggregated $12,234,685, of which $15,586,059 related to appreciated investment securities and $3,351,374 related to depreciated investment securities.
ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
106,506,760
(COST $94,151,371) -

SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD
1,091,703

RECEIVABLE FOR FUND SHARES SOLD
2,871,780

DIVIDENDS RECEIVABLE                                                                                                  30,240


INTEREST RECEIVABLE                                                                                                   34,417


PREPAID EXPENSES                                                                                                      10,764


 TOTAL ASSETS
110,545,664

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 1,800,675


PAYABLE FOR FUND SHARES REDEEMED                                                                        528,947


ACCRUED MANAGEMENT FEE                                                                                  46,405


DISTRIBUTION FEES PAYABLE                                                                               42,872


OTHER PAYABLES AND                                                                                      52,340

ACCRUED EXPENSES


 TOTAL LIABILITIES
2,471,239

NET ASSETS                                                                                                           $
108,074,425

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
94,588,695

ACCUMULATED NET INVESTMENT
(196,590)
INCOME (LOSS)


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
1,327,078

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
12,355,242
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
108,074,425


CALCULATION OF MAXIMUM                                 $14.32
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($8,608,988 (DIVIDED BY)
  601,309 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                      $15.19
 (100/94.25 OF $14.32)

 CLASS T:                                              $14.27
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($74,934,393 (DIVIDED BY)
  5,251,802 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                      $14.79
 (100/96.50 OF $14.27)

 CLASS B:                                              $14.18
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($16,362,749 (DIVIDED BY)
  1,153,535 SHARES) A

 CLASS C:                                              $14.23
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($1,642,796 (DIVIDED BY)
  115,462 SHARES) A

 INSTITUTIONAL CLASS:                                  $14.34
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($6,525,499 (DIVIDED BY) 455,078 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 317,140
DIVIDENDS

INTEREST                                                                         170,911

 TOTAL INCOME                                                                    488,051

EXPENSES

MANAGEMENT FEE                                                     $ 245,654

TRANSFER AGENT FEES                                                 109,378

DISTRIBUTION FEES                                                   212,159

ACCOUNTING FEES AND EXPENSES                                        33,148

NON-INTERESTED TRUSTEES' COMPENSATION                               141

CUSTODIAN FEES AND EXPENSES                                         5,851

REGISTRATION FEES                                                   52,717

AUDIT                                                               16,741

LEGAL                                                               1,285

REPORTS TO SHAREHOLDERS                                             24,350

MISCELLANEOUS                                                       253

 TOTAL EXPENSES BEFORE REDUCTIONS                                   701,677

 EXPENSE REDUCTIONS                                                 (17,036)     684,641

NET INVESTMENT INCOME (LOSS)                                                     (196,590)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              5,446,912

 FOREIGN CURRENCY TRANSACTIONS                                      (510)        5,446,402

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              2,749,004

 ASSETS AND LIABILITIES IN                                          (147)        2,748,857
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  8,195,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 7,998,669


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                     $ (196,590)     $ (92,633)

NET INVESTMENT INCOME (LOSS)


 NET REALIZED GAIN (LOSS)                                                                       5,446,402       1,318,664


 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                           2,748,857       9,606,385


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                7,998,669       10,832,416


DISTRIBUTIONS TO SHAREHOLDERS


 FROM NET REALIZED GAIN                                                                         (5,317,358)     -


SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                    35,971,031      58,550,028


REDEMPTION FEES                                                                                 31,990          7,649


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       38,684,332      69,390,093


NET ASSETS


 BEGINNING OF PERIOD                                                                            69,390,093      -


 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $196,590 AND $0, RESPECTIVELY)    $ 108,074,425   $ 69,390,093


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.10       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)         (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          4.12

 TOTAL FROM INVESTMENT OPERATIONS                                    1.09          4.10

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.88)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.32       $ 14.10

TOTAL RETURN B, C                                                    8.44%         41.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 8,609       $ 5,488

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.57% A       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.54% A, G    1.74% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.36)% A      (.18)% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE H                                           $ .0434       $ .0383



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE
TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.05       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)         (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          4.09

 TOTAL FROM INVESTMENT OPERATIONS                                    1.08          4.05

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.87)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.27       $ 14.05

TOTAL RETURN B, C                                                    8.39%         40.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 74,934      $ 50,868

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.62% A       1.97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.59% A, F    1.96% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.40)% A      (.39)% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE G                                           $ .0434       $ .0383


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE
HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER
3, 1996 (COMMENCEMENT OF SALE OF
CLASS T SHARES) TO JULY 31,
1997. F FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.01       $ 11.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.08)         (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          2.18

 TOTAL FROM INVESTMENT OPERATIONS                                    1.03          2.13

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.86)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -             -

NET ASSET VALUE, END OF PERIOD                                      $ 14.18       $ 14.01

TOTAL RETURN B, C                                                    7.97%         17.93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 16,363      $ 6,159

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.40% A       2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.37% A, G    2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.20)% A     (.99)% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE H                                           $ .0434       $ .0383



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY
31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.



FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998

SELECTED PER-SHARE DATA   (UNAUDITED) E

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.85

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.06

 TOTAL FROM INVESTMENT OPERATIONS                                    1.01

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.63)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 14.23

TOTAL RETURN B, C                                                    7.73%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,643

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.46% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.60)% A

PORTFOLIO TURNOVER                                                   98% A

AVERAGE COMMISSION RATE H                                           $ .0434


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO JANUARY
31, 1998. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.12       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             0.00          .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          4.11

 TOTAL FROM INVESTMENT OPERATIONS                                    1.11          4.12

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.90)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.34       $ 14.12

TOTAL RETURN B, C                                                    8.60%         41.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,525       $ 6,875

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.18% A       1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.14% A, G    1.49% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .06% A        .08% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE H                                           $ .0434       $ .0383



A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $60,709,628 and $38,063,367, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 8,223     $ 8,223

CLASS T     148,325     148,325

CLASS B     54,303      13,576

CLASS C     1,308       -

           $ 212,159   $ 170,124

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 3,102

CLASS T    $ 5,023

CLASS B    $ 1,755

CLASS C    $ 1,390

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 52,047    $ 35,832

CLASS T     123,183     80,047

CLASS B     7,504       0 *

CLASS C     0           0 *

           $ 182,734   $ 115,879

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 10,420    .32 *

CLASS T                 FIIOC **    76,472     .26 *

CLASS B                 FIIOC **    17,084     .32 *

CLASS C                 FIIOC **    386        .30 *

INSTITUTIONAL CLASS     FIIOC **    5,016      .18 *

                                   $ 109,378

* ANNUALIZED.
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,780 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 3,129

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $13,732 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $114 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 61

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          SIX MONTHS ENDED
                          JANUARY 31,
                          1998 A

CLASS A

FROM NET REALIZED GAIN    $ 422,514

CLASS T

FROM NET REALIZED GAIN    $ 3,804,341

CLASS B

FROM NET REALIZED GAIN    $ 709,644

CLASS C

FROM NET REALIZED GAIN    $ 21,184

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 359,675

                          $ 5,317,358

A DISTRIBUTIONS FOR CLASS C ARE FOR FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,      JANUARY 31,         JULY 31,

                                 1998 A              1997B,C       1998A               1997  B,C



CLASS A                           237,384             450,370      $ 3,259,754         $ 5,183,538
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     29,301              -             385,140             -

SHARES REDEEMED                   (54,712)            (61,034)      (752,361)           (732,928)

NET INCREASE (DECREASE)           211,973             389,336      $ 2,892,533         $ 4,450,610

CLASS T                           1,844,209           3,936,387    $ 25,286,144        $ 46,440,633
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     273,471             -             3,583,787           -

SHARES REDEEMED                   (486,812)           (315,453)     (6,628,631)         (3,850,782)

NET INCREASE (DECREASE)           1,630,868           3,620,934    $ 22,241,300        $ 42,589,851

CLASS B                           765,723             445,818      $ 10,407,187        $ 5,752,611
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     49,138              -             640,356             -

SHARES REDEEMED                   (100,938)           (6,206)       (1,376,450)         (76,107)

NET INCREASE (DECREASE)           713,923             439,612      $ 9,671,093         $ 5,676,504

CLASS C                           114,007             -            $ 1,558,394         $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,455               -             18,904              -

NET INCREASE (DECREASE)           115,462             -            $ 1,577,298         $ -

INSTITUTIONAL CLASS               123,311             546,050      $ 1,706,663         $ 6,606,358
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     27,158              -             357,509             -

SHARES REDEEMED                   (182,272)           (59,169)      (2,475,365)         (773,295)

NET INCREASE (DECREASE)           (31,803)            486,881      $ (411,193)         $ 5,833,063


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 6,968

CLASS T                 20,682

CLASS B                 15,546

CLASS C                 3,625

INSTITUTIONAL CLASS     5,896

                       $ 52,717

ADVISOR NATURAL RESOURCES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1,
1996). If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED                                            PAST 6    PAST 1    PAST 5    PAST 10
JANUARY 31, 1998                                         MONTHS    YEAR      YEARS     YEARS

FIDELITY ADV NATURAL - CL A                              -8.98%    -5.09%    111.31%   318.43%

FIDELITY ADV NATURAL - CL A (INCL. 5.75% SALES CHARGE)   -14.21%   -10.55%   99.16%    294.37%

S&P 500                                                  3.56%     26.91%    152.28%   410.11%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                 PAST 1    PAST 5   PAST 10
JANUARY 31, 1998              YEAR      YEARS    YEARS

FIDELITY ADV NATURAL - CL A   -5.09%    16.14%   15.39%

FIDELITY ADV NATURAL - CL A   -10.55%   14.77%   14.71%
(INCL. 5.75% SALES CHARGE)

S&P 500                       26.91%    20.33%   17.69%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112251 S00000000000001
             FA Natural Resources-CL A   S&P 500
             00247                       SP001
  1988/01/31       9425.00                    10000.00
  1988/02/29      10140.46                    10466.00
  1988/03/31      10417.11                    10142.60
  1988/04/30      10588.82                    10255.18
  1988/05/31      10417.11                    10344.40
  1988/06/30      11103.95                    10819.21
  1988/07/31      11056.25                    10778.10
  1988/08/31      10760.53                    10411.64
  1988/09/30      10712.83                    10855.18
  1988/10/31      10941.78                    11156.95
  1988/11/30      10693.75                    10997.41
  1988/12/31      11053.30                    11189.86
  1989/01/31      11946.71                    12008.96
  1989/02/28      11770.10                    11709.94
  1989/03/31      11998.65                    11982.78
  1989/04/30      12372.63                    12604.69
  1989/05/31      12663.51                    13115.18
  1989/06/30      12621.96                    13040.42
  1989/07/31      13536.14                    14217.97
  1989/08/31      13941.29                    14496.64
  1989/09/30      13567.30                    14437.21
  1989/10/31      13089.44                    14102.26
  1989/11/30      13671.19                    14389.95
  1989/12/31      14716.13                    14735.31
  1990/01/31      13787.89                    13746.57
  1990/02/28      14433.13                    13923.90
  1990/03/31      14704.81                    14292.88
  1990/04/30      13935.05                    13935.56
  1990/05/31      15350.06                    15294.28
  1990/06/30      15157.62                    15190.28
  1990/07/31      15904.74                    15141.67
  1990/08/31      15485.90                    13772.86
  1990/09/30      14999.14                    13102.12
  1990/10/31      13923.73                    13045.78
  1990/11/30      14150.13                    13888.54
  1990/12/31      13938.83                    14276.03
  1991/01/31      14398.74                    14898.47
  1991/02/28      16474.23                    15963.71
  1991/03/31      16085.08                    16350.03
  1991/04/30      16167.62                    16389.27
  1991/05/31      16945.93                    17097.28
  1991/06/30      15967.15                    16314.23
  1991/07/31      16497.82                    17074.47
  1991/08/31      16922.35                    17479.14
  1991/09/30      16261.96                    17187.24
  1991/10/31      16639.33                    17417.54
  1991/11/30      15294.97                    16715.62
  1991/12/31      15955.60                    18627.88
  1992/01/31      16946.48                    18281.40
  1992/02/29      17327.58                    18519.06
  1992/03/31      16895.66                    18157.94
  1992/04/30      17518.14                    18691.78
  1992/05/31      17988.17                    18783.37
  1992/06/30      17403.80                    18503.50
  1992/07/31      18102.50                    19260.30
  1992/08/31      17835.72                    18865.46
  1992/09/30      18013.57                    19088.07
  1992/10/31      17632.47                    19154.88
  1992/11/30      17861.13                    19808.06
  1992/12/31      18083.26                    20051.70
  1993/01/31      18662.94                    20220.14
  1993/02/28      19186.07                    20495.13
  1993/03/31      20458.54                    20927.58
  1993/04/30      21561.35                    20421.13
  1993/05/31      22621.74                    20968.42
  1993/06/30      22932.79                    21029.22
  1993/07/31      22621.74                    20945.11
  1993/08/31      23922.49                    21738.93
  1993/09/30      23795.25                    21571.54
  1993/10/31      24869.78                    22018.07
  1993/11/30      23936.63                    21808.90
  1993/12/31      24943.85                    22072.78
  1994/01/31      26460.51                    22823.26
  1994/02/28      25635.92                    22204.75
  1994/03/31      24060.36                    21236.62
  1994/04/30      24457.93                    21508.45
  1994/05/31      24781.88                    21861.19
  1994/06/30      24340.13                    21325.59
  1994/07/31      25164.72                    22025.07
  1994/08/31      26386.88                    22928.10
  1994/09/30      26254.36                    22366.36
  1994/10/31      25856.79                    22869.60
  1994/11/30      24163.43                    22036.69
  1994/12/31      24375.31                    22363.49
  1995/01/31      23896.48                    22943.38
  1995/02/28      24599.76                    23837.48
  1995/03/31      25976.39                    24540.93
  1995/04/30      27038.78                    25263.66
  1995/05/31      27412.87                    26273.45
  1995/06/30      28190.96                    26883.78
  1995/07/31      29373.07                    27775.24
  1995/08/31      29821.97                    27844.96
  1995/09/30      30076.35                    29020.02
  1995/10/31      28804.46                    28916.42
  1995/11/30      30270.87                    30185.85
  1995/12/31      31364.80                    30767.23
  1996/01/31      32556.85                    31814.54
  1996/02/29      33361.87                    32109.46
  1996/03/31      34383.62                    32418.68
  1996/04/30      36380.69                    32896.53
  1996/05/31      37061.86                    33744.93
  1996/06/30      36829.64                    33873.50
  1996/07/31      34832.58                    32376.97
  1996/08/31      36396.17                    33059.80
  1996/09/30      37944.29                    34920.40
  1996/10/31      38873.16                    35883.51
  1996/11/30      40823.78                    38595.94
  1996/12/31      40890.75                    37831.36
  1997/01/31      41553.22                    40195.06
  1997/02/28      38803.98                    40510.19
  1997/03/31      37793.72                    38845.62
  1997/04/30      37611.54                    41164.71
  1997/05/31      41039.81                    43670.82
  1997/06/30      40907.32                    45627.27
  1997/07/31      43325.32                    49257.83
  1997/08/31      43573.74                    46498.41
  1997/09/30      46702.79                    49045.12
  1997/10/31      43826.50                    47407.02
  1997/11/30      40175.83                    49601.49
  1997/12/31      40550.06                    50453.15
  1998/01/30      39436.69                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980212 112257 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class A on January 31, 1988, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $39,437 - a 294.37% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

TOTAL SA SPONSORED ADR           4.6

TEXACO, INC.                     4.1

USX-MARATHON GROUP               3.9

GETCHELL GOLD CORP.              3.3

TOSCO CORP.                      3.2

COASTAL CORP. (THE)              3.0

ELF AQUITAINE SA SPONSORED ADR   3.0

BRITISH PETROLEUM PLC ADR        2.7

EURO-NEVADA MINING LTD.          2.5

ROYAL DUTCH PETROLEUM CO.        2.3

TOP INDUSTRIES AS OF JANUARY 31, 1998
 CRUDE PETROLEUM & GAS 18.5%
 OIL & GAS EXPLORATION 16.5%
 PETROLEUM REFINERS 15.8%
 GOLD ORES 7.0%
 DRILLING 4.6%
 ALL OTHERS 37.6%
ROW: 1, COL: 1, VALUE: 37.6
ROW: 1, COL: 2, VALUE: 4.6
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 15.8
ROW: 1, COL: 5, VALUE: 16.5
ROW: 1, COL: 6, VALUE: 18.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                 PAST 6    PAST 1   PAST 5    PAST 10
JANUARY 31, 1998              MONTHS    YEAR     YEARS     YEARS

FIDELITY ADV NATURAL - CL T   -9.03%    -5.06%   111.60%   319.00%

FIDELITY ADV NATURAL - CL T   -12.21%   -8.38%   104.19%   304.34%
(INCL. 3.50% SALES CHARGE)

S&P 500                       3.56%     26.91%   152.28%   410.11%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                 PAST 1   PAST 5   PAST 10
JANUARY 31, 1998              YEAR     YEARS    YEARS

FIDELITY ADV NATURAL - CL T   -5.06%   16.17%   15.40%

FIDELITY ADV NATURAL - CL T   -8.38%   15.35%   14.99%
(INCL. 3.50% SALES CHARGE)

S&P 500                       26.91%   20.33%   17.69%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112530 S00000000000001
             FA Natural Resources-CL T   S&P 500
             00166                       SP001
  1988/01/31       9650.00                    10000.00
  1988/02/29      10382.54                    10466.00
  1988/03/31      10665.79                    10142.60
  1988/04/30      10841.60                    10255.18
  1988/05/31      10665.79                    10344.40
  1988/06/30      11369.03                    10819.21
  1988/07/31      11320.19                    10778.10
  1988/08/31      11017.41                    10411.64
  1988/09/30      10968.57                    10855.18
  1988/10/31      11202.99                    11156.95
  1988/11/30      10949.04                    10997.41
  1988/12/31      11317.17                    11189.86
  1989/01/31      12231.91                    12008.96
  1989/02/28      12051.09                    11709.94
  1989/03/31      12285.09                    11982.78
  1989/04/30      12668.00                    12604.69
  1989/05/31      12965.82                    13115.18
  1989/06/30      12923.28                    13040.42
  1989/07/31      13859.28                    14217.97
  1989/08/31      14274.10                    14496.64
  1989/09/30      13891.19                    14437.21
  1989/10/31      13401.92                    14102.26
  1989/11/30      13997.56                    14389.95
  1989/12/31      15067.45                    14735.31
  1990/01/31      14117.04                    13746.57
  1990/02/28      14777.69                    13923.90
  1990/03/31      15055.86                    14292.88
  1990/04/30      14267.71                    13935.56
  1990/05/31      15716.51                    15294.28
  1990/06/30      15519.47                    15190.28
  1990/07/31      16284.43                    15141.67
  1990/08/31      15855.59                    13772.86
  1990/09/30      15357.21                    13102.12
  1990/10/31      14256.12                    13045.78
  1990/11/30      14487.93                    13888.54
  1990/12/31      14271.58                    14276.03
  1991/01/31      14742.47                    14898.47
  1991/02/28      16867.51                    15963.71
  1991/03/31      16469.07                    16350.03
  1991/04/30      16553.59                    16389.27
  1991/05/31      17350.48                    17097.28
  1991/06/30      16348.33                    16314.23
  1991/07/31      16891.66                    17074.47
  1991/08/31      17326.33                    17479.14
  1991/09/30      16650.18                    17187.24
  1991/10/31      17036.55                    17417.54
  1991/11/30      15660.10                    16715.62
  1991/12/31      16336.51                    18627.88
  1992/01/31      17351.04                    18281.40
  1992/02/29      17741.24                    18519.06
  1992/03/31      17299.01                    18157.94
  1992/04/30      17936.34                    18691.78
  1992/05/31      18417.59                    18783.37
  1992/06/30      17819.28                    18503.50
  1992/07/31      18534.65                    19260.30
  1992/08/31      18261.51                    18865.46
  1992/09/30      18443.61                    19088.07
  1992/10/31      18053.40                    19154.88
  1992/11/30      18287.52                    19808.06
  1992/12/31      18514.95                    20051.70
  1993/01/31      19108.47                    20220.14
  1993/02/28      19644.09                    20495.13
  1993/03/31      20946.94                    20927.58
  1993/04/30      22076.08                    20421.13
  1993/05/31      23161.78                    20968.42
  1993/06/30      23480.26                    21029.22
  1993/07/31      23161.78                    20945.11
  1993/08/31      24493.59                    21738.93
  1993/09/30      24363.30                    21571.54
  1993/10/31      25463.49                    22018.07
  1993/11/30      24508.06                    21808.90
  1993/12/31      25539.33                    22072.78
  1994/01/31      27092.19                    22823.26
  1994/02/28      26247.92                    22204.75
  1994/03/31      24634.75                    21236.62
  1994/04/30      25041.81                    21508.45
  1994/05/31      25373.49                    21861.19
  1994/06/30      24921.20                    21325.59
  1994/07/31      25765.47                    22025.07
  1994/08/31      27016.81                    22928.10
  1994/09/30      26881.12                    22366.36
  1994/10/31      26474.06                    22869.60
  1994/11/30      24740.28                    22036.69
  1994/12/31      24957.21                    22363.49
  1995/01/31      24466.95                    22943.38
  1995/02/28      25187.02                    23837.48
  1995/03/31      26596.51                    24540.93
  1995/04/30      27684.27                    25263.66
  1995/05/31      28067.29                    26273.45
  1995/06/30      28863.96                    26883.78
  1995/07/31      30074.28                    27775.24
  1995/08/31      30533.90                    27844.96
  1995/09/30      30794.35                    29020.02
  1995/10/31      29492.10                    28916.42
  1995/11/30      30993.52                    30185.85
  1995/12/31      32113.56                    30767.23
  1996/01/31      33334.07                    31814.54
  1996/02/29      34158.31                    32109.46
  1996/03/31      35204.45                    32418.68
  1996/04/30      37249.20                    32896.53
  1996/05/31      37946.63                    33744.93
  1996/06/30      37708.87                    33873.50
  1996/07/31      35664.12                    32376.97
  1996/08/31      37265.05                    33059.80
  1996/09/30      38865.97                    34920.40
  1996/10/31      39817.01                    35883.51
  1996/11/30      41830.05                    38595.94
  1996/12/31      41913.91                    37831.36
  1997/01/31      42588.86                    40195.06
  1997/02/28      39787.85                    40510.19
  1997/03/31      38741.69                    38845.62
  1997/04/30      38589.82                    41164.71
  1997/05/31      42099.52                    43670.82
  1997/06/30      41964.53                    45627.27
  1997/07/31      44444.95                    49257.83
  1997/08/31      44714.92                    46498.41
  1997/09/30      47917.92                    49045.12
  1997/10/31      44973.45                    47407.02
  1997/11/30      41203.78                    49601.49
  1997/12/31      41584.30                    50453.15
  1998/01/30      40433.59                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980212 112534 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class T on January 31, 1988, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $40,434 - a 304.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

TOTAL SA SPONSORED ADR           4.6

TEXACO, INC.                     4.1

USX-MARATHON GROUP               3.9

GETCHELL GOLD CORP.              3.3

TOSCO CORP.                      3.2

COASTAL CORP. (THE)              3.0

ELF AQUITAINE SA SPONSORED ADR   3.0

BRITISH PETROLEUM PLC ADR        2.7

EURO-NEVADA MINING LTD.          2.5

ROYAL DUTCH PETROLEUM CO.        2.3

TOP INDUSTRIES AS OF JANUARY 31, 1998
 CRUDE PETROLEUM & GAS 18.5%
 OIL & GAS EXPLORATION 16.5%
 PETROLEUM REFINERS 15.8%
 GOLD ORES 7.0%
 DRILLING 4.6%
 ALL OTHERS 37.6%
ROW: 1, COL: 1, VALUE: 37.6
ROW: 1, COL: 2, VALUE: 4.6
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 15.8
ROW: 1, COL: 5, VALUE: 16.5
ROW: 1, COL: 6, VALUE: 18.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED                              PAST 6    PAST 1   PAST 5    PAST 10
JANUARY 31, 1998                           MONTHS    YEAR     YEARS     YEARS

FIDELITY ADV NATURAL - CL B                -9.25%    -5.55%   108.25%   312.36%

FIDELITY ADV NATURAL - CL B                -13.12%   -9.57%   106.25%   312.36%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    3.56%     26.91%   152.28%   410.11%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                                          PAST 1   PAST 5   PAST 10
JANUARY 31, 1998                                       YEAR     YEARS    YEARS

FIDELITY ADV NATURAL - CL B                            -5.55%   15.80%   15.22%

FIDELITY ADV NATURAL - CL B (INCL. CONTINGENT          -9.57%   15.58%   15.22%
DEFERRED SALES CHARGE)

S&P 500                                                26.91%   20.33%   17.69%


AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112257 S00000000000001
             FA Natural Resources-CL B   S&P 500
             00656                       SP001
  1988/01/31      10000.00                    10000.00
  1988/02/29      10759.11                    10466.00
  1988/03/31      11052.63                    10142.60
  1988/04/30      11234.82                    10255.18
  1988/05/31      11052.63                    10344.40
  1988/06/30      11781.38                    10819.21
  1988/07/31      11730.77                    10778.10
  1988/08/31      11417.00                    10411.64
  1988/09/30      11366.40                    10855.18
  1988/10/31      11609.31                    11156.95
  1988/11/30      11346.15                    10997.41
  1988/12/31      11727.64                    11189.86
  1989/01/31      12675.55                    12008.96
  1989/02/28      12488.17                    11709.94
  1989/03/31      12730.66                    11982.78
  1989/04/30      13127.46                    12604.69
  1989/05/31      13436.08                    13115.18
  1989/06/30      13392.00                    13040.42
  1989/07/31      14361.95                    14217.97
  1989/08/31      14791.82                    14496.64
  1989/09/30      14395.02                    14437.21
  1989/10/31      13888.00                    14102.26
  1989/11/30      14505.24                    14389.95
  1989/12/31      15613.94                    14735.31
  1990/01/31      14629.06                    13746.57
  1990/02/28      15313.67                    13923.90
  1990/03/31      15601.92                    14292.88
  1990/04/30      14785.20                    13935.56
  1990/05/31      16286.54                    15294.28
  1990/06/30      16082.35                    15190.28
  1990/07/31      16875.06                    15141.67
  1990/08/31      16430.66                    13772.86
  1990/09/30      15914.20                    13102.12
  1990/10/31      14773.18                    13045.78
  1990/11/30      15013.40                    13888.54
  1990/12/31      14789.21                    14276.03
  1991/01/31      15277.17                    14898.47
  1991/02/28      17479.29                    15963.71
  1991/03/31      17066.39                    16350.03
  1991/04/30      17153.98                    16389.27
  1991/05/31      17979.77                    17097.28
  1991/06/30      16941.27                    16314.23
  1991/07/31      17504.31                    17074.47
  1991/08/31      17954.75                    17479.14
  1991/09/30      17254.07                    17187.24
  1991/10/31      17654.46                    17417.54
  1991/11/30      16228.09                    16715.62
  1991/12/31      16929.02                    18627.88
  1992/01/31      17980.35                    18281.40
  1992/02/29      18384.70                    18519.06
  1992/03/31      17926.43                    18157.94
  1992/04/30      18586.88                    18691.78
  1992/05/31      19085.59                    18783.37
  1992/06/30      18465.58                    18503.50
  1992/07/31      19206.89                    19260.30
  1992/08/31      18923.84                    18865.46
  1992/09/30      19112.54                    19088.07
  1992/10/31      18708.19                    19154.88
  1992/11/30      18950.80                    19808.06
  1992/12/31      19186.48                    20051.70
  1993/01/31      19801.53                    20220.14
  1993/02/28      20356.57                    20495.13
  1993/03/31      21706.67                    20927.58
  1993/04/30      22876.76                    20421.13
  1993/05/31      24001.85                    20968.42
  1993/06/30      24331.87                    21029.22
  1993/07/31      24001.85                    20945.11
  1993/08/31      25381.95                    21738.93
  1993/09/30      25246.94                    21571.54
  1993/10/31      26387.03                    22018.07
  1993/11/30      25396.96                    21808.90
  1993/12/31      26465.62                    22072.78
  1994/01/31      28074.81                    22823.26
  1994/02/28      27199.91                    22204.75
  1994/03/31      25528.23                    21236.62
  1994/04/30      25950.06                    21508.45
  1994/05/31      26293.77                    21861.19
  1994/06/30      25825.07                    21325.59
  1994/07/31      26699.97                    22025.07
  1994/08/31      27996.69                    22928.10
  1994/09/30      27856.08                    22366.36
  1994/10/31      27434.26                    22869.60
  1994/11/30      25637.60                    22036.69
  1994/12/31      25862.39                    22363.49
  1995/01/31      25354.36                    22943.38
  1995/02/28      26100.54                    23837.48
  1995/03/31      27561.15                    24540.93
  1995/04/30      28688.37                    25263.66
  1995/05/31      29085.27                    26273.45
  1995/06/30      29910.84                    26883.78
  1995/07/31      31149.18                    27775.24
  1995/08/31      31625.47                    27844.96
  1995/09/30      31863.61                    29020.02
  1995/10/31      30530.01                    28916.42
  1995/11/30      32054.13                    30185.85
  1995/12/31      33165.55                    30767.23
  1996/01/31      34430.41                    31814.54
  1996/02/29      35251.75                    32109.46
  1996/03/31      36303.06                    32418.68
  1996/04/30      38372.82                    32896.53
  1996/05/31      39062.75                    33744.93
  1996/06/30      38783.49                    33873.50
  1996/07/31      36664.44                    32376.97
  1996/08/31      38274.26                    33059.80
  1996/09/30      39900.51                    34920.40
  1996/10/31      40869.69                    35883.51
  1996/11/30      42923.03                    38595.94
  1996/12/31      42993.45                    37831.36
  1997/01/31      43657.85                    40195.06
  1997/02/28      40772.97                    40510.19
  1997/03/31      39688.96                    38845.62
  1997/04/30      39496.63                    41164.71
  1997/05/31      43080.87                    43670.82
  1997/06/30      42923.52                    45627.27
  1997/07/31      45441.23                    49257.83
  1997/08/31      45686.01                    46498.41
  1997/09/30      48944.36                    49045.12
  1997/10/31      45915.67                    47407.02
  1997/11/30      42052.15                    49601.49
  1997/12/31      42425.39                    50453.15
  1998/01/30      41236.09                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980212 112301 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class B on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $41,236 - a 312.36% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

TOTAL SA SPONSORED ADR           4.6

TEXACO, INC.                     4.1

USX-MARATHON GROUP               3.9

GETCHELL GOLD CORP.              3.3

TOSCO CORP.                      3.2

COASTAL CORP. (THE)              3.0

ELF AQUITAINE SA SPONSORED ADR   3.0

BRITISH PETROLEUM PLC ADR        2.7

EURO-NEVADA MINING LTD.          2.5

ROYAL DUTCH PETROLEUM CO.        2.3

TOP INDUSTRIES AS OF JANUARY 31, 1998
 CRUDE PETROLEUM & GAS 18.5%
 OIL & GAS EXPLORATION 16.5%
 PETROLEUM REFINERS 15.8%
 GOLD ORES 7.0%
 DRILLING 4.6%
 ALL OTHERS 37.6%
ROW: 1, COL: 1, VALUE: 37.6
ROW: 1, COL: 2, VALUE: 4.6
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 15.8
ROW: 1, COL: 5, VALUE: 16.5
ROW: 1, COL: 6, VALUE: 18.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0% respectively. If Fidelity had not reimbursed certain class expenses, total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                 PAST 6    PAST 1   PAST 5    PAST 10
JANUARY 31, 1998              MONTHS    YEAR     YEAR      YEARS

FIDELITY ADV NATURAL - CL C   -9.26%    -5.56%   108.22%   312.31%

FIDELITY ADV NATURAL - CL C   -10.12%   -6.45%   108.22%   312.31%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       3.56%     26.91%   152.28%   410.11%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                 PAST 1   PAST 5   PAST 10
JANUARY 31, 1998              YEAR     YEARS    YEARS

FIDELITY ADV NATURAL - CL C   -5.56%   15.80%   15.22%

FIDELITY ADV NATURAL - CL C   -6.45%   15.80%   15.22%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       26.91%   20.33%   17.69%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112319 S00000000000001
             FA Natural Resources-CL C   S&P 500
             00528                       SP001
  1988/01/31      10000.00                    10000.00
  1988/02/29      10759.11                    10466.00
  1988/03/31      11052.63                    10142.60
  1988/04/30      11234.82                    10255.18
  1988/05/31      11052.63                    10344.40
  1988/06/30      11781.38                    10819.21
  1988/07/31      11730.78                    10778.10
  1988/08/31      11417.02                    10411.64
  1988/09/30      11366.40                    10855.18
  1988/10/31      11609.32                    11156.95
  1988/11/30      11346.15                    10997.41
  1988/12/31      11727.64                    11189.86
  1989/01/31      12675.55                    12008.96
  1989/02/28      12488.19                    11709.94
  1989/03/31      12730.67                    11982.78
  1989/04/30      13127.46                    12604.69
  1989/05/31      13436.10                    13115.18
  1989/06/30      13392.01                    13040.42
  1989/07/31      14361.96                    14217.97
  1989/08/31      14791.83                    14496.64
  1989/09/30      14395.02                    14437.21
  1989/10/31      13888.01                    14102.26
  1989/11/30      14505.26                    14389.95
  1989/12/31      15613.95                    14735.31
  1990/01/31      14629.07                    13746.57
  1990/02/28      15313.68                    13923.90
  1990/03/31      15601.94                    14292.88
  1990/04/30      14785.20                    13935.56
  1990/05/31      16286.54                    15294.28
  1990/06/30      16082.37                    15190.28
  1990/07/31      16875.07                    15141.67
  1990/08/31      16430.68                    13772.86
  1990/09/30      15914.21                    13102.12
  1990/10/31      14773.19                    13045.78
  1990/11/30      15013.42                    13888.54
  1990/12/31      14789.22                    14276.03
  1991/01/31      15277.18                    14898.47
  1991/02/28      17479.29                    15963.71
  1991/03/31      17066.39                    16350.03
  1991/04/30      17154.00                    16389.27
  1991/05/31      17979.79                    17097.28
  1991/06/30      16941.27                    16314.23
  1991/07/31      17504.32                    17074.47
  1991/08/31      17954.76                    17479.14
  1991/09/30      17254.08                    17187.24
  1991/10/31      17654.48                    17417.54
  1991/11/30      16228.09                    16715.62
  1991/12/31      16929.04                    18627.88
  1992/01/31      17980.37                    18281.40
  1992/02/29      18384.72                    18519.06
  1992/03/31      17926.45                    18157.94
  1992/04/30      18586.89                    18691.78
  1992/05/31      19085.61                    18783.37
  1992/06/30      18465.58                    18503.50
  1992/07/31      19206.90                    19260.30
  1992/08/31      18923.85                    18865.46
  1992/09/30      19112.55                    19088.07
  1992/10/31      18708.20                    19154.88
  1992/11/30      18950.82                    19808.06
  1992/12/31      19186.48                    20051.70
  1993/01/31      19801.53                    20220.14
  1993/02/28      20356.57                    20495.13
  1993/03/31      21706.69                    20927.58
  1993/04/30      22876.78                    20421.13
  1993/05/31      24001.87                    20968.42
  1993/06/30      24331.89                    21029.22
  1993/07/31      24001.87                    20945.11
  1993/08/31      25381.98                    21738.93
  1993/09/30      25246.96                    21571.54
  1993/10/31      26387.05                    22018.07
  1993/11/30      25396.97                    21808.90
  1993/12/31      26465.63                    22072.78
  1994/01/31      28074.82                    22823.26
  1994/02/28      27199.92                    22204.75
  1994/03/31      25528.24                    21236.62
  1994/04/30      25950.08                    21508.45
  1994/05/31      26293.78                    21861.19
  1994/06/30      25825.10                    21325.59
  1994/07/31      26699.98                    22025.07
  1994/08/31      27996.70                    22928.10
  1994/09/30      27856.11                    22366.36
  1994/10/31      27434.28                    22869.60
  1994/11/30      25637.62                    22036.69
  1994/12/31      25862.40                    22363.49
  1995/01/31      25354.38                    22943.38
  1995/02/28      26100.56                    23837.48
  1995/03/31      27561.17                    24540.93
  1995/04/30      28688.38                    25263.66
  1995/05/31      29085.28                    26273.45
  1995/06/30      29910.85                    26883.78
  1995/07/31      31149.20                    27775.24
  1995/08/31      31625.49                    27844.96
  1995/09/30      31863.64                    29020.02
  1995/10/31      30530.03                    28916.42
  1995/11/30      32054.15                    30185.85
  1995/12/31      33165.57                    30767.23
  1996/01/31      34430.43                    31814.54
  1996/02/29      35251.76                    32109.46
  1996/03/31      36303.07                    32418.68
  1996/04/30      38372.85                    32896.53
  1996/05/31      39062.78                    33744.93
  1996/06/30      38783.52                    33873.50
  1996/07/31      36664.47                    32376.97
  1996/08/31      38274.29                    33059.80
  1996/09/30      39900.52                    34920.40
  1996/10/31      40869.71                    35883.51
  1996/11/30      42923.05                    38595.94
  1996/12/31      42993.47                    37831.36
  1997/01/31      43657.88                    40195.06
  1997/02/28      40772.99                    40510.19
  1997/03/31      39688.97                    38845.62
  1997/04/30      39496.65                    41164.71
  1997/05/31      43080.90                    43670.82
  1997/06/30      42923.55                    45627.27
  1997/07/31      45441.25                    49257.83
  1997/08/31      45686.03                    46498.41
  1997/09/30      48944.38                    49045.12
  1997/10/31      45915.70                    47407.02
  1997/11/30      42038.61                    49601.49
  1997/12/31      42406.98                    50453.15
  1998/01/30      41190.72                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980212 112323 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class C on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $41,231 - a 312.31% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

TOTAL SA SPONSORED ADR           4.6

TEXACO, INC.                     4.1

USX-MARATHON GROUP               3.9

GETCHELL GOLD CORP.              3.3

TOSCO CORP.                      3.2

COASTAL CORP. (THE)              3.0

ELF AQUITAINE SA SPONSORED ADR   3.0

BRITISH PETROLEUM PLC ADR        2.7

EURO-NEVADA MINING LTD.          2.5

ROYAL DUTCH PETROLEUM CO.        2.3

TOP INDUSTRIES AS OF JANUARY 31, 1998
 CRUDE PETROLEUM & GAS 18.5%
 OIL & GAS EXPLORATION 16.5%
 PETROLEUM REFINERS 15.8%
 GOLD ORES 7.0%
 DRILLING 4.6%
 ALL OTHERS 37.6%
ROW: 1, COL: 1, VALUE: 37.6
ROW: 1, COL: 2, VALUE: 4.6
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 15.8
ROW: 1, COL: 5, VALUE: 16.5
ROW: 1, COL: 6, VALUE: 18.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Larry Rakers, Portfolio Manager of Fidelity Advisor Natural Resources
Fund
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the six months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned -8.98%, -9.03%, -9.25% and -9.26%, respectively. During the same period, the Standard & Poor's 500 Index returned 3.56%. For the 12 months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned -5.09%, -5.06%, -5.55% and -5.56%, respectively. During the same period, the S&P 500 returned 26.91%.
Q. WHAT FACTORS HURT THE FUND'S PERFORMANCE IN THE LATEST SIX MONTHS?
A. The financial turmoil in Southeast Asia was the major factor. Asia is responsible for about half of the growth in demand for almost all of the commodities in the natural resources sector. Slowing Asian economies mean that the consumption of natural resources is going to decline. Consequently, most commodity prices - oil, natural gas, gold and many base metals - tanked during the period. In fact, most stocks in the natural resources sector underperformed the S&P 500 index over the latest six months.
Q. IN SPITE OF THIS NEGATIVE ENVIRONMENT, WERE THERE ANY STOCKS IN THE PORTFOLIO THAT OUTPERFORMED THE S&P 500?
A. A few. One example was Wainoco Oil, a refiner that is undergoing a restructuring and benefits somewhat when oil prices decline slightly. In addition, some silver companies, such as Pan American Silver, profited from the run-up in the silver price at the end of the period after billionare investor Warren Buffett went on a silver-buying spree.
Q. THE FUND'S WEIGHTING IN THE OIL AND GAS SECTOR INCREASED OVER THE PAST SIX MONTHS. WHAT DID YOU SEE?
A. The price of oil was below trend - or below a normal range of $18 to $20 a barrel - over the past several months. Historically, the price of oil doesn't hover below trend very often or for periods longer than about six to nine months. For that reason, I felt that it would be better to own more oil stocks because if oil returned to the trend range, these stocks would outperform. Primarily, I invested in integrated oil companies such as Total, Texaco, and British Petroleum, which look for oil, process it in their refineries and make chemicals out of it or make gasoline and sell it to consumers at gasoline stations. I felt the integrated oil companies had the least downside risk in case my assumption was incorrect and the oil price stayed below trend for a long period of time. Most integrated oil companies have strong balance sheets and stock repurchase programs, pay regular dividends and generate solid cash flows from the diversification of their business.
Q. DID A POSSIBLE MILITARY STRIKE ON IRAQ AFFECT OIL PRICES AT THE END OF THE PERIOD?
A. Most analysts agree that oil prices would have been even lower - maybe hitting about $14 a barrel - at the end of the period if it weren't for the situation in Iraq. There are a few scenarios to consider here. Because of the oil-for-food program that the United Nations instituted to keep the Iraqi people fed, a military strike would probably avoid hitting Iraqi oilfields - meaning oil prices wouldn't change much. In addition, if the situation is resolved diplomatically, oil prices will continue to linger below trend because of Asia's financial problems. The bottom line is that unless some Iraqi oil fields are destroyed, which is unlikely, the threat of a military action against Iraq won't help boost the price of oil.
Q. THE FUND REDUCED ITS INVESTMENTS IN THE PAPER AND FOREST PRODUCTS SECTOR. IN FACT, TWO PAPER COMPANIES, FORT HOWARD AND BOISE CASCADE, DROPPED OUT OF THE TOP 10 SINCE THE END OF JULY. WHY WAS THAT?
A. A lot of paper is consumed in Asia, and the forecasts for lower commodity prices caused me to reduce the fund's paper exposure. Unfortunately, that reasoning didn't pan out in reducing the Fort Howard position. Procter & Gamble raised its tissue prices during the period, causing tissue prices overall to rebound and Fort Howard to perform reasonably well. Boise Cascade did fall along with paper prices, however, so reducing that position was a good move.
Q. WHAT'S YOUR OUTLOOK FOR THE NATURAL RESOURCES SECTOR?
A. I'm optimistic about the long-term prospects for natural resource companies. The short-term, on the other hand, depends on what happens in Asia. Most natural resource companies have been punished as commodities prices plummeted, which in turn slowed capacity additions. This situation is setting the sector up for a great run sometime - the question is when. If Southeast Asia rebounds quickly, we could see a spike in natural resource stocks as soon as late 1998.



FUND FACTS
START DATE: December 29, 1987
SIZE: as of January 31, 1998, more than
$524 million
MANAGER: Lawrence Rakers, since 1997; joined
Fidelity in 1993
(checkmark)
ADVISOR NATURAL RESOURCES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.2%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.0%
PETROLEUM - WHOLESALE - 0.0%
NGC Corp.   10,000 $ 160,000
CHEMICALS & PLASTICS - 2.5%
AGRICULTURAL CHEMICALS - 0.6%
Potash Corp. of Saskatchewan  35,000  2,981,691
CHEMICALS - 0.4%
Sasol, Ltd.   219,100  1,998,682
UNSUPPORTED PLASTICS FILM & SHEET - 1.5%
W.R. Grace & Co.  101,600  7,981,942
TOTAL CHEMICALS & PLASTICS   12,962,315
CONSTRUCTION - 0.4%
Walter Industries, Inc. (a)  45,800  864,475
Willbros Group, Inc. (a)  92,000  1,276,500
  2,140,975
ELECTRONIC INSTRUMENTS - 0.1%
LAB ANALYTICAL INSTRUMENTS - 0.1%
Thermoquest Corp. (a)  21,500  301,000
ENERGY SERVICES - 7.0%
DRILLING - 4.6%
Diamond Offshore Drilling, Inc.   84,400  3,771,625
Noble Drilling Corp.   394,900  10,563,575
Transocean Offshore, Inc.   234,610  9,325,748
  23,660,948
OIL & GAS SERVICES - 2.4%
Eni Spa  600,000  3,524,466
Halliburton Co.   42,940  1,929,616
McDermott International, Inc.   20,800  663,000
Schlumberger Ltd.   37,700  2,778,019
Weatherford Enterra, Inc. (a)  101,000  3,535,000
  12,430,101
TOTAL ENERGY SERVICES   36,091,049
ENGINEERING - 0.1%
ARCHITECTS & ENGINEERS - 0.1%
Stolt Comex Seaway SA (a)  17,200  369,800
GAS - 2.1%
GAS DISTRIBUTION - 1.0%
MCN Corp.   135,000  4,995,000
GAS TRANSMISSION - 0.7%
Enron Corp.   60,001  2,486,291
Williams Companies, Inc.   35,000  997,500
  3,483,791
GAS TRANSMISSION & DISTRIBUTION - 0.4%
Consolidated Natural Gas Co.   15,000  814,688
Questar Corp.   35,000  1,456,875
  2,271,563
TOTAL GAS   10,750,354
HOLDING COMPANIES - 1.8%
HOLDING COMPANY OFFICES, NEC - 1.8%
Norfolk Southern Corp.   290,000  9,153,125
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
INDUSTRIAL MACHINERY - WHOLESALE - 0.1%
CE Franklin Ltd. (a)  80,000  604,582

 SHARES VALUE (NOTE 1)
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.1%
Gasonics International Corp. (a)  60,000 $ 697,500
SPECIAL INDUSTRIAL MACHINERY - 0.1%
Thermo Fibertek, Inc. (a)  35,000  435,313
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,737,395
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MEDICAL TECHNOLOGY - 0.0%
Nitinol Medical Technologies, Inc. (a)  25,000  203,125
METALS & MINING - 3.9%
ALUMINUM, EXTRUDED PRODUCTS - 0.4%
Alumax, Inc. (a)  60,000  2,088,750
METAL MINING - 0.5%
Breakwater Resources Ltd. (a)  825,300  1,956,158
Columbia Metals Ltd. (a)  1,479,900  376,190
  2,332,348
METAL MINING SERVICES - 0.1%
Minefinders Corp., Ltd. (a)  440,100  604,720
MISCELLANEOUS NONMETAL MINERALS - 0.1%
Camphor Ventures, Inc. (a)  573,600  512,301
MISCELLANEOUS METAL ORES, NEC - 0.0%
Helix Resources NL (a)  650,500  196,232
PRIMARY PRODUCTION OF ALUMINUM - 0.7%
Reynolds Metals Co.   60,000  3,783,750
PRIME NONFERROUS SMELTING - 2.1%
Alcan Aluminium Ltd.   135,000  4,016,008
Aluminum Co. of America  89,000  6,797,375Metaleurop SA warrants
2/4/00 (a)  16,000  20,083
  10,833,466
TOTAL METALS & MINING   20,351,567
OIL & GAS - 52.0%
CRUDE PETROLEUM & GAS - 18.5%
Anadarko Petroleum Corp.   55,000  3,245,000
Beau Canada Exploration Ltd. (a)  550,000  982,447
British Borneo Petroleum  150,632  893,188
Brown (Tom), Inc. (a)  90,000  1,575,000
Burlington Resources, Inc.   57,365  2,452,354
Cabot Oil & Gas Corp. Class A  55,000  1,089,688
Canadian Natural Resources Ltd. (a)  30,000  587,407
EEX Corp. (a)  440,000  3,712,500
Elf Aquitaine SA sponsored ADR  272,500  15,413,281
Enron Oil & Gas Co.   70,000  1,400,000
HS Resources, Inc. (a)  85,000  1,195,313
Lomak Petroleum, Inc.   80,000  1,275,000
Louis Dreyfus Natural Gas Corp. (a)  85,000  1,535,313
Magnum Hunter Resources, Inc. (a)  270,000  1,316,250
Nuevo Energy Corp. (a)  88,400  3,237,650
Occidental Petroleum Corp.   144,800  3,692,400
Ocean Energy, Inc. (a)  83,500  3,830,563
Paramount Resources Ltd. (c)  262,600  2,661,090
Petsec Energy Ltd. sponsored ADR (a)  92,000  1,368,500
Petrobras PN (Pfd. Reg.)  45,480,000  9,719,249
Pioneer Natural Resources Co.   55,000  1,192,813
Plains Resources, Inc. (a)  94,600  1,466,300
Rio Alto Exploration Ltd. (a)  187,500  1,642,420
Santa Fe Energy Resources, Inc.   22,900  240,450
Total SA sponsored ADR  457,000  23,706,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
OIL & GAS - CONTINUED
CRUDE PETROLEUM & GAS - CONTINUED
Tullow Oil PLC (a)  201,600 $ 480,798
Vastar Resources, Inc.   25,000  829,688
YPF Sociedad Anonima:
 sponsored ADR representing
    Class D shares  120,000  3,652,500
 Class D  35,000  1,060,882
  95,454,919
OIL & GAS EXPLORATION - 16.5%
Abacan Resource Corp. (a)  794,300  1,290,738
Amerada Hess Corp.   90,000  4,921,875
Amoco Corp.   20,000  1,627,500
Chevron Corp.   10,000  748,125
Exxon Corp.   180,000  10,676,250
Kerr-McGee Corp.   80,000  5,010,000
Mobil Corp.   24,200  1,648,625
Petro-Canada  475,000  8,452,131
Phillips Petroleum Co.   212,200  9,336,800
Texaco, Inc.   410,000  21,345,625
USX-Marathon Group  597,300  20,046,881
Unocal Corp.   10,000  343,750
  85,448,300
OIL FIELD EQUIPMENT - 1.2%
Cooper Cameron Corp. (a)  59,600  3,065,675
EVI, Inc. (a)  70,000  2,826,250
Ensign Resource Service Group Ord.   3,000  58,122
  5,950,047
PETROLEUM REFINERS - 15.8%
Ashland, Inc.   25,000  1,318,750
British Petroleum PLC ADR  175,997  14,134,759
Coastal Corp. (The)  268,000  15,544,000
Royal Dutch Petroleum Co.   231,000  11,838,750
Shell Transport & Trading Co.
 PLC ADR  36,100  1,462,050
Tosco Corp.   493,900  16,514,781
Tesoro Petroleum Corp. (a)  155,000  2,480,000
Ultramar Diamond Shamrock Corp.   74,800  2,491,775
Valero Energy Corp.   296,800  9,367,750
Wainoco Oil Corp. (a)  837,400  6,489,850
  81,642,465
TOTAL OIL & GAS   268,495,731
PACKAGING & CONTAINERS - 0.6%
GLASS CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  83,400  3,033,675
PAPER & FOREST PRODUCTS - 8.7%
CONVERTED PAPER & PAPERBOARD - 1.9%
American Pad & Paper Co. (a)  57,300  454,819
Boise Cascade Corp.   300,000  9,600,000
  10,054,819
ENVELOPES - 1.8%
Mail-Well, Inc. (a)  238,150  9,496,231
PAPER - 1.5%
Chesapeake Corp.   50,200  1,700,525
Georgia-Pacific Corp.   10,000  551,250
Mercer International, Inc. (SBI)  313,100  2,583,075
Stone Container Corp. (a)  105,000  1,338,750
Willamette Industries, Inc.   49,900  1,671,650
  7,845,250

 SHARES VALUE (NOTE 1)
PAPER MILLS - 2.2%
Alliance Forest Products, Inc. (a)  148,500 $ 2,744,427
Alliance Forest Products, Inc. (a)(c)  125,000  2,310,123
Fort James Corp.   145,800  6,260,288
  11,314,838
PAPERBOARD MILLS - 0.3%
Jefferson Smurfit Corp. (a)  93,700  1,417,213
PULP MILLS - 1.0%
Buckeye Technologies, Inc. (a)  120,000  4,920,000
TOTAL PAPER & FOREST PRODUCTS   45,048,351
PRECIOUS METALS - 11.9%
GOLD & SILVER ORES - 4.4%
Getchell Gold Corp. (a)  669,500  17,072,250
Mentor Exploration &
 Development Co. Ltd. (a)  80,000  453,437
Industrias Penoles SA  1,450,000  5,444,563
  22,970,250
GOLD ORES - 7.0%
Bakyrchik Gold PLC (a)  160,000  18,295
Euro-Nevada Mining Ltd.   815,800  13,115,125
First Dynasty Mines Ltd. (a)  526,700  195,402
Franco-Nevada Mining Corp.   168,300  3,700,045
Francisco Gold Corp. (a)  71,000  621,930
Golden Knight Resources, Inc. (a)  25,000  41,222
Greenstone Resources Ltd. (a)  951,700  6,048,040
Greenstone Resources Ltd.
 warrants 2/28/02 (a)  50,700  109,721
Greenstone Resources Ltd. (a)(c)  148,300  942,444
Indochina Goldfields Ltd. (a)  133,800  210,506
Indochina Goldfields Ltd. (a)(c)  170,000  267,459
Kalahari Goldridge Mining Co. Ltd. (a)  1,200,000  270,018
Kinross Gold Corp. (a)  199,100  752,327
Meridian Gold, Inc. (a)  946,400  2,990,924
Mountain Province Mining, Inc. (a)  135,000  394,181
Queenston Mining, Inc. (a)  385,400  225,063
Randgold & Exploration Co. Ltd. (a)  250,000  372,491
Repadre Capital Corp. (a)  50,000  171,756
Resources William, Inc. (a)  6,910,000  2,278,727
Resources William, Inc.
 (consent fee) (a)  686,000  158,364
Resources William, Inc. (consent fee)
 warrants 12/31/02 (a)  1,029,000  -
Stillwater Mining Co. (a)  120,000  2,362,500
Sudbury Contact Mines Ltd. (a)  100,000  343,513
Sutton Resources Ltd. (a)  57,000  426,849
TVI Pacific, Inc. (a)  459,200  26,816
TVI Pacific, Inc. (a)(c)  1,860,000  108,619
West Rand Consolidated
 Mines Ltd. (Reg.) (a)  242,200  159,568
  36,311,905
SILVER ORES - 0.5%
Compania de Minas Buenaventura
 SA Class B sponsored ADR  138,500  1,644,688
Pan American Silver Corp. (a)  74,800  714,314
  2,359,002
TOTAL PRECIOUS METALS   61,641,157
RAILROADS - 1.7%
CSX Corp.   158,300  8,389,900
Illinois Central Corp., Series A  12,400  412,300
  8,802,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
STATIONARY & OFFICE SUPPLIES - WHOLESALE - 0.1%
Boise Cascade Office Products Corp. (a)  25,000 $ 417,188
SERVICES - 0.1%
BUSINESS SERVICES - 0.1%
Zebra Technologies Corp. Class A (a)  15,000  416,250
SHIPPING - 0.1%
DEEP SEA TRANSPORT - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  30,000  603,750
TRUCKING & FREIGHT - 2.8%
AIR COURIER SERVICES - 2.2%
Airborne Freight Corp.   50,300  3,577,588
CNF Transportation, Inc.   170,000  7,766,875
  11,344,463
FREIGHT FORWARDING - 0.5%
Expeditors International of
 Washington, Inc.   91,000  2,832,374
TRUCKING, LONG DISTANCE - 0.1%
Consolidated Freightways Corp. (a)  40,000  592,500
TOTAL TRUCKING & FREIGHT   14,769,337
TOTAL COMMON STOCKS
 (Cost $515,598,459)   497,448,344
CONVERTIBLE BONDS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
METALS & MINING - 0.1%
METAL MINING - 0.1%
Dayton Mining Corp.
 7%, 4/1/02
 (Cost $318,250) - $ 475,000  304,000
CASH EQUIVALENTS - 3.7%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $19,167,450)  19,167,450  19,167,450
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $535,084,159) $ 516,919,794
LEGEND
1.Non-income producing
2.At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. 3.Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,289,735 or 1.2% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   66.9%
Canada   13.4
France   7.6
United Kingdom   3.2
Netherlands    2.3
Brazil   1.9
Mexico   1.1
Others (individually less than 1%)   3.6
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $535,094,532. Net unrealized depreciation aggregated $18,174,738, of which $46,839,362 related to appreciated investment securities and $65,014,100 related to depreciated investment securities.
ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
516,919,794
(COST $535,084,159) - SEE ACCOMPANYING SCHEDULE


FOREIGN CURRENCY HELD AT VALUE                                                                                        96

(COST $96)


RECEIVABLE FOR INVESTMENTS SOLD
12,405,407

RECEIVABLE FOR FUND SHARES SOLD
453,937

DIVIDENDS RECEIVABLE
512,442

INTEREST RECEIVABLE
120,498

OTHER RECEIVABLES                                                                                                     41,435


PREPAID EXPENSES                                                                                                      10,593


 TOTAL ASSETS
530,464,202

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 2,572,933


PAYABLE FOR FUND SHARES REDEEMED                                                                        2,353,681


ACCRUED MANAGEMENT FEE                                                                                  259,141


DISTRIBUTION FEES PAYABLE                                                                               257,609


OTHER PAYABLES AND                                                                                      200,940

ACCRUED EXPENSES


 TOTAL LIABILITIES
5,644,304

NET ASSETS                                                                                                           $
524,819,898

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
536,378,776

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
(1,119,377)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
7,729,231

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
(18,168,732)
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
524,819,898


CALCULATION OF MAXIMUM                                   $20.19
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($6,393,855 (DIVIDED BY)
  316,712 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                        $21.42
 (100/94.25 OF $20.19)

 CLASS T:                                                $20.38
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($461,640,184 (DIVIDED BY)
22,651,266 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                        $21.12
 (100/96.50 OF $20.38)

 CLASS B:                                                $20.11
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($51,712,003 (DIVIDED BY)
  2,570,968 SHARES) A

 CLASS C:                                                $20.34
 NET ASSET VALUE AND OFFERING
  PRICE PER SHARE ($738,124 (DIVIDED BY)
  36,288 SHARES) A

 INSTITUTIONAL CLASS:                                    $20.38
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($4,335,732 (DIVIDED BY) 212,727 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                                  $ 2,681,587
DIVIDENDS

INTEREST                                                                            840,293

 TOTAL INCOME                                                                       3,521,880

EXPENSES

MANAGEMENT FEE                                                     $ 1,897,337

TRANSFER AGENT FEES                                                 764,483

DISTRIBUTION FEES                                                   1,732,263

ACCOUNTING FEES AND EXPENSES                                        208,891

NON-INTERESTED TRUSTEES' COMPENSATION                               1,284

CUSTODIAN FEES AND EXPENSES                                         54,739

REGISTRATION FEES                                                   31,075

AUDIT                                                               28,134

 TOTAL EXPENSES BEFORE REDUCTIONS                                   4,718,206

 EXPENSE REDUCTIONS                                                 (109,352)       4,608,854

NET INVESTMENT INCOME (LOSS)                                                        (1,086,974)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              41,713,592

 FOREIGN CURRENCY TRANSACTIONS                                      (37,794)        41,675,798

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (98,747,833)

 ASSETS AND LIABILITIES IN                                          (9)             (98,747,842)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                     (57,072,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ (58,159,018)


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   NINE MONTHS ENDED
                                    JANUARY 31, 1998   JULY 31,
                                    (UNAUDITED)        1997




OPERATIONS                                                                            $ (1,086,974)    $ (812,585)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                               41,675,798       83,721,448

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                   (98,747,842)     (11,245,423)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (58,159,018)     71,663,440

DISTRIBUTIONS TO SHAREHOLDERS                                                             -                (376,703)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                                                  (30,726)         (156,340)

 FROM NET REALIZED GAIN                                                                (102,296,701)    (41,625,679)

 TOTAL DISTRIBUTIONS                                                                    (102,327,427)    (42,158,722)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                            (8,291,059)      13,485,202

REDEMPTION FEES                                                                        55,282           60,962

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (168,722,222)    43,050,882

NET ASSETS

 BEGINNING OF PERIOD                                                                        693,542,120      650,491,238

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $1,119,377
AND $1,677, RESPECTIVELY)                                                                 $ 524,819,898    $ 693,542,120



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   NINE MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,            OCTOBER 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997                1996 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 26.16       $ 25.11       $ 23.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)         (.05)         0.00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.98)        2.81          1.46

 TOTAL FROM INVESTMENT OPERATIONS                                    (2.01)        2.76          1.46

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.10)         -

 IN EXCESS OF NET INVESTMENT INCOME                                  -             (.04)         -

 FROM NET REALIZED GAIN                                              (3.96)        (1.57)        -

 TOTAL DISTRIBUTIONS                                                 (3.96)        (1.71)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -             -             -

NET ASSET VALUE, END OF PERIOD                                      $ 20.19       $ 26.16       $ 25.11

TOTAL RETURN B, C                                                    (8.98)%       11.45%        6.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,394       $ 6,372       $ 1,609

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.37% A       1.71% A, F    1.66% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.33% A, G    1.68% A, G    1.58% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.24)% A      (.28)% A      (.01)% A

PORTFOLIO TURNOVER                                                   89% A         116% A        137%

AVERAGE COMMISSION RATE H                                           $ .0142       $ .0286       $ .0337


A ANNUALIZED B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO OCTOBER 31, 1996. F FMR
AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T

      SIX MONTHS ENDED   NINE MONTHS ENDED   YEARS ENDED OCTOBER 31,
      JANUARY 31, 1998   JULY 31,



SELECTED PER-SHARE DATA   (UNAUDITED)   1997   1996   1995   1994   1993   1992



NET ASSET VALUE, BEGINNING OF PERIOD         $ 26.34       $ 25.12       $ 19.25     $ 17.56     $ 17.59     $ 13.88    $
14.11

INCOME FROM INVESTMENT OPERATIONS


 NET INVESTMENT INCOME (LOSS)                 (.03) D       (.02) D       .00 D       (.05) D     (.11) D     .22
(.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)      (2.01)        2.83          6.56        2.00        .76         4.91       .79


 TOTAL FROM INVESTMENT OPERATIONS             (2.04)        2.81          6.56        1.95        .65         5.13       .69


LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                   -             (.01)         -           -           -           -          -


 IN EXCESS OF NET INVESTMENT INCOME           -             (.01)         -           -           -           -          -


 FROM NET REALIZED GAIN                       (3.92)        (1.57)        (.69)       (.26)       (.68)       (1.42)
(.92)

 TOTAL DISTRIBUTIONS                          (3.92)        (1.59)        (.69)       (.26)       (.68)       (1.42)
(.92)

 REDEMPTION FEES ADDED TO PAID IN CAPITAL     -             -             -           -           -           -          -


NET ASSET VALUE, END OF PERIOD               $ 20.38       $ 26.34       $ 25.12     $ 19.25     $ 17.56     $ 17.59    $
13.88

TOTAL RETURN B, C                             (9.03)%       11.62%        35.01%      11.40%      3.97%       41.05%
5.97%

RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)      $ 461,640     $ 618,083     $ 602,915   $ 272,979   $ 199,361   $ 40,309   $
7,087

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.43% A       1.47% A       1.59%       1.86% E     2.10%       2.63%
3.27% H

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.40% A, F    1.44% A, F    1.56% F     1.84% F     2.07% F     2.62%
3.27%
AFTER EXPENSE REDUCTIONS


RATIO OF NET INVESTMENT INCOME (LOSS) TO      (.30)% A      (.12)% A      .00%        (.30)%      (.67)%      (1.18)%
(1.22)%
AVERAGE NET ASSETS


PORTFOLIO TURNOVER                            89% A         116% A        137%        161%        125%        208%
248%

AVERAGE COMMISSION RATE G                    $ .0142       $ .0286       $ .0337




A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT

BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL

STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS)

PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE

PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.

WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR

OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR

REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL

STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS

REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH

COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND

DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND

COMMISSION RATE STRUCTURES MAY DIFFER. H LIMITED IN ACCORDANCE WITH A STATE EXPENSE

LIMITATION.



FINANCIAL HIGHLIGHTS - CLASS B

                          SIX MONTHS ENDED   NINE MONTHS ENDED   YEARS ENDED OCTOBER 31,
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997                1996                      1995 E



NET ASSET VALUE, BEGINNING OF PERIOD                                $ 25.99       $ 24.88       $ 19.23    $ 18.87

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.10)         (.12)         (.15)      (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.97)        2.80          6.49       .39

 TOTAL FROM INVESTMENT OPERATIONS                                    (2.07)        2.68          6.34       .36

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (3.81)        (1.57)        (.69)      -

 REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -             -             -          -

NET ASSET VALUE, END OF PERIOD                                      $ 20.11       $ 25.99       $ 24.88    $ 19.23

TOTAL RETURN B, C                                                    (9.25)%       11.19%        33.87%     1.91%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 51,712      $ 59,044      $ 36,106   $ 2,508

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.98% A       2.04% A       2.28%      2.23% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.94% A, G    2.02% A, G    2.24% G    2.21% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.85)% A      (.67)% A      (.68)%     (.67)% A

PORTFOLIO TURNOVER                                                   89% A         116% A        137%       161%

AVERAGE COMMISSION RATE H                                           $ .0142       $ .0286       $ .0337



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER
31, 1995. F FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998 E

SELECTED PER-SHARE DATA   (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 24.39

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (2.77)

 TOTAL FROM INVESTMENT OPERATIONS                                    (2.83)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (1.22)

 REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -

NET ASSET VALUE, END OF PERIOD                                      $ 20.34

TOTAL RETURN B, C                                                    (11.73)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 738

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.24% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.21% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.35)% A

PORTFOLIO TURNOVER                                                   89% A

AVERAGE COMMISSION RATE H                                           $ .0142

A ANNUALIZED B THE TOTAL
RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF
CLASS C SHARES) TO JANUARY 31,
1998. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                          SIX MONTHS ENDED   NINE MONTHS ENDED   YEARS ENDED OCTOBER 31,
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997                1996                      1995 E



NET ASSET VALUE, BEGINNING OF PERIOD                                $ 26.42      $ 25.17       $ 19.27    $ 18.87

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .03          .04           .04        (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (2.01)       2.85          6.55       .41

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.98)       2.89          6.59       .40

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -            (.05)         -          -

 IN EXCESS OF NET INVESTMENT INCOME                                  (.09)        (.02)         -          -

 FROM NET REALIZED GAIN                                              (3.97)       (1.57)        (.69)      -

 TOTAL DISTRIBUTIONS                                                 (4.06)       (1.64)        (.69)      -

 REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -            -             -          -

NET ASSET VALUE, END OF PERIOD                                      $ 20.38      $ 26.42       $ 25.17    $ 19.27

TOTAL RETURN B, C                                                    (8.97)%      11.95%        35.13%     2.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 4,336      $ 10,042      $ 9,860    $ 718

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .90% A       1.08% A       1.44%      1.68% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .86% A, G    1.06% A, G    1.39% G    1.66% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          .28% A       .24% A        .17%       (.13)% A

PORTFOLIO TURNOVER                                                   89% A        116% A        137%       161%

AVERAGE COMMISSION RATE H                                           $ .0142      $ .0286       $ .0337



A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31,
1995. F FMR AGREED TO REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $268,695,205 and $375,192,301, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 8,338       $ 8,338

CLASS T     1,432,628     1,432,628

CLASS B     290,460       72,616

CLASS C     837           -

           $ 1,732,263   $ 1,513,582

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 4,004

CLASS T    $ 60,472

CLASS B    $ 15,600

CLASS C    $ 1,526

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 39,368    $ 29,191

CLASS T     179,624     124,785

CLASS B     112,759     0 *

CLASS C     0           0*

           $ 331,751   $ 153,976

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 10,712    .32 *

CLASS T                 FIIOC **    668,194    .24 *

CLASS B                 FIIOC **    78,659     .27 *

CLASS C                 FIIOC **    276        .28 *

INSTITUTIONAL CLASS     FIIOC **    6,642      .17 *

                                   $ 764,483

* ANNUALIZED.
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $60,394 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 2,672

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $103,401 under this arrangement.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class C. For the period the reimbursement reduced these expenses by $253.
In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,026 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
      SIX MONTHS    NINE MONTHS
       ENDED         ENDED
      JANUARY 31,   JULY 31,

      1998 A        1997

CLASS A

FROM NET INVESTMENT INCOME            $ -             $ 13,382

FROM NET REALIZED GAIN                 1,048,812       150,076

TOTAL                                 $ 1,048,812     $ 163,458

CLASS T

FROM NET INVESTMENT INCOME            $ -             $ 488,121

FROM NET REALIZED GAIN                 90,875,603      38,300,093

TOTAL                                 $ 90,875,603    $ 38,788,214

CLASS B

FROM NET REALIZED GAIN                $ 8,917,590     $ 2,464,412

CLASS C

FROM NET REALIZED GAIN                $ 16,549        $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME            $ -             $ 31,540

IN EXCESS OF NET INVESTMENT INCOME     30,726          -

FROM NET REALIZED GAIN                 1,438,147       711,098

TOTAL                                 $ 1,468,873     $ 742,638

                                      $ 102,327,427   $ 42,158,722

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                      DOLLARS

      SIX MONTHS    NINE MONTHS   SIX MONTHS    NINE MONTHS
       ENDED         ENDED         ENDED         ENDED
      JANUARY 31,   JULY 31,      JANUARY 31,   JULY 31,

      1998 A        1997          1998 A        1997




CLASS A                           90,776         209,436       $ 2,149,446      $ 5,153,545
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     43,804         6,590          998,062          161,464

SHARES REDEEMED                   (61,484)       (36,492)       (1,422,035)      (892,062)

NET INCREASE (DECREASE)           73,096         179,534       $ 1,725,473      $ 4,422,947

CLASS T                           1,572,399      7,500,800     $ 37,361,018     $ 184,421,132
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,685,456      1,447,428      85,183,913       35,664,618

SHARES REDEEMED                   (6,071,121)    (9,481,432)    (136,799,443)    (231,213,235)

NET INCREASE (DECREASE)           (813,266)      (533,204)     $ (14,254,512)   $ (11,127,485)

CLASS B                           380,321        1,183,380     $ 8,806,265      $ 28,872,353
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     333,524        96,152         7,596,629        2,345,122

SHARES REDEEMED                   (414,874)      (458,573)      (9,159,727)      (10,907,231)

NET INCREASE (DECREASE)           298,971        820,959       $ 7,243,167      $ 20,310,244

CLASS C                           35,500         -             $ 763,808        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     788            -              16,454           -

NET INCREASE (DECREASE)           36,288         -             $ 780,262        $ -

INSTITUTIONAL CLASS               65,976         342,819       $ 1,545,784      $ 8,550,867
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     60,810         29,515         1,415,854        727,819

SHARES REDEEMED                   (294,145)      (384,020)      (6,747,087)      (9,399,190)

NET INCREASE (DECREASE)           (167,359)      (11,686)      $ (3,785,449)    $ (120,504)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 3,421

CLASS T                 19,865

CLASS B                 2,514

CLASS C                 3,215

INSTITUTIONAL CLASS     2,060

                       $ 31,075

ADVISOR TECHNOLOGY FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                    PAST 6    PAST 1   LIFE OF
JANUARY 31, 1998                 MONTHS    YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL A   -9.39%    4.80%    45.54%

FIDELITY ADV TECHNOLOGY - CL A   -14.60%   -1.23%   37.17%
(INCL. 5.75% SALES CHARGE)

S&P 500                          3.56%     26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
JANUARY 31, 1998                       YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL A         4.80%    30.47%

FIDELITY ADV TECHNOLOGY - CL A         -1.23%   25.11%
(INCL. 5.75% SALES CHARGE)

S&P 500                                26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 110332 S00000000000001
             FA Technology -CL A         S&P 500
             00187                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30      10480.60                    10516.69
  1996/10/31      10584.28                    10806.74
  1996/11/30      12007.45                    11623.62
  1996/12/31      11770.98                    11393.36
  1997/01/31      13089.41                    12105.21
  1997/02/28      12178.84                    12200.12
  1997/03/31      11448.49                    11698.81
  1997/04/30      12121.93                    12397.23
  1997/05/31      13487.78                    13151.98
  1997/06/30      13620.57                    13741.19
  1997/07/31      15138.19                    14834.57
  1997/08/31      15583.99                    14003.54
  1997/09/30      16235.26                    14770.51
  1997/10/31      13883.05                    14277.18
  1997/11/30      13682.86                    14938.07
  1997/12/31      12996.44                    15194.56
  1998/01/30      13717.28                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 110334 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $13,717 - a 37.17% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                  % OF FUND'S
                                  INVESTMENTS

MICROSOFT CORP.                   10.8

LINEAR TECHNOLOGY CORP.           4.6

SOLECTRON CORP.                   4.6

DELL COMPUTER CORP.               4.2

SCI SYSTEMS, INC.                 3.9

MICRON TECHNOLOGY, INC.           3.8

MAXIM INTEGRATED PRODUCTS, INC.   3.3

MERCK & CO., INC.                 2.9

MCI COMMUNICATIONS CORP.          2.5

HBO & CO.                         2.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
 SEMICONDUCTORS 20.9%
 PREPACKAGED COMPUTER
 SOFTWARE 17.4%
 COMPUTER PERIPHERALS 7.0%
 MINI & MICRO COMPUTERS 5.4%
 COMPUTER SERVICES 4.8%
 ALL OTHERS 44.5%
ROW: 1, COL: 1, VALUE: 45.5
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.4
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 20.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED                    PAST 6    PAST 1   LIFE OF
JANUARY 31, 1998                 MONTHS    YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL T   -9.55%    4.51%    44.82%

FIDELITY ADV TECHNOLOGY - CL T   -12.72%   0.85%    39.75%
(INCL. 3.50% SALES CHARGE)

S&P 500                          3.56%     26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
JANUARY 31, 1998                       YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL T         4.51%    30.01%

FIDELITY ADV TECHNOLOGY - CL T         0.85%    26.77%
(INCL. 3.50% SALES CHARGE)

S&P 500                                26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 110504 S00000000000001
             FA Technology -CL T         S&P 500
             00192                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10721.15                    10516.69
  1996/10/31      10817.65                    10806.74
  1996/11/30      12274.80                    11623.62
  1996/12/31      12022.98                    11393.36
  1997/01/31      13372.89                    12105.21
  1997/02/28      12440.58                    12200.12
  1997/03/31      11683.07                    11698.81
  1997/04/30      12372.59                    12397.23
  1997/05/31      13771.07                    13151.98
  1997/06/30      13897.32                    13741.19
  1997/07/31      15451.17                    14834.57
  1997/08/31      15907.62                    14003.54
  1997/09/30      16564.69                    14770.51
  1997/10/31      14167.57                    14277.18
  1997/11/30      13962.69                    14938.07
  1997/12/31      13249.04                    15194.56
  1998/01/30      13975.46                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 110507 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $13,975 - a 39.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                  % OF FUND'S
                                  INVESTMENTS

MICROSOFT CORP.                   10.8

LINEAR TECHNOLOGY CORP.           4.6

SOLECTRON CORP.                   4.6

DELL COMPUTER CORP.               4.2

SCI SYSTEMS, INC.                 3.9

MICRON TECHNOLOGY, INC.           3.8

MAXIM INTEGRATED PRODUCTS, INC.   3.3

MERCK & CO., INC.                 2.9

MCI COMMUNICATIONS CORP.          2.5

HBO & CO.                         2.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
 SEMICONDUCTORS 20.9%
 PREPACKAGED COMPUTER
 SOFTWARE 17.4%
 COMPUTER PERIPHERALS 7.0%
 MINI & MICRO COMPUTERS 5.4%
 COMPUTER SERVICES 4.8%
 ALL OTHERS 44.5%
ROW: 1, COL: 1, VALUE: 45.5
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.4
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 20.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4% respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                    PAST 6    PAST 1   LIFE OF
JANUARY 31, 1998                 MONTHS    YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL B   -9.82%    4.00%    44.12%

FIDELITY ADV TECHNOLOGY - CL B   -13.85%   -0.65%   40.12%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          3.56%     26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
JANUARY 31, 1998                       YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL B         4.00%    29.57%

FIDELITY ADV TECHNOLOGY - CL B         -0.65%   27.01%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                                26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 164231 S00000000000001
             FA Technology -CL B         S&P 500
             00197                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      11110.00                    10516.69
  1996/10/31      11210.00                    10806.74
  1996/11/30      12720.00                    11623.62
  1996/12/31      12459.04                    11393.36
  1997/01/31      13857.92                    12105.21
  1997/02/28      12891.79                    12200.12
  1997/03/31      12116.87                    11698.81
  1997/04/30      12821.34                    12397.23
  1997/05/31      14260.47                    13151.98
  1997/06/30      14391.30                    13741.19
  1997/07/31      15981.39                    14834.57
  1997/08/31      16454.39                    14003.54
  1997/09/30      17124.90                    14770.51
  1997/10/31      14635.94                    14277.18
  1997/11/30      14412.57                    14938.07
  1997/12/31      13670.35                    15194.56
  1998/01/30      14012.00                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980226 164232 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,012 - a 40.12% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                  % OF FUND'S
                                  INVESTMENTS

MICROSOFT CORP.                   10.8

LINEAR TECHNOLOGY CORP.           4.6

SOLECTRON CORP.                   4.6

DELL COMPUTER CORP.               4.2

SCI SYSTEMS, INC.                 3.9

MICRON TECHNOLOGY, INC.           3.8

MAXIM INTEGRATED PRODUCTS, INC.   3.3

MERCK & CO., INC.                 2.9

MCI COMMUNICATIONS CORP.          2.5

HBO & CO.                         2.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
 SEMICONDUCTORS 20.9%
 PREPACKAGED COMPUTER
 SOFTWARE 17.4%
 COMPUTER PERIPHERALS 7.0%
 MINI & MICRO COMPUTERS 5.4%
 COMPUTER SERVICES 4.8%
 ALL OTHERS 44.5%
ROW: 1, COL: 1, VALUE: 45.5
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.4
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 20.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6    PAST 1   LIFE OF
JANUARY 31, 1998                  MONTHS    YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL C    -9.85%    3.96%    44.06%

FIDELITY ADV TECHNOLOGY - CL C    -10.71%   2.98%    44.06%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           3.56%     26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1   LIFE OF
JANUARY 31, 1998                           YEAR     FUND

FIDELITY ADV TECHNOLOGY - CL C             3.96%    29.53%

FIDELITY ADV TECHNOLOGY - CL C             2.98%    29.53%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 110408 S00000000000001
             FA Technology -CL C         S&P 500
             00476                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      11110.00                    10516.69
  1996/10/31      11210.00                    10806.74
  1996/11/30      12720.00                    11623.62
  1996/12/31      12459.05                    11393.36
  1997/01/31      13857.92                    12105.21
  1997/02/28      12891.79                    12200.12
  1997/03/31      12116.88                    11698.81
  1997/04/30      12821.34                    12397.23
  1997/05/31      14260.47                    13151.98
  1997/06/30      14391.30                    13741.19
  1997/07/31      15981.39                    14834.57
  1997/08/31      16454.39                    14003.54
  1997/09/30      17124.90                    14770.51
  1997/10/31      14635.95                    14277.18
  1997/11/30      14426.16                    14938.07
  1997/12/31      13677.73                    15194.56
  1998/01/30      14406.46                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 110410 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,406 - a 44.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                  % OF FUND'S
                                  INVESTMENTS

MICROSOFT CORP.                   10.8

LINEAR TECHNOLOGY CORP.           4.6

SOLECTRON CORP.                   4.6

DELL COMPUTER CORP.               4.2

SCI SYSTEMS, INC.                 3.9

MICRON TECHNOLOGY, INC.           3.8

MAXIM INTEGRATED PRODUCTS, INC.   3.3

MERCK & CO., INC.                 2.9

MCI COMMUNICATIONS CORP.          2.5

HBO & CO.                         2.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
 SEMICONDUCTORS 20.9%
 PREPACKAGED COMPUTER
 SOFTWARE 17.4%
 COMPUTER PERIPHERALS 7.0%
 MINI & MICRO COMPUTERS 5.4%
 COMPUTER SERVICES 4.8%
 ALL OTHERS 44.5%
ROW: 1, COL: 1, VALUE: 45.5
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.4
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 20.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Adam Hetnarski, Portfolio Manager of Fidelity Advisor Technology Fund
Q. HOW DID THE FUND PERFORM, ADAM?
A. For the six months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned -9.39%, -9.55%, -9.82% and -9.85%, respectively. During the same period, the Standard & Poor's 500 Index returned 3.56%. For the 12 months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 4.80%, 4.51%, 4.00% and 3.96%, respectively. The S&P 500 returned 26.91% during the 12-month period.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500?
A. I became bearish - or somewhat pessimistic - about the steady-growing, larger-capitalization technology stocks toward the end of July. I felt their multiples - or price-to-earnings ratios (P/Es) - could not expand much further, especially after several companies began to report disappointing earnings but their multiples weren't reduced. This thought process led me to purchase shares of higher growth companies - stocks of companies that have shown or are expected to show rapid earnings and revenue growth. By late October, financial turmoil in Southeast Asia and falling semiconductor prices forced the multiples of many technology stocks to contract rapidly. Unfortunately, the growth stocks were the hardest hit.
Q. LOOKING MORE CLOSELY, WHICH INDIVIDUAL HOLDINGS DETRACTED FROM THE FUND'S RETURN?
A. MicroProse, a software game company, was scheduled to merge with GT Interactive Software, but the merger fell through - sending MicroProse shares tumbling. On top of that, the company "took its eye off of the ball" during merger negotiations and, subsequently, its earnings numbers came in far below expectations. Altera, which was hurt by a slowdown in the semiconductor market, was another detractor. Finally, the fund lost out by not owning Cisco Systems, a large computer networking company, during the period. I felt that Cisco's products were becoming commodities and that its stock would be penalized as a result. That didn't happen. In fact, the company strengthened its market position and even expanded into the emerging market for voice-over-Internet transmission by making an acquisition at the end of the period.
Q. ON THE POSITIVE SIDE, WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. Yahoo, an Internet services company, historically has enjoyed a seasonal boost in the fourth quarter, and that was the case this year as well. More businesses advertise on the Internet during the Christmas quarter and Yahoo derives all of its revenues from advertising. HBO & Co. was another contributor to performance. The company dominated its competitors by increasing sales of software and services to health care providers.
Q. MICROSOFT REPRESENTED ABOUT 11% OF THE FUND AT THE END OF PERIOD. WHAT DID YOU FIND ATTRACTIVE ABOUT THIS STOCK AND DID IT CONTRIBUTE TO PERFORMANCE?
A. Holding Microsoft during the period didn't help performance, but it didn't hurt either. However, there is something to be said for a stock that remained fairly steady during the volatile environment for technology stocks we saw in the fourth quarter of 1997. I found the stock attractive because it plans to introduce two new operating systems in late 1998 or early 1999 - Windows 98 and NT 5.0. I felt the impending upgrade cycle at corporations boded well for future profits.
Q. APPLIED MATERIALS AND COMPAQ COMPUTER MADE UP ABOUT 17% OF THE PORTFOLIO AT THE END OF JULY. WHY DID YOU DRAMATICALLY REDUCE THOSE POSITIONS?
A. I decreased the fund's holdings in Applied Materials when memory chip prices started to fall. I believed that there were going to be capacity problems for memory providers. As for Compaq, I reduced the position when the company reported slower-than-expected PC unit sales growth. In addition, Compaq announced a $9.6-billion deal to acquire Digital Equipment at the end of January, and I feel that big mergers in the technology industry generally don't work.
Q. WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY MARKET?
A. I expect more bad news as a result of the fallout in Asia - meaning U.S. technology exports may fall as Asian goods become cheaper. I also anticipate more earnings disappointments, which should continue to eat away at the multiples of many technology stocks. I believe that 1999 may be a better year, with the rollout of Microsoft's new operating systems. These new product introductions should drive the requirement for more powerful PCs and expanded bandwidth in the corporate environment.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$106 million
MANAGER: Adam Hetnarski, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR TECHNOLOGY FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AIRCRAFT - 1.0%
Gulfstream Aerospace Corp. (a)  30,000 $ 1,021,866
AIR TRANSPORTATION - 1.1%
AIR TRANSPORT, MAJOR NATIONAL - 1.1%
Alaska Air Group, Inc. (a)   6,300  305,944
Southwest Airlines Co.   33,600  875,700
  1,181,644
APPLIANCE STORES - 0.4%
ELECTRIC APPLIANCES - WHOLESALE - 0.4%
Cellstar Corp. (a)  22,000  437,250
COMMUNICATIONS EQUIPMENT - 7.5%
DATACOMMUNICATIONS EQUIPMENT - 4.1%
Cabletron Systems, Inc. (a)  28,900  417,244
Cisco Systems, Inc. (a)  18,750  1,182,422
IFR Systems, Inc.   21,100  340,238
Level One Communications, Inc.   8,800  339,900
3Com Corp. (a)   66,000  2,182,125
  4,461,929
TELEPHONE EQUIPMENT - 3.4%
Ascend Communications, Inc. (a)  40,600  1,200,238
DSC Communications Corp. (a)  9,300  186,000
DSP Communications, Inc. (a)  66,600  949,050
Nokia Corp. AB sponsored ADR  17,100  1,299,600
  3,634,888
TOTAL COMMUNICATIONS EQUIPMENT   8,096,817
COMPUTER SERVICES & SOFTWARE - 23.7%
COMPUTER SERVICES - 4.8%
Electronic Data Systems Corp.  19,000  790,875
Excite, Inc. (a)  5,800  247,950
HBO & Co.   50,900  2,662,706
Lycos, Inc.   1,500  57,281
PsiNet, Inc.   53,700  399,394
Yahoo, Inc. (a)  15,500  982,313
  5,140,519
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.1%
Saville Systems Ireland PLC
 sponsored ADR  2,100  85,575
Verisign, Inc.   100  1,400
  86,975
CAD/CAM/CAE - 0.9%
Parametric Technology Corp.   1,600  81,200
Synopsys, Inc.   28,968  896,198
  977,398
DATA PROCESSING - 0.2%
First Data Corp.   7,200  220,500
ELECTRONIC INFORMATION RETRIEVAL - 0.3%
E Trade Group, Inc. (a)  14,100  307,556
PREPACKAGED COMPUTER SOFTWARE - 17.4%
Autodesk, Inc.   5,200  200,850
Advant Corp. (a)  11,000  169,125
BMC Software, Inc. (a)  10,900  738,475
Cadence Design Systems, Inc. (a)  20,600  576,800
Computer Associates International, Inc.   1,300  69,144
Compuware Corp. (a)  18,500  721,500
Electronic Arts, Inc. (a)  21,807  783,689
Industrial-Matematik International Corp.   4,600  120,750

 SHARES VALUE (NOTE 1)
i2 Technologies, Inc.   5,000 $ 268,125
Manugistics Group, Inc.   8,100  327,038
Microsoft Corp.   77,800  11,606,788
MicroProse, Inc.  195,100  378,006
Netscape Communications Corp.   7,800  125,288
PeopleSoft, Inc.   36,400  1,274,000
Platinum Technology, Inc.   17,200  481,600
Siebel Systems, Inc.   14,100  694,425
Systems Software Associates, Inc.   28,300  215,788
  18,751,391
TOTAL COMPUTER SERVICES & SOFTWARE   25,484,339
COMPUTERS & OFFICE EQUIPMENT - 17.2%
COMPUTER PERIPHERALS - 7.0%
Creative Technology Ltd. (a)  20,300  386,969
EMC Corp. (a)  48,600  1,582,538
Fore Systems, Inc. (a)  81,700  1,205,075
Madge NV  8,100  40,247
SCI Systems, Inc.   96,400  4,193,400
Western Digital Corp. (a)  4,500  84,094
  7,492,323
COMPUTER STORAGE DEVICES - 2.8%
Quantum Corp.   60,300  1,469,813
SanDisk Corp.   4,600  92,000
Seagate Technology  64,400  1,493,275
  3,055,088
COMPUTERS & OFFICE EQUIPMENT - 1.5%
Hewlett-Packard Co.   13,300  798,000
International Business Machines Corp.  7,900  779,631
  1,577,631
ELECTRONIC COMPUTERS - 0.2%
Gateway 2000, Inc.   1,600  60,300
Micron Electronics, Inc.   12,500  145,313
  205,613
GRAPHICS WORKSTATIONS - 0.1%
Silicon Graphics, Inc.   3,900  60,450
Sun Microsystems, Inc.   1,600  76,700
  137,150
MINI & MICRO COMPUTERS - 5.4%
Compaq Computer Corp.   46,000  1,382,875
Dell Computer Corp. (a)  45,000  4,474,688
  5,857,563
OFFICE AUTOMATION - 0.2%
Nam Tai Electronics, Inc.   14,200  222,763
TOTAL COMPUTERS & OFFICE EQUIPMENT   18,548,131
CONSUMER DURABLES - 0.0%
GLASS, PRESSED OR BLOWN - 0.0%
Dupont Photomasks, Inc. (a)  600  17,550
DRUGS & PHARMACEUTICALS - 4.5%
BIOTECHNOLOGY - 0.0%
COR Therapeutics, Inc.   500  4,844
DRUGS - 4.5%
Barr Laboratories, Inc. (a)  27,650  926,275
Bristol-Myers Squibb Co.   2,900  289,094
Merck & Co., Inc.   26,400  3,095,400
Schering-Plough Corp.   7,500  542,813
  4,853,582
TOTAL DRUGS & PHARMACEUTICALS   4,858,426
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 1.6%
TV & RADIO COMMUNICATION EQUIPMENT - 1.6%
Loral Space & Communications Ltd.   75,500 $ 1,665,719
ELECTRONIC INSTRUMENTS - 2.7%
ELECTRONIC EQUIPMENT - 1.3%
ORBIT/FR, Inc.   9,300  151,125
Sawtek, Inc.   4,700  122,494
Teradyne, Inc.   28,800  1,137,600
  1,411,219
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 1.4%
Applied Materials, Inc. (a)  800  26,250
KLA-Tencor Corp.   24,500  918,750
Lam Research Corp.   25,337  578,000
Novellus Systems, Inc.   500  18,031
  1,541,031
TOTAL ELECTRONIC INSTRUMENTS   2,952,250
ELECTRONICS - 26.8%
CONNECTORS - 0.3%
AMP, Inc.   9,500  380,000
ELECTRONIC CAPACITORS - 0.4%
Maxwell Technologies, Inc.   15,000  435,000
ELECTRONIC COMPONENTS & ACCESSORIES - 0.0%
International Manufacturing Services,
 Inc. Class A  100  788
ELECTRONICS & ELECTRONIC COMPONENTS - 4.6%
Solectron Corp.   113,600  4,913,200
PRINTED CIRCUIT BOARDS - 0.6%
DII Group, Inc. (a)  22,200  627,150
SEMICONDUCTORS - 20.9%
Altera Corp. (a)   48,900  1,674,825
Applied Micro Circuits Corp.   3,600  68,850
Cypress Semiconductor Corp. (a)  12,400  122,450
Integrated Circuit Systems, Inc.   6,800  175,950
Integrated Device Technology, Inc.   19,700  267,181
Intel Corp.   14,700  1,190,700
International Rectifier Corp.   18,900  216,169
Lattice Semiconductor Corp.   8,600  396,675
Linear Technology Corp.   74,300  4,922,375
Maxim Integrated Products, Inc.   102,100  3,535,213
Micrel, Inc.   33,600  1,016,400
Microchip Technology, Inc.   13,100  302,528
Micron Technology, Inc.   118,100  4,089,213
Motorola, Inc.   25,100  1,491,881
Texas Instruments, Inc.   27,000  1,474,875
3D Labs, Inc. Ltd. (a)   12,000  352,500
Vitesse Semiconductor Corp.   28,700  1,246,656
  22,544,441
TOTAL ELECTRONICS   28,900,579
FOODS - 0.0%
COOKIES & CRACKERS - 0.0%
Keebler Foods Co.   100  2,750
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ACCESSORIES & MEASURING CUTTING TOOLS - 0.1%
Stanley Works  1,800  79,650
GENERAL INDUSTRIAL MACHINERY - 1.4%
Manitowoc Co., Inc.   13,100  445,400
Tyco International Ltd.  24,188  1,073,343
  1,518,743

 SHARES VALUE (NOTE 1)
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.2%
ASM Lithography Holding NV (a)  3,000 $ 208,500
PRI Automation, Inc.   2,100  57,750
  266,250
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,864,643
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
MEDICAL TECHNOLOGY - 0.3%
Medtronic, Inc.   6,300  321,694
METALS & MINING - 0.7%
NONFERROUS WIRE - 0.7%
AFC Cable Systems, Inc. (a)  25,000  712,500
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
BUILDING MATERIALS - RETAIL - 0.4%
Home Depot, Inc.   7,300  440,281
SERVICES - 0.3%
MANAGEMENT CONSULTING SERVICES - 0.1%
Hagler Bailly, Inc.   6,600  151,800
PERSONNEL SUPPLY SERVICES - 0.2%
Computer Horizons Corp. (a)  5,100  213,403
TOTAL SERVICES   365,203
TELEPHONE SERVICES - 2.5%
MCI Communications Corp.   58,100  2,698,019
TOTAL COMMON STOCKS
 (Cost $94,715,440)   99,569,661
CONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
ELECTRONIC INSTRUMENTS - 0.3%
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 0.3%
Lam Research Corp.
 5%, 9/1/02 (d)
 (Cost $375,300) B $ 360,000  293,400
CASH EQUIVALENTS - 7.3%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $7,914,863)  7,914,863  7,914,863
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $103,005,603)  $ 107,777,924
LEGEND
1.Non-income producing
2.At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. 3.Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4.Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $293,400 or 0.3% of net assets.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $103,006,949. Net unrealized appreciation aggregated $4,770,975, of which $9,103,261 related to appreciated investment securities and $4,332,286 related to depreciated investment securities.
ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
107,777,924
(COST $103,005,603) - SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD
4,298,656

RECEIVABLE FOR FUND SHARES SOLD
692,667

DIVIDENDS RECEIVABLE                                                                                                  14,773


INTEREST RECEIVABLE                                                                                                   45,747


REDEMPTION FEES RECEIVABLE                                                                                            104


OTHER RECEIVABLES                                                                                                     331


PREPAID EXPENSES                                                                                                      11,106


 TOTAL ASSETS
112,841,308

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 6,214,745


PAYABLE FOR FUND SHARES REDEEMED                                                                        219,800


ACCRUED MANAGEMENT FEE                                                                                  48,338


DISTRIBUTION FEES PAYABLE                                                                               43,950


OTHER PAYABLES AND                                                                                      68,124

ACCRUED EXPENSES


 TOTAL LIABILITIES
6,594,957

NET ASSETS                                                                                                           $
106,246,351

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
112,599,182

ACCUMULATED NET INVESTMENT
(441,903)
INCOME (LOSS)


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
(10,683,206)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
4,772,278
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
106,246,351


CALCULATION OF MAXIMUM                                $12.94
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($13,266,370 (DIVIDED BY)
  1,025,390 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.73
 (100/94.25 OF $12.94)

 CLASS T:                                             $12.89
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($71,613,343 (DIVIDED BY)
  5,557,126 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.36
 (100/96.50 OF $12.89)

 CLASS B:                                             $12.82
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($16,126,903 (DIVIDED BY)
  1,258,085 SHARES)  A

 CLASS C:                                             $12.85
 NET ASSET VALUE AND OFFERING
  PRICE PER SHARE ($1,408,882 (DIVIDED BY)
  109,622 SHARES)  A

 INSTITUTIONAL CLASS:                                 $12.93
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($3,830,853 (DIVIDED BY)
  296,192 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                                 $ 62,930
DIVIDENDS

INTEREST                                                                           285,525

 TOTAL INCOME                                                                      348,455

EXPENSES

MANAGEMENT FEE                                                     $ 276,805

TRANSFER AGENT FEES                                                 132,650

DISTRIBUTION FEES                                                   241,382

ACCOUNTING FEES AND EXPENSES                                        33,347

NON-INTERESTED TRUSTEES' COMPENSATION                               155

CUSTODIAN FEES AND EXPENSES                                         22,103

REGISTRATION FEES                                                   66,963

AUDIT                                                               16,732

LEGAL                                                               1,540

REPORTS TO SHAREHOLDERS                                             27,153

MISCELLANEOUS                                                       562

 TOTAL EXPENSES BEFORE REDUCTIONS                                   819,392

 EXPENSE REDUCTIONS                                                 (29,034)       790,358

NET INVESTMENT INCOME (LOSS)                                                       (441,903)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              (5,157,063)

 FOREIGN CURRENCY TRANSACTIONS                                      263            (5,156,800)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (4,851,487)

 ASSETS AND LIABILITIES IN                                          (5)            (4,851,492)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                    (10,008,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (10,450,195)


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                     $ (441,903)     $ (264,379)

NET INVESTMENT INCOME (LOSS)


 NET REALIZED GAIN (LOSS)                                                                       (5,156,800)     4,756,140


 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                           (4,851,492)     9,623,770


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (10,450,195)    14,115,531


DISTRIBUTIONS TO SHAREHOLDERS


 FROM NET REALIZED GAIN                                                                         (4,185,800)     (119,780)


 IN EXCESS OF NET REALIZED GAIN                                                                 (5,526,406)     -


 TOTAL DISTRIBUTIONS                                                                            (9,712,206)     (119,780)


SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                    52,729,915      59,627,327


REDEMPTION FEES                                                                                 40,162          15,597


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       32,607,676      73,638,675


NET ASSETS


 BEGINNING OF PERIOD                                                                            73,638,675      -


 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $441,903 AND $0, RESPECTIVELY)    $ 106,246,351   $ 73,638,675




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.96       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.05)         (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.39)        6.13

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.44)        6.03

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.69)         (.08)

 IN EXCESS OF NET REALIZED GAIN                                      (.90)         -

 TOTAL DISTRIBUTIONS                                                 (1.59)        (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.94       $ 15.96

TOTAL RETURN B, C                                                    (9.39)%       60.62%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 13,266      $ 7,313

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.52% A       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.46% A, G    1.70% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.71)% A      (.79)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE H                                           $ .0419       $ .0415


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
CLASS A SHARES) TO
JULY 31, 1997. F FMR
AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND
HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.91       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.06)         (.11)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.40)        6.09

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.46)        5.98

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.68)         (.08)

 IN EXCESS OF NET REALIZED GAIN                                      (.89)         -

 TOTAL DISTRIBUTIONS                                                 (1.57)        (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.89       $ 15.91

TOTAL RETURN B, C                                                    (9.55)%       60.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 71,613      $ 57,624

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.69% A       1.92% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.63% A, F    1.87% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.89)% A      (.93)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE G                                           $ .0419       $ .0415


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS T SHARES) TO JULY 31,
1997. F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.88       $ 12.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.11)         (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.38)        3.08

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.49)        3.00

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.68)         -

 IN EXCESS OF NET REALIZED GAIN                                      (.90)         -

 TOTAL DISTRIBUTIONS                                                 (1.58)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.82       $ 15.88

TOTAL RETURN B, C                                                    (9.82)%       23.29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 16,127      $ 5,105

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.44% A       2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.38% A, G    2.45% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.61)% A     (1.41)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE H                                           $ .0419       $ .0415


A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO JULY 31,
1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998 E

SELECTED PER-SHARE DATA   (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.28

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.69)

 TOTAL FROM INVESTMENT OPERATIONS                                    (.74)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.30)

 IN EXCESS OF NET REALIZED GAIN                                      (.39)

 TOTAL DISTRIBUTIONS                                                 (.69)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 12.85

TOTAL RETURN B, C                                                    (4.75)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,409

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.43% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.65)% A

PORTFOLIO TURNOVER                                                   523% A

AVERAGE COMMISSION RATE H                                           $ .0419

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF CLASS C SHARES) TO JANUARY
31, 1998. F FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.98       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)         (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.41)        6.12

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.45)        6.06

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.69)         (.09)

 IN EXCESS OF NET REALIZED GAIN                                      (.92)         -

 TOTAL DISTRIBUTIONS                                                 (1.61)        (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.93       $ 15.98

TOTAL RETURN B, C                                                    (9.46)%       60.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,831       $ 3,598

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.34% A       1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.29% A, G    1.44% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.56)% A      (.50)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE H                                           $ .0419       $ .0415


A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. C THE
TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO
JULY 31, 1997. F FMR
AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND
HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $258,825,863 and $218,922,272, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 12,136    $ 12,136

CLASS T     169,507     169,507

CLASS B     58,347      14,587

CLASS C     1,392       0

           $ 241,382   $ 196,230

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 3,780

CLASS T    $ 6,609

CLASS B    $ 2,271

CLASS C    $ 1,682

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 97,440    $ 60,650

CLASS T     190,150     115,044

CLASS B     22,450      0 *

CLASS C     0           0 *

           $ 310,040   $ 175,694

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 14,080    .29*

CLASS T                 FIIOC **    94,270     .28*

CLASS B                 FIIOC **    20,246     .35*

CLASS C                 FIIOC **    427        .31*

INSTITUTIONAL CLASS     FIIOC **    3,627      .20*

                                   $ 132,650

* ANNUALIZED.
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $22,688 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 3,113

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $25,705 under this arrangement.
In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $216 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                  SIX MONTHS ENDED    YEAR ENDED
                                  JANUARY 31,         JULY 31,

                                  1998  A             1997 B

CLASS A

FROM NET REALIZED GAIN            $ 440,106           $ 16,754

IN EXCESS OF NET REALIZED GAIN     581,062             -

TOTAL                             $ 1,021,168         $ 16,754

CLASS T

FROM NET REALIZED GAIN            $ 3,046,936         $ 94,078

IN EXCESS OF NET REALIZED GAIN     4,022,792           -

TOTAL                             $ 7,069,728         $ 94,078

CLASS B

FROM NET REALIZED GAIN            $ 514,174           $ -

IN EXCESS OF NET REALIZED GAIN     678,852             -

TOTAL                             $ 1,193,026         $ -

CLASS C

FROM NET REALIZED GAIN            $ 12,248            $ -

IN EXCESS OF NET REALIZED GAIN     16,170              -

TOTAL                             $ 28,418            $ -

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN            $ 172,336           $ 8,948

IN EXCESS OF NET REALIZED GAIN     227,530             -

TOTAL                             $ 399,866           $ 8,948

                                  $ 9,712,206         $ 119,780

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,     JANUARY 31,         JULY 31,

                                 1998 A              1997  B,C    1998 A              1997  B,C



CLASS A                           582,990             504,366     $ 8,026,456         $ 6,388,175
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     69,527              1,197        934,118             15,029

SHARES REDEEMED                   (85,188)            (47,502)     (1,187,461)         (617,865)

NET INCREASE (DECREASE)           567,329             458,061     $ 7,773,113         $ 5,785,339

CLASS T                           2,443,712           4,187,137   $ 36,096,313        $ 54,310,830
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     495,110             7,154        6,736,761           89,642

SHARES REDEEMED                   (1,004,588)         (571,399)    (14,087,572)        (7,714,355)

NET INCREASE (DECREASE)           1,934,234           3,622,892   $ 28,745,502        $ 46,686,117

CLASS B                           967,716             352,887     $ 14,239,268        $ 4,850,934
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     78,347              -            1,031,733           -

SHARES REDEEMED                   (109,338)           (31,527)     (1,459,994)         (463,394)

NET INCREASE (DECREASE)           936,725             321,360     $ 13,811,007        $ 4,387,540

CLASS C                           107,593             -           $ 1,361,810         $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,343               -            27,642              -

SHARES REDEEMED                   (314)               -            (3,832)             -

NET INCREASE (DECREASE)           109,622             -           $ 1,385,620         $ -

INSTITUTIONAL CLASS               119,912             229,260     $ 1,685,058         $ 2,822,866
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     27,259              714          379,700             8,948

SHARES REDEEMED                   (76,150)            (4,803)      (1,050,085)         (63,483)

NET INCREASE (DECREASE)           71,021              225,171     $ 1,014,673         $ 2,768,331


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T, AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 8,271

CLASS T                 32,822

CLASS B                 16,110

CLASS C                 3,663

INSTITUTIONAL CLASS     6,097

                       $ 66,963

ADVISOR UTILITIES GROWTH FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV UTILITIES - CL A   20.51%   34.85%   59.51%

FIDELITY ADV UTILITIES - CL A   13.58%   27.10%   50.34%
(INCL. 5.75% SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
JANUARY 31, 1998                      YEAR     FUND

FIDELITY ADV UTILITIES - CL A         34.85%   39.22%

FIDELITY ADV UTILITIES - CL A         27.10%   33.50%
(INCL. 5.75% SALES CHARGE)

S&P 500                               26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112547 S00000000000001
             FA Utilities Growth -CL A   S&P 500
             00186                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30       9566.38                    10516.69
  1996/10/31      10150.73                    10806.74
  1996/11/30      10697.38                    11623.62
  1996/12/31      10842.70                    11393.36
  1997/01/31      11148.13                    12105.21
  1997/02/28      11310.38                    12200.12
  1997/03/31      10737.71                    11698.81
  1997/04/30      11109.95                    12397.23
  1997/05/31      11816.25                    13151.98
  1997/06/30      12188.49                    13741.19
  1997/07/31      12474.83                    14834.57
  1997/08/31      12169.40                    14003.54
  1997/09/30      13478.33                    14770.51
  1997/10/31      13266.07                    14277.18
  1997/11/30      13893.20                    14938.07
  1997/12/31      14103.80                    15194.56
  1998/01/30      15044.05                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 112549 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $15,034 - a 50.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                               % OF FUND'S
                                               INVESTMENTS

WORLDCOM, INC                                  10.0

TEL-SAVE HOLDINGS, INC.                        7.9

MCI COMMUNICATIONS CORP.                       7.3

GTE CORP.                                      5.5

AT&T CORP.                                     5.0

SBC COMMUNICATIONS, INC.                       4.3

TITAN CORP.                                    4.2

TELEPORT COMMUNICATIONS GROUP, INC. CLASS A    4.0

BELL ATLANTIC CORP.                            3.6

AMNEX, INC.                                    3.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
TELEPHONE SERVICES 57.8%
ELECTRIC POWER 10.9%
ELECTRIC & OTHER SERVICES 4.9%
TV & RADIO COMMUNICATION
EQUIPMENT 4.2%
PETROLEUM REFINERS 3.4%
ALL OTHERS 18.8% *
ROW: 1, COL: 1, VALUE: 57.8
ROW: 1, COL: 2, VALUE: 10.9
ROW: 1, COL: 3, VALUE: 4.9
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 3.4
ROW: 1, COL: 6, VALUE: 18.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV UTILITIES - CL T   20.39%   34.42%   58.86%

FIDELITY ADV UTILITIES - CL T   16.17%   29.71%   53.30%
(INCL. 3.50% SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
JANUARY 31, 1998                      YEAR     FUND

FIDELITY ADV UTILITIES - CL T         34.42%   38.82%

FIDELITY ADV UTILITIES - CL T         29.71%   35.36%
(INCL. 3.50% SALES CHARGE)

S&P 500                               26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112746 S00000000000001
             FA Utilities Growth -CL T   S&P 500
             00196                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30       9794.75                    10516.69
  1996/10/31      10393.05                    10806.74
  1996/11/30      10943.10                    11623.62
  1996/12/31      11101.67                    11393.36
  1997/01/31      11404.62                    12105.21
  1997/02/28      11560.98                    12200.12
  1997/03/31      10974.62                    11698.81
  1997/04/30      11345.98                    12397.23
  1997/05/31      12069.16                    13151.98
  1997/06/30      12440.51                    13741.19
  1997/07/31      12733.69                    14834.57
  1997/08/31      12420.97                    14003.54
  1997/09/30      13750.63                    14770.51
  1997/10/31      13533.46                    14277.18
  1997/11/30      14175.09                    14938.07
  1997/12/31      14379.75                    15194.56
  1998/01/30      15329.86                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 112749 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $15,330 - a 53.30% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                              % OF FUND'S
                                              INVESTMENTS

WORLDCOM, INC                                 10.0

TEL-SAVE HOLDINGS, INC.                       7.9

MCI COMMUNICATIONS CORP.                      7.3

GTE CORP.                                     5.5

AT&T CORP.                                    5.0

SBC COMMUNICATIONS, INC.                      4.3

TITAN CORP.                                   4.2

TELEPORT COMMUNICATIONS GROUP, INC. CLASS A   4.0

BELL ATLANTIC CORP.                           3.6

AMNEX, INC.                                   3.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
TELEPHONE SERVICES 57.8%
ELECTRIC POWER 10.9%
ELECTRIC & OTHER SERVICES 4.9%
TV & RADIO COMMUNICATION
EQUIPMENT 4.2%
PETROLEUM REFINERS 3.4%
ALL OTHERS 18.8% *
ROW: 1, COL: 1, VALUE: 57.8
ROW: 1, COL: 2, VALUE: 10.9
ROW: 1, COL: 3, VALUE: 4.9
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 3.4
ROW: 1, COL: 6, VALUE: 18.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV UTILITIES - CL B   20.04%   33.82%   58.15%

FIDELITY ADV UTILITIES - CL B   15.04%   28.82%   54.15%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   LIFE OF
JANUARY 31, 1998                      YEAR     FUND

FIDELITY ADV UTILITIES - CL B         33.82%   38.39%

FIDELITY ADV UTILITIES - CL B         28.82%   35.90%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                               26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 164922 S00000000000001
             FA Utilities Growth -CL B   S&P 500
             00189                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10150.00                    10516.69
  1996/10/31      10770.00                    10806.74
  1996/11/30      11340.00                    11623.62
  1996/12/31      11504.32                    11393.36
  1997/01/31      11818.26                    12105.21
  1997/02/28      11980.29                    12200.12
  1997/03/31      11372.67                    11698.81
  1997/04/30      11747.37                    12397.23
  1997/05/31      12496.77                    13151.98
  1997/06/30      12871.47                    13741.19
  1997/07/31      13175.28                    14834.57
  1997/08/31      12841.09                    14003.54
  1997/09/30      14219.71                    14770.51
  1997/10/31      13984.25                    14277.18
  1997/11/30      14639.45                    14938.07
  1997/12/31      14841.43                    15194.56
  1998/01/30      15415.00                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980226 164923 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,415 - a 54.15% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                              % OF FUND'S
                                              INVESTMENTS

WORLDCOM, INC                                 10.0

TEL-SAVE HOLDINGS, INC.                       7.9

MCI COMMUNICATIONS CORP.                      7.3

GTE CORP.                                     5.5

AT&T CORP.                                    5.0

SBC COMMUNICATIONS, INC.                      4.3

TITAN CORP.                                   4.2

TELEPORT COMMUNICATIONS GROUP, INC. CLASS A   4.0

BELL ATLANTIC CORP.                           3.6

AMNEX, INC.                                   3.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
TELEPHONE SERVICES 57.8%
ELECTRIC POWER 10.9%
ELECTRIC & OTHER SERVICES 4.9%
TV & RADIO COMMUNICATION
EQUIPMENT 4.2%
PETROLEUM REFINERS 3.4%
ALL OTHERS 18.8% *
ROW: 1, COL: 1, VALUE: 57.8
ROW: 1, COL: 2, VALUE: 10.9
ROW: 1, COL: 3, VALUE: 4.9
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 3.4
ROW: 1, COL: 6, VALUE: 18.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND - CLASS C
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0% respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                MONTHS   YEAR     FUND

FIDELITY ADV UTILITIES - CL C   20.09%   33.88%   58.23%

FIDELITY ADV UTILITIES - CL C   19.09%   32.88%   58.23%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                    PAST 1   LIFE OF
JANUARY 31, 1998                                 YEAR     FUND

FIDELITY ADV UTILITIES - CL C                    33.88%   38.43%

FIDELITY ADV UTILITIES - CL C                    32.88%   38.43%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                          26.91%   35.57%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112633 S00000000000001
             FA Utilities Growth -CL C   S&P 500
             00477                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10150.00                    10516.69
  1996/10/31      10770.00                    10806.74
  1996/11/30      11340.01                    11623.62
  1996/12/31      11504.33                    11393.36
  1997/01/31      11818.26                    12105.21
  1997/02/28      11980.29                    12200.12
  1997/03/31      11372.67                    11698.81
  1997/04/30      11747.38                    12397.23
  1997/05/31      12496.77                    13151.98
  1997/06/30      12871.48                    13741.19
  1997/07/31      13175.29                    14834.57
  1997/08/31      12841.09                    14003.54
  1997/09/30      14219.71                    14770.51
  1997/10/31      13984.25                    14277.18
  1997/11/30      14637.79                    14938.07
  1997/12/31      14849.51                    15194.56
  1998/01/30      15822.53                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 112636 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,823 - a 58.23% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                              % OF FUND'S
                                              INVESTMENTS

WORLDCOM, INC                                 10.0

TEL-SAVE HOLDINGS, INC.                       7.9

MCI COMMUNICATIONS CORP.                      7.3

GTE CORP.                                     5.5

AT&T CORP.                                    5.0

SBC COMMUNICATIONS, INC.                      4.3

TITAN CORP.                                   4.2

TELEPORT COMMUNICATIONS GROUP, INC. CLASS A   4.0

BELL ATLANTIC CORP.                           3.6

AMNEX, INC.                                   3.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
TELEPHONE SERVICES 57.8%
ELECTRIC POWER 10.9%
ELECTRIC & OTHER SERVICES 4.9%
TV & RADIO COMMUNICATION
EQUIPMENT 4.2%
PETROLEUM REFINERS 3.4%
ALL OTHERS 18.8% *
ROW: 1, COL: 1, VALUE: 57.8
ROW: 1, COL: 2, VALUE: 10.9
ROW: 1, COL: 3, VALUE: 4.9
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 3.4
ROW: 1, COL: 6, VALUE: 18.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Nick Thakore, Portfolio Manager of Fidelity Advisor Utilities Growth Fund
Q. HOW DID THE FUND PERFORM, NICK?
A. For the six months that ended January 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 20.51%, 20.39%, 20.04% and 20.09%, respectively. In comparison, the Standard & Poor's 500 Index had a return of 3.56%. For the 12-month period that ended on the same date, the fund's Class A, Class T, Class B and Class C shares had a total return of 34.85%, 34.42%, 33.82% and 33.88%, respectively, while the S&P 500 had a 26.91% return.
Q. WHY WAS THE FUND'S PERFORMANCE STRONGER THAN THE INDEX'S, ESPECIALLY DURING THE MOST RECENT SIX-MONTH PERIOD?
A. After advancing sharply over the previous four months, the overall market - as reflected by the S&P 500 and other indexes that contain stocks from a variety of sectors - made no sustained moves either up or down from August through the end of January. However, utilities in general, and in particular many of the telephone utility growth stocks that form the fund's core holdings, turned in strong performances.
Q. WHAT MADE TELEPHONE UTILITIES ATTRACTIVE TO INVESTORS?
A. Deregulation has created many opportunities both for established telephone utility companies and especially for a number of relative newcomers that are claiming increasingly larger shares of the long-distance telephone service market. Looking ahead, once the regulatory issues are sorted out, many of these companies will be in a position to offer their customers integrated packages of long-distance, local and cellular phone service. Investors have responded to the potential growth in earnings that these changes might bring, as well as the healthy earnings trends already in place at many companies.
Q. YOU INCREASED THE FUND'S INVESTMENT IN ELECTRIC UTILITIES BY ABOUT
50%. WHY?
A. The recent turmoil in Asia had two consequences that were positive for electric utilities. First, many investors bought electric utility stocks because of a perception that they offer more protection than stocks in other sectors against the threats to earnings growth posed by the unstable financial conditions in Asia. Second, volatility in the stock market spurred a transfer of some investment funds to the bond market, accelerating the upward move in bond prices - and corresponding downward trend in interest rates - that was already in progress. While all utility stocks are sensitive to interest rates, electric utility stocks tend to be even more so, and they responded well to this development.
Q. ON THE OTHER HAND, YOU CUT BACK SHARPLY ON THE FUND'S HOLDINGS OF GAS UTILITIES . . .
A. The supply and demand factors affecting natural gas prices have not been attractive, and the sector does not characteristically benefit as much as electric utilities from falling interest rates or the move toward investments perceived as offering greater safety. I reduced the fund's holdings of gas utilities to about 4% of the portfolio by the end of the period - roughly one-fifth of what they had been six months earlier.
Q. WHAT STOCKS DID WELL FOR THE FUND?
A. Tel-Save Holdings is a long-distance reseller whose stock benefited from investors' positive reception of the company's recent agreement to market its services through the extensive America OnLine electronic network. Also, MCI's stock surged upward as the company was pursued by no fewer than three corporate suitors during the period, with WorldCom the apparent winner. Another stock that helped the fund's performance was AT&T, which was helped by improved earnings trends and investors' confidence in the abilities of the company's new CEO.
Q. WHICH OF THE FUND'S HOLDINGS PROVED TO BE DISAPPOINTMENTS?
A. EXCEL Communications posted earnings that were short of Wall Street's expectations, primarily because of higher-than-expected marketing costs. Sonat suffered because it is one of the gas companies most sensitive to natural gas prices, which were weak during the period. The fund no longer holds this stock.
Q. WHAT'S YOUR OUTLOOK, NICK?
A. I don't foresee much change for the fund's positioning. I will continue to emphasize telephone utility stocks because, based on current and projected price-to-earnings multiples, I think they offer better growth potential than the shares of electric and gas companies. At the same time, I have become more cautious about the short-term investment environment. My increased emphasis on electric utilities reflects this outlook.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$24 million
MANAGER: Nick Thakore, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR UTILITIES GROWTH FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%
 SHARES VALUE (NOTE 1)
BROADCASTING - 1.8%
CABLE TV OPERATORS - 1.8%
Cable Michigan, Inc.   325 $ 7,304
RCN Corp.   10,600  443,875
TCI Satellite Entertainment, Inc.
 Class A (a)  10  55
Tele-Communications, Inc. (TCI Group),
 Series A (a)  127  3,556
Tele-Communications, Inc.
 (TCI Ventures Group),
 Series A (a)  73  2,154
  456,944
CELLULAR - 1.1%
CELLULAR & COMMUNICATION SERVICES - 1.1%
Cellnet Data Systems, Inc. (a)  1,200  11,550
Teleglobe, Inc.   8,000  261,070
Telephone & Data Systems, Inc.   400  17,600
  290,220
COAL - 0.2%
MAPCO, Inc.   1,100  51,356
COMMUNICATIONS EQUIPMENT - 0.9%
TELEPHONE INTERCONNECT SYSTEMS - 0.9%
Intermedia Communications, Inc. (a)  3,900  239,850
COMPUTER SERVICES & SOFTWARE - 0.7%
CAD/CAM/CAE - 0.7%
ICG Communications, Inc.  (a)  7,250  178,531
ELECTRIC UTILITY - 16.2%
COMBINATION UTILITIES, NEC - 0.4%
Citizens Utilities Co. Class B  10,100  95,950
ELECTRIC & OTHER SERVICES - 4.9%
CMS Energy Corp.   2,300  97,894
Commonwealth Energy Systems (SBI) (a)  7,200  247,500
Consolidated Edison, Inc.   6,200  256,138
DPL, Inc.   2,400  43,950
Enova Corp.   1,300  32,988
Hidroelectrica de Cantabrico SA  100  4,277
IES Industries, Inc.   500  18,344
LG&E Energy Corp.   400  9,350
Montana Power Co.   4,300  129,000
NIPSCO Industries, Inc.   1,000  51,063
New York State Electric & Gas Corp.   5,800  204,450
PECO Energy Co.   1,500  28,406
PacifiCorp.   1,900  44,056
Public Service Co. of New Mexico  1,500  33,938
Rochester Gas & Electric Corp.   1,400  43,925
Sierra Pacific Resources  300  10,613
Utilicorp United, Inc.   200  7,075
  1,262,967
ELECTRIC POWER - 10.9%
American Electric Power Co., Inc.   2,500  123,281
Baycorp Holdings Ltd. (a)  100  656
Boston Edison Co.   9,300  346,425
Central & South West Corp.   1,700  46,006
Central Louisiana Electric Co., Inc.   1,800  55,913
DQE, Inc.   1,400  45,763
Duke Energy Corp.   11,494  622,831
Entergy Corp.  400  11,450
FPL Group, Inc.   4,000  229,500
GPU, Inc.   5,600  220,150
Houston Industries, Inc.   452  11,809

 SHARES VALUE (NOTE 1)
IPALCO Enterprises, Inc.   12,000 $ 501,000
Kansas City Power & Light Co.   400  11,350
New England Electric System  7,500  315,000
Pinnacle West Capital Corp.   3,400  136,000
Southern Co.   1,000  24,313
TECO Energy, Inc.   300  7,781
Texas Utilities Co.   1,990  81,839
United Illuminating Co.   400  17,050
  2,808,117
TOTAL ELECTRIC UTILITY   4,167,034
ELECTRICAL EQUIPMENT - 4.2%
TV & RADIO COMMUNICATION EQUIPMENT - 4.2%
Titan Corp. (a)  180,700  1,084,200
GAS - 4.1%
GAS & OTHER SERVICES - 0.4%
MDU Resources Group, Inc.   2,500  74,688
UGI Corp.   1,050  29,728
Western Resources, Inc.   300  12,225
  116,641
GAS DISTRIBUTION - 2.2%
Eastern Enterprises Co.   3,300  136,538
Energen Corp.   800  31,200
K N Energy, Inc.   1,300  65,325
MCN Corp.   4,000  148,000
National Fuel Gas Co.   400  18,400
NICOR, Inc.   400  16,100
Pacific Enterprises  2,950  106,384
Peoples Energy Corp.   500  18,875
WICOR, Inc.   300  13,294
  554,116
GAS TRANSMISSION - 0.9%
Williams Companies, Inc.   7,750  220,875
GAS TRANSMISSION & DISTRIBUTION - 0.6%
Columbia Gas System, Inc. (The)  1,650  125,194
Equitable Resources, Inc.   450  14,794
ONEOK, Inc.   700  23,931
  163,919
TOTAL GAS   1,055,551
HOLDING COMPANIES - 0.3%
HOLDING COMPANY OFFICES, NEC - 0.3%
CINergy Corp.   1,900  65,550
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  300  525
METALS & MINING - 0.9%
NONFERROUS ROLLING & DRAWING - 0.9%
Superior Telecom, Inc. (a)  6,100  240,950
OIL & GAS - 3.9%
CRUDE PETROLEUM & GAS - 0.5%
EEX Corp. (a)  13,295  112,177
Occidental Petroleum Corp.   600  15,300
  127,477
PETROLEUM REFINERS - 3.4%
Coastal Corp. (The)  14,875  862,750
TOTAL OIL & GAS   990,227
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 57.8%
AT&T Corp.   20,500 $ 1,283,813
ALLTEL Corp.   400  17,100
AMNEX, Inc. (a)  640,300  900,422
BCE, Inc.   2,500  78,321
Bell Atlantic Corp.   10,000  925,625
BellSouth Corp.   6,800  411,825
Cincinnati Bell, Inc.   7,200  258,300
Commonwealth Telephone
 Enterprises, Inc.  866  20,351
EXCEL Communications, Inc. (a)  32,800  518,650
France Telecom SA (a)  632  26,941
GTE Corp.   25,900  1,413,169
ITC Deltacom, Inc.   100  1,913
MCI Communications Corp.   40,500  1,880,719
NEXTLINK Communications, Inc.
 Class A  3,000  74,625
Qwest Communications
 International, Inc.   100  7,088
SBC Communications, Inc.   14,300  1,111,825
Tel-Save Holdings, Inc. (a)  85,100  2,021,125
Teleport Communications Group, Inc.
 Class A (a)  18,500  1,032,531
Winstar Communications, Inc. (a)  8,900  290,919
WorldCom, Inc. (a)  71,575  2,563,280
  14,838,542
TOTAL COMMON STOCKS
 (Cost $21,073,725)   23,659,480
CONVERTIBLE PREFERRED STOCKS - 0.1%
ELECTRIC UTILITY - 0.1%
COMBINATION UTILITIES, NEC - 0.1%
Citizens Utilities Trust $2.50 EPPICS
 (Cost $19,495)  400  19,250
CASH EQUIVALENTS - 7.8%
Taxable Central Cash Fund (b)
 (Cost $2,006,443)  2,006,443  2,006,443
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $23,099,663)  $ 25,685,173
SECURITY TYPE ABBREVIATIONS
EPPICS - Equity Providing Preferred
   Income Convertible Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $23,099,663. Net unrealized appreciation aggregated $2,585,510 of which $2,928,132 related to appreciated investment securities and $342,622 related to depreciated investment securities.
ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
25,685,173
(COST $23,099,663) -

SEE ACCOMPANYING SCHEDULE


CASH                                                                                                                  7


FOREIGN CURRENCY HELD AT VALUE (COST $52)                                                                             52


RECEIVABLE FOR INVESTMENTS SOLD
694,887

RECEIVABLE FOR FUND SHARES SOLD
239,053

DIVIDENDS RECEIVABLE                                                                                                  34,050


INTEREST RECEIVABLE                                                                                                   11,574


PREPAID EXPENSES                                                                                                      10,718


 TOTAL ASSETS
26,675,514

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 1,624,288


PAYABLE FOR FUND SHARES REDEEMED                                                                        17,452


ACCRUED MANAGEMENT FEE                                                                                  7,625


DISTRIBUTION FEES PAYABLE                                                                               9,349


OTHER PAYABLES AND ACCRUED EXPENSES                                                                     24,833


 TOTAL LIABILITIES
1,683,547

NET ASSETS                                                                                                           $
24,991,967

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
21,868,904

DISTRIBUTIONS IN EXCESS OF
(15,176)
NET INVESTMENT INCOME


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
552,633

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
2,585,606
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
24,991,967


CALCULATION OF MAXIMUM                                  $14.39
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($1,097,613 (DIVIDED BY)
  76,252 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                       $15.27
 (100/94.25 OF $14.39)

 CLASS T:                                               $14.36
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($13,669,677 (DIVIDED BY)
  951,697 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                       $14.88
 (100/96.50 OF $14.36)

 CLASS B:                                               $14.29
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($5,012,096 (DIVIDED BY)350,657
SHARES) A

 CLASS C:                                               $14.31
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($947,365 (DIVIDED BY) 66,194
  SHARES) A

 INSTITUTIONAL CLASS:                                   $14.39
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($4,265,216 (DIVIDED BY) 296,450 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 105,761
DIVIDENDS

INTEREST                                                                         37,661

 TOTAL INCOME                                                                    143,422

EXPENSES

MANAGEMENT FEE                                                     $ 46,225

TRANSFER AGENT FEES                                                 19,098

DISTRIBUTION FEES                                                   37,538

ACCOUNTING FEES AND EXPENSES                                        30,011

NON-INTERESTED TRUSTEES' COMPENSATION                               25

CUSTODIAN FEES AND EXPENSES                                         5,809

REGISTRATION FEES                                                   34,940

AUDIT                                                               16,678

LEGAL                                                               226

REPORTS TO SHAREHOLDERS                                             4,792

MISCELLANEOUS                                                       54

 TOTAL EXPENSES BEFORE REDUCTIONS                                   195,396

 EXPENSE REDUCTIONS                                                 (45,157)     150,239

NET INVESTMENT INCOME (LOSS)                                                     (6,817)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              1,940,958

 FOREIGN CURRENCY TRANSACTIONS                                      1,920        1,942,878

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              1,135,477

 ASSETS AND LIABILITIES IN                                          107          1,135,584
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  3,078,462

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 3,071,645


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                       $ (6,817)      $ 52,435

NET INVESTMENT INCOME (LOSS)


 NET REALIZED GAIN (LOSS)                                                                         1,942,878      129,499


 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                             1,135,584      1,450,022


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  3,071,645      1,631,956


DISTRIBUTIONS TO SHAREHOLDERS                                                                     (36,509)       (13,446)

FROM NET INVESTMENT INCOME


 IN EXCESS OF NET INVESTMENT INCOME                                                               (8,359)        -


 FROM NET REALIZED GAIN                                                                           (1,470,557)    (43,681)


 TOTAL DISTRIBUTIONS                                                                              (1,515,425)    (57,127)


SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                      11,522,506     10,325,481


REDEMPTION FEES                                                                                   12,083         848


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         13,090,809     11,901,158


NET ASSETS


 BEGINNING OF PERIOD                                                                              11,901,158     -


 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF NET INVESTMENT INCOME OF $(15,176) AND    $ 24,991,967   $ 11,901,158

$38,999, RESPECTIVELY)





SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.07       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .01           .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.55          3.09

 TOTAL FROM INVESTMENT OPERATIONS                                    2.56          3.21

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.04)         (.03)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.20)        (.11)

 TOTAL DISTRIBUTIONS                                                 (1.25)        (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.39       $ 13.07

TOTAL RETURN B, C                                                    20.51%        32.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,098       $ 531

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F    1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.71% A, G    1.75% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .14% A        1.09% A

PORTFOLIO TURNOVER                                                   280% A        13% A

AVERAGE COMMISSION RATE H                                           $ .0263       $ .0162





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
 NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.03       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)         .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.55          3.09

 TOTAL FROM INVESTMENT OPERATIONS                                    2.54          3.17

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.02)         (.03)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.19)        (.11)

 TOTAL DISTRIBUTIONS                                                 (1.22)        (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.36       $ 13.03

TOTAL RETURN B, C                                                    20.39%        31.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 13,670      $ 7,085

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.00% A, F    2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.95% A, G    2.00% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.11)%  A     .79% A

PORTFOLIO TURNOVER                                                   280% A        13% A

AVERAGE COMMISSION RATE H                                           $ .0263       $ .0162





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE
HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E
FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).  G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE
5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
 MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.01       $ 11.76

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)         .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.53          1.23

 TOTAL FROM INVESTMENT OPERATIONS                                    2.49          1.25

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.03)         -

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.18)        -

 TOTAL DISTRIBUTIONS                                                 (1.22)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.29       $ 13.01

TOTAL RETURN B, C                                                    20.04%        10.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 5,012       $ 2,039

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F    2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.45% A, G    2.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.59)% A      .32% A

PORTFOLIO TURNOVER                                                   280% A        13% A

AVERAGE COMMISSION RATE H                                           $ .0263       $ .0162





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E
FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997. F FMR AGREED TO REIMBURSE
A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
 WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING
 ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
 NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
 MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS  C
                          PERIOD  ENDED
                          JANUARY 31, 1998

SELECTED PER-SHARE DATA   (UNAUDITED) E

 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.90

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.55

 TOTAL FROM INVESTMENT OPERATIONS                                    1.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.02)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.00)

 FROM NET REALIZED GAIN                                              (1.10)

 TOTAL DISTRIBUTIONS                                                 (1.12)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 14.31

TOTAL RETURN B, C                                                    11.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 947

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.44% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.52)% A

PORTFOLIO TURNOVER                                                   280% A

AVERAGE COMMISSION RATE H                                           $ .0263




A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
 E FOR THE PERIOD NOVEMBER
3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO JANUARY 31, 1998. F FMR AGREED TO
REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
 DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.09        $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .03            .14

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.55           3.10

 TOTAL FROM INVESTMENT OPERATIONS                                    2.58           3.24

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.07)          (.04)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.02)          -

 FROM NET REALIZED GAIN                                              (1.20)         (.11)

 TOTAL DISTRIBUTIONS                                                 (1.29)         (.15)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01            -

NET ASSET VALUE, END OF PERIOD                                      $ 14.39        $ 13.09

TOTAL RETURN B, C                                                    20.68%         32.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 4,265        $ 2,246

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50%  A, F    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.46% A, G     1.50% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .40% A         1.29% A

PORTFOLIO TURNOVER                                                   280% A         13% A

AVERAGE COMMISSION RATE H                                           $ .0263        $ .0162





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL
CLASS SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
 FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
 H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. The fund also utilized earnings and profits distributed to shareholders on redemptions of shares as a part of the dividend paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distribution in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $29,231,113 and $20,233,937, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 879      $ 879

CLASS T     21,820     21,820

CLASS B     14,153     3,539

CLASS C     686        -

           $ 37,538   $ 26,238

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 336

CLASS T    $ 727

CLASS B    $ 231

CLASS C    $ 340

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
            PAID TO    DEALERS'
            FDC        PORTION

CLASS A     $ 11,828   $ 8,137

CLASS T      13,354     10,329

CLASS B      237        0 *

CLASS C      0          0*

            $ 25,419   $ 18,466

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC**    $ 1,326    .38 *

CLASS T                 FIIOC**     11,583    .27 *

CLASS B                 FIIOC**     3,413     .24 *

CLASS C                 FIIOC**     182       .27 *

INSTITUTIONAL CLASS     FIIOC**     2,594     .16 *

                                   $ 19,098

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,555 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 6,445

CLASS T                2.00%          12,445

CLASS B                2.50%          14,241

CLASS C                2.50%          3,625

INSTITUTIONAL CLASS    1.50%          4,882

                                     $ 41,638

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,966 under this arrangement.
In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $553 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 6% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
       SIX MONTHS ENDED   YEAR ENDED
      JANUARY  31,        JULY 31,

      1998 A              1997 B,C

CLASS A

FROM NET INVESTMENT INCOME            $ 1,806       $ 816

IN EXCESS OF NET INVESTMENT INCOME     414           -

FROM NET REALIZED GAIN                 65,646        2,993

TOTAL                                 $ 67,866      $ 3,809

CLASS T

FROM NET INVESTMENT INCOME            $ 13,576      $ 6,500

IN EXCESS OF NET INVESTMENT INCOME     3,108         -

FROM NET REALIZED GAIN                 746,560       23,832

TOTAL                                 $ 763,244     $ 30,332

CLASS B

FROM NET INVESTMENT INCOME            $ 4,607       $ -

IN EXCESS OF NET INVESTMENT INCOME     1,055         -

FROM NET REALIZED GAIN                 266,559       -

TOTAL                                 $ 272,221     $ -

CLASS C

FROM NET INVESTMENT INCOME            $ 251         $ -

IN EXCESS OF NET INVESTMENT INCOME     57            -

FROM NET REALIZED GAIN                 16,938        -

TOTAL                                 $ 17,246      $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME            $ 16,269      $ 6,130

IN EXCESS OF NET INVESTMENT INCOME     3,725         -

FROM NET REALIZED GAIN                 374,854       16,856

TOTAL                                 $ 394,848     $ 22,986

                                      $ 1,515,425   $ 57,127

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS A , CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY  31,        JULY 31,      JANUARY 31,          JULY 31,

                                 1998 A              1997  B,C     1998 A              1997 B,C



CLASS A                           37,900              50,784       $ 525,716           $ 550,067
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     4,614               351           61,624              3,875

SHARES REDEEMED                   (6,876)             (10,521)      (95,816)            (126,974)

NET INCREASE (DECREASE)           35,638              40,614       $ 491,524           $ 426,968

CLASS T                           494,330             599,685      $ 6,827,185         $ 6,865,905
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     53,698              2,654         715,847             29,247

SHARES REDEEMED                   (140,029)           (58,641)      (1,907,528)         (701,040)

NET INCREASE (DECREASE)           407,999             543,698      $ 5,635,504         $ 6,194,112

CLASS B                           203,308             159,349      $ 2,796,640         $ 1,941,989
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     15,243              -             202,512             -

SHARES REDEEMED                   (24,598)            (2,645)       (320,723)           (32,964)

NET INCREASE (DECREASE)           193,953             156,704      $ 2,678,429         $ 1,909,025

CLASS C                           65,031              -            $ 908,367           $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,164               -             15,529              -

SHARES REDEEMED                   (1)                 -             (12)                -

NET INCREASE (DECREASE)           66,194              -            $ 923,884           $ -

INSTITUTIONAL CLASS               193,036             180,368      $ 2,754,350         $ 1,895,917
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     22,978              1,242         307,065             13,709

SHARES REDEEMED                   (91,195)            (9,979)       (1,268,250)         (114,250)

NET INCREASE (DECREASE)           124,819             171,631      $ 1,793,165         $ 1,795,376


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS A , CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 5,685

CLASS T                 7,671

CLASS B                 13,022

CLASS C                 3,463

INSTITUTIONAL CLASS     5,099

                       $ 34,940

PROXY VOTING RESULTS


A special meeting of the funds' shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
AFFIRMATIVE     57,903,244.044    98.066

WITHHELD        1,141,937.251     1.934

TOTAL           59,045,181.295    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     57,904,814.528    98.069

WITHHELD        1,140,366.767     1.931

TOTAL           59,045,181.295    100.000

ROBERT M. GATES
AFFIRMATIVE     57,879,136.486    98.025

WITHHELD        1,166,044.809     1.975

TOTAL           59,045,181.295    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     57,896,786.565    98.055

WITHHELD        1,148,394.730     1.945

TOTAL           59,045,181.295    100.000

E. BRADLEY JONES
AFFIRMATIVE     57,897,315.886    98.056

WITHHELD        1,147,865.409     1.944

TOTAL           59,045,181.295    100.000

DONALD J. KIRK
AFFIRMATIVE     57,909,771.510    98.077

WITHHELD        1,135,409.785     1.923

TOTAL           59,045,181.295    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
AFFIRMATIVE     57,907,706.022    98.074

WITHHELD        1,137,475.273     1.926

TOTAL           59,045,181.295    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     57,907,818.657    98.074

WITHHELD        1,137,362.638     1.926

TOTAL           59,045,181.295    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     57,902,025.368    98.064

WITHHELD        1,143,155.927     1.936

TOTAL           59,045,181.295    100.000

MARVIN L. MANN
AFFIRMATIVE     57,912,967.933    98.082

WITHHELD        1,132,213.362     1.918

TOTAL           59,045,181.295    100.000

ROBERT C. POZEN
AFFIRMATIVE     57,911,186.572    98.079

WITHHELD        1,133,994.723     1.921

TOTAL           59,045,181.295    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     57,897,766.878    98.057

WITHHELD        1,147,414.417     1.943

TOTAL           59,045,181.295    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     56,463,250.131    95.627

AGAINST         946,012.589       1.602

ABSTAIN         1,635,918.575     2.771

TOTAL           59,045,181.295    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
AFFIRMATIVE     43,059,373.430    92.162

AGAINST         1,624,371.900     3.477

ABSTAIN         2,037,576.965     4.361

TOTAL           46,721,322.295    100.000

FIDELITY ADVISOR CONSUMER INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          478,059.734    95.892

AGAINST              11,175.817     2.242

ABSTAIN              9,303.171      1.866

TOTAL                498,538.722    100.000

BROKER NON-VOTES     95,912.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS A OF CLASS A
AFFIRMATIVE          37,370.697    100.000

AGAINST              0.000         0.000

ABSTAIN              0.000         0.000

TOTAL                37,370.697    100.000

BROKER NON-VOTES     19,037.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS T OF CLASS T
AFFIRMATIVE          333,001.486    94.994

AGAINST              9,933.817      2.834

ABSTAIN              7,615.510      2.172

TOTAL                350,550.813    100.000

BROKER NON-VOTES     68,478.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS B OF CLASS B
AFFIRMATIVE          24,691.099    95.625

AGAINST              0.000         0.000

ABSTAIN              1,129.661     4.375

TOTAL                25,820.760    100.000

BROKER NON-VOTES     4,335.000

FIDELITY ADVISOR CYCLICAL INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          194,518.087    91.926

AGAINST              8,248.339      3.898

ABSTAIN              8,837.573      4.176

TOTAL                211,603.999    100.000

BROKER NON-VOTES     52,076.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS A OF CLASS A
AFFIRMATIVE          14,916.538    93.647

AGAINST              0.000         0.000

ABSTAIN              1,012.000     6.353

TOTAL                15,928.538    100.000

BROKER NON-VOTES     4,363.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS T OF CLASS T
AFFIRMATIVE          77,998.098    89.104

AGAINST              2,457.339     2.807

ABSTAIN              7,080.573     8.089

TOTAL                87,536.010    100.000

BROKER NON-VOTES     22,056.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS B OF CLASS B
AFFIRMATIVE          12,828.953    100.000

AGAINST              0.000         0.000

ABSTAIN              0.000         0.000

TOTAL                12,828.953    100.000

BROKER NON-VOTES     2,463.000

FIDELITY ADVISOR FINANCIAL SERVICES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,265,266.761    88.300

AGAINST              134,086.411      5.226

ABSTAIN              166,075.369      6.474

TOTAL                2,565,428.541    100.000

BROKER NON-VOTES     698,438.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS A OF CLASS A
AFFIRMATIVE          187,717.686    89.936

AGAINST              6,937.557      3.324

ABSTAIN              14,068.360     6.740

TOTAL                208,723.603    100.000

BROKER NON-VOTES     87,255.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS T OF CLASS T
AFFIRMATIVE          1,734,196.110    87.691

AGAINST              110,324.666      5.579

ABSTAIN              133,091.193      6.730

TOTAL                1,977,611.969    100.000

BROKER NON-VOTES     479,090.000

PROPOSAL 3 - CONTINUED
FIDELITY ADVISOR FINANCIAL SERVICES - CONTINUED
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS B OF CLASS B
AFFIRMATIVE          216,076.772    91.751

AGAINST              6,748.188      2.866

ABSTAIN              12,677.252     5.383

TOTAL                235,502.212    100.000

BROKER NON-VOTES     58,701.000

FIDELITY ADVISOR HEALTH CARE
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,605,175.249    90.401

AGAINST              108,745.891      3.773

ABSTAIN              167,886.931      5.826

TOTAL                2,881,808.071    100.000

BROKER NON-VOTES     806,586.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS A OF CLASS A
AFFIRMATIVE          183,609.663    92.481

AGAINST              10,078.848     5.077

ABSTAIN              4,848.799      2.442

TOTAL                198,537.310    100.000

BROKER NON-VOTES     77,373.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS T OF CLASS T
AFFIRMATIVE          1,975,729.914    90.942

AGAINST              84,344.345       3.883

ABSTAIN              112,437.936      5.175

TOTAL                2,172,512.195    100.000

BROKER NON-VOTES     536,412.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS B OF CLASS B
AFFIRMATIVE          211,950.969    93.228

AGAINST              4,446.698      1.956

ABSTAIN              10,950.196     4.816

TOTAL                227,347.863    100.000

BROKER NON-VOTES     64,551.000

FIDELITY ADVISOR TECHNOLOGY
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,249,390.478    89.128

AGAINST              114,053.752      4.519

ABSTAIN              160,332.055      6.353

TOTAL                2,523,776.285    100.000

BROKER NON-VOTES     849,931.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS A OF CLASS A
AFFIRMATIVE          205,751.863    90.634

AGAINST              5,248.401      2.312

ABSTAIN              16,013.693     7.054

TOTAL                227,013.957    100.000

BROKER NON-VOTES     78,736.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS T OF CLASS T
AFFIRMATIVE          1,802,432.418    88.644

AGAINST              98,797.133       4.858

ABSTAIN              132,117.596      6.498

TOTAL                2,033,347.147    100.000

BROKER NON-VOTES     682,796.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS B OF CLASS B
AFFIRMATIVE          140,308.155    90.242

AGAINST              4,246.218      2.731

ABSTAIN              10,924.766     7.027

TOTAL                155,479.139    100.000

BROKER NON-VOTES     56,015.000

FIDELITY ADVISOR UTILITIES GROWTH
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          602,239.977    96.023

AGAINST              4,037.681      0.644

ABSTAIN              20,904.080     3.333

TOTAL                627,181.738    100.000

BROKER NON-VOTES     96,340.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS A OF CLASS A
AFFIRMATIVE          30,230.234    96.429

AGAINST              440.529       1.405

ABSTAIN              679.109       2.166

TOTAL                31,349.872    100.000

BROKER NON-VOTES     4,596.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS T OF CLASS T
AFFIRMATIVE          319,775.898    93.235

AGAINST              3,597.152      1.048

ABSTAIN              19,606.464     5.717

TOTAL                342,979.514    100.000

BROKER NON-VOTES     62,405.000

PROPOSAL 3 - CONTINUED
FIDELITY ADVISOR UTILITIES GROWTH - CONTINUED
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF CLASS B OF CLASS B
AFFIRMATIVE          95,940.887    99.359

AGAINST              0.000         0.000

ABSTAIN              618.507       0.641

TOTAL                96,559.394    100.000

BROKER NON-VOTES     21,880.000

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a trustee within three months of the appointment.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE          43,054,638.285    91.646

AGAINST              1,293,400.432     2.754

ABSTAIN              2,631,057.578     5.600

TOTAL                46,979,096.295    100.000

BROKER NON-VOTES     12,066,085.000

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE          40,990,623.684    87.734

AGAINST              2,750,475.964     5.887

ABSTAIN              2,980,221.647     6.379

TOTAL                46,721,321.295    100.000

BROKER NON-VOTES     12,323,860.000

PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
FIDELITY ADVISOR CONSUMER INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          457,257.094    91.719

AGAINST              31,261.290     6.271

ABSTAIN              10,020.338     2.010

TOTAL                498,538.722    100.000

BROKER NON-VOTES     95,912.000

FIDELITY ADVISOR CYCLICAL INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          194,062.694    91.710

AGAINST              8,531.732      4.032

ABSTAIN              9,009.573      4.258

TOTAL                211,603.999    100.000

BROKER NON-VOTES     52,076.000

FIDELITY ADVISOR FINANCIAL SERVICES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,183,875.429    85.127

AGAINST              196,032.597      7.641

ABSTAIN              185,520.515      7.232

TOTAL                2,565,428.541    100.000

BROKER NON-VOTES     698,438.000

FIDELITY ADVISOR HEALTH CARE
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,423,136.531    84.084

AGAINST              311,696.569      10.816

ABSTAIN              146,974.971      5.100

TOTAL                2,881,808.071    100.000

BROKER NON-VOTES     806,586.000

FIDELITY ADVISOR TECHNOLOGY
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,186,398.196    86.632

AGAINST              155,622.035      6.166

ABSTAIN              181,755.054      7.202

TOTAL                2,523,775.285    100.000

BROKER NON-VOTES     849,932.000

FIDELITY ADVISOR UTILITIES GROWTH
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          579,091.722    92.332

AGAINST              18,202.745     2.903

ABSTAIN              29,887.271     4.765

TOTAL                627,181.738    100.000

BROKER NON-VOTES     93,340.000




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant  Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)
(2_FIDELITY_LOGOS)FIDELITY ADVISOR
FOCUS FUNDS
INSTITUTIONAL CLASS
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Natural Resources
Technology
Utilities Growth
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PERFORMANCE OVERVIEW   4

CONSUMER INDUSTRIES    5     PERFORMANCE AND INVESTMENT SUMMARY
                       6     FUND TALK: THE MANAGER'S OVERVIEW
                       7     INVESTMENTS
                       10    FINANCIAL STATEMENTS
                       14    NOTES TO THE FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES    19    PERFORMANCE AND INVESTMENT SUMMARY
                       20    FUND TALK: THE MANAGER'S OVERVIEW
                       21    INVESTMENTS
                       24    FINANCIAL STATEMENTS
                       28    NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL SERVICES     33    PERFORMANCE AND INVESTMENT SUMMARY
                       34    FUND TALK: THE MANAGERS' OVERVIEW
                       35    INVESTMENTS
                       37    FINANCIAL STATEMENTS
                       41    NOTES TO THE FINANCIAL STATEMENTS

HEALTH CARE            46    PERFORMANCE AND INVESTMENT SUMMARY
                       47    FUND TALK: THE MANAGER'S OVERVIEW
                       48    INVESTMENTS
                       50    FINANCIAL STATEMENTS
                       54    NOTES TO THE FINANCIAL STATEMENTS

NATURAL RESOURCES      59    PERFORMANCE AND INVESTMENT SUMMARY
                       60    FUND TALK: THE MANAGER'S OVERVIEW
                       61    INVESTMENTS
                       64    FINANCIAL STATEMENTS
                       68    NOTES TO THE FINANCIAL STATEMENTS

TECHNOLOGY             73    PERFORMANCE AND INVESTMENT SUMMARY
                       74    FUND TALK: THE MANAGER'S OVERVIEW
                       75    INVESTMENTS
                       78    FINANCIAL STATEMENTS
                       82    NOTES TO THE FINANCIAL STATEMENTS

UTILITIES GROWTH       87    PERFORMANCE AND INVESTMENT SUMMARY
                       88    FUND TALK: THE MANAGER'S OVERVIEW
                       89    INVESTMENTS
                       91    FINANCIAL STATEMENTS
                       95    NOTES TO THE FINANCIAL STATEMENTS

PROXY VOTING RESULTS   100

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
U.S. STOCK MARKET ENVIRONMENT
Economic trouble in Southeast Asia and an ensuing "flight to safety" mentality on the part of investors played leading roles in the direction of the U.S. stock market over the past six months. Closer to home, economic conditions in the U.S. continued to be favorable, with moderate growth, low inflation and low interest rates providing a rosy backdrop for both stocks and bonds. The Standard & Poor's 500 Index - a measure of the U.S. stock market based on the average performance of 500 widely held stocks - returned 3.56% during this time, while the Russell 2000 Index - a barometer of small-stock performance - gained 4.42%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - had a six-month return of -3.03%.
After a long stretch of large-company stock dominance, several developments triggered a turnaround. Multiple currency devaluations in Southeast Asia caused several large U.S. multinational companies to announce earnings shortfalls in August and investors grew wary. In the months of August and September, in fact, small-company stocks outperformed their larger counterparts due to stronger relative earnings growth. Thousands of miles away, however, an imposing obstacle loomed in the form of a wide-scale economic crisis. While signs of economic deterioration in Southeast Asia had been evident as far back as June, it wasn't until several larger markets - most notably Hong Kong - became afflicted that investors in world markets began to worry. In late October, spurred by several major currency collapses throughout Asia, many world markets tumbled. In the U.S., for example, the Dow Jones average fell 550-plus points one day only to reclaim a good portion of its losses back the next.
Another byproduct of the Asian crisis was the aforementioned flight to safety. Concerned about global volatility, many investors rotated back to stocks of companies with minimal international business exposure. Larger-cap stocks - many of which tend to offer more stable earnings growth than smaller stocks - also gained favor.
Two sectors - TECHNOLOGY and UTILITIES - exemplified the varying effects of the Asian dilemma. Since Southeast Asia accounts for a considerable portion of the world's technology growth and demand, many U.S. technology stocks - particularly those involved in semiconductor production - declined sharply. Disappointing earnings and a trend toward cheaper personal-computer prices also spelled trouble for many tech stocks. Utility stocks, on the other hand, benefited from the flight to safety. While industry deregulation was a constant source of uncertainty, investors were drawn to utility stocks for their domestic emphasis.
As has been the case for the past couple of years, HEALTH CARE and FINANCE stocks continued to perform well. In the health care sector, stocks of larger pharmaceutical companies fared very well, due mostly to enthusiasm for new-product development and an acceleration in the Federal Drug Administration's approval process. Finance stocks, meanwhile, performed well due to increased industry consolidation, declining interest rates and a healthy economy that led to increased financing activity.
On the NATURAL RESOURCES front, most commodity prices - including those of oil, natural gas and gold - stumbled dramatically as it became clear that Asian consumption would weaken. Accordingly, many natural-resource stocks faltered during the period. CYCLICAL STOCKS - those whose performance typically moves in line with prevailing economic conditions - struggled over the past three months due to an anticipated slowdown in Asian product demand. In particular, stocks of many paper- and aluminum-related companies were hurt. Lastly, stocks in the CONSUMER NONDURABLES area generated positive gains. Retail companies, for instance, experienced encouraging sales growth due to increased consumer confidence and a heavier reliance on information technology designed to streamline store space and increase revenues.

ADVISOR CONSUMER INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
AUGUST 31, 1993                   MONTHS   YEAR     FUND

FIDELITY ADV CONSUMER - INST CL   8.86%    30.04%   48.03%

S&P 500 (REGISTERED TRADEMARK)    3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   LIFE OF
AUGUST 31, 1993                         YEAR     FUND

FIDELITY ADV CONSUMER - INST CL         30.04%   32.05%

S&P 500                                 26.91%   35.57%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165259 S00000000000001
             FA Consumer Ind -CL I       S&P 500
             00205                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10560.00                    10516.69
  1996/10/31      10680.00                    10806.74
  1996/11/30      11050.00                    11623.62
  1996/12/31      10860.20                    11393.36
  1997/01/31      11383.58                    12105.21
  1997/02/28      11524.49                    12200.12
  1997/03/31      11192.34                    11698.81
  1997/04/30      11383.58                    12397.23
  1997/05/31      12259.24                    13151.98
  1997/06/30      12883.27                    13741.19
  1997/07/31      13597.89                    14834.57
  1997/08/31      13124.83                    14003.54
  1997/09/30      13966.13                    14770.51
  1997/10/31      13723.24                    14277.18
  1997/11/30      14407.74                    14938.07
  1997/12/31      14871.94                    15194.56
  1998/01/30      14803.03                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165301 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $14,803 - a 48.03% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S
                                INVESTMENTS

WAL-MART STORES, INC.           6.0

COCA-COLA CO. (THE)             5.4

PROCTER & GAMBLE CO.            4.9

GILLETTE CO.                    4.6

PEPSICO, INC.                   4.3

DISNEY (WALT) CO.               4.1

PHILIP MORRIS COMPANIES, INC.   3.8

HOME DEPOT, INC.                1.9

SAFEWAY, INC.                   1.8

TIME WARNER, INC.               1.7

TOP INDUSTRIES AS OF JANUARY 31, 1998
SOFT DRINKS 9.7%
SOAPS & DETERGENT S 8.2%
GENERAL MERCHANDISE STORES 7.1%
COSMETICS 6.5%
MOTION PICTURE PRODUCTION 5.4%
ALL OTHERS 63.1%
ROW: 1, COL: 1, VALUE: 63.1
ROW: 1, COL: 2, VALUE: 5.4
ROW: 1, COL: 3, VALUE: 6.5
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 8.199999999999999
ROW: 1, COL: 6, VALUE: 9.699999999999999
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Douglas Chase, Portfolio Manager of Fidelity Advisor Consumer
Industries Fund
Q. HOW DID THE FUND PERFORM, DOUG?
Q. WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
A. It was a volatile one. In August, we saw a big decline in some stocks of companies with international exposure as problems in Asia erupted, beginning with Thailand. Those events, combined with downward revisions in earnings reported by Coca-Cola and Gillette, triggered a decline in stock prices. In October, fears grew that more economies would be pulled into a worldwide recession when South Korea, the world's 11th largest economy, experienced its own troubles. Good but unexciting earnings reports also caused the market to lose its momentum, with stock prices spiraling downward. The dollar strengthened, hurting prospects for multinational profits, and at times global recession was predicted.
Q. WHAT STRATEGY DID YOU PURSUE IN THIS ENVIRONMENT?
A. When I took over the fund in August, its emphasis was on small-capitalization stocks. I diversified the fund, placing greater emphasis on large-cap stocks, particularly in August when I felt they were undervalued. Also at that time of uncertainty in the market, I believed that there could be a "flight to quality" to large-cap companies, because they tend to have more predictable earnings growth. I took the opportunity to sell many of the small-cap stocks in the fund that had performed well, and shifted assets to large-cap stocks.
Q. WHICH STOCKS PERFORMED WELL?
A. Wal-Mart, the fund's number one holding, has been a terrific stock. The company changed the way retailing works in this country. Wal-Mart invested in information technology to hold inventories down and keep exactly what the customer wants on the shelf, and now it allocates floor space to the categories that sell fastest. Another strong performer, ITT, was recently subject to a potential takeover battle, and I sold the stock to take advantage of the jump in its stock price. BET Holdings, a top holding six months ago, also benefited from a buyout offer, and I sold it to take profits. During the last few months of the period, Coca-Cola and Procter & Gamble outperformed the market. A declining interest-rate environment such as we've had is very good for steady growth companies like the ones I just mentioned. And, when the market gets worried about its future prospects, there is usually a flight to quality stocks like these two.
Q. EVEN WITH ITS STRONG PERFORMANCE, THE FUND MUST HAVE HELD SOME DISAPPOINTING STOCKS . . .
A. Sure. Philip Morris turned out to be a disappointment, as the anticipated lawsuit settlement continued to be delayed. In addition, cereal companies such as Kellogg and General Mills didn't do as well as expected. This industry did not get attractive pricing nor much growth, and its product mix has shifted negatively to more generics with lower profit margins.
Q. YOU'RE INTERESTED IN ENTERTAINMENT AND CABLE STOCKS. WHAT'S
HAPPENING THERE?
A. Right now, I'm very interested in broadcasting, entertainment, cable and advertising. Ad rates are way up. Broadcasters profit by charging more for ads, and newspapers benefit by increasing help wanted and other types of ads. Cable operators are developing the capability of two-way communication, and can raise prices and retain market share. Their future is much brighter now than when satellite TV exploded onto the scene last year.
Q. WHAT'S YOUR OUTLOOK?
A. I'm cautious, as always. Although the U.S. economy is strong and unemployment continues to be low, personal indebtedness is still high. If the economy weakens, the degree of indebtedness could be a big issue. I believe that we won't know until the spring how great the impact of Asia's problems will be, and how intertwined the global economy is. Some Asian competitors are now dealing with currencies that have been halved; that could make them low-cost producers. And, with the U.S. market an open one, more imports could create problems for smaller U.S. niche companies. The challenge right now is that stocks aren't priced as low as they were six months ago, but my discipline - finding a balance of risk and return - tends to remain the same, no matter what the market conditions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$15 million
MANAGER: Doug Chase, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.4%
 SHARES VALUE (NOTE 1)
ADVERTISING - 1.5%
ADVERTISING - 0.3%
Outdoor Systems, Inc. (a)  1,775 $ 42,600  69005710
ADVERTISING AGENCIES - 1.2%
Interpublic Group of Companies, Inc.   2,000  98,125  46069010
Omnicom Group, Inc.   2,100  85,181  68191910
  183,306
TOTAL ADVERTISING   225,906
AGRICULTURE - 0.3%
CROPS - 0.3%
Pioneer Hi-Bred International, Inc.   500  50,031  72368610
AIR TRANSPORTATION - 0.6%
TRANSPORTATION SERVICES - 0.6%
Viad Corp.   4,400  87,450  92552R10
APPAREL STORES - 2.0%
FAMILY CLOTHING STORES - 0.4%
Abercrombie & Fitch Co. (a)  1,500  46,688  00289620
Stage Stores, Inc. (a)  500  19,391  85254C10
  66,079
GENERAL APPAREL STORES - 1.1%
Gap, Inc.   3,575  139,648  36476010
TJX Companies, Inc.   900  30,488  87254010
  170,136
SHOE STORES - 0.5%
Payless ShoeSource, Inc. (a)  1,100  71,569  70437910
TOTAL APPAREL STORES   307,784
BEVERAGES - 9.9%
MALT BEVERAGE - 0.2%
Coors (Adolph) Co. Class B  900  28,575  21701610
SOFT DRINKS - 9.7%
Coca-Cola Co. (The)  12,800  828,800  19121610
PepsiCo, Inc.   18,000  649,125  71344810
  1,477,925
TOTAL BEVERAGES   1,506,500
BROADCASTING - 5.2%
CABLE TV OPERATORS - 4.1%
Comcast Corp.:  20030010
 Class A  3,000  93,188  20030010
 Class A special  900  28,181  20030020
Cox Communications, Inc. Class A (a)  1,800  66,375  22404410
TCA Cable TV, Inc.   1,600  74,800  87224110
Tele-Communications, Inc. (TCI Group),
 Series A (a)  3,400  95,200  87924V10
Time Warner, Inc.   4,125  264,773  88731510
  622,517
RADIO BROADCASTING - 0.7%
Chancellor Media Corp. (a)  1,400  48,125  15891510
Clear Channel Communications, Inc. (a)  850  65,450  18450210
  113,575
TELEVISION BROADCASTING - 0.4%
CBS Corp.   1,907  57,091  12490K10
TOTAL BROADCASTING   793,183

 SHARES VALUE (NOTE 1)
CELLULAR - 0.9%
CELLULAR & COMMUNICATION SERVICES - 0.9%
Centennial Cellular Corp. Class A (a) 1,400 $ 29,400 15133V10 Mobile Telecommunications Technologies,
 Inc. (a)  1,300  29,331  60740610
Nextel Communications, Inc. Class A (a)  3,000  81,938  65332V10
  140,669
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER & SOFTWARE STORES - 0.4%
CompUSA, Inc. (a)  2,000  61,875  20493210
COMPUTER SERVICES - 0.5%
America Online, Inc. (a)  575  55,020  02364J10
Computer Learning Centers, Inc. (a)  800  27,250  20519910
  82,270
PREPACKAGED COMPUTER SOFTWARE - 0.1%
Midway Games, Inc. (a)  500  10,875  59814810
TOTAL COMPUTER SERVICES & SOFTWARE   155,020
COMPUTERS & OFFICE EQUIPMENT - 0.2%
COMPUTER EQUIPMENT - WHOLESALE - 0.2%
CDW Computer Centers, Inc. (a)  400  24,350  12512910
CONSUMER DURABLES - 0.1%
MANUFACTURING INDUSTRIES, NEC - 0.1%
Blyth Industries, Inc. (a)  500  14,250  09643P10
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Black & Decker Corp.   1,700  81,919  09179710
DRUG STORES - 1.7%
CVS Corp.   2,015  132,108  12665010
Rite Aid Corp.   400  24,975  76775410
Walgreen Co.   3,250  107,656  93142210
  264,739
DRUGS & PHARMACEUTICALS - 0.2%
Rexall Sundown, Inc. (a)  1,000  34,563  76164810
EDUCATIONAL SERVICES - 0.4%
COLLEGES, UNIVERSITIES & PROFESSIONAL SCHOOLS - 0.3%
Apollo Group, Inc. Class A (a)  1,000  45,250  03760410
EDUCATIONAL SERVICES - 0.1%
Childrens Comprehensive Services,   16875K20
 Inc. (a)  600  10,350  16875K20
TOTAL EDUCATIONAL SERVICES   55,600
ENGINEERING - 0.3%
SPECIAL CONTRACTORS - 0.3%
Comfort Systems USA, Inc.   2,400  46,350  19990810
ENTERTAINMENT - 6.2%
CRUISES - 0.8%
Carnival Cruise Lines, Inc. Class A 2,200 122,788 14365810 MOTION PICTURE PRODUCTION - 5.4%
Disney (Walt) Co.   5,900  628,719  25468710
King World Productions, Inc.   1,800  106,538  49566710
Viacom, Inc. Class B (non-vtg.) (a)  2,000  83,500  92552430
  818,757
TOTAL ENTERTAINMENT   941,545
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FOODS - 8.0%
CANNED SPECIALTIES - 0.9%
Campbell Soup Co.   2,600 $ 139,100  13442910
FOOD - 4.0%
Dole Food, Inc.   775  36,038  25660510
General Mills, Inc.   1,250  93,047  37033410
Heinz (H.J.) Co.   3,175  176,014  42307410
Kellogg Co.   1,300  60,044  48783610
Sara Lee Corp.   4,500  245,531  80311110
  610,674
GENERAL FOOD PREPARATIONS - 0.2%
Sysco Corp.   575  25,731  87182910
GRAIN MILL PRODUCTS - 1.2%
Archer-Daniels-Midland Co.   1,900  40,019  03948310
Corn Products International, Inc.   1,343  42,976  21902310
Quaker Oats Co.   500  26,875  74740210
Ralston Purina Co.   800  75,100  75127730
  184,970
MEAT & FISH - 1.1%
ConAgra, Inc.   5,275  166,822  20588710
PACKAGED & FROZEN FOODS - 0.6%
Bestfoods  975  95,063  08658U10
TOTAL FOODS   1,222,360
GENERAL MERCHANDISE STORES - 12.1%
DEPARTMENT STORES - 3.1%
Carson Pirie Scott & Co. (a)  600  30,600  14590310
Federated Department Stores, Inc. (a) 3,500 148,313 31410H10 Kohls Corp. (a) 600 41,625 50025510
Meyer (Fred), Inc. (a)  1,300  47,938  59290710
Penney (J.C.) Co., Inc.   2,625  176,859  70816010
Proffitts, Inc. (a)  1,000  29,375  74292510
  474,710
GENERAL MERCHANDISE STORES - 7.1%
Dayton Hudson Corp.   2,300  165,456  23975310
Wal-Mart Stores, Inc.   22,950  915,131  93114210
  1,080,587
VARIETY STORES - 1.9%
Consolidated Stores Corp. (a)  1,440  59,220  21014910
Costco Companies, Inc. (a)  1,000  43,375  22160Q10
Dollar Tree Stores (a)  1,100  46,819  25674710
Michaels Stores, Inc. (a)  3,000  92,250  59408710
99 Cents Only Stores (a)  1,468  46,609  65440K10
  288,273
TOTAL GENERAL MERCHANDISE STORES   1,843,570
GROCERY STORES - 2.8%
GROCERIES, GENERAL LINE - WHOLESALE - 0.3%
JP Foodservice, Inc. (a)  1,400  48,913  46623210
GROCERY - RETAIL - 2.5%
Albertson's, Inc.   600  28,613  01310410
Dominick's Supermarkets, Inc. (a)  900  35,663  25715910
Hannaford Brothers Co.   1,000  38,938  41055010
Safeway, Inc. (a)  4,025  267,411  78651420
  370,625
TOTAL GROCERY STORES   419,538

 SHARES VALUE (NOTE 1)
HOME FURNISHINGS - 0.2%
FURNITURE - 0.2%
Leggett & Platt, Inc.   625 $ 28,242  52466010
HOUSEHOLD PRODUCTS - 15.0%
COSMETICS - 6.5%
Alberto-Culver Co. Class A  1,400  35,875  01306820
Avon Products, Inc.   3,075  184,500  05430310
Gillette Co.   7,150  706,063  37576610
Estee Lauder Companies, Inc.   400  21,975  51843910
Revlon, Inc. Class A  900  38,138  76152550
  986,551
FABRICATED RUBBER PRODUCTS - 0.2%
Rubbermaid, Inc.   900  23,288  78108810
MANUFACTURED PRODUCTS - 0.1%
First Brands Corp.   475  13,152  31935610
SOAPS & DETERGENTS - 8.2%
Clorox Co.   1,400  107,275  18905410
Colgate-Palmolive Co.   2,050  150,163  19416210
Dial Corp.   600  12,563  25247D10
Procter & Gamble Co.   9,530  746,914  74271810
Unilever NV ADR  4,200  239,663  90478450
  1,256,578
TOTAL HOUSEHOLD PRODUCTS   2,279,569
LEASING & RENTAL - 0.5%
VIDEO TAPE RENTAL - 0.5%
Hollywood Entertainment Corp. (a) 8,300 79,888 43614110 LEISURE DURABLES & TOYS - 1.1%
MOTORCYCLES - 0.2%
Harley-Davidson, Inc.   1,000  25,125  41282210
SPORTING & ATHLETIC GOODS - 0.4%
Callaway Golf Co.   2,300  62,100  13119310
TOYS & GAMES - 0.5%
Mattel, Inc.   2,000  81,000  57708110
TOTAL LEISURE DURABLES & TOYS   168,225
LODGING & GAMING - 0.9%
HOTELS, MOTELS, & TOURIST CENTERS - 0.9%
Mirage Resorts, Inc. (a)  1,700  39,206  60462E10
Promus Hotel Corp. (a)  1,000  45,188  74342P10
Sun International Hotels Ltd. Ord. (a)  1,400  53,550  86699N22
  137,944
PHOTOGRAPHIC EQUIPMENT - 0.1%
Polaroid Corp.   300  12,319  73109510
PRINTING - 0.5%
COMMERCIAL PRINTING, NEC - 0.5%
Valassis Communications, Inc. (a)  2,400  82,800  91886610
PUBLISHING - 3.8%
BOOK PUBLISHING & PRINTING - 1.1%
Harcourt General, Inc.   1,550  82,620  41163G10
Dun & Bradstreet Corp.   2,000  63,750  26483010
Scholastic Corp. (a)  800  28,000  80706610
  174,370
NEWSPAPERS - 2.2%
Belo (A.H.) Corp. Class A  1,200  64,425  08055510
Dow Jones & Co., Inc.   450  22,613  26056110
Gannett Co., Inc.   1,950  117,975  36473010
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PUBLISHING - CONTINUED
NEWSPAPERS - CONTINUED
New York Times Co. (The) Class A  700 $ 45,544  65011110
Times Mirror Co. Class A  500  28,813  88736410
Tribune Co.   900  54,675  89604710
  334,045
PERIODICALS - 0.5%
Playboy Enterprises, Inc. Class B (a)  4,700  74,613  72811730
TOTAL PUBLISHING   583,028
REAL ESTATE - 0.2%
CEMETERY SUBDIVIDERS & DEVELOP - 0.2%
Stewart Enterprises, Inc. Class A  600  27,600  86037010
RESTAURANTS - 0.7%
Logan's Roadhouse, Inc. (a)  25  456  54119810
Outback Steakhouse, Inc. (a)  1,400  44,800  68989910
Papa John's International, Inc. (a)  800  27,700  69881310
PJ America, Inc. (a)  2,400  40,200  72585Q10
  113,156
RETAIL & WHOLESALE, MISCELLANEOUS - 4.9%
BOOK STORES - RETAIL - 0.3%
Barnes & Noble, Inc. (a)  1,700  54,081  06777410
BUILDING MATERIALS - RETAIL - 1.8%
Home Depot, Inc.   4,700  283,469  43707610
JEWELRY STORES - 0.2%
Zale Corp. (a)  1,000  24,500  98885810
LUMBER & BUILDING MATERIALS-RETAIL - 0.6%
Lowe's Companies, Inc.   1,800  91,013  54866110
MAIL ORDER - 0.3%
Brylane, Inc.   600  29,850  11766110
Tele-Communications Liberty Media  87924V50  87924V50
 Group, Series A (a)  500   87924V50 17,906  87924V50
  47,756
MISCELLANEOUS DURABLE GOODS - WHOLESALE - 0.2%
Action Performance Companies, Inc. (a) 800 25,300 00493310 MUSIC, TV, & ELECTRONICS STORES - 0.5%
Best Buy Co., Inc. (a)  800  40,500  08651610
Tandy Corp.   900  34,875  87538210
  75,375
RETAIL, GENERAL - 1.0%
Bed Bath & Beyond, Inc. (a)  1,200  47,550  07589610
Office Depot, Inc. (a)  1,200  26,700  67622010
Staples, Inc. (a)  4,200  76,300  85503010
  150,550
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   752,044
SERVICES - 1.4%
BEAUTY SHOPS - 0.5%
Steiner Leisure Ltd. (a)  2,450  76,563  85899J22
BUSINESS CONSULTING SERVICES - 0.2%
Corrections Corp. of America (a) 800 29,500 22025610 DETECTIVE, GUARD & ARMORED CAR - 0.1%
Pittston Co. (Brinks Group)  300  12,169  72570110
PERSONAL SERVICES - 0.2%
Block (H&R), Inc.   700  30,713  09367110

 SHARES VALUE (NOTE 1)
PERSONNEL SUPPLY SERVICES - 0.4%
AccuStaff, Inc. (a)  1,200 $ 30,900  00440110
Personnel Group of America, Inc. (a)  1,000  36,250  71533810
  67,150
TOTAL SERVICES   216,095
TELEPHONE SERVICES - 0.9%
US WEST Media Group (a)  4,800  142,500  91288920
TEXTILES & APPAREL - 1.5%
APPAREL - 0.7%
Intimate Brands, Inc. Class A  1,000  25,313  46115610
Kellwood Co.   1,000  30,375  48804410
Warnaco Group, Inc. Class A  1,600  53,400  93439010
  109,088
MEN'S & BOYS' CLOTHING - 0.6%
Pacific Sunwear of California,Inc. (a) 2,900 83,375 69487310 WOMEN'S & MISSES' OUTERWEAR - 0.2%
Jones Apparel Group, Inc.   700  30,450  48007410
TOTAL TEXTILES & APPAREL   222,913
TOBACCO - 4.7%
TOBACCO MANUFACTURERS - 4.7%
Consolidated Cigar Holdings, Inc.
 Class A (a)  2,700  65,138  20902E10
Philip Morris Companies, Inc.   13,800  572,700  71815410
UST, Inc.   2,100  72,450  90291110
  710,288
TOTAL COMMON STOCKS
 (Cost $12,727,307)   13,771,938
CASH EQUIVALENTS - 9.6%
Taxable Central Cash Fund (b)
 (Cost $1,468,701)  1,468,701  1,468,701  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $14,196,008)  $ 15,240,639
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $14,203,171. Net unrealized appreciation aggregated $1,037,468, of which $1,245,952 related to appreciated investment securities and $208,484 related to depreciated investment securities.
ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)




ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                      $ 15,240,639
(COST $14,196,008) - SEE ACCOMPANYING SCHEDULE

CASH                                                                                                      40,700

RECEIVABLE FOR INVESTMENTS SOLD                                                                          147,853

RECEIVABLE FOR FUND SHARES SOLD                                                                          120,346

DIVIDENDS RECEIVABLE                                                                                      9,178

INTEREST RECEIVABLE                                                                                       4,833

PREPAID EXPENSES                                                                                            10,766

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                680

 TOTAL ASSETS                                                                                            15,574,995

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                           $ 127,102

PAYABLE FOR FUND SHARES REDEEMED                                                              989

DISTRIBUTION FEES PAYABLE                                                                     5,532

OTHER PAYABLES AND                                                                            22,368
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                        155,991

NET ASSETS                                                                                              $ 15,419,004

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                            $ 14,009,706

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                                             (37,480)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           402,102

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES    1,044,676

NET ASSETS                                                                                                   $ 15,419,004


CALCULATION OF MAXIMUM                                $12.88
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($1,206,871 (DIVIDED BY)
  93,725 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.67
 (100/94.25 OF $12.88)

 CLASS T:                                             $12.83
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($10,182,898 (DIVIDED BY)
  793,875 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.30
 (100/96.50 OF $12.83)

 CLASS B:                                             $12.79
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($1,793,873 (DIVIDED BY)
  140,310 SHARES) A

 CLASS C:                                             $12.81
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($83,766 (DIVIDED BY) 6,539
  SHARES) A

 INSTITUTIONAL CLASS:                                 $12.89
 NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  ($2,151,596 (DIVIDED BY) 166,970 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 56,662
DIVIDENDS

INTEREST                                                                         25,700

 TOTAL INCOME                                                                    82,362

EXPENSES

MANAGEMENT FEE                                                     $ 36,215

TRANSFER AGENT FEES                                                 17,614

DISTRIBUTION FEES                                                   27,058

ACCOUNTING FEES AND EXPENSES                                        30,009

NON-INTERESTED TRUSTEES' COMPENSATION                               19

CUSTODIAN FEES AND EXPENSES                                         3,351

REGISTRATION FEES                                                   33,714

AUDIT                                                               16,678

LEGAL                                                               199

REPORTS TO SHAREHOLDERS                                             4,976

MISCELLANEOUS                                                       51

 TOTAL EXPENSES BEFORE REDUCTIONS                                   169,884

 EXPENSE REDUCTIONS                                                 (52,797)     117,087

NET INVESTMENT INCOME (LOSS)                                                     (34,725)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              1,012,392

 FOREIGN CURRENCY TRANSACTIONS                                      33           1,012,425

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              24,648

 ASSETS AND LIABILITIES IN                                          45           24,693
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  1,037,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,002,393


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997




OPERATIONS                                                                              $ (34,725)     $ (36,592)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                                  1,012,425      919,965

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                     24,693         1,019,983

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            1,002,393      1,903,356

DISTRIBUTIONS TO SHAREHOLDERS                                                               (2,755)        -
IN EXCESS OF NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                    (1,430,596)    (29,021)

 TOTAL DISTRIBUTIONS                                                                          (1,433,351)    (29,021)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                   5,657,382      8,310,212

REDEMPTION FEES                                                                                6,060          1,973

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      5,232,484      10,186,520

NET ASSETS

 BEGINNING OF PERIOD                                                                           10,186,520     -

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $37,480 AND
$0, RESPECTIVELY)                                                                             $ 15,419,004   $ 10,186,520



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.48       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)         (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.10          3.60

 TOTAL FROM INVESTMENT OPERATIONS                                    1.07          3.55

LESS DISTRIBUTIONS

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.67)        (.07)

 TOTAL DISTRIBUTIONS                                                 (1.68)        (.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.88       $ 13.48

TOTAL RETURN B, C                                                    8.88%         35.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,207       $ 944

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F    1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.73% A, G    1.73% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.40)% A      (.50)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 13.45       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                                  (.04)         (.09)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                        1.07          3.60

 TOTAL FROM INVESTMENT OPERATIONS                                               1.03          3.51

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                          (1.66)        (.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                                        .01           -

NET ASSET VALUE, END OF PERIOD                                                  $ 12.83       $ 13.45

TOTAL RETURN B, C                                                                8.57%         35.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                          $ 10,183      $ 7,314

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                          2.00% A, F    2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                 1.98% A, G    1.97% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                     (.63)% A      (.83)% A

PORTFOLIO TURNOVER                                                               213% A        203% A

AVERAGE COMMISSION RATE H                                                         $ .0223       $ .0307

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO
JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.42       $ 11.46

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.07)         (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.07          2.04

 TOTAL FROM INVESTMENT OPERATIONS                                    1.00          1.96

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (1.64)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.79       $ 13.42

TOTAL RETURN B, C                                                    8.34%         17.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,794       $ 596

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F    2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.48% A, G    2.46% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.11)% A     (1.60)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF CLASS B SHARES) TO
JULY 31, 1997. F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                           PERIOD ENDED
                           JANUARY 31, 1998 E

SELECTED PER-SHARE DATA    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 12.66

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .67

 TOTAL FROM INVESTMENT OPERATIONS                                    .64

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.49)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 12.81

TOTAL RETURN B, C                                                    5.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 84

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.00)% A

PORTFOLIO TURNOVER                                                   213% A

AVERAGE COMMISSION RATE  H                                          $ .0223

A ANNUALIZED B THE TOTAL RETURN
WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE
PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT DEFERRED
SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF CLASS C
SHARES) TO JANUARY 31, 1998. F FMR
AGREED TO REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED
A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.51       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)  D                                     (.01)         (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.08          3.59

 TOTAL FROM INVESTMENT OPERATIONS                                    1.07          3.58

LESS DISTRIBUTIONS

 IN EXCESS OF NET INVESTMENT INCOME                                  (.02)         -

 FROM NET REALIZED GAIN                                              (1.68)        (.07)

 TOTAL DISTRIBUTIONS                                                 (1.70)        (.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.89       $ 13.51

TOTAL RETURN B, C                                                    8.86%         35.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,152       $ 1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50% A, F    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.48% A, G    1.48% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.12)% A      (.13)% A

PORTFOLIO TURNOVER                                                   213% A        203% A

AVERAGE COMMISSION RATE H                                           $ .0223       $ .0307


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE
TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $15,121,055 and $12,128,299, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,229    $ 1,229

CLASS T     20,851     20,851

CLASS B     4,863      1,215

CLASS C     115        -

           $ 27,058   $ 23,295

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     $487

CLASS T     $890

CLASS B     $159

CLASS C     $201

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 3,989    $ 3,176

CLASS T     6,810      4,729

CLASS B     927        0 *

CLASS C     11         0 *

           $ 11,737   $ 7,905

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC **   $ 1,617    .33 *

CLASS T                 FIIOC **    12,308    .30 *

CLASS B                 FIIOC **    1,914     .40 *

CLASS C                 FIIOC **    76        .68 *

INSTITUTIONAL CLASS     FIIOC **    1,699     .18 *

                                   $ 17,614

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,120 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 7,575

CLASS T                2.00%          18,541

CLASS B                2.50%          15,126

CLASS C                2.50%          3,529

INSTITUTIONAL CLASS    1.50%          6,820

                                     $ 51,591

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,206 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                      SIX MONTHS ENDED    YEAR ENDED
                                      JANUARY 31,         JULY 31,

                                      1998 A              1997 B, C

CLASS A

IN EXCESS OF NET INVESTMENT INCOME    $ 723               $ -

FROM NET REALIZED GAIN                 121,875             4,926

TOTAL                                 $ 122,598           $ 4,926

CLASS T

FROM NET REALIZED GAIN                $ 1,001,052         $ 16,753

CLASS B

FROM NET REALIZED GAIN                $ 102,510           $ -

CLASS C

FROM NET REALIZED GAIN                $ 1,954             $ -

INSTITUTIONAL CLASS

IN EXCESS OF NET INVESTMENT INCOME    $ 2,032             $ -

FROM NET REALIZED GAIN                 203,205             7,342

TOTAL                                 $ 205,237           $ 7,342

                                      $ 1,433,351         $ 29,021

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,     JANUARY 31,         JULY 31,

                                 1998 A              1997 B, C    1998 A              1997 B, C



CLASS A                           23,874              88,027      $ 311,282           $ 950,592
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     9,124               457          113,019             4,913

SHARES REDEEMED                   (9,289)             (18,468)     (121,191)           (227,830)

NET INCREASE (DECREASE)           23,709              70,016      $ 303,110           $ 727,675

CLASS T                           280,817             629,432     $ 3,609,525         $ 7,025,043
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     73,835              1,492        913,447             16,036

SHARES REDEEMED                   (104,712)           (86,989)     (1,338,376)         (987,625)

NET INCREASE (DECREASE)           249,940             543,935     $ 3,184,596         $ 6,053,454

CLASS B                           90,531              45,607      $ 1,158,051         $ 545,925
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7,684               -            94,935              -

SHARES REDEEMED                   (2,310)             (1,202)      (29,781)            (13,641)

NET INCREASE (DECREASE)           95,905              44,405      $ 1,223,205         $ 532,284

CLASS C                           6,697               -           $ 86,473            $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     43                  -            542                 -

SHARES REDEEMED                   (201)               -            (2,510)             -

NET INCREASE (DECREASE)           6,539               -           $ 84,505            $ -

INSTITUTIONAL CLASS               69,833              121,713     $ 889,749           $ 1,256,098
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     15,764              682          196,010             7,342

SHARES REDEEMED                   (17,305)            (23,717)     (223,793)           (266,641)

NET INCREASE (DECREASE)           68,292              98,678      $ 861,966           $ 996,799


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 5,893

CLASS T                 6,105

CLASS B                 13,178

CLASS C                 3,462

INSTITUTIONAL CLASS     5,076

                       $ 33,714

ADVISOR CYCLICAL INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                  MONTHS   YEAR     FUND

FIDELITY ADV CYCLICAL - INST CL   -1.76%   18.64%   37.18%

S&P 500                           3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   LIFE OF
JANUARY 31, 1998                        YEAR     FUND

FIDELITY ADV CYCLICAL - INST CL         18.64%   25.11%

S&P 500                                 26.91%   35.57%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 165803 S00000000000001
             FA Cyclical Ind -CL I       S&P 500
             00204                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10390.00                    10516.69
  1996/10/31      10690.00                    10806.74
  1996/11/30      11330.00                    11623.62
  1996/12/31      11260.09                    11393.36
  1997/01/31      11562.78                    12105.21
  1997/02/28      11603.14                    12200.12
  1997/03/31      11239.91                    11698.81
  1997/04/30      11441.70                    12397.23
  1997/05/31      12390.13                    13151.98
  1997/06/30      13045.96                    13741.19
  1997/07/31      13964.13                    14834.57
  1997/08/31      13661.43                    14003.54
  1997/09/30      13989.10                    14770.51
  1997/10/31      13094.39                    14277.18
  1997/11/30      13315.44                    14938.07
  1997/12/31      13424.95                    15194.56
  1998/01/30      13717.97                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 165805 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $13,718 - a 37.18% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   9.5

FORD MOTOR CO.                         4.6

TYCO INTERNATIONAL LTD.                2.7

LOCKHEED MARTIN CORP.                  2.5

FLUOR CORP.                            2.1

HONEYWELL, INC.                        2.1

XEROX CORP.                            2.0

EMERSON ELECTRIC CO.                   1.9

ALUMINUM CO. OF AMERICA                1.9

MINNESOTA MINING & MANUFACTURING CO.   1.9

TOP INDUSTRIES AS OF JANUARY 31, 1998
ELECTRICAL MACHINERY 13.4%
CHEMICALS 5.3%
MOTOR VEHICLES &
CAR BODIES 5.0%
AIR TRANSPORT,
MAJOR NATIONAL 4.7%
GENERAL INDUSTRIAL MACHINERY 4.4%
ALL OTHERS 67.2%
ROW: 1, COL: 1, VALUE: 67.2
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 5.3
ROW: 1, COL: 6, VALUE: 13.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An Interview with
Albert Ruback, Portfolio Manager of Fidelity
Advisor Cyclical
Industries Fund
Q. HOW DID THE FUND PERFORM, ALBERT?
Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE S&P 500?
A. The biggest surprise for me was the magnitude of the impact from concerns in the Asian Pacific. The fund's holdings in paper and aluminum companies - such as Aluminum Company of America - took a hit over concerns about diminished demand in that region. Any slight change in customer demand can reduce commodity prices, which is then reflected in stock performance, and so aluminum and paper stocks suffered. These stocks have come back lately, however. While I have trimmed back a little in paper stocks, I have maintained my conviction and continue to hold aluminum stocks.
Q. WHAT ARE YOU LOOKING FOR IN TODAY'S MARKET?
A. Increasingly, I am looking for stability of earnings. So, for example, I like companies that will benefit from the health of the aerospace sector. I want companies that have more predictable earnings. The mainstays in aerospace would be Textron, for example, which saw a huge improvement in demand, or Gulfstream. These companies should benefit from any improvement in the aerospace cycle, especially in smaller niches such as business jets.
Q. YOU'RE A VALUE INVESTOR. IS IT HARDER TO BE VALUE-ORIENTED GIVEN THE STATE OF THE MARKET TODAY?
A. It is more challenging. I have to be more selective. I have changed my orientation towards what I consider value in today's market. Now, I look at stocks more on a relative basis to the overall market valuation, whereas I used to look at them almost entirely on an absolute basis. So when I analyze a stock now, I look at it relative to its industry, to other stocks within the general sector, and to the overall market. An example of this orientation would be Textron. Over the past seven years, the company's earnings growth has been better than the earnings growth of the market. And yet, the stock is still trading at a thirty percent discount to the market. So even though it is at the high end of its historical range, I don't believe it should be trading at such a discount. I think it should be trading at least at parity if not at a premium.
Q. I SEE THAT SOME OF YOUR LARGEST HOLDINGS HAVEN'T CHANGED DURING THE PAST SIX MONTHS. WHY IS THAT?
A. I choose stocks for the long term. That is the case with a stock like General Electric, which is the largest holding in the fund. In terms of earnings predictability, the company has a long history of meeting shareholder expectations. Because GE has been very conservative financially and hedges its currency exposure, at the end of the period it appeared to have minimal exposure from the Asian Pacific crisis. Also, it was in the midst of a significant cost-reduction effort called the Six Sigma effort that aimed to potentially double current earnings over the period of a couple of years. Ford, which also has been in a major cost reduction effort, is a company whose stock I have been acquiring recently. While I am concerned about the overall auto cycle, Ford appeared to be well positioned because of cost-reduction efforts and an aggressive stock buyback program. It also plans to launch some attractive vehicles soon.
Q. DO YOU SEE ANY OTHER SHIFTS IN STRATEGY OVER THE NEXT SIX MONTHS?
A. I am looking for two types of companies: those that are doing a good job of growing their unit sales, and those that are seemingly at their capacity, which will enable them to get price improvements. A good example of a company that was growing its unit sales at the end of the period is the specialty chemical company Cytec.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$4 million
MANAGER: Albert Ruback, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.9%
AIRCRAFT - 3.0%
Gulfstream Aerospace Corp. (a)  700 $ 23,832
Lockheed Martin Corp.   1,057  109,994
  133,826
AIRCRAFT & PARTS - 2.1%
Precision Castparts Corp.   200  10,425
Sundstrand Corp.   400  21,775
Textron, Inc.   1,000  59,813
  92,013
AIRCRAFT EQUIPMENT - 0.4%
Aviall, Inc. (a)  500  7,375
Fairchild Corp. Class A (a)  500  10,188
  17,563
MISSILES & SPACE VEHICLES - 1.0%
Alliant Techsystems, Inc. (a)   400  23,775
Thiokol Corp.   250  21,563
  45,338
ORDNANCE - 0.4%
Harsco Corp.   400  16,225
TOTAL AEROSPACE & DEFENSE   304,965
AIR TRANSPORTATION - 4.7%
AIR TRANSPORT, MAJOR NATIONAL - 4.7%
AMR Corp. (a)  500  63,125
Alaska Air Group, Inc.   1,000  48,563
America West Holding Corp. Class B (a)  900  19,631
Continental Airlines, Inc. Class B (a)  500  23,188
Southwest Airlines Co.   1,100  28,669
US Airways Group, Inc. (a)  400  24,375
  207,551
AUTOS, TIRES, & ACCESSORIES - 8.1%
AUTO & TRUCK PARTS - 2.8%
Borg-Warner Automotive, Inc.   200  10,713
Cummins Engine Co., Inc.   300  16,050
Eaton Corp.   200  17,950
SPX Corp.   600  43,800
TRW, Inc.   500  25,438
Wynn's International, Inc.   450  10,266
  124,217
MOTOR VEHICLES & CAR BODIES - 5.0%
Ford Motor Co.   4,000  204,000
Lear Corp. (a)  300  14,906
  218,906
TIRES & INNER TUBES - 0.3%
Goodyear Tire & Rubber Co.   200  12,525
TOTAL AUTOS, TIRES, & ACCESSORIES   355,648
BROADCASTING - 1.8%
TELEVISION BROADCASTING - 1.8%
CBS Corp.   2,600  77,838
BUILDING MATERIALS - 3.2%
AIR-CONDITIONING EQUIPMENT - 1.1%
American Standard Companies, Inc. (a)  1,200  48,075
CEMENT - 0.4%
Southdown, Inc.   300  18,919
CONCRETE, GYPSUM, PLASTER - 0.2%
USG Corp. (a)  200  10,525

 SHARES VALUE (NOTE 1)
PAINT & VARNISH - 0.6%
Lilly Industrial Coatings, Inc. Class A  900 $ 16,313
Sherwin-Williams Co.   300  8,550
  24,863
PLUMBING SUPPLIES - WHOLESALE - 0.9%
Masco Corp.   800  39,400
TOTAL BUILDING MATERIALS   141,782
CHEMICALS & PLASTICS - 9.4%
ADHESIVES & SEALANTS - 0.9%
Ferro Corp.   800  19,750
Nalco Chemical Co.   500  18,750
  38,500
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   300  11,494
CHEMICALS - 5.3%
Cytec Industries, Inc. (a)  900  46,294
du Pont (E.I.) de Nemours & Co.   800  45,300
Goodrich (B.F.) Co.   140  5,871
Monsanto Co.   1,600  75,900
NL Industries, Inc. (a)  1,000  17,813
Witco Corp.   1,100  44,550
  235,728
INDUSTRIAL GASES - 0.5%
Air Products & Chemicals, Inc.   300  24,019
PLASTICS & SYNTHETIC RESINS - 0.5%
Solutia, Inc.   360  10,058
Spartech Corp.  700  11,288
  21,346
PLASTICS, NEC - 1.1%
Ivex Packaging Corp.   2,200  46,200
UNSUPPORTED PLASTICS FILM & SHEET - 0.8%
W.R. Grace & Co.  300  23,569
Sealed Air Corp. (a)  200  12,575
  36,144
TOTAL CHEMICALS & PLASTICS   413,431
COMPUTERS & OFFICE EQUIPMENT - 2.8%
OFFICE AUTOMATION - 2.8%
Pitney Bowes, Inc.   800  36,700
Xerox Corp.   1,100  88,413
  125,113
CONSTRUCTION - 2.2%
GENERAL BUILDING - 0.2%
Toll Brothers, Inc. (a)  400  11,150
MOBILE HOMES - 0.6%
Oakwood Homes Corp.   700  25,156
OPERATIVE BUILDERS - 1.4%
Centex Corp.   200  12,550
Kaufman & Broad Home Corp.   500  12,875
Lennar Corp.   500  12,281
U.S. Home Corp. (a)  600  22,763
  60,469
TOTAL CONSTRUCTION   96,775
CONSUMER DURABLES - 1.9%
MANUFACTURING INDUSTRIES, NEC - 1.9%
Minnesota Mining & Manufacturing Co.   1,000  83,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSUMER ELECTRONICS - 1.2%
APPLIANCES - 0.9%
Black & Decker Corp.   300 $ 14,456
Maytag Co.   600  23,063
  37,519
RADIOS, TELEVISIONS, STEREOS - 0.3%
General Motors Corp. Class H  400  13,850
TOTAL CONSUMER ELECTRONICS   51,369
DEFENSE ELECTRONICS - 3.9%
Litton Industries, Inc. (a)  900  53,438
Northrop Grumman Corp.   500  61,313
Raytheon Co.:
 Class A  281  14,366
 Class B  800  41,700
  170,817
ELECTRICAL EQUIPMENT - 13.9%
ELECTRICAL MACHINERY - 13.4%
Emerson Electric Co.   1,400  84,700
General Electric Co.   5,400  418,500
Honeywell, Inc.   1,300  91,081
  594,281
ELECTRICAL, INDUSTRIAL APPARATUS - 0.5%
Hubbell, Inc. Class B  400  20,025
TOTAL ELECTRICAL EQUIPMENT   614,306
ELECTRONIC INSTRUMENTS - 1.1%
MEASURING INSTRUMENTS - 1.1%
Thermo Electron Corp. (a)  1,300  50,700
ENGINEERING - 2.3%
ARCHITECTS & ENGINEERS - 2.3%
EG & G, Inc.   400  9,650
Fluor Corp.   2,500  94,219
  103,869
HOLDING COMPANIES - 1.0%
HOLDING COMPANY OFFICES, NEC - 1.0%
Norfolk Southern Corp.   1,400  44,188
INDUSTRIAL MACHINERY & EQUIPMENT - 6.7%
ACCESSORIES, MEASURING DEVICES & CUTTING TOOLS - 0.2%
Stanley Works  200  8,850
CONSTRUCTION EQUIPMENT - 1.2%
Caterpillar, Inc.   1,100  52,800
FARM MACHINERY & EQUIPMENT - 0.9%
Case Corp.   700  40,819
GENERAL INDUSTRIAL MACHINERY - 4.4%
Illinois Tool Works, Inc.   700  38,981
Ingersoll-Rand Co.   900  35,775
Tyco International Ltd.  2,700  119,813
  194,569
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   297,038
IRON & STEEL - 2.4%
BLAST FURNACES - 0.5%
Steel Dynamics, Inc. (a)  1,100  22,000
FABRICATED METAL PRODUCTS - 0.6%
Aeroquip Vickers, Inc.   200  10,000
SPS Technologies, Inc. (a)  400  16,275
  26,275

 SHARES VALUE (NOTE 1)
IRON & STEEL BLAST FURNACES, MILLS - 0.8%
Inland Steel Industries, Inc.   800 $ 15,950
Nucor Corp.   400  19,050
  35,000
IRON & STEEL FOUNDRIES - 0.5%
Dofasco Inc.   1,300  22,328
TOTAL IRON & STEEL   105,603
LEASING & RENTAL - 0.2%
EQUIPMENT RENTAL & LEASING, NEC - 0.2%
Ryder Systems, Inc.   250  8,375
METALS & MINING - 5.9%
ALUMINUM, EXTRUDED PRODUCTS - 0.6%
Alumax, Inc. (a)  800  27,850
METAL MINING - 0.5%
Phelps Dodge Corp.   300  19,763
METAL ORES - 0.2%
Pechiney SA Class A  200  7,841
METALS & MINERALS - WHOLESALE - 0.2%
Elkem ASA  800  10,487
NON-METALLIC MINERAL MINING - 0.2%
Martin Marietta Materials, Inc.   274  10,412
NONFERROUS ROLLING & DRAWING - 1.0%
Superior Telecom, Inc. (a)  1,100  43,450
PRIMARY PRODUCTION OF ALUMINUM - 0.6%
Reynolds Metals Co.   400  25,225
PRIME NONFERROUS SMELTING - 2.6%
Alcan Aluminium Ltd.   1,100  32,723
Aluminum Co. of America  1,100  84,013
  116,736
TOTAL METALS & MINING   261,764
PACKAGING & CONTAINERS - 1.1%
GLASS CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  500  18,188
METAL CANS & CONTAINERS - 0.7%
Silgan Holdings, Inc.   1,100  30,388
TOTAL PACKAGING & CONTAINERS   48,576
PAPER & FOREST PRODUCTS - 3.2%
PAPER - 2.2%
Champion International Corp.   400  20,475
Stone Container Corp. (a)  1,400  17,850
Temple-Inland, Inc.   400  22,200
Union Camp Corp.   400  22,875
Willamette Industries, Inc.   500  16,750
  100,150
PAPER MILLS - 1.0%
Fort James Corp.   1,000  42,938
TOTAL PAPER & FOREST PRODUCTS   143,088
POLLUTION CONTROL - 2.9%
POLLUTION EQUIPMENT & DESIGN - 0.5%
Ogden Corp.   800  20,050
REFUSE SYSTEMS - 1.6%
Browning-Ferris Industries, Inc.   900  31,106
Eastern Environmental Services Inc.   1,000  24,750
Waste Management, Inc.   600  14,100
  69,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - CONTINUED
SANITARY SERVICES - 0.8%
USA Waste Services, Inc. (a)  992 $ 36,456
TOTAL POLLUTION CONTROL   126,462
PRINTING - 0.4%
COMMERCIAL PRINTING, NEC - 0.4%
Deluxe Corp.   500  16,500
RAILROADS - 2.8%
RAILROAD EQUIPMENT - 0.4%
Bombardier, Inc. Class B  800  15,444
RAILROADS - 2.4%
CSX Corp.   1,100  58,300
Canadian National Railway Co.   1,000  49,947
  108,247
TOTAL RAILROADS   123,691
SHIP BUILDING & REPAIR - 1.2%
SHIP BUILDERS - 1.2%
Avondale Industries, Inc. (a)  1,000  28,281
General Dynamics Corp.   200  17,250
Newport News Shipbuilding, Inc.   400  10,050
  55,581
TEXTILES & APPAREL - 0.5%
COTTON MILLS - 0.1%
Galey & Lord, Inc. (a)  400  6,375
TEXTILE MILL PRODUCTS - 0.4%
Unifi, Inc.   400  16,400
TOTAL TEXTILES & APPAREL   22,775
TRUCKING & FREIGHT - 1.9%
AIR COURIER SERVICES - 0.3%
CNF Transportation, Inc.   300  13,706
FREIGHT FORWARDING - 0.4%
Air Express International Corp.   300  7,969
Expeditors International
 of Washington, Inc.   300  9,338
  17,307
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   800  18,400
TRUCKING, LONG DISTANCE - 0.8%
USFreightways Corp.   400  14,000
Yellow Corp. (a)  800  20,900
  34,900
TOTAL TRUCKING & FREIGHT   84,313
TOTAL COMMON STOCKS
 (Cost $3,766,934)   4,135,618
CASH EQUIVALENTS - 6.4%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)  243,678 $ 243,678
 MATURITY
 AMOUNT
Investments in repurchase agreements
 U.S. Treasury obligations), in a joint
 trading account at 5.59%, dated
 1/30/98 due 2/2/98  $ 41,019  41,000
TOTAL CASH EQUIVALENTS
 (Cost $284,678)   284,678
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,051,612)  $ 4,420,296
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,056,189. Net unrealized appreciation aggregated $364,107, of which $483,468 related to appreciated investment securities and $119,361 related to depreciated investment securities.
ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $41,000) (COST $4,051,612) - SEE               $
4,420,296
ACCOMPANYING SCHEDULE


CASH                                                                                                                   37


RECEIVABLE FOR INVESTMENTS SOLD
110,206

RECEIVABLE FOR FUND SHARES SOLD
13,719

DIVIDENDS RECEIVABLE                                                                                                   2,857


INTEREST RECEIVABLE                                                                                                    1,259


PREPAID EXPENSES
11,013

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                              9,936


 TOTAL ASSETS
4,569,323

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                          $ 66,186


PAYABLE FOR FUND SHARES REDEEMED                                                                            10


DISTRIBUTION FEES PAYABLE                                                                                   1,383


OTHER PAYABLES AND ACCRUED EXPENSES                                                                         82,336


 TOTAL LIABILITIES
149,915

NET ASSETS                                                                                                            $
4,419,408

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                       $
3,973,982

ACCUMULATED NET INVESTMENT
(5,182)
INCOME (LOSS)


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
81,927

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
368,681
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                            $
4,419,408


CALCULATION OF MAXIMUM                                            $12.54
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($393,570 (DIVIDED BY)
  31,376 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $12.54)           $13.31

 CLASS T:                                                         $12.51
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($2,348,216 (DIVIDED BY)
  187,740 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                                 $12.96
 (100/96.50 OF $12.51)

 CLASS B:                                                         $12.44
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($455,633 (DIVIDED BY) 36,628
  SHARES) A

 CLASS C:                                                         $12.48
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($41,069 (DIVIDED BY) 3,290
  SHARES) A

 INSTITUTIONAL CLASS:                                             $12.64
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($1,180,920 (DIVIDED BY)  93,424 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 29,716
DIVIDENDS

INTEREST                                                                         8,290

 TOTAL INCOME                                                                    38,006

EXPENSES

MANAGEMENT FEE                                                     $ 14,033

TRANSFER AGENT FEES                                                 7,115

DISTRIBUTION FEES                                                   7,906

ACCOUNTING FEES AND EXPENSES                                        30,004

NON-INTERESTED TRUSTEES' COMPENSATION                               9

CUSTODIAN FEES AND EXPENSES                                         2,841

REGISTRATION FEES                                                   32,690

AUDIT                                                               15,875

LEGAL                                                               86

REPORTS TO SHAREHOLDERS                                             2,707

MISCELLANEOUS                                                       38

 TOTAL EXPENSES BEFORE REDUCTIONS                                   113,304

 EXPENSE REDUCTIONS                                                 (70,116)     43,188

NET INVESTMENT INCOME (LOSS)                                                     (5,182)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              231,436

 FOREIGN CURRENCY TRANSACTIONS                                      (19)         231,417

CHANGE IN NET UNREALIZED
 APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (381,220)

 ASSETS AND LIABILITIES IN                                          4            (381,216)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  (149,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (154,981)


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997


OPERATIONS                                                                                   $ (5,182)     $ 4,855
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                                     231,417       473,715

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                         (381,216)     749,897

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (154,981)     1,228,467

DISTRIBUTIONS TO SHAREHOLDERS                                                                 -             (10,690)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                       (348,447)     (45,982)

 TOTAL DISTRIBUTIONS                                                                          (348,447)     (56,672)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                  624,706       3,118,751

REDEMPTION FEES                                                                               5,442         2,142

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     126,720       4,292,688

NET ASSETS

 BEGINNING OF PERIOD                                                                          4,292,688     -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $5,182 AND $0, RESPECTIVELY)    $ 4,419,408   $ 4,292,688



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.80       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)         (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.27)         3.89

 TOTAL FROM INVESTMENT OPERATIONS                                    (.28)         3.88

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.01)

 FROM NET REALIZED GAIN                                              (.99)         (.08)

 TOTAL DISTRIBUTIONS                                                 (.99)         (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.54       $ 13.80

TOTAL RETURN B, C                                                    (1.92)%       39.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 393         $ 365

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F    1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.74% A, G    1.73% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.13)% A      (.09)% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE  H                                          $ .0239       $ .0210





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
 NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997. F  FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
 EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
 COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.77       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)  D                                     (.02)         (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.26)         3.89

 TOTAL FROM INVESTMENT OPERATIONS                                    (.28)         3.85

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.01)

 FROM NET REALIZED GAIN                                              (.99)         (.08)

 TOTAL DISTRIBUTIONS                                                 (.99)         (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.51       $ 13.77

TOTAL RETURN B, C                                                    (1.93)%       38.81%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,348       $ 1,920

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.00% A, F    2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.99% A, G    1.97% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.39)%  A     (.37)% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE  H                                          $ .0239       $ .0210





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE
HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
 RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE
 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
 FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
 DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
 STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.75       $ 11.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)  D                                     (.06)         (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.27)         2.25

 TOTAL FROM INVESTMENT OPERATIONS                                    (.33)         2.19

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.99)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.44       $ 13.75

TOTAL RETURN B, C                                                    (2.31)%       18.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 456         $ 252

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F    2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.50% A       2.45% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.89)% A      (1.11)% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE H                                           $ .0239       $ .0210





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. H A FUND
 IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                           PERIOD ENDED
                           JANUARY 31, 1998 E

SELECTED PER-SHARE DATA    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 12.54

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        .34

 TOTAL FROM INVESTMENT OPERATIONS                               .31

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                         (.38)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                        .01

NET ASSET VALUE, END OF PERIOD                                 $ 12.48

TOTAL RETURN B, C                                               2.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.50% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.97)% A

PORTFOLIO TURNOVER                                              142% A

AVERAGE COMMISSION RATE G                                      $ .0239




A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
 NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER
3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO JANUARY 31, 1998. F FMR AGREED
 TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
 EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.84       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME  D                                            .01           .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.28)         3.91

 TOTAL FROM INVESTMENT OPERATIONS                                    (.27)         3.94

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.02)

 FROM NET REALIZED GAIN                                              (.95)         (.08)

 TOTAL DISTRIBUTIONS                                                 (.95)         (.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .02           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.64       $ 13.84

TOTAL RETURN B, C                                                    (1.76)%       39.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,181       $ 1,756

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50% A, F    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.49% A, G    1.48% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .11% A        .25% A

PORTFOLIO TURNOVER                                                   142% A        155% A

AVERAGE COMMISSION RATE  H                                          $ .0239       $ .0210





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
 OF SALE OF INSTITUTIONAL
CLASS SHARES) TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE
 NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
 EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,290,989 and $3,073,926, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 456     $ 456

CLASS T     5,847     5,847

CLASS B     1,555     389

CLASS C     48        -

           $ 7,906   $ 6,692

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     181

CLASS T     291

CLASS B     42

CLASS C     77

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 584     $ 328

CLASS T     1,942     804

CLASS B     0         0*

CLASS C     0         0*

           $ 2,526   $ 1,132

* WHEN CLASS B AND CLASS C ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 FIIOC **   $ 849      .46 *

CLASS T                 FIIOC **    4,007     .34 *

CLASS B                 FIIOC **    808       .55 *

CLASS C                 FIIOC **    54        1.19 *

INSTITUTIONAL CLASS     FIIOC **    1,397     .16 *

                                   $ 7,115

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $568 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 8,976

CLASS T                2.00%          24,659

CLASS B                2.50%          15,670

CLASS C                2.50%          3,610

INSTITUTIONAL CLASS    1.50%          17,067

                                     $ 69,982

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $134 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 34% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS ENDED    YEAR ENDED
                              JANUARY 31,         JULY 31,

                              1998  A             1997 B, C

CLASS A

FROM NET INVESTMENT INCOME    $ -                 $ 210

FROM NET REALIZED GAIN         27,503              1,679

TOTAL                         $ 27,503            $ 1,889

CLASS T

FROM NET INVESTMENT INCOME    $ -                 $ 596

FROM NET REALIZED GAIN         168,735             4,766

TOTAL                         $ 168,735           $ 5,362

CLASS B

FROM NET REALIZED GAIN        $ 21,647            $ -

CLASS C

FROM NET REALIZED GAIN        $ 303               $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ -                 $ 9,884

FROM NET REALIZED GAIN         130,259             39,537

TOTAL                         $ 130,259           $ 49,421

                              $ 348,447           $ 56,672

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,      JANUARY 31,         JULY 31,

                                 1998  A             1997  B, C    1998  A             1997  B, C



CLASS A                           4,506               29,864       $ 57,055            $ 317,058
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,141               169           27,217              1,885

SHARES REDEEMED                   (1,681)             (3,623)       (20,860)            (42,214)

NET INCREASE (DECREASE)           4,966               26,410       $ 63,412            $ 276,729

CLASS T                           127,608             159,328      $ 1,654,772         $ 1,808,520
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     12,558              440           158,925             4,903

SHARES REDEEMED                   (91,827)            (20,367)      (1,153,137)         (254,181)

NET INCREASE (DECREASE)           48,339              139,401      $ 660,560           $ 1,559,242

CLASS B                           16,600              18,329       $ 207,211           $ 222,169
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,702               -             21,404              -

SHARES REDEEMED                   (3)                 -             (34)                -

NET INCREASE (DECREASE)           18,299              18,329       $ 228,581           $ 222,169

CLASS C                           3,265               -            $ 39,782            $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     25                  -             303                 -

NET INCREASE (DECREASE)           3,290               -            $ 40,085            $ -

INSTITUTIONAL CLASS               24,071              595,951      $ 323,486           $ 6,237,387
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     10,114              4,432         129,319             49,421

SHARES REDEEMED                   (67,641)            (473,503)     (820,737)           (5,226,197)

NET INCREASE (DECREASE)           (33,456)            126,880      $ (367,932)         $ 1,060,611


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 5,755

CLASS T                 5,605

CLASS B                 12,737

CLASS C                 3,464

INSTITUTIONAL CLASS     5,129

                       $ 32,690

ADVISOR FINANCIAL SERVICES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                      PAST 6   PAST 1   LIFE OF
AUGUST 31, 1993                    MONTHS   YEAR     FUND

FIDELITY ADV FINANCIAL - INST CL   7.09%    31.61%   62.55%

S&P 500                            3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                            PAST 1   LIFE OF
AUGUST 31, 1993                          YEAR     FUND

FIDELITY ADV FINANCIAL - INST CL         31.61%   41.10%

S&P 500                                  26.91%   35.57%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 103426 S00000000000001
             FA Financial Serv -CL I     S&P 500
             00273                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10620.00                    10516.69
  1996/10/31      11190.00                    10806.74
  1996/11/30      12090.00                    11623.62
  1996/12/31      11729.57                    11393.36
  1997/01/31      12351.14                    12105.21
  1997/02/28      12501.52                    12200.12
  1997/03/31      11619.29                    11698.81
  1997/04/30      12571.69                    12397.23
  1997/05/31      13052.91                    13151.98
  1997/06/30      13734.63                    13741.19
  1997/07/31      15178.26                    14834.57
  1997/08/31      14275.99                    14003.54
  1997/09/30      15189.28                    14770.51
  1997/10/31      15098.86                    14277.18
  1997/11/30      15601.15                    14938.07
  1997/12/31      16458.84                    15194.56
  1998/01/30      16244.56                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 103429 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $16,255 - a 62.55% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                     % OF FUND'S
                                     INVESTMENTS

NATIONSBANK CORP.                    4.3

BANC ONE CORP.                       4.1

U.S. BANCORP                         4.0

CITICORP                             3.9

BANK OF NEW YORK CO., INC.           3.4

BANKAMERICA CORP.                    3.3

ALLSTATE CORP.                       3.2

AMERICAN EXPRESS CO.                 3.1

AMERICAN INTERNATIONAL GROUP, INC.   3.1

FANNIE MAE                           2.8

TOP INDUSTRIES AS OF JANUARY 31, 1998
NATIONAL COMMERCIAL BANKS 31.8%
PROPERTY-CASUALTY &
REINSURANCE 14.6%
FINANCIAL SERVICES  5.9%
PERSONAL CREDIT INSTITUTIONS 5.9%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES  5.6%
ALL OTHERS 36.2%
ROW: 1, COL: 1, VALUE: 36.2
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 14.6
ROW: 1, COL: 6, VALUE: 31.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective January 31, 1998, Robert Ewing (right) became Portfolio Manager of Fidelity Advisor Financial Services Fund. The following is an interview with Louis Salemy, who managed the fund during the period covered by this report, and Robert Ewing, who discusses his investment philosophy and outlook.
Q. LOUIS, HOW DID THE FUND PERFORM?
Q. HOW WOULD YOU DESCRIBE THE INVESTMENT ENVIRONMENT FOR FINANCIAL SERVICES STOCKS DURING THE SIX MONTHS?
L.S. It was a period of declining interest rates, which was positive for the market and financial service company stocks. Financial service companies, by definition, hold financial assets. When the financial markets are healthy, financial assets increase in value and financial company stocks rise. It also was a period of consolidation. Speculation regarding potential takeovers helped support valuations, leading to price appreciation. The financial crisis in Asia was another important factor. In the finance sector, the only companies exposed to this crisis were the money center banks, both because they have operations in Asia and because they lend to companies affected by Asia. On the other hand, many domestic-based financial services stocks performed well as a result of the Asian financial crisis because they were perceived as safe havens from the volatility.
Q. WHAT THEMES INFLUENCED THE FUND DURING THE PERIOD?
L.S. Two themes stand out: a financially healthier consumer and consolidation among financial companies. The improving consumer credit trend really bore out in the fourth quarter of 1997. American consumers are in better shape than they have been in recent years. This means that the quality of consumer loans, including credit card loans, has been improving. I focused the fund on companies that have large credit card businesses, including banks and credit companies. I also tried to participate in the consolidation trend in the financial services industry, looking for fundamentally sound companies. The fund profited from owning Barnett Banks, which was taken over by NationsBank.
Q. WHAT FINANCIAL SERVICE STOCKS WERE SOME OF THE MAJOR CONTRIBUTORS TO PERFORMANCE?
L.S. American Express was a solid performer by increasing market share in the credit card business. American Express continued to buy back its own shares, supporting the price of the stock. Allstate Insurance, the fund's largest insurance company investment, also did well.
Q. WERE THERE ANY DISAPPOINTMENTS?
L.S. Citicorp was a disappointment, although not for anything that the company did wrong. The stock of this money center bank was hammered as a result of the Asian crisis. I think the market's perception of Citicorp's Asian problems was worse than the reality.
Q. TURNING TO YOU, BOB, PLEASE DESCRIBE YOUR INVESTMENT STYLE AND
OUTLOOK.
R.E. I tend to view myself more as a value investor than a growth or momentum investor. I do well by buying stocks that are cheap, when compared to stocks of similar companies, and owning them as their stock prices appreciate. At the same time, I am very careful to pay attention to growth opportunities, and I will pay a fair price for a growing company. As for my outlook, the current valuations of financial stocks are high by most historic standards and the American economy is fairly late in the current economic cycle. While credit quality now is good, there is a historic tendency for credit fundamentals to slip as the economic cycle lengthens. The high valuations and longevity of the economic cycle can mean a challenging environment, which is made even more complex by the unfolding story in Asia. The challenge, however, also plays to the strength of Fidelity's team of financial analysts as we try to distinguish between good and bad investment opportunities. I also expect the fund will be investing in a greater number of companies and I will try to reduce the fund's sensitivity to the biggest companies.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$117 million
MANAGER: Robert Ewing, since January 1998;
joined Fidelity in 1990
(checkmark)
ADVISOR FINANCIAL SERVICES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.7%
 SHARES VALUE (NOTE 1)
BANKS - 34.4%
NATIONAL COMMERCIAL BANKS - 31.8%
Bank of New York Co., Inc.   73,380 $ 3,976,270  06405710
Banc One Corp.   84,652  4,729,931  05943810
BankAmerica Corp.   54,000  3,837,375  06605010
Citicorp  38,365  4,565,435  17303410
Comerica, Inc.   32,500  3,067,188  20034010
Marshall & Ilsley Corp.   5,500  305,938  57183410
Mellon Bank Corp.   21,000  1,267,875  58550910
National City Corp.   27,470  1,653,351  63540510
NationsBank Corp.   82,497  4,949,820  63858510
Providian Financial Corp.   12,205  596,519  74406A10
Southwest Bancorporation Texas, Inc.   8,100  282,994  84476R10
U.S. Bancorp  42,850  4,692,075  90297310
Wachovia Corp.  9,405  731,239  92977110
Wells Fargo & Co.   7,600  2,348,400  94974010
  37,004,410
STATE BANKS FEDERAL RESERVE - 2.6%
North Fork Bancorp., Inc.   17,500  562,188  65942410
Northern Trust Corp.   33,000  2,223,375  66585910
Sterling Bancshares, Inc.   13,000  284,375  85890710
  3,069,938
TOTAL BANKS   40,074,348
CREDIT & OTHER FINANCE - 12.8%
BANK HOLDING COMPANY OFFICES - 0.5%
Fleet Financial Group, Inc.   7,800  558,675  33891510
FINANCIAL SERVICES - 5.9%
American Express Co.   43,100  3,606,931  02581610
First Chicago NBD Corp.   16,670  1,243,999  31945A10
Transamerica Corp.   20,400  2,096,100  89348510
  6,947,030
MORTGAGE BANKERS - 0.5%
Countrywide Credit Industries, Inc.   6,500  303,063  22237210
Money Store, Inc. (The)  13,000  248,625  60934T10
  551,688
PERSONAL CREDIT INSTITUTIONS - 5.9%
Associates First Capital Corp.   13,100  890,800  04600810
Beneficial Corp.   22,800  1,769,850  08172110
Green Tree Financial Corp.   7,035  139,381  39350510
Household International, Inc.   15,580  1,939,710  44181510
MBNA Corp.   67,500  2,096,719  55262L10
  6,836,460
TOTAL CREDIT & OTHER FINANCE   14,893,853
FEDERAL SPONSORED CREDIT - 5.6%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 5.6%
Freddie Mac  48,720  2,168,040  31340030
Fannie Mae  52,935  3,268,736  31358610
SLM Holding Corp.   24,500  1,032,063  78442A10
  6,468,839
INSURANCE - 21.5%
INSURANCE BROKERS & SERVICES - 0.7%
Marsh & McLennan Companies, Inc.   11,500  849,563  57174810
INSURANCE CARRIERS - 3.1%
AFLAC, Inc.   46,200  2,515,013  00105510
AMBAC, Inc.   6,100  290,131  02313910
Blanch E.W. Holdings, Inc.   8,000  270,000  09321010

 SHARES VALUE (NOTE 1)
MBIA, Inc.   4,500 $ 291,375  55262C10
MGIC Investment Corp.   4,400  297,550  55284810
  3,664,069
LIFE INSURANCE - 3.0%
American Bankers Insurance Group, Inc.   5,200  287,300  02445610
Aon Corp.   10,000  558,125  03738910
Nationwide Financial Services, Inc.
 Class A  9,500  348,531  63861210
SunAmerica, Inc.   45,000  1,808,438  86693010
UNUM Corp.   10,900  530,013  90319210
  3,532,407
PROPERTY-CASUALTY & REINSURANCE - 14.6%
Aegon NV (Reg.)  4,129  391,223  00792410
Allmerica Financial Corp.   7,000  368,375  01975410
Allstate Corp.   42,285  3,742,223  02000210
American International Group, Inc.   32,620  3,598,394  02687410
General Re Corp.   2,800  582,750  37056310
Hartford Financial Services Group, Inc.   18,600  1,674,000  41651510
Mercury General Corp.   5,200  250,575  58940010
PMI Group, Inc.   47,500  3,221,094  69344M10
Progressive Corp.  6,700  732,813  74331510
Travelers Group, Inc. (The)  44,000  2,178,000  89419010
Vesta Insurance Group Corp.   3,500  197,750  92539110
  16,937,197
SURETY INSURANCE - 0.1%
FPIC Insurance Group, Inc.   2,500  65,000  30256310
TOTAL INSURANCE   25,048,236
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Apartment Investment & Management Co.
 Class A  7,400  274,725  03748R10
Crescent Real Estate Equities, Inc.   11,000  386,375  22575610
Duke Realty Investors, Inc.   17,500  415,625  26441150
Imperial Credit Commercial Mortgage
 Investment Corp.  10,000  150,000  45272T10
Novastar Financial, Inc.  10,000  170,000  66994740
Ocwen Asset Investment Corp.   10,000  203,750  67574M10
Public Storage, Inc.   10,600  348,475  74460D10
Starwood Lodging Trust combined
 certificate (SBI)  5,000  271,875  85590520
  2,220,825
SAVINGS & LOANS - 3.5%
SAVINGS BANKS, FEDERAL CHARTER - 3.5%
Ahmanson (H.F.) & Co.   7,500  437,344  00867710
Dime Bancorp., Inc.   11,500  322,000  25429Q10
Golden State Bancorp (a)  17,000  562,063  38119710
RedFed Bancorp, Inc. (a)   58,000  1,149,125  75734110
Washington Mutual, Inc.   24,000  1,542,000  93932210
  4,012,532
SECURITIES INDUSTRY - 5.0%
INVESTMENT MANAGERS - 0.3%
Franklin Resources, Inc.   9,300  416,756  35461310
SECURITY & COMMODITY BROKERS - 2.0%
Midland Walwyn, Inc.   20,000  248,703  59780110
Morgan Stanley, Dean Witter, Discover
 and Co.   35,660  2,081,653  61744644
  2,330,356
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SECURITIES INDUSTRY - CONTINUED
SECURITY BROKERS & DEALERS - 2.7%
Lehman Brothers Holdings, Inc.   57,000 $ 3,095,813  52490810
TOTAL SECURITIES INDUSTRY   5,842,925
TOTAL COMMON STOCKS
 (Cost $86,767,834)   98,561,558
CASH EQUIVALENTS - 15.3%
Taxable Central Cash Fund (b)
 (Cost $17,870,195)  17,870,195  17,870,195  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $104,638,029)  $ 116,431,753
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $104,684,512. Net unrealized appreciation aggregated $11,747,241, of which $12,875,604 related to appreciated investment securities and $1,128,363 related to depreciated investment securities.
ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                $
116,431,753
(COST $104,638,029) - SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD                                                                                    60,965


RECEIVABLE FOR FUND SHARES SOLD                                                                                    933,778


DIVIDENDS RECEIVABLE                                                                                               104,400


INTEREST RECEIVABLE                                                                                                94,929


PREPAID EXPENSES                                                                                                   10,707


 TOTAL ASSETS
117,636,532

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 45,793


PAYABLE FOR FUND SHARES REDEEMED                                                                        369,268


ACCRUED MANAGEMENT FEE                                                                                  54,478


DISTRIBUTION FEES PAYABLE                                                                               52,286


OTHER PAYABLES AND                                                                                      43,378

ACCRUED EXPENSES


 TOTAL LIABILITIES                                                                                                 565,203


NET ASSETS                                                                                                        $
117,071,329

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                   $
100,177,684

UNDISTRIBUTED NET INVESTMENT INCOME                                                                                61,251


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                5,038,670


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
11,793,724

NET ASSETS                                                                                                        $
117,071,329


CALCULATION OF MAXIMUM                                $15.89
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($10,634,655 (DIVIDED BY)
  669,191 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.86
 (100/94.25 OF $15.89)

 CLASS T:                                             $15.85
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($76,888,206 (DIVIDED BY)
  4,850,324 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.42
 (100/96.50 OF $15.85)

 CLASS B:                                             $15.77
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($23,240,817 (DIVIDED BY)
  1,473,276 SHARES) A

 CLASS C:                                             $15.81
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($2,692,030 (DIVIDED BY)
  170,232 SHARES) A

 INSTITUTIONAL CLASS:                                 $15.93
 NET ASSET VALUE, AND OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($3,615,621 (DIVIDED BY) 226,974 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                                             $ 655,773
DIVIDENDS

INTEREST                                                                                       303,936

 TOTAL INCOME                                                                                  959,709

EXPENSES

MANAGEMENT FEE                                                                   $ 265,282

TRANSFER AGENT FEES                                                               113,896

DISTRIBUTION FEES                                                                 241,018

ACCOUNTING FEES AND EXPENSES                                                      34,473

NON-INTERESTED TRUSTEES' COMPENSATION                                             145

CUSTODIAN FEES AND EXPENSES                                                       2,343

REGISTRATION FEES                                                                 40,340

AUDIT                                                                             16,743

LEGAL                                                                             1,313

REPORTS TO SHAREHOLDERS                                                           23,112

MISCELLANEOUS                                                                     549

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 739,214

 EXPENSE REDUCTIONS                                                               (5,293)      733,921

NET INVESTMENT INCOME                                                                          225,788

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                            6,475,059

 FOREIGN CURRENCY TRANSACTIONS                                                    (2)          6,475,057

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  (220,036)

NET GAIN (LOSS)                                                                                6,255,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 6,480,809


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                             $ 225,788       $
100,774
NET INVESTMENT INCOME


 NET REALIZED GAIN (LOSS)                                                                               6,475,057
27,297

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                                   (220,036)
12,013,760

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        6,480,809
12,141,831

DISTRIBUTIONS TO SHAREHOLDERS                                                                           (245,416)
(14,685)
FROM NET INVESTMENT INCOME


 FROM NET REALIZED GAIN                                                                                 (1,445,430)
(13,841)

 TOTAL DISTRIBUTIONS                                                                                    (1,690,846)
(28,526)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                            42,471,794
57,645,194

REDEMPTION FEES                                                                                         36,480
14,593

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                               47,298,237
69,773,092

NET ASSETS


 BEGINNING OF PERIOD                                                                                    69,773,092      -


 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $61,251 AND $86,089, RESPECTIVELY)    $ 117,071,329   $
69,773,092



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.11       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .06           .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.00          5.06

 TOTAL FROM INVESTMENT OPERATIONS                                    1.06          5.12

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.06)         (.01)

 FROM NET REALIZED GAIN                                              (.23)         (.01)

 TOTAL DISTRIBUTIONS                                                 (.29)         (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 15.89       $ 15.11

TOTAL RETURN B, C                                                    7.11%         51.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 10,635      $ 6,275

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.44% A       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.43% A, G    1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .72% A        .55% A

PORTFOLIO TURNOVER                                                   67% A         26% A

AVERAGE COMMISSION RATE H                                           $ .0369       $ .0348


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER. G FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.07       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .05           .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .99           5.04

 TOTAL FROM INVESTMENT OPERATIONS                                    1.04          5.08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.04)         (.01)

 FROM NET REALIZED GAIN                                              (.23)         (.01)

 TOTAL DISTRIBUTIONS                                                 (.27)         (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 15.85       $ 15.07

TOTAL RETURN B, C                                                    6.99%         50.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 76,888      $ 52,003

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.56% A       1.94% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.55% A, F    1.91% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .60% A        .37% A

PORTFOLIO TURNOVER                                                   67% A         26% A

AVERAGE COMMISSION RATE G                                           $ .0369       $ .0348


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS T SHARES) TO JULY 31,
1997. F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.04     $ 12.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .00         (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .99         2.50

 TOTAL FROM INVESTMENT OPERATIONS                                    .99         2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.04)       -

 FROM NET REALIZED GAIN                                              (.23)       -

 TOTAL DISTRIBUTIONS                                                 (.27)       -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01         -

NET ASSET VALUE, END OF PERIOD                                      $ 15.77     $ 15.04

TOTAL RETURN B, C                                                    6.68%       19.75%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 23,241    $ 7,737

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.23% A     2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.23% A     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.06)% A    (.37)% A

PORTFOLIO TURNOVER                                                   67% A       26% A

AVERAGE COMMISSION RATE H                                           $ .0369     $ .0348


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE
PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY 31, 1997. F FMR
AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998 E

SELECTED PER-SHARE DATA   (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.24

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .80

 TOTAL FROM INVESTMENT OPERATIONS                                    .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.02)

 FROM NET REALIZED GAIN                                              (.21)

 TOTAL DISTRIBUTIONS                                                 (.23)

REDEMPTION FEES ADDED TO BE PAID IN CAPITAL                          -

NET ASSET VALUE, END OF PERIOD                                      $ 15.81

TOTAL RETURN B, C                                                    5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,692

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.06)% A

PORTFOLIO TURNOVER                                                   67% A

AVERAGE COMMISSION RATE H                                           $ .0369

A ANNUALIZED B THE TOTAL
RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF
CLASS C SHARES) TO JANUARY 31,
1998. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.14    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .06        .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.00       5.06

 TOTAL FROM INVESTMENT OPERATIONS                                    1.06       5.16

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.05)      (.02)

 FROM NET REALIZED GAIN                                              (.23)      (.01)

 TOTAL DISTRIBUTIONS                                                 (.28)      (.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01        .01

NET ASSET VALUE, END OF PERIOD                                      $ 15.93    $ 15.14

TOTAL RETURN B, C                                                    7.09%      51.78%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,616    $ 3,758

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.30% A    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.30% A    1.47% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .83% A     .85% A

PORTFOLIO TURNOVER                                                   67% A      26% A

AVERAGE COMMISSION RATE H                                           $ .0369    $ .0348



A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN. D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997. F FMR
AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES. H A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $54,480,958 and $26,275,280, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 10,259    $ 10,259

CLASS T     157,290     157,290

CLASS B     71,069      18,078

CLASS C     2,400       -

           $ 241,018   $ 185,627

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     $2,676

CLASS T     $5,116

CLASS B     $1,896

CLASS C     $2,357

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 62,858    $ 32,961

CLASS T     128,888     81,634

CLASS B     15,075      0 *

CLASS C     0           0 *

           $ 206,821   $ 114,595

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 11,024    .27*

CLASS T                 FIIOC **    78,995     .25*

CLASS B                 FIIOC**     20,056     .28*

CLASS C                 FIIOC**     602        .26*

INSTITUTIONAL CLASS     FIIOC**     3,219      .20*

                                   $ 113,896

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $14,567 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 2,674

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,619 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS ENDED    YEAR ENDED
                              JANUARY 31,         JULY 31,

                              1998 A              1997 B, C

CLASS A

FROM NET INVESTMENT INCOME    $ 32,924            $ 1,796

FROM NET REALIZED GAIN         134,384             1,792

TOTAL                         $ 167,308           $ 3,588

CLASS T

FROM NET INVESTMENT INCOME    $ 169,713           $ 11,192

FROM NET REALIZED GAIN         1,003,523           11,200

TOTAL                         $ 1,173,236         $ 22,392

CLASS B

FROM NET INVESTMENT INCOME    $ 31,316            $ -

FROM NET REALIZED GAIN         247,910             -

TOTAL                         $ 279,226           $ -

CLASS C

FROM NET INVESTMENT INCOME    $ 990               $ -

FROM NET REALIZED GAIN         10,862              -

TOTAL                         $ 11,852            $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 10,473            $ 1,697

FROM NET REALIZED GAIN         48,751              849

TOTAL                         $ 59,224            $ 2,546

                              $ 1,690,846         $ 28,526

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,     JANUARY 31,         JULY 31,

                                 1998 A              1997 B, C    1998 A              1997 B, C



CLASS A                           305,304             442,563     $ 4,668,312         $ 5,416,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     9,386               294          147,398             3,494

SHARES REDEEMED                   (60,758)            (27,598)     (923,718)           (358,033)

NET INCREASE (DECREASE)           253,932             415,259     $ 3,891,992         $ 5,061,563

CLASS T                           1,883,008           3,898,064   $ 28,793,501        $ 48,519,698
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     66,938              1,650        1,050,999           19,567

SHARES REDEEMED                   (550,841)           (448,495)    (8,324,045)         (5,662,098)

NET INCREASE (DECREASE)           1,399,105           3,451,219   $ 21,520,455        $ 42,877,167

CLASS B                           1,031,944           528,089     $ 15,768,091        $ 6,961,044
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     13,584              -            212,014             -

SHARES REDEEMED                   (86,794)            (13,547)     (1,328,677)         (182,473)

NET INCREASE (DECREASE)           958,734             514,542     $ 14,651,428        $ 6,778,571

CLASS C                           169,642             -           $ 2,655,686         $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     710                 -            11,224              -

SHARES REDEEMED                   (120)               -            (1,889)             -

NET INCREASE (DECREASE)           170,232             -           $ 2,665,021         $ -

INSTITUTIONAL CLASS               87,559              324,063     $ 1,351,402         $ 3,934,976
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,344               215          52,667              2,546

SHARES REDEEMED                   (112,227)           (75,980)     (1,661,171)         (1,009,629)

NET INCREASE (DECREASE)           (21,324)            248,298     $ (257,102)         $ 2,927,893


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 6,130

CLASS T                 11,786

CLASS B                 13,646

CLASS C                 3,465

INSTITUTIONAL CLASS     5,313

                       $ 40,340

ADVISOR HEALTH CARE FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                        PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                     MONTHS   YEAR     FUND

FIDELITY ADV HEALTH CARE - INST CL   8.60%    30.95%   53.34%

S&P 500                              3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1   LIFE OF
JANUARY 31, 1998                           YEAR     FUND

FIDELITY ADV HEALTH CARE - INST CL         30.95%   35.39%

S&P 500                                    26.91%   35.57%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980211 170118 S00000000000001
             FA Health Care -CL I        S&P 500
             00271                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10670.00                    10516.69
  1996/10/31      10430.00                    10806.74
  1996/11/30      10960.00                    11623.62
  1996/12/31      11030.00                    11393.36
  1997/01/31      11710.00                    12105.21
  1997/02/28      11850.00                    12200.12
  1997/03/31      11210.00                    11698.81
  1997/04/30      11770.00                    12397.23
  1997/05/31      12680.00                    13151.98
  1997/06/30      13620.00                    13741.19
  1997/07/31      14120.00                    14834.57
  1997/08/31      13250.00                    14003.54
  1997/09/30      14087.43                    14770.51
  1997/10/31      13965.02                    14277.18
  1997/11/30      14240.45                    14938.07
  1997/12/31      14467.59                    15194.56
  1998/01/30      15333.72                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980211 170120 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $15,334 - a 53.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   9.5

WARNER-LAMBERT CO.             8.5

MERCK & CO., INC.              6.2

SCHERING-PLOUGH CORP.          5.1

LILLY (ELI) & CO.              4.9

ABBOTT LABORATORIES            3.2

BRISTOL-MYERS SQUIBB CO.       2.6

JOHNSON & JOHNSON              2.6

BAXTER INTERNATIONAL, INC.     2.4

MEDTRONIC, INC.                2.1

TOP INDUSTRIES AS OF JANUARY 31, 1998
 DRUGS 46.3%
 MEDICAL SUPPLIES &
 APPLIANCES 12.6%
 MEDICAL TECHNOLOGY 5.6%
 BIOTECHNOLOGY 5.0%
 HOSPITALS 4.6%
 ALL OTHERS 25.9% *
ROW: 1, COL: 1, VALUE: 46.3
ROW: 1, COL: 2, VALUE: 12.6
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 4.6
ROW: 1, COL: 6, VALUE: 25.9
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Beso Sikharulidze, Portfolio Manager of Fidelity Advisor Health Care
Fund
Q. HOW DID THE FUND PERFORM, BESO?
Q. HOW WAS THE FUND ABLE TO OUTPACE THE S&P 500 OVER THE PAST SIX
MONTHS?
A. The fund had a substantial weighting in large-capitalization pharmaceutical stocks, which did well for two reasons. First, they exhibited strong business prospects and steady earnings growth. Second, their share prices benefited from a "flight to quality" during the financial crisis in Southeast Asia. Investors generally took their money out of technology stocks and other securities that had some exposure to the Asian markets and reinvested it in large-cap companies that were presumed to be "safe." The "safe" companies included pharmaceutical names such as Johnson & Johnson. Consequently, the fund's overexposure to pharmaceuticals boosted performance during the period.
Q. WHICH INDIVIDUAL STOCKS HELPED PERFORMANCE IN THE LATEST SIX
MONTHS?
A. All of the major contributors were pharmaceutical stocks. In fact, six of the fund's top 10 holdings as of January 31, 1998, were pharmaceutical companies - the best-performing of which were Bristol-Myers Squibb, Eli Lilly and Schering-Plough. Not only did these companies get a boost from their solid earnings and the recent market environment, but they reaped the benefits of accelerated review by the Food and Drug Administration (FDA). Because drugs are moving through the FDA review process more quickly, they're coming to market sooner. And that's good news for pharmaceutical companies that are spending many of their budget dollars on research and development.
Q. WHAT HAPPENED WITH HEALTH MAINTENANCE ORGANIZATIONS (HMOS)?
A. New competition created by employers forming their own health care plans has created a situation where HMOs cannot raise prices to offset cost increases. Because of this loss of pricing power, HMOs underperformed other health care stocks during the period.
Q. WHAT ABOUT DEVICE MAKERS?
A. Many device makers did not fare well during the latest six months because of the volatility of their business. As good as these companies and their technologies are, the product life cycles are short. These devices, such as heart defibrillators, are protected by patents, but competitors may still develop similar products very quickly. This volatile environment makes device makers much more like technology companies than pharmaceutical firms.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The fund's small exposure to Oxford Health Plans detracted from performance. The company's stock plummeted more than 60% in one day after the company announced that an accounting error had caused it to severely misstate its quarterly earnings. The stock continued to flounder after the company's warning of disappointing fourth-quarter earnings. The fund sold its position in Oxford Health by the end of the period. Columbia/HCA, a large HMO, was another detractor. The company continued to struggle as investigations into its billing practices progressed. Columbia/HCA announced a massive restructuring toward the end of 1997, but still later hinted at disappointing earnings amidst the widening probes.
Q. WHAT IS YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?
A. I'm optimistic about the business prospects of most health care stocks, especially pharmaceuticals. I expect that solid management teams, new products and a favorable regulatory environment will provide pharmaceutical companies with the stamina they need to continue their bull run. In addition, medical device makers should do reasonably well as they branch off into new areas, such as spinal, hip and knee devices. I expect that HMOs and service providers will continue to writhe under intense competition and resultant downward pricing pressures amidst increased costs. Finally, biotechnology companies - especially those with promising new products - could benefit as pharmaceutical companies continue their acquisition spree that we witnessed at the end of the period.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$108 million
MANAGER: Beso Sikharulidze, since 1997;
joined Fidelity in 1992
(checkmark)
ADVISOR HEALTH CARE FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 0.5%
CROPS - 0.5%
DEKALB Genetics Corp. Class B  20,000 $ 547,500
CHEMICALS & PLASTICS - 0.5%
CHEMICALS - 0.5%
Monsanto Co.   10,400  493,350
COMPUTER SERVICES & SOFTWARE - 2.0%
COMPUTER SERVICES - 1.1%
HBO & Co.   21,500  1,124,719
CAD/CAM/CAE - 0.9%
Shared Medical Systems Corp.   15,000  982,500
TOTAL COMPUTER SERVICES & SOFTWARE   2,107,219
DRUG STORES - 3.0%
CVS Corp.   14,000  917,875
Rite Aid Corp.   12,700  792,956
Walgreen Co.   45,000  1,490,625
  3,201,456
DRUGS & PHARMACEUTICALS - 54.3%
BIOTECHNOLOGY - 5.0%
Amgen, Inc.   15,000  750,000
Aviron (a)  40,000  1,027,500
CV Therapeutics, Inc.   4,500  38,250
Chiron Corp. (a)  50,000  896,875
COR Therapeutics, Inc. (a)  800  7,750
Cytyc Corp. (a)  54,500  1,178,563
Genentech, Inc. special (a)  3,600  234,000
Magainin Pharmaceuticals, Inc. (a)  105,000  721,875
Sangstat Medical Corp. (a)  6,300  177,975
Zonagen, Inc. (a)  17,000  323,000
  5,355,788
COMMERCIAL LABORATORY RESEARCH - 1.0%
Millennium Pharmaceuticals, Inc. (a)  17,700  332,981
Scios, Inc. (a)  80,000  760,000
  1,092,981
DRUGS - 46.3%
Alliance Pharmaceutical Corp. (a)  100,000  712,500
American Home Products Corp.   106,500  10,164,094
Anesta Corp. (a)  40,200  688,425
Barr Laboratories, Inc. (a)  16,200  542,700
Bristol-Myers Squibb Co.   28,300  2,821,156
Elan Corp. PLC ADR (a)  9,200  477,825
Forest Laboratories, Inc. (a)  17,000  1,009,375
Lilly (Eli) & Co.   78,100  5,271,750
Merck & Co., Inc.   56,400  6,612,900
Pfizer, Inc.   23,300  1,909,144
Progenics Pharmaceuticals, Inc.   54,400  890,800
Rhone Poulenc Sponsored ADR
 representing 1/4 share  34,200  1,577,475
Sankyo Co. Ltd.   14,000  365,026
Schering-Plough Corp.   75,300  5,449,838
Sequus Pharmaceuticals, Inc. (a)  89,000  739,813
SmithKline Beecham PLC ADR  2,300  145,044
Takeda Chemical Industries Ltd.   15,000  423,001
Warner-Lambert Co.   59,900  9,014,950
Watson Pharmaceuticals, Inc. (a)  8,200  301,350
Yamanouchi Pharmaceutical Co. Ltd.   8,000  194,092
  49,311,258
PHARMACEUTICAL PREPARATIONS - 2.0%
Cellegy Pharmaceuticals, Inc. (a)  60,000  427,495
GelTex Pharmaceuticals, Inc. (a)  3,900  102,375

 SHARES VALUE (NOTE 1)
Immunex Corp. (a)  2,100 $ 115,369
Ligand Pharmaceuticals, Inc. Class B (a)  43,600  479,600
Novartis AG (Reg.)  563  964,054
  2,088,893
TOTAL DRUGS & PHARMACEUTICALS   57,848,920
ELECTRONIC INSTRUMENTS - 1.1%
LAB ANALYTICAL INSTRUMENTS - 1.1%
Waters Corp. (a)  25,800  1,190,025
ELECTRONICS - 0.2%
ELECTRONIC CAPACITORS - 0.2%
Maxwell Technologies, Inc. (a)  8,500  246,500
HOUSEHOLD PRODUCTS - 0.7%
COSMETICS - 0.6%
Avon Products, Inc.   10,400  624,000
FABRICATED RUBBER PRODUCTS - 0.1%
Safeskin Corp.   1,400  79,188
TOTAL HOUSEHOLD PRODUCTS   703,188
MEDICAL EQUIPMENT & SUPPLIES - 22.8%
DENTAL EQUIPMENT - 0.4%
Sybron International Corp. (a)  9,200  436,425
DRUG DISTRIBUTORS - WHOLESALE - 1.3%
Cardinal Health, Inc.   12,400  960,225
McKesson Corp.   7,600  363,850
PharMerica, Inc. (a)  6,098  68,603
  1,392,678
MEDICAL, DENTAL, HOSPITAL EQUIPMENT - WHOLESALE - 0.7%
ESC Medical Systems Ltd. (a)  20,000  740,625
MEDICAL SUPPLIES & APPLIANCES - 12.6%
Abbott Laboratories  48,100  3,406,081
Baxter International, Inc.   46,200  2,572,763
Becton, Dickinson & Co.   18,100  1,142,563
Boston Scientific Corp. (a)  20,600  1,045,450
Johnson & Johnson  41,600  2,784,600
Omnicare, Inc.   8,000  230,000
Sofamor/Danek Group, Inc. (a)  12,300  770,288
Steris Corp. (a)  16,600  869,425
Terumo Corp.   39,000  626,703
  13,447,873
MEDICAL TECHNOLOGY - 5.6%
Arterial Vascular Engineering, Inc. (a)  3,900  286,650
Ballard Medical Products  31,100  781,388
Biomet, Inc.   13,000  372,125
InControl, Inc. (a)  50,000  237,500
Medtronic, Inc.   43,500  2,221,219
Nitinol Medical Technologies, Inc. (a)  50,000  406,250
St. Jude Medical, Inc. (a)  14,800  481,000
Sonus Pharmaceuticals, Inc. (a)  8,400  283,500
Stryker Corp.   21,000  775,688
U.S. Surgical Corp.   3,177  90,743
  5,936,063
X-RAY & RELATED APPARATUS - 0.4%
Hologic, Inc. (a)  21,600  418,500
X-RAY ELECTRO-MED APPARATUS - 1.8%
ADAC Laboratories (a)  45,000  950,625
Coherent, Inc. (a)  1,000  46,250
Guidant Corp.   13,600  873,800
  1,870,675
TOTAL MEDICAL EQUIPMENT & SUPPLIES   24,242,839
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - 6.1%
HOSPITALS - 4.6%
Columbia/HCA Healthcare Corp.   54,300 $ 1,357,500
HEALTHSOUTH Corp. (a)  37,800  848,138
Health Management Associates, Inc.
 Class A (a)  18,000  430,875
Tenet Healthcare Corp. (a)  18,900  652,050
Universal Health Services, Inc. Class B (a)  35,000  1,631,875
  4,920,438
HMO'S & OUTPATIENT CARE - 1.1%
Humana, Inc. (a)  20,900  419,306
United HealthCare Corp.   15,400  789,249
  1,208,555
NURSING CARE & NURSING HOMES - 0.2%
Health Care & Retirement Corp.   5,400  214,313
SKILLED NURSING CARE FACILITY - 0.2%
Beverly Enterprises, Inc.  13,400  185,925
TOTAL MEDICAL FACILITIES MANAGEMENT   6,529,231
TOTAL COMMON STOCKS
 (Cost $84,754,839)   97,110,228
CASH EQUIVALENTS - 8.8%
Taxable Central Cash Fund (b)
 (Cost $9,396,532)  9,396,532  9,396,532
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $94,151,371)  $ 106,506,760
LEGEND
1.  Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $94,272,075. Net unrealized appreciation aggregated $12,234,685, of which $15,586,059 related to appreciated investment securities and $3,351,374 related to depreciated investment securities.
ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
106,506,760
(COST $94,151,371) -

SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD
1,091,703

RECEIVABLE FOR FUND SHARES SOLD
2,871,780

DIVIDENDS RECEIVABLE                                                                                                  30,240


INTEREST RECEIVABLE                                                                                                   34,417


PREPAID EXPENSES                                                                                                      10,764


 TOTAL ASSETS
110,545,664

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 1,800,675


PAYABLE FOR FUND SHARES REDEEMED                                                                        528,947


ACCRUED MANAGEMENT FEE                                                                                  46,405


DISTRIBUTION FEES PAYABLE                                                                               42,872


OTHER PAYABLES AND                                                                                      52,340

ACCRUED EXPENSES


 TOTAL LIABILITIES
2,471,239

NET ASSETS                                                                                                           $
108,074,425

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
94,588,695

ACCUMULATED NET INVESTMENT
(196,590)
INCOME (LOSS)


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
1,327,078

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
12,355,242
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
108,074,425


CALCULATION OF MAXIMUM                                 $14.32
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($8,608,988 (DIVIDED BY)
  601,309 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                      $15.19
 (100/94.25 OF $14.32)

 CLASS T:                                              $14.27
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($74,934,393 (DIVIDED BY)
  5,251,802 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                      $14.79
 (100/96.50 OF $14.27)

 CLASS B:                                              $14.18
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($16,362,749 (DIVIDED BY)
  1,153,535 SHARES) A

 CLASS C:                                              $14.23
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($1,642,796 (DIVIDED BY)
  115,462 SHARES) A

 INSTITUTIONAL CLASS:                                  $14.34
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($6,525,499 (DIVIDED BY) 455,078 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 317,140
DIVIDENDS

INTEREST                                                                         170,911

 TOTAL INCOME                                                                    488,051

EXPENSES

MANAGEMENT FEE                                                     $ 245,654

TRANSFER AGENT FEES                                                 109,378

DISTRIBUTION FEES                                                   212,159

ACCOUNTING FEES AND EXPENSES                                        33,148

NON-INTERESTED TRUSTEES' COMPENSATION                               141

CUSTODIAN FEES AND EXPENSES                                         5,851

REGISTRATION FEES                                                   52,717

AUDIT                                                               16,741

LEGAL                                                               1,285

REPORTS TO SHAREHOLDERS                                             24,350

MISCELLANEOUS                                                       253

 TOTAL EXPENSES BEFORE REDUCTIONS                                   701,677

 EXPENSE REDUCTIONS                                                 (17,036)     684,641

NET INVESTMENT INCOME (LOSS)                                                     (196,590)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              5,446,912

 FOREIGN CURRENCY TRANSACTIONS                                      (510)        5,446,402

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              2,749,004

 ASSETS AND LIABILITIES IN                                          (147)        2,748,857
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  8,195,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 7,998,669


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                     $ (196,590)     $ (92,633)

NET INVESTMENT INCOME (LOSS)


 NET REALIZED GAIN (LOSS)                                                                       5,446,402       1,318,664


 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                           2,748,857       9,606,385


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                7,998,669       10,832,416


DISTRIBUTIONS TO SHAREHOLDERS


 FROM NET REALIZED GAIN                                                                         (5,317,358)     -


SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                    35,971,031      58,550,028


REDEMPTION FEES                                                                                 31,990          7,649


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       38,684,332      69,390,093


NET ASSETS


 BEGINNING OF PERIOD                                                                            69,390,093      -


 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $196,590 AND $0, RESPECTIVELY)    $ 108,074,425   $ 69,390,093


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.10       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)         (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          4.12

 TOTAL FROM INVESTMENT OPERATIONS                                    1.09          4.10

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.88)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.32       $ 14.10

TOTAL RETURN B, C                                                    8.44%         41.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 8,609       $ 5,488

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.57% A       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.54% A, G    1.74% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.36)% A      (.18)% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE H                                           $ .0434       $ .0383





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
 BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER
3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997. F FMR AGREED
TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
 WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H
 A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.05       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)         (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          4.09

 TOTAL FROM INVESTMENT OPERATIONS                                    1.08          4.05

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.87)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.27       $ 14.05

TOTAL RETURN B, C                                                    8.39%         40.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 74,934      $ 50,868

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.62% A       1.97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.59% A, F    1.96% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.40)% A      (.39)% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE G                                           $ .0434       $ .0383





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
 NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997. F FMR OR THE FUND HAS
 ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
 PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
 FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
 RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.01       $ 11.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.08)         (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          2.18

 TOTAL FROM INVESTMENT OPERATIONS                                    1.03          2.13

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.86)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -             -

NET ASSET VALUE, END OF PERIOD                                      $ 14.18       $ 14.01

TOTAL RETURN B, C                                                    7.97%         17.93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 16,363      $ 6,159

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.40% A       2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.37% A, G    2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.20)% A     (.99)% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE H                                           $ .0434       $ .0383





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
 D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
 E FOR THE PERIOD MARCH
3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997. F FMR AGREED TO
 REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
 EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND
 IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
 CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
 VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998

SELECTED PER-SHARE DATA   (UNAUDITED) E

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.85

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.06

 TOTAL FROM INVESTMENT OPERATIONS                                    1.01

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.63)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 14.23

TOTAL RETURN B, C                                                    7.73%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,643

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.46% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.60)% A

PORTFOLIO TURNOVER                                                   98% A

AVERAGE COMMISSION RATE H                                           $ .0434




A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
 BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
 NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO JANUARY 31, 1998.
F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
 THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.12       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             0.00          .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.11          4.11

 TOTAL FROM INVESTMENT OPERATIONS                                    1.11          4.12

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.90)         -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.34       $ 14.12

TOTAL RETURN B, C                                                    8.60%         41.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,525       $ 6,875

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.18% A       1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.14% A, G    1.49% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .06% A        .08% A

PORTFOLIO TURNOVER                                                   98% A         67% A

AVERAGE COMMISSION RATE H                                           $ .0434       $ .0383





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
 ANNUALIZED. C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL
CLASS SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE FUND
 HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
 EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
 PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
 TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
 STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $60,709,628 and $38,063,367, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 8,223     $ 8,223

CLASS T     148,325     148,325

CLASS B     54,303      13,576

CLASS C     1,308       -

           $ 212,159   $ 170,124

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 3,102

CLASS T    $ 5,023

CLASS B    $ 1,755

CLASS C    $ 1,390

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 52,047    $ 35,832

CLASS T     123,183     80,047

CLASS B     7,504       0 *

CLASS C     0           0 *

           $ 182,734   $ 115,879

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 10,420    .32 *

CLASS T                 FIIOC **    76,472     .26 *

CLASS B                 FIIOC **    17,084     .32 *

CLASS C                 FIIOC **    386        .30 *

INSTITUTIONAL CLASS     FIIOC **    5,016      .18 *

                                   $ 109,378

* ANNUALIZED.
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,780 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 3,129

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $13,732 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $114 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 61

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          SIX MONTHS ENDED
                          JANUARY 31,
                          1998 A

CLASS A

FROM NET REALIZED GAIN    $ 422,514

CLASS T

FROM NET REALIZED GAIN    $ 3,804,341

CLASS B

FROM NET REALIZED GAIN    $ 709,644

CLASS C

FROM NET REALIZED GAIN    $ 21,184

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 359,675

                          $ 5,317,358

A DISTRIBUTIONS FOR CLASS C ARE FOR FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,      JANUARY 31,         JULY 31,

                                 1998 A              1997B,C       1998A               1997  B,C



CLASS A                           237,384             450,370      $ 3,259,754         $ 5,183,538
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     29,301              -             385,140             -

SHARES REDEEMED                   (54,712)            (61,034)      (752,361)           (732,928)

NET INCREASE (DECREASE)           211,973             389,336      $ 2,892,533         $ 4,450,610

CLASS T                           1,844,209           3,936,387    $ 25,286,144        $ 46,440,633
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     273,471             -             3,583,787           -

SHARES REDEEMED                   (486,812)           (315,453)     (6,628,631)         (3,850,782)

NET INCREASE (DECREASE)           1,630,868           3,620,934    $ 22,241,300        $ 42,589,851

CLASS B                           765,723             445,818      $ 10,407,187        $ 5,752,611
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     49,138              -             640,356             -

SHARES REDEEMED                   (100,938)           (6,206)       (1,376,450)         (76,107)

NET INCREASE (DECREASE)           713,923             439,612      $ 9,671,093         $ 5,676,504

CLASS C                           114,007             -            $ 1,558,394         $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,455               -             18,904              -

NET INCREASE (DECREASE)           115,462             -            $ 1,577,298         $ -

INSTITUTIONAL CLASS               123,311             546,050      $ 1,706,663         $ 6,606,358
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     27,158              -             357,509             -

SHARES REDEEMED                   (182,272)           (59,169)      (2,475,365)         (773,295)

NET INCREASE (DECREASE)           (31,803)            486,881      $ (411,193)         $ 5,833,063


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 6,968

CLASS T                 20,682

CLASS B                 15,546

CLASS C                 3,625

INSTITUTIONAL CLASS     5,896

                       $ 52,717

ADVISOR NATURAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
JANUARY 31, 1998          MONTHS   YEAR     YEARS     YEARS

FIDELITY ADV NATURAL -    -8.79%   -4.64%   113.18%   322.14%
INST CL

S&P 500                   3.56%    26.91%   152.28%   410.11%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   PAST 5   PAST 10
JANUARY 31, 1998                YEAR     YEARS    YEARS

FIDELITY ADV NATURAL -          -4.64%   16.35%   15.49%
INST CL

S&P 500                         26.91%   20.33%   17.69%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112337 S00000000000001
             FA Natural Resources-CL I   S&P 500
             00686                       SP001
  1988/01/31      10000.00                    10000.00
  1988/02/29      10759.11                    10466.00
  1988/03/31      11052.63                    10142.60
  1988/04/30      11234.82                    10255.18
  1988/05/31      11052.63                    10344.40
  1988/06/30      11781.38                    10819.21
  1988/07/31      11730.77                    10778.10
  1988/08/31      11417.00                    10411.64
  1988/09/30      11366.40                    10855.18
  1988/10/31      11609.31                    11156.95
  1988/11/30      11346.15                    10997.41
  1988/12/31      11727.64                    11189.86
  1989/01/31      12675.55                    12008.96
  1989/02/28      12488.17                    11709.94
  1989/03/31      12730.66                    11982.78
  1989/04/30      13127.46                    12604.69
  1989/05/31      13436.08                    13115.18
  1989/06/30      13392.00                    13040.42
  1989/07/31      14361.95                    14217.97
  1989/08/31      14791.82                    14496.64
  1989/09/30      14395.02                    14437.21
  1989/10/31      13888.00                    14102.26
  1989/11/30      14505.24                    14389.95
  1989/12/31      15613.94                    14735.31
  1990/01/31      14629.06                    13746.57
  1990/02/28      15313.67                    13923.90
  1990/03/31      15601.92                    14292.88
  1990/04/30      14785.20                    13935.56
  1990/05/31      16286.54                    15294.28
  1990/06/30      16082.35                    15190.28
  1990/07/31      16875.06                    15141.67
  1990/08/31      16430.66                    13772.86
  1990/09/30      15914.20                    13102.12
  1990/10/31      14773.18                    13045.78
  1990/11/30      15013.40                    13888.54
  1990/12/31      14789.21                    14276.03
  1991/01/31      15277.17                    14898.47
  1991/02/28      17479.29                    15963.71
  1991/03/31      17066.39                    16350.03
  1991/04/30      17153.98                    16389.27
  1991/05/31      17979.77                    17097.28
  1991/06/30      16941.27                    16314.23
  1991/07/31      17504.31                    17074.47
  1991/08/31      17954.75                    17479.14
  1991/09/30      17254.07                    17187.24
  1991/10/31      17654.46                    17417.54
  1991/11/30      16228.09                    16715.62
  1991/12/31      16929.02                    18627.88
  1992/01/31      17980.35                    18281.40
  1992/02/29      18384.70                    18519.06
  1992/03/31      17926.43                    18157.94
  1992/04/30      18586.88                    18691.78
  1992/05/31      19085.59                    18783.37
  1992/06/30      18465.58                    18503.50
  1992/07/31      19206.89                    19260.30
  1992/08/31      18923.84                    18865.46
  1992/09/30      19112.54                    19088.07
  1992/10/31      18708.19                    19154.88
  1992/11/30      18950.80                    19808.06
  1992/12/31      19186.48                    20051.70
  1993/01/31      19801.53                    20220.14
  1993/02/28      20356.57                    20495.13
  1993/03/31      21706.67                    20927.58
  1993/04/30      22876.76                    20421.13
  1993/05/31      24001.85                    20968.42
  1993/06/30      24331.87                    21029.22
  1993/07/31      24001.85                    20945.11
  1993/08/31      25381.95                    21738.93
  1993/09/30      25246.94                    21571.54
  1993/10/31      26387.03                    22018.07
  1993/11/30      25396.96                    21808.90
  1993/12/31      26465.62                    22072.78
  1994/01/31      28074.81                    22823.26
  1994/02/28      27199.91                    22204.75
  1994/03/31      25528.23                    21236.62
  1994/04/30      25950.06                    21508.45
  1994/05/31      26293.77                    21861.19
  1994/06/30      25825.07                    21325.59
  1994/07/31      26699.97                    22025.07
  1994/08/31      27996.69                    22928.10
  1994/09/30      27856.08                    22366.36
  1994/10/31      27434.26                    22869.60
  1994/11/30      25637.60                    22036.69
  1994/12/31      25862.39                    22363.49
  1995/01/31      25354.36                    22943.38
  1995/02/28      26100.54                    23837.48
  1995/03/31      27561.15                    24540.93
  1995/04/30      28688.37                    25263.66
  1995/05/31      29085.27                    26273.45
  1995/06/30      29910.84                    26883.78
  1995/07/31      31180.94                    27775.24
  1995/08/31      31673.10                    27844.96
  1995/09/30      31911.24                    29020.02
  1995/10/31      30593.51                    28916.42
  1995/11/30      32149.39                    30185.85
  1995/12/31      33325.91                    30767.23
  1996/01/31      34590.61                    31814.54
  1996/02/29      35444.70                    32109.46
  1996/03/31      36528.74                    32418.68
  1996/04/30      38663.96                    32896.53
  1996/05/31      39370.23                    33744.93
  1996/06/30      39123.86                    33873.50
  1996/07/31      36988.63                    32376.97
  1996/08/31      38663.96                    33059.80
  1996/09/30      40339.29                    34920.40
  1996/10/31      41341.20                    35883.51
  1996/11/30      43460.00                    38595.94
  1996/12/31      43565.07                    37831.36
  1997/01/31      44265.75                    40195.06
  1997/02/28      41375.43                    40510.19
  1997/03/31      40306.88                    38845.62
  1997/04/30      40149.23                    41164.71
  1997/05/31      43810.30                    43670.82
  1997/06/30      43687.68                    45627.27
  1997/07/31      46280.22                    49257.83
  1997/08/31      46578.01                    46498.41
  1997/09/30      49949.26                    49045.12
  1997/10/31      46903.10                    47407.02
  1997/11/30      42978.23                    49601.49
  1997/12/31      43373.51                    50453.15
  1998/01/30      42213.57                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980212 112343 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Institutional Class on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $42,214 - a 322.14% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

TOTAL SA SPONSORED ADR           4.6

TEXACO, INC.                     4.1

USX-MARATHON GROUP               3.9

GETCHELL GOLD CORP.              3.3

TOSCO CORP.                      3.2

COASTAL CORP. (THE)              3.0

ELF AQUITAINE SA SPONSORED ADR   3.0

BRITISH PETROLEUM PLC ADR        2.7

EURO-NEVADA MINING LTD.          2.5

ROYAL DUTCH PETROLEUM CO.        2.3

TOP INDUSTRIES AS OF JANUARY 31, 1998
 CRUDE PETROLEUM & GAS 18.5%
 OIL & GAS EXPLORATION 16.5%
 PETROLEUM REFINERS 15.8%
 GOLD ORES 7.0%
 DRILLING 4.6%
 ALL OTHERS 37.6%
ROW: 1, COL: 1, VALUE: 37.6
ROW: 1, COL: 2, VALUE: 4.6
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 15.8
ROW: 1, COL: 5, VALUE: 16.5
ROW: 1, COL: 6, VALUE: 18.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Larry Rakers, Portfolio Manager of Fidelity Advisor Natural Resources
Fund
Q. HOW DID THE FUND PERFORM, LARRY?
Q. WHAT FACTORS HURT THE FUND'S PERFORMANCE IN THE LATEST SIX MONTHS?
A. The financial turmoil in Southeast Asia was the major factor. Asia is responsible for about half of the growth in demand for almost all of the commodities in the natural resources sector. Slowing Asian economies mean that the consumption of natural resources is going to decline. Consequently, most commodity prices - oil, natural gas, gold and many base metals - tanked during the period. In fact, most stocks in the natural resources sector underperformed the S&P 500 index over the latest six months.
Q. IN SPITE OF THIS NEGATIVE ENVIRONMENT, WERE THERE ANY STOCKS IN THE PORTFOLIO THAT OUTPERFORMED THE S&P 500?
A. A few. One example was Wainoco Oil, a refiner that is undergoing a restructuring and benefits somewhat when oil prices decline slightly. In addition, some silver companies, such as Pan American Silver, profited from the run-up in the silver price at the end of the period after billionare investor Warren Buffett went on a silver-buying spree.
Q. THE FUND'S WEIGHTING IN THE OIL AND GAS SECTOR INCREASED OVER THE PAST SIX MONTHS. WHAT DID YOU SEE?
A. The price of oil was below trend - or below a normal range of $18 to $20 a barrel - over the past several months. Historically, the price of oil doesn't hover below trend very often or for periods longer than about six to nine months. For that reason, I felt that it would be better to own more oil stocks because if oil returned to the trend range, these stocks would outperform. Primarily, I invested in integrated oil companies such as Total, Texaco, and British Petroleum, which look for oil, process it in their refineries and make chemicals out of it or make gasoline and sell it to consumers at gasoline stations. I felt the integrated oil companies had the least downside risk in case my assumption was incorrect and the oil price stayed below trend for a long period of time. Most integrated oil companies have strong balance sheets and stock repurchase programs, pay regular dividends and generate solid cash flows from the diversification of their business.
Q. DID A POSSIBLE MILITARY STRIKE ON IRAQ AFFECT OIL PRICES AT THE END OF THE PERIOD?
A. Most analysts agree that oil prices would have been even lower - maybe hitting about $14 a barrel - at the end of the period if it weren't for the situation in Iraq. There are a few scenarios to consider here. Because of the oil-for-food program that the United Nations instituted to keep the Iraqi people fed, a military strike would probably avoid hitting Iraqi oilfields - meaning oil prices wouldn't change much. In addition, if the situation is resolved diplomatically, oil prices will continue to linger below trend because of Asia's financial problems. The bottom line is that unless some Iraqi oil fields are destroyed, which is unlikely, the threat of a military action against Iraq won't help boost the price of oil.
Q. THE FUND REDUCED ITS INVESTMENTS IN THE PAPER AND FOREST PRODUCTS SECTOR. IN FACT, TWO PAPER COMPANIES, FORT HOWARD AND BOISE CASCADE, DROPPED OUT OF THE TOP 10 SINCE THE END OF JULY. WHY WAS THAT?
A. A lot of paper is consumed in Asia, and the forecasts for lower commodity prices caused me to reduce the fund's paper exposure. Unfortunately, that reasoning didn't pan out in reducing the Fort Howard position. Procter & Gamble raised its tissue prices during the period, causing tissue prices overall to rebound and Fort Howard to perform reasonably well. Boise Cascade did fall along with paper prices, however, so reducing that position was a good move.
Q. WHAT'S YOUR OUTLOOK FOR THE NATURAL RESOURCES SECTOR?
A. I'm optimistic about the long-term prospects for natural resource companies. The short-term, on the other hand, depends on what happens in Asia. Most natural resource companies have been punished as commodities prices plummeted, which in turn slowed capacity additions. This situation is setting the sector up for a great run sometime - the question is when. If Southeast Asia rebounds quickly, we could see a spike in natural resource stocks as soon as late 1998.



FUND FACTS
START DATE: December 29, 1987
SIZE: as of January 31, 1998, more than
$524 million
MANAGER: Lawrence Rakers, since 1997; joined
Fidelity in 1993
(checkmark)
ADVISOR NATURAL RESOURCES FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.2%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.0%
PETROLEUM - WHOLESALE - 0.0%
NGC Corp.   10,000 $ 160,000
CHEMICALS & PLASTICS - 2.5%
AGRICULTURAL CHEMICALS - 0.6%
Potash Corp. of Saskatchewan  35,000  2,981,691
CHEMICALS - 0.4%
Sasol, Ltd.   219,100  1,998,682
UNSUPPORTED PLASTICS FILM & SHEET - 1.5%
W.R. Grace & Co.  101,600  7,981,942
TOTAL CHEMICALS & PLASTICS   12,962,315
CONSTRUCTION - 0.4%
Walter Industries, Inc. (a)  45,800  864,475
Willbros Group, Inc. (a)  92,000  1,276,500
  2,140,975
ELECTRONIC INSTRUMENTS - 0.1%
LAB ANALYTICAL INSTRUMENTS - 0.1%
Thermoquest Corp. (a)  21,500  301,000
ENERGY SERVICES - 7.0%
DRILLING - 4.6%
Diamond Offshore Drilling, Inc.   84,400  3,771,625
Noble Drilling Corp.   394,900  10,563,575
Transocean Offshore, Inc.   234,610  9,325,748
  23,660,948
OIL & GAS SERVICES - 2.4%
Eni Spa  600,000  3,524,466
Halliburton Co.   42,940  1,929,616
McDermott International, Inc.   20,800  663,000
Schlumberger Ltd.   37,700  2,778,019
Weatherford Enterra, Inc. (a)  101,000  3,535,000
  12,430,101
TOTAL ENERGY SERVICES   36,091,049
ENGINEERING - 0.1%
ARCHITECTS & ENGINEERS - 0.1%
Stolt Comex Seaway SA (a)  17,200  369,800
GAS - 2.1%
GAS DISTRIBUTION - 1.0%
MCN Corp.   135,000  4,995,000
GAS TRANSMISSION - 0.7%
Enron Corp.   60,001  2,486,291
Williams Companies, Inc.   35,000  997,500
  3,483,791
GAS TRANSMISSION & DISTRIBUTION - 0.4%
Consolidated Natural Gas Co.   15,000  814,688
Questar Corp.   35,000  1,456,875
  2,271,563
TOTAL GAS   10,750,354
HOLDING COMPANIES - 1.8%
HOLDING COMPANY OFFICES, NEC - 1.8%
Norfolk Southern Corp.   290,000  9,153,125
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
INDUSTRIAL MACHINERY - WHOLESALE - 0.1%
CE Franklin Ltd. (a)  80,000  604,582

 SHARES VALUE (NOTE 1)
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.1%
Gasonics International Corp. (a)  60,000 $ 697,500
SPECIAL INDUSTRIAL MACHINERY - 0.1%
Thermo Fibertek, Inc. (a)  35,000  435,313
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,737,395
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MEDICAL TECHNOLOGY - 0.0%
Nitinol Medical Technologies, Inc. (a)  25,000  203,125
METALS & MINING - 3.9%
ALUMINUM, EXTRUDED PRODUCTS - 0.4%
Alumax, Inc. (a)  60,000  2,088,750
METAL MINING - 0.5%
Breakwater Resources Ltd. (a)  825,300  1,956,158
Columbia Metals Ltd. (a)  1,479,900  376,190
  2,332,348
METAL MINING SERVICES - 0.1%
Minefinders Corp., Ltd. (a)  440,100  604,720
MISCELLANEOUS NONMETAL MINERALS - 0.1%
Camphor Ventures, Inc. (a)  573,600  512,301
MISCELLANEOUS METAL ORES, NEC - 0.0%
Helix Resources NL (a)  650,500  196,232
PRIMARY PRODUCTION OF ALUMINUM - 0.7%
Reynolds Metals Co.   60,000  3,783,750
PRIME NONFERROUS SMELTING - 2.1%
Alcan Aluminium Ltd.   135,000  4,016,008
Aluminum Co. of America  89,000  6,797,375Metaleurop SA warrants
2/4/00 (a)  16,000  20,083
  10,833,466
TOTAL METALS & MINING   20,351,567
OIL & GAS - 52.0%
CRUDE PETROLEUM & GAS - 18.5%
Anadarko Petroleum Corp.   55,000  3,245,000
Beau Canada Exploration Ltd. (a)  550,000  982,447
British Borneo Petroleum  150,632  893,188
Brown (Tom), Inc. (a)  90,000  1,575,000
Burlington Resources, Inc.   57,365  2,452,354
Cabot Oil & Gas Corp. Class A  55,000  1,089,688
Canadian Natural Resources Ltd. (a)  30,000  587,407
EEX Corp. (a)  440,000  3,712,500
Elf Aquitaine SA sponsored ADR  272,500  15,413,281
Enron Oil & Gas Co.   70,000  1,400,000
HS Resources, Inc. (a)  85,000  1,195,313
Lomak Petroleum, Inc.   80,000  1,275,000
Louis Dreyfus Natural Gas Corp. (a)  85,000  1,535,313
Magnum Hunter Resources, Inc. (a)  270,000  1,316,250
Nuevo Energy Corp. (a)  88,400  3,237,650
Occidental Petroleum Corp.   144,800  3,692,400
Ocean Energy, Inc. (a)  83,500  3,830,563
Paramount Resources Ltd. (c)  262,600  2,661,090
Petsec Energy Ltd. sponsored ADR (a)  92,000  1,368,500
Petrobras PN (Pfd. Reg.)  45,480,000  9,719,249
Pioneer Natural Resources Co.   55,000  1,192,813
Plains Resources, Inc. (a)  94,600  1,466,300
Rio Alto Exploration Ltd. (a)  187,500  1,642,420
Santa Fe Energy Resources, Inc.   22,900  240,450
Total SA sponsored ADR  457,000  23,706,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
OIL & GAS - CONTINUED
CRUDE PETROLEUM & GAS - CONTINUED
Tullow Oil PLC (a)  201,600 $ 480,798
Vastar Resources, Inc.   25,000  829,688
YPF Sociedad Anonima:
 sponsored ADR representing
    Class D shares  120,000  3,652,500
 Class D  35,000  1,060,882
  95,454,919
OIL & GAS EXPLORATION - 16.5%
Abacan Resource Corp. (a)  794,300  1,290,738
Amerada Hess Corp.   90,000  4,921,875
Amoco Corp.   20,000  1,627,500
Chevron Corp.   10,000  748,125
Exxon Corp.   180,000  10,676,250
Kerr-McGee Corp.   80,000  5,010,000
Mobil Corp.   24,200  1,648,625
Petro-Canada  475,000  8,452,131
Phillips Petroleum Co.   212,200  9,336,800
Texaco, Inc.   410,000  21,345,625
USX-Marathon Group  597,300  20,046,881
Unocal Corp.   10,000  343,750
  85,448,300
OIL FIELD EQUIPMENT - 1.2%
Cooper Cameron Corp. (a)  59,600  3,065,675
EVI, Inc. (a)  70,000  2,826,250
Ensign Resource Service Group Ord.   3,000  58,122
  5,950,047
PETROLEUM REFINERS - 15.8%
Ashland, Inc.   25,000  1,318,750
British Petroleum PLC ADR  175,997  14,134,759
Coastal Corp. (The)  268,000  15,544,000
Royal Dutch Petroleum Co.   231,000  11,838,750
Shell Transport & Trading Co.
 PLC ADR  36,100  1,462,050
Tosco Corp.   493,900  16,514,781
Tesoro Petroleum Corp. (a)  155,000  2,480,000
Ultramar Diamond Shamrock Corp.   74,800  2,491,775
Valero Energy Corp.   296,800  9,367,750
Wainoco Oil Corp. (a)  837,400  6,489,850
  81,642,465
TOTAL OIL & GAS   268,495,731
PACKAGING & CONTAINERS - 0.6%
GLASS CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  83,400  3,033,675
PAPER & FOREST PRODUCTS - 8.7%
CONVERTED PAPER & PAPERBOARD - 1.9%
American Pad & Paper Co. (a)  57,300  454,819
Boise Cascade Corp.   300,000  9,600,000
  10,054,819
ENVELOPES - 1.8%
Mail-Well, Inc. (a)  238,150  9,496,231
PAPER - 1.5%
Chesapeake Corp.   50,200  1,700,525
Georgia-Pacific Corp.   10,000  551,250
Mercer International, Inc. (SBI)  313,100  2,583,075
Stone Container Corp. (a)  105,000  1,338,750
Willamette Industries, Inc.   49,900  1,671,650
  7,845,250

 SHARES VALUE (NOTE 1)
PAPER MILLS - 2.2%
Alliance Forest Products, Inc. (a)  148,500 $ 2,744,427
Alliance Forest Products, Inc. (a)(c)  125,000  2,310,123
Fort James Corp.   145,800  6,260,288
  11,314,838
PAPERBOARD MILLS - 0.3%
Jefferson Smurfit Corp. (a)  93,700  1,417,213
PULP MILLS - 1.0%
Buckeye Technologies, Inc. (a)  120,000  4,920,000
TOTAL PAPER & FOREST PRODUCTS   45,048,351
PRECIOUS METALS - 11.9%
GOLD & SILVER ORES - 4.4%
Getchell Gold Corp. (a)  669,500  17,072,250
Mentor Exploration &
 Development Co. Ltd. (a)  80,000  453,437
Industrias Penoles SA  1,450,000  5,444,563
  22,970,250
GOLD ORES - 7.0%
Bakyrchik Gold PLC (a)  160,000  18,295
Euro-Nevada Mining Ltd.   815,800  13,115,125
First Dynasty Mines Ltd. (a)  526,700  195,402
Franco-Nevada Mining Corp.   168,300  3,700,045
Francisco Gold Corp. (a)  71,000  621,930
Golden Knight Resources, Inc. (a)  25,000  41,222
Greenstone Resources Ltd. (a)  951,700  6,048,040
Greenstone Resources Ltd.
 warrants 2/28/02 (a)  50,700  109,721
Greenstone Resources Ltd. (a)(c)  148,300  942,444
Indochina Goldfields Ltd. (a)  133,800  210,506
Indochina Goldfields Ltd. (a)(c)  170,000  267,459
Kalahari Goldridge Mining Co. Ltd. (a)  1,200,000  270,018
Kinross Gold Corp. (a)  199,100  752,327
Meridian Gold, Inc. (a)  946,400  2,990,924
Mountain Province Mining, Inc. (a)  135,000  394,181
Queenston Mining, Inc. (a)  385,400  225,063
Randgold & Exploration Co. Ltd. (a)  250,000  372,491
Repadre Capital Corp. (a)  50,000  171,756
Resources William, Inc. (a)  6,910,000  2,278,727
Resources William, Inc.
 (consent fee) (a)  686,000  158,364
Resources William, Inc. (consent fee)
 warrants 12/31/02 (a)  1,029,000  -
Stillwater Mining Co. (a)  120,000  2,362,500
Sudbury Contact Mines Ltd. (a)  100,000  343,513
Sutton Resources Ltd. (a)  57,000  426,849
TVI Pacific, Inc. (a)  459,200  26,816
TVI Pacific, Inc. (a)(c)  1,860,000  108,619
West Rand Consolidated
 Mines Ltd. (Reg.) (a)  242,200  159,568
  36,311,905
SILVER ORES - 0.5%
Compania de Minas Buenaventura
 SA Class B sponsored ADR  138,500  1,644,688
Pan American Silver Corp. (a)  74,800  714,314
  2,359,002
TOTAL PRECIOUS METALS   61,641,157
RAILROADS - 1.7%
CSX Corp.   158,300  8,389,900
Illinois Central Corp., Series A  12,400  412,300
  8,802,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
STATIONARY & OFFICE SUPPLIES - WHOLESALE - 0.1%
Boise Cascade Office Products Corp. (a)  25,000 $ 417,188
SERVICES - 0.1%
BUSINESS SERVICES - 0.1%
Zebra Technologies Corp. Class A (a)  15,000  416,250
SHIPPING - 0.1%
DEEP SEA TRANSPORT - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  30,000  603,750
TRUCKING & FREIGHT - 2.8%
AIR COURIER SERVICES - 2.2%
Airborne Freight Corp.   50,300  3,577,588
CNF Transportation, Inc.   170,000  7,766,875
  11,344,463
FREIGHT FORWARDING - 0.5%
Expeditors International of
 Washington, Inc.   91,000  2,832,374
TRUCKING, LONG DISTANCE - 0.1%
Consolidated Freightways Corp. (a)  40,000  592,500
TOTAL TRUCKING & FREIGHT   14,769,337
TOTAL COMMON STOCKS
 (Cost $515,598,459)   497,448,344
CONVERTIBLE BONDS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
METALS & MINING - 0.1%
METAL MINING - 0.1%
Dayton Mining Corp.
 7%, 4/1/02
 (Cost $318,250) - $ 475,000  304,000
CASH EQUIVALENTS - 3.7%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $19,167,450)  19,167,450  19,167,450
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $535,084,159) $ 516,919,794
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,289,735 or 1.2% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   66.9%
Canada   13.4
France   7.6
United Kingdom   3.2
Netherlands    2.3
Brazil   1.9
Mexico   1.1
Others (individually less than 1%)   3.6
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $535,094,532. Net unrealized depreciation aggregated $18,174,738, of which $46,839,362 related to appreciated investment securities and $65,014,100 related to depreciated investment securities.
ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
516,919,794
(COST $535,084,159) - SEE ACCOMPANYING SCHEDULE


FOREIGN CURRENCY HELD AT VALUE                                                                                        96

(COST $96)


RECEIVABLE FOR INVESTMENTS SOLD
12,405,407

RECEIVABLE FOR FUND SHARES SOLD
453,937

DIVIDENDS RECEIVABLE
512,442

INTEREST RECEIVABLE
120,498

OTHER RECEIVABLES                                                                                                     41,435


PREPAID EXPENSES                                                                                                      10,593


 TOTAL ASSETS
530,464,202

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 2,572,933


PAYABLE FOR FUND SHARES REDEEMED                                                                        2,353,681


ACCRUED MANAGEMENT FEE                                                                                  259,141


DISTRIBUTION FEES PAYABLE                                                                               257,609


OTHER PAYABLES AND                                                                                      200,940

ACCRUED EXPENSES


 TOTAL LIABILITIES
5,644,304

NET ASSETS                                                                                                           $
524,819,898

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
536,378,776

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
(1,119,377)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
7,729,231

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
(18,168,732)
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
524,819,898


CALCULATION OF MAXIMUM                                   $20.19
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($6,393,855 (DIVIDED BY)
  316,712 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                        $21.42
 (100/94.25 OF $20.19)

 CLASS T:                                                $20.38
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($461,640,184 (DIVIDED BY)
22,651,266 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                        $21.12
 (100/96.50 OF $20.38)

 CLASS B:                                                $20.11
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($51,712,003 (DIVIDED BY)
  2,570,968 SHARES) A

 CLASS C:                                                $20.34
 NET ASSET VALUE AND OFFERING
  PRICE PER SHARE ($738,124 (DIVIDED BY)
  36,288 SHARES) A

 INSTITUTIONAL CLASS:                                    $20.38
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($4,335,732 (DIVIDED BY) 212,727 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                                  $ 2,681,587
DIVIDENDS

INTEREST                                                                            840,293

 TOTAL INCOME                                                                       3,521,880

EXPENSES

MANAGEMENT FEE                                                     $ 1,897,337

TRANSFER AGENT FEES                                                 764,483

DISTRIBUTION FEES                                                   1,732,263

ACCOUNTING FEES AND EXPENSES                                        208,891

NON-INTERESTED TRUSTEES' COMPENSATION                               1,284

CUSTODIAN FEES AND EXPENSES                                         54,739

REGISTRATION FEES                                                   31,075

AUDIT                                                               28,134

 TOTAL EXPENSES BEFORE REDUCTIONS                                   4,718,206

 EXPENSE REDUCTIONS                                                 (109,352)       4,608,854

NET INVESTMENT INCOME (LOSS)                                                        (1,086,974)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              41,713,592

 FOREIGN CURRENCY TRANSACTIONS                                      (37,794)        41,675,798

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (98,747,833)

 ASSETS AND LIABILITIES IN                                          (9)             (98,747,842)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                     (57,072,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ (58,159,018)


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   NINE MONTHS ENDED
                                    JANUARY 31, 1998   JULY 31,
                                    (UNAUDITED)        1997




OPERATIONS                                                                          $ (1,086,974)    $ (812,585)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                            41,675,798       83,721,448

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                 (98,747,842)     (11,245,423)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (58,159,018)     71,663,440

DISTRIBUTIONS TO SHAREHOLDERS                                                          -                (376,703)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                                                   (30,726)         (156,340)

 FROM NET REALIZED GAIN                                                               (102,296,701)    (41,625,679)

 TOTAL DISTRIBUTIONS                                                                   (102,327,427)    (42,158,722)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                            (8,291,059)      13,485,202

REDEMPTION FEES                                                                         55,282           60,962

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (168,722,222)    43,050,882

NET ASSETS

 BEGINNING OF PERIOD                                                                  693,542,120      650,491,238

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
$1,119,377 AND $1,677, RESPECTIVELY)                                                  $ 524,819,898    $ 693,542,120



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   NINE MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,            OCTOBER 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997                1996 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 26.16       $ 25.11       $ 23.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.03)         (.05)         0.00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.98)        2.81          1.46

 TOTAL FROM INVESTMENT OPERATIONS                                    (2.01)        2.76          1.46

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.10)         -

 IN EXCESS OF NET INVESTMENT INCOME                                  -             (.04)         -

 FROM NET REALIZED GAIN                                              (3.96)        (1.57)        -

 TOTAL DISTRIBUTIONS                                                 (3.96)        (1.71)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -             -             -

NET ASSET VALUE, END OF PERIOD                                      $ 20.19       $ 26.16       $ 25.11

TOTAL RETURN B, C                                                    (8.98)%       11.45%        6.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,394       $ 6,372       $ 1,609

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.37% A       1.71% A, F    1.66% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.33% A, G    1.68% A, G    1.58% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.24)% A      (.28)% A      (.01)% A

PORTFOLIO TURNOVER                                                   89% A         116% A        137%

AVERAGE COMMISSION RATE H                                           $ .0142       $ .0286       $ .0337



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO
NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31,
1996. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T

      SIX MONTHS ENDED   NINE MONTHS ENDED   YEARS ENDED OCTOBER 31,
      JANUARY 31, 1998   JULY 31,



SELECTED PER-SHARE DATA   (UNAUDITED)   1997   1996   1995   1994   1993   1992



NET ASSET VALUE, BEGINNING OF PERIOD         $ 26.34       $ 25.12       $ 19.25     $ 17.56     $ 17.59     $ 13.88    $
14.11

INCOME FROM INVESTMENT OPERATIONS


 NET INVESTMENT INCOME (LOSS)                 (.03) D       (.02) D       .00 D       (.05) D     (.11) D     .22
(.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)      (2.01)        2.83          6.56        2.00        .76         4.91       .79


 TOTAL FROM INVESTMENT OPERATIONS             (2.04)        2.81          6.56        1.95        .65         5.13       .69


LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                   -             (.01)         -           -           -           -          -


 IN EXCESS OF NET INVESTMENT INCOME           -             (.01)         -           -           -           -          -


 FROM NET REALIZED GAIN                       (3.92)        (1.57)        (.69)       (.26)       (.68)       (1.42)
(.92)

 TOTAL DISTRIBUTIONS                          (3.92)        (1.59)        (.69)       (.26)       (.68)       (1.42)
(.92)

 REDEMPTION FEES ADDED TO PAID IN CAPITAL     -             -             -           -           -           -          -


NET ASSET VALUE, END OF PERIOD               $ 20.38       $ 26.34       $ 25.12     $ 19.25     $ 17.56     $ 17.59    $
13.88

TOTAL RETURN B, C                             (9.03)%       11.62%        35.01%      11.40%      3.97%       41.05%
5.97%

RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)      $ 461,640     $ 618,083     $ 602,915   $ 272,979   $ 199,361   $ 40,309   $
7,087

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.43% A       1.47% A       1.59%       1.86% E     2.10%       2.63%
3.27% H

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.40% A, F    1.44% A, F    1.56% F     1.84% F     2.07% F     2.62%
3.27%
AFTER EXPENSE REDUCTIONS


RATIO OF NET INVESTMENT INCOME (LOSS) TO      (.30)% A      (.12)% A      .00%        (.30)%      (.67)%      (1.18)%
(1.22)%
AVERAGE NET ASSETS


PORTFOLIO TURNOVER                            89% A         116% A        137%        161%        125%        208%
248%

AVERAGE COMMISSION RATE G                    $ .0142       $ .0286       $ .0337






A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE
TIME SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). G FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
 PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
 STRUCTURES MAY DIFFER. H LIMITED IN
ACCORDANCE WITH A STATE EXPENSE LIMITATION.


FINANCIAL HIGHLIGHTS - CLASS B

                          SIX MONTHS ENDED   NINE MONTHS ENDED   YEARS ENDED OCTOBER 31,
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997                1996                      1995 E



NET ASSET VALUE, BEGINNING OF PERIOD                                $ 25.99       $ 24.88       $ 19.23    $ 18.87

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.10)         (.12)         (.15)      (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.97)        2.80          6.49       .39

 TOTAL FROM INVESTMENT OPERATIONS                                    (2.07)        2.68          6.34       .36

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (3.81)        (1.57)        (.69)      -

 REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -             -             -          -

NET ASSET VALUE, END OF PERIOD                                      $ 20.11       $ 25.99       $ 24.88    $ 19.23

TOTAL RETURN B, C                                                    (9.25)%       11.19%        33.87%     1.91%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 51,712      $ 59,044      $ 36,106   $ 2,508

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.98% A       2.04% A       2.28%      2.23% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.94% A, G    2.02% A, G    2.24% G    2.21% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.85)% A      (.67)% A      (.68)%     (.67)% A

PORTFOLIO TURNOVER                                                   89% A         116% A        137%       161%

AVERAGE COMMISSION RATE H                                           $ .0142       $ .0286       $ .0337



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT
OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995. F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998 E

SELECTED PER-SHARE DATA   (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 24.39

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (2.77)

 TOTAL FROM INVESTMENT OPERATIONS                                    (2.83)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (1.22)

 REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -

NET ASSET VALUE, END OF PERIOD                                      $ 20.34

TOTAL RETURN B, C                                                    (11.73)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 738

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.24% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.21% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.35)% A

PORTFOLIO TURNOVER                                                   89% A

AVERAGE COMMISSION RATE H                                           $ .0142

A ANNUALIZED B THE TOTAL
RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF
CLASS C SHARES) TO JANUARY 31,
1998. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                          SIX MONTHS ENDED   NINE MONTHS ENDED   YEARS ENDED OCTOBER 31,
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997                1996                      1995 E



NET ASSET VALUE, BEGINNING OF PERIOD                                $ 26.42      $ 25.17       $ 19.27    $ 18.87

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .03          .04           .04        (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (2.01)       2.85          6.55       .41

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.98)       2.89          6.59       .40

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -            (.05)         -          -

 IN EXCESS OF NET INVESTMENT INCOME                                  (.09)        (.02)         -          -

 FROM NET REALIZED GAIN                                              (3.97)       (1.57)        (.69)      -

 TOTAL DISTRIBUTIONS                                                 (4.06)       (1.64)        (.69)      -

 REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -            -             -          -

NET ASSET VALUE, END OF PERIOD                                      $ 20.38      $ 26.42       $ 25.17    $ 19.27

TOTAL RETURN B, C                                                    (8.97)%      11.95%        35.13%     2.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 4,336      $ 10,042      $ 9,860    $ 718

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .90% A       1.08% A       1.44%      1.68% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .86% A, G    1.06% A, G    1.39% G    1.66% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          .28% A       .24% A        .17%       (.13)% A

PORTFOLIO TURNOVER                                                   89% A        116% A        137%       161%

AVERAGE COMMISSION RATE H                                           $ .0142      $ .0286       $ .0337



A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD JULY 3,
1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31,
1995. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales, of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $268,695,205 and $375,192,301, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 8,338       $ 8,338

CLASS T     1,432,628     1,432,628

CLASS B     290,460       72,616

CLASS C     837           -

           $ 1,732,263   $ 1,513,582

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 4,004

CLASS T    $ 60,472

CLASS B    $ 15,600

CLASS C    $ 1,526

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 39,368    $ 29,191

CLASS T     179,624     124,785

CLASS B     112,759     0 *

CLASS C     0           0*

           $ 331,751   $ 153,976

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 10,712    .32 *

CLASS T                 FIIOC **    668,194    .24 *

CLASS B                 FIIOC **    78,659     .27 *

CLASS C                 FIIOC **    276        .28 *

INSTITUTIONAL CLASS     FIIOC **    6,642      .17 *

                                   $ 764,483

* ANNUALIZED.
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $60,394 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 2,672

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $103,401 under this arrangement.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class C. For the period the reimbursement reduced these expenses by $253.
In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,026 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
      SIX MONTHS    NINE MONTHS
       ENDED         ENDED
      JANUARY 31,   JULY 31,

      1998 A        1997

CLASS A

FROM NET INVESTMENT INCOME            $ -             $ 13,382

FROM NET REALIZED GAIN                 1,048,812       150,076

TOTAL                                 $ 1,048,812     $ 163,458

CLASS T

FROM NET INVESTMENT INCOME            $ -             $ 488,121

FROM NET REALIZED GAIN                 90,875,603      38,300,093

TOTAL                                 $ 90,875,603    $ 38,788,214

CLASS B

FROM NET REALIZED GAIN                $ 8,917,590     $ 2,464,412

CLASS C

FROM NET REALIZED GAIN                $ 16,549        $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME            $ -             $ 31,540

IN EXCESS OF NET INVESTMENT INCOME     30,726          -

FROM NET REALIZED GAIN                 1,438,147       711,098

TOTAL                                 $ 1,468,873     $ 742,638

                                      $ 102,327,427   $ 42,158,722

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                      DOLLARS

      SIX MONTHS    NINE MONTHS   SIX MONTHS    NINE MONTHS
       ENDED         ENDED         ENDED         ENDED
      JANUARY 31,   JULY 31,      JANUARY 31,   JULY 31,

      1998 A        1997          1998 A        1997




CLASS A                           90,776         209,436       $ 2,149,446      $ 5,153,545
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     43,804         6,590          998,062          161,464

SHARES REDEEMED                   (61,484)       (36,492)       (1,422,035)      (892,062)

NET INCREASE (DECREASE)           73,096         179,534       $ 1,725,473      $ 4,422,947

CLASS T                           1,572,399      7,500,800     $ 37,361,018     $ 184,421,132
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,685,456      1,447,428      85,183,913       35,664,618

SHARES REDEEMED                   (6,071,121)    (9,481,432)    (136,799,443)    (231,213,235)

NET INCREASE (DECREASE)           (813,266)      (533,204)     $ (14,254,512)   $ (11,127,485)

CLASS B                           380,321        1,183,380     $ 8,806,265      $ 28,872,353
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     333,524        96,152         7,596,629        2,345,122

SHARES REDEEMED                   (414,874)      (458,573)      (9,159,727)      (10,907,231)

NET INCREASE (DECREASE)           298,971        820,959       $ 7,243,167      $ 20,310,244

CLASS C                           35,500         -             $ 763,808        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     788            -              16,454           -

NET INCREASE (DECREASE)           36,288         -             $ 780,262        $ -

INSTITUTIONAL CLASS               65,976         342,819       $ 1,545,784      $ 8,550,867
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     60,810         29,515         1,415,854        727,819

SHARES REDEEMED                   (294,145)      (384,020)      (6,747,087)      (9,399,190)

NET INCREASE (DECREASE)           (167,359)      (11,686)      $ (3,785,449)    $ (120,504)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 3,421

CLASS T                 19,865

CLASS B                 2,514

CLASS C                 3,215

INSTITUTIONAL CLASS     2,060

                       $ 31,075

ADVISOR TECHNOLOGY FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                        PAST 6   PAST 1   LIFE OF
AUGUST 31, 1993                     MONTHS   YEAR     FUND

FIDELITY ADV TECHNOLOGY - INST CL   -9.46%   4.92%    45.72%

S&P 500                             3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED                              PAST 1   LIFE OF
AUGUST 31, 1993                           YEAR     FUND

FIDELITY ADV TECHNOLOGY - INST CL         4.92%    30.58%

S&P 500                                   26.91%   35.57%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 110426 S00000000000001
             FA Technology -CL I         S&P 500
             00202                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      11120.00                    10516.69
  1996/10/31      11230.00                    10806.74
  1996/11/30      12740.00                    11623.62
  1996/12/31      12478.92                    11393.36
  1997/01/31      13888.97                    12105.21
  1997/02/28      12932.15                    12200.12
  1997/03/31      12146.56                    11698.81
  1997/04/30      12871.72                    12397.23
  1997/05/31      14332.13                    13151.98
  1997/06/30      14473.13                    13741.19
  1997/07/31      16094.69                    14834.57
  1997/08/31      16568.06                    14003.54
  1997/09/30      17259.77                    14770.51
  1997/10/31      14759.13                    14277.18
  1997/11/30      14546.31                    14938.07
  1997/12/31      13816.57                    15194.56
  1998/01/30      14571.63                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 110427 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $14,572 - a 45.72% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                  % OF FUND'S
                                  INVESTMENTS

MICROSOFT CORP.                   10.8

LINEAR TECHNOLOGY CORP.           4.6

SOLECTRON CORP.                   4.6

DELL COMPUTER CORP.               4.2

SCI SYSTEMS, INC.                 3.9

MICRON TECHNOLOGY, INC.           3.8

MAXIM INTEGRATED PRODUCTS, INC.   3.3

MERCK & CO., INC.                 2.9

MCI COMMUNICATIONS CORP.          2.5

HBO & CO.                         2.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
 SEMICONDUCTORS 20.9%
 PREPACKAGED COMPUTER
 SOFTWARE 17.4%
 COMPUTER PERIPHERALS 7.0%
 MINI & MICRO COMPUTERS 5.4%
 COMPUTER SERVICES 4.8%
 ALL OTHERS 44.5%
ROW: 1, COL: 1, VALUE: 45.5
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.4
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 20.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Adam Hetnarski, Portfolio Manager of Fidelity Advisor Technology Fund
Q. HOW DID THE FUND PERFORM, ADAM?
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500?
A. I became bearish - or somewhat pessimistic - about the steady-growing, larger-capitalization technology stocks toward the end of July. I felt their multiples - or price-to-earnings ratios (P/Es) - could not expand much further, especially after several companies began to report disappointing earnings but their multiples weren't reduced. This thought process led me to purchase shares of higher growth companies - stocks of companies that have shown or are expected to show rapid earnings and revenue growth. By late October, financial turmoil in Southeast Asia and falling semiconductor prices forced the multiples of many technology stocks to contract rapidly. Unfortunately, the growth stocks were the hardest hit.
Q. LOOKING MORE CLOSELY, WHICH INDIVIDUAL HOLDINGS DETRACTED FROM THE FUND'S RETURN?
A. MicroProse, a software game company, was scheduled to merge with GT Interactive Software, but the merger fell through - sending MicroProse shares tumbling. On top of that, the company "took its eye off of the ball" during merger negotiations and, subsequently, its earnings numbers came in far below expectations. Altera, which was hurt by a slowdown in the semiconductor market, was another detractor. Finally, the fund lost out by not owning Cisco Systems, a large computer networking company, during the period. I felt that Cisco's products were becoming commodities and that its stock would be penalized as a result. That didn't happen. In fact, the company strengthened its market position and even expanded into the emerging market for voice-over-Internet transmission by making an acquisition at the end of the period.
Q. ON THE POSITIVE SIDE, WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. Yahoo, an Internet services company, historically has enjoyed a seasonal boost in the fourth quarter, and that was the case this year as well. More businesses advertise on the Internet during the Christmas quarter and Yahoo derives all of its revenues from advertising. HBO & Co. was another contributor to performance. The company dominated its competitors by increasing sales of software and services to health care providers.
Q. MICROSOFT REPRESENTED ABOUT 11% OF THE FUND AT THE END OF PERIOD. WHAT DID YOU FIND ATTRACTIVE ABOUT THIS STOCK AND DID IT CONTRIBUTE TO PERFORMANCE?
A. Holding Microsoft during the period didn't help performance, but it didn't hurt either. However, there is something to be said for a stock that remained fairly steady during the volatile environment for technology stocks we saw in the fourth quarter of 1997. I found the stock attractive because it plans to introduce two new operating systems in late 1998 or early 1999 - Windows 98 and NT 5.0. I felt the impending upgrade cycle at corporations boded well for future profits.
Q. APPLIED MATERIALS AND COMPAQ COMPUTER MADE UP ABOUT 17% OF THE PORTFOLIO AT THE END OF JULY. WHY DID YOU DRAMATICALLY REDUCE THOSE POSITIONS?
A. I decreased the fund's holdings in Applied Materials when memory chip prices started to fall. I believed that there were going to be capacity problems for memory providers. As for Compaq, I reduced the position when the company reported slower-than-expected PC unit sales growth. In addition, Compaq announced a $9.6-billion deal to acquire Digital Equipment at the end of January, and I feel that big mergers in the technology industry generally don't work.
Q. WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY MARKET?
A. I expect more bad news as a result of the fallout in Asia - meaning U.S. technology exports may fall as Asian goods become cheaper. I also anticipate more earnings disappointments, which should continue to eat away at the multiples of many technology stocks. I believe that 1999 may be a better year, with the rollout of Microsoft's new operating systems. These new product introductions should drive the requirement for more powerful PCs and expanded bandwidth in the corporate environment.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$106 million
MANAGER: Adam Hetnarski, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR TECHNOLOGY FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AIRCRAFT - 1.0%
Gulfstream Aerospace Corp. (a)  30,000 $ 1,021,866  40273410
AIR TRANSPORTATION - 1.1%
AIR TRANSPORT, MAJOR NATIONAL - 1.1%
Alaska Air Group, Inc. (a)   6,300  305,944  01165910
Southwest Airlines Co.   33,600  875,700  84474110
  1,181,644
APPLIANCE STORES - 0.4%
ELECTRIC APPLIANCES - WHOLESALE - 0.4%
Cellstar Corp. (a)  22,000  437,250  15092510
COMMUNICATIONS EQUIPMENT - 7.5%
DATACOMMUNICATIONS EQUIPMENT - 4.1%
Cabletron Systems, Inc. (a)  28,900  417,244  12692010
Cisco Systems, Inc. (a)  18,750  1,182,422  17275R10
IFR Systems, Inc.   21,100  340,238  44950710
Level One Communications, Inc.   8,800  339,900  52729510
3Com Corp. (a)   66,000  2,182,125  88553510
  4,461,929
TELEPHONE EQUIPMENT - 3.4%
Ascend Communications, Inc. (a)  40,600  1,200,238  04349110
DSC Communications Corp. (a)  9,300  186,000  23331110
DSP Communications, Inc. (a)  66,600  949,050  23332K10
Nokia Corp. AB sponsored ADR  17,100  1,299,600  65490220
  3,634,888
TOTAL COMMUNICATIONS EQUIPMENT   8,096,817
COMPUTER SERVICES & SOFTWARE - 23.7%
COMPUTER SERVICES - 4.8%
Electronic Data Systems Corp.  19,000  790,875  28566110
Excite, Inc. (a)  5,800  247,950  30090410
HBO & Co.   50,900  2,662,706  40410010
Lycos, Inc.   1,500  57,281  55081810
PsiNet, Inc.   53,700  399,394  74437C10
Yahoo, Inc. (a)  15,500  982,313  98433210
  5,140,519
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.1%
Saville Systems Ireland PLC
 sponsored ADR  2,100  85,575  80517410
Verisign, Inc.   100  1,400  92343E10
  86,975
CAD/CAM/CAE - 0.9%
Parametric Technology Corp.   1,600  81,200  69917310
Synopsys, Inc.   28,968  896,198  87160710
  977,398
DATA PROCESSING - 0.2%
First Data Corp.   7,200  220,500  31996310
ELECTRONIC INFORMATION RETRIEVAL - 0.3%
E Trade Group, Inc. (a)  14,100  307,556  26924610
PREPACKAGED COMPUTER SOFTWARE - 17.4%
Autodesk, Inc.   5,200  200,850  05276910
Advant Corp. (a)  11,000  169,125  05348710
BMC Software, Inc. (a)  10,900  738,475  05592110
Cadence Design Systems, Inc. (a)  20,600  576,800  12738710
Computer Associates International, Inc.   1,300  69,144  20491210
Compuware Corp. (a)  18,500  721,500  20563810
Electronic Arts, Inc. (a)  21,807  783,689  28551210
Industrial-Matematik International Corp.   4,600  120,750  45579210

 SHARES VALUE (NOTE 1)
i2 Technologies, Inc.   5,000 $ 268,125  46575410
Manugistics Group, Inc.   8,100  327,038  56501110
Microsoft Corp.   77,800  11,606,788  59491810
MicroProse, Inc.  195,100  378,006  59513V10
Netscape Communications Corp.   7,800  125,288  64114910
PeopleSoft, Inc.   36,400  1,274,000  71271310
Platinum Technology, Inc.   17,200  481,600  72764T10
Siebel Systems, Inc.   14,100  694,425  82617010
Systems Software Associates, Inc.   28,300  215,788  87183910
  18,751,391
TOTAL COMPUTER SERVICES & SOFTWARE   25,484,339
COMPUTERS & OFFICE EQUIPMENT - 17.2%
COMPUTER PERIPHERALS - 7.0%
Creative Technology Ltd. (a)  20,300  386,969  22599992
EMC Corp. (a)  48,600  1,582,538  26864810
Fore Systems, Inc. (a)  81,700  1,205,075  34544910
Madge NV  8,100  40,247  55799522
SCI Systems, Inc.   96,400  4,193,400  78389010
Western Digital Corp. (a)  4,500  84,094  95810210
  7,492,323
COMPUTER STORAGE DEVICES - 2.8%
Quantum Corp.   60,300  1,469,813  74790610
SanDisk Corp.   4,600  92,000  80004C10
Seagate Technology  64,400  1,493,275  81180410
  3,055,088
COMPUTERS & OFFICE EQUIPMENT - 1.5%
Hewlett-Packard Co.   13,300  798,000  42823610
International Business Machines Corp.  7,900  779,631  45920010
  1,577,631
ELECTRONIC COMPUTERS - 0.2%
Gateway 2000, Inc.   1,600  60,300  36783310
Micron Electronics, Inc.   12,500  145,313  59510010
  205,613
GRAPHICS WORKSTATIONS - 0.1%
Silicon Graphics, Inc.   3,900  60,450  82705610
Sun Microsystems, Inc.   1,600  76,700  86681010
  137,150
MINI & MICRO COMPUTERS - 5.4%
Compaq Computer Corp.   46,000  1,382,875  20449310
Dell Computer Corp. (a)  45,000  4,474,688  24702510
  5,857,563
OFFICE AUTOMATION - 0.2%
Nam Tai Electronics, Inc.   14,200  222,763  62986520
TOTAL COMPUTERS & OFFICE EQUIPMENT   18,548,131
CONSUMER DURABLES - 0.0%
GLASS, PRESSED OR BLOWN - 0.0%
Dupont Photomasks, Inc. (a)  600  17,550  26613X10
DRUGS & PHARMACEUTICALS - 4.5%
BIOTECHNOLOGY - 0.0%
COR Therapeutics, Inc.   500  4,844  21775310
DRUGS - 4.5%
Barr Laboratories, Inc. (a)  27,650  926,275  06830610
Bristol-Myers Squibb Co.   2,900  289,094  11012210
Merck & Co., Inc.   26,400  3,095,400  58933110
Schering-Plough Corp.   7,500  542,813  80660510
  4,853,582
TOTAL DRUGS & PHARMACEUTICALS   4,858,426
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 1.6%
TV & RADIO COMMUNICATION EQUIPMENT - 1.6%
Loral Space & Communications Ltd.   75,500 $ 1,665,719  54399E22
ELECTRONIC INSTRUMENTS - 2.7%
ELECTRONIC EQUIPMENT - 1.3%
ORBIT/FR, Inc.   9,300  151,125  68592910
Sawtek, Inc.   4,700  122,494  80546810
Teradyne, Inc.   28,800  1,137,600  88077010
  1,411,219
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 1.4%
Applied Materials, Inc. (a)  800  26,250  03822210
KLA-Tencor Corp.   24,500  918,750  48248010
Lam Research Corp.   25,337  578,000  51280710
Novellus Systems, Inc.   500  18,031  67000810
  1,541,031
TOTAL ELECTRONIC INSTRUMENTS   2,952,250
ELECTRONICS - 26.8%
CONNECTORS - 0.3%
AMP, Inc.   9,500  380,000  03189710
ELECTRONIC CAPACITORS - 0.4%
Maxwell Technologies, Inc.   15,000  435,000  57776710
ELECTRONIC COMPONENTS & ACCESSORIES - 0.0%
International Manufacturing Services,
 Inc. Class A  100  788  45985A10
ELECTRONICS & ELECTRONIC COMPONENTS - 4.6%
Solectron Corp.   113,600  4,913,200  83418210
PRINTED CIRCUIT BOARDS - 0.6%
DII Group, Inc. (a)  22,200  627,150  23294910
SEMICONDUCTORS - 20.9%
Altera Corp. (a)   48,900  1,674,825  02144110
Applied Micro Circuits Corp.   3,600  68,850  03822W10
Cypress Semiconductor Corp. (a)  12,400  122,450  23280610
Integrated Circuit Systems, Inc.   6,800  175,950  45811K10
Integrated Device Technology, Inc.   19,700  267,181  45811810
Intel Corp.   14,700  1,190,700  45814010
International Rectifier Corp.   18,900  216,169  46025410
Lattice Semiconductor Corp.   8,600  396,675  51841510
Linear Technology Corp.   74,300  4,922,375  53567810
Maxim Integrated Products, Inc.   102,100  3,535,213  57772K10
Micrel, Inc.   33,600  1,016,400  59479310
Microchip Technology, Inc.   13,100  302,528  59501710
Micron Technology, Inc.   118,100  4,089,213  59511210
Motorola, Inc.   25,100  1,491,881  62007610
Texas Instruments, Inc.   27,000  1,474,875  88250810
3D Labs, Inc. Ltd. (a)   12,000  352,500  92199N22
Vitesse Semiconductor Corp.   28,700  1,246,656  92849710
  22,544,441
TOTAL ELECTRONICS   28,900,579
FOODS - 0.0%
COOKIES & CRACKERS - 0.0%
Keebler Foods Co.   100  2,750  48725610
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ACCESSORIES & MEASURING CUTTING TOOLS - 0.1%
Stanley Works  1,800  79,650  85461610
GENERAL INDUSTRIAL MACHINERY - 1.4%
Manitowoc Co., Inc.   13,100  445,400  56357110
Tyco International Ltd.  24,188  1,073,343  90212410
  1,518,743

 SHARES VALUE (NOTE 1)
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.2%
ASM Lithography Holding NV (a)  3,000 $ 208,500  04599S23
PRI Automation, Inc.   2,100  57,750  69357H10
  266,250
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,864,643
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
MEDICAL TECHNOLOGY - 0.3%
Medtronic, Inc.   6,300  321,694  58505510
METALS & MINING - 0.7%
NONFERROUS WIRE - 0.7%
AFC Cable Systems, Inc. (a)  25,000  712,500  00095010
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
BUILDING MATERIALS - RETAIL - 0.4%
Home Depot, Inc.   7,300  440,281  43707610
SERVICES - 0.3%
MANAGEMENT CONSULTING SERVICES - 0.1%
Hagler Bailly, Inc.   6,600  151,800  40518310
PERSONNEL SUPPLY SERVICES - 0.2%
Computer Horizons Corp. (a)  5,100  213,403  20590810
TOTAL SERVICES   365,203
TELEPHONE SERVICES - 2.5%
MCI Communications Corp.   58,100  2,698,019  55267310
TOTAL COMMON STOCKS
 (Cost $94,715,440)   99,569,661
CONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
ELECTRONIC INSTRUMENTS - 0.3%
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 0.3%
Lam Research Corp.
 5%, 9/1/02 (d)
 (Cost $375,300) B $ 360,000  293,400  512807AB
CASH EQUIVALENTS - 7.3%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $7,914,863)  7,914,863  7,914,863  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $103,005,603)  $ 107,777,924
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $293,400 or 0.3% of net assets.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $103,006,949. Net unrealized appreciation aggregated $4,770,975, of which $9,103,261 related to appreciated investment securities and $4,332,286 related to depreciated investment securities.
ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
107,777,924
(COST $103,005,603) - SEE ACCOMPANYING SCHEDULE


RECEIVABLE FOR INVESTMENTS SOLD
4,298,656

RECEIVABLE FOR FUND SHARES SOLD
692,667

DIVIDENDS RECEIVABLE                                                                                                  14,773


INTEREST RECEIVABLE                                                                                                   45,747


REDEMPTION FEES RECEIVABLE                                                                                            104


OTHER RECEIVABLES                                                                                                     331


PREPAID EXPENSES                                                                                                      11,106


 TOTAL ASSETS
112,841,308

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 6,214,745


PAYABLE FOR FUND SHARES REDEEMED                                                                        219,800


ACCRUED MANAGEMENT FEE                                                                                  48,338


DISTRIBUTION FEES PAYABLE                                                                               43,950


OTHER PAYABLES AND                                                                                      68,124

ACCRUED EXPENSES


 TOTAL LIABILITIES
6,594,957

NET ASSETS                                                                                                           $
106,246,351

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
112,599,182

ACCUMULATED NET INVESTMENT
(441,903)
INCOME (LOSS)


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
(10,683,206)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
4,772,278
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
106,246,351


CALCULATION OF MAXIMUM                                $12.94
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($13,266,370 (DIVIDED BY)
  1,025,390 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.73
 (100/94.25 OF $12.94)

 CLASS T:                                             $12.89
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($71,613,343 (DIVIDED BY)
  5,557,126 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $13.36
 (100/96.50 OF $12.89)

 CLASS B:                                             $12.82
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($16,126,903 (DIVIDED BY)
  1,258,085 SHARES)  A

 CLASS C:                                             $12.85
 NET ASSET VALUE AND OFFERING
  PRICE PER SHARE ($1,408,882 (DIVIDED BY)
  109,622 SHARES)  A

 INSTITUTIONAL CLASS:                                 $12.93
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($3,830,853 (DIVIDED BY)
  296,192 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                                 $ 62,930
DIVIDENDS

INTEREST                                                                           285,525

 TOTAL INCOME                                                                      348,455

EXPENSES

MANAGEMENT FEE                                                     $ 276,805

TRANSFER AGENT FEES                                                 132,650

DISTRIBUTION FEES                                                   241,382

ACCOUNTING FEES AND EXPENSES                                        33,347

NON-INTERESTED TRUSTEES' COMPENSATION                               155

CUSTODIAN FEES AND EXPENSES                                         22,103

REGISTRATION FEES                                                   66,963

AUDIT                                                               16,732

LEGAL                                                               1,540

REPORTS TO SHAREHOLDERS                                             27,153

MISCELLANEOUS                                                       562

 TOTAL EXPENSES BEFORE REDUCTIONS                                   819,392

 EXPENSE REDUCTIONS                                                 (29,034)       790,358

NET INVESTMENT INCOME (LOSS)                                                       (441,903)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              (5,157,063)

 FOREIGN CURRENCY TRANSACTIONS                                      263            (5,156,800)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (4,851,487)

 ASSETS AND LIABILITIES IN                                          (5)            (4,851,492)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                    (10,008,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (10,450,195)


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                     $ (441,903)     $ (264,379)

NET INVESTMENT INCOME (LOSS)


 NET REALIZED GAIN (LOSS)                                                                       (5,156,800)     4,756,140


 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                           (4,851,492)     9,623,770


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (10,450,195)    14,115,531


DISTRIBUTIONS TO SHAREHOLDERS


 FROM NET REALIZED GAIN                                                                         (4,185,800)     (119,780)


 IN EXCESS OF NET REALIZED GAIN                                                                 (5,526,406)     -


 TOTAL DISTRIBUTIONS                                                                            (9,712,206)     (119,780)


SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                    52,729,915      59,627,327


REDEMPTION FEES                                                                                 40,162          15,597


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       32,607,676      73,638,675


NET ASSETS


 BEGINNING OF PERIOD                                                                            73,638,675      -


 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $441,903 AND $0, RESPECTIVELY)    $ 106,246,351   $ 73,638,675




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.96       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.05)         (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.39)        6.13

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.44)        6.03

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.69)         (.08)

 IN EXCESS OF NET REALIZED GAIN                                      (.90)         -

 TOTAL DISTRIBUTIONS                                                 (1.59)        (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.94       $ 15.96

TOTAL RETURN B, C                                                    (9.39)%       60.62%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 13,266      $ 7,313

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.52% A       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.46% A, G    1.70% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.71)% A      (.79)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE H                                           $ .0419       $ .0415


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS A SHARES) TO
JULY 31, 1997. F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.91       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.06)         (.11)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.40)        6.09

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.46)        5.98

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.68)         (.08)

 IN EXCESS OF NET REALIZED GAIN                                      (.89)         -

 TOTAL DISTRIBUTIONS                                                 (1.57)        (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.89       $ 15.91

TOTAL RETURN B, C                                                    (9.55)%       60.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 71,613      $ 57,624

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.69% A       1.92% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.63% A, F    1.87% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.89)% A      (.93)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE G                                           $ .0419       $ .0415


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS T SHARES) TO JULY 31,
1997. F FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.88       $ 12.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.11)         (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.38)        3.08

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.49)        3.00

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.68)         -

 IN EXCESS OF NET REALIZED GAIN                                      (.90)         -

 TOTAL DISTRIBUTIONS                                                 (1.58)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 12.82       $ 15.88

TOTAL RETURN B, C                                                    (9.82)%       23.29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 16,127      $ 5,105

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.44% A       2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.38% A, G    2.45% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.61)% A     (1.41)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE H                                           $ .0419       $ .0415


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF CLASS B SHARES) TO
JULY 31, 1997. F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

FINANCIAL HIGHLIGHTS - CLASS C
                          PERIOD ENDED
                          JANUARY 31, 1998 E

SELECTED PER-SHARE DATA   (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.28

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.69)

 TOTAL FROM INVESTMENT OPERATIONS                                    (.74)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.30)

 IN EXCESS OF NET REALIZED GAIN                                      (.39)

 TOTAL DISTRIBUTIONS                                                 (.69)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 12.85

TOTAL RETURN B, C                                                    (4.75)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,409

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.43% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.65)% A

PORTFOLIO TURNOVER                                                   523% A

AVERAGE COMMISSION RATE H                                           $ .0419

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF
CLASS C SHARES) TO JANUARY 31,
1998. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES
MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.98       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)         (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1.41)        6.12

 TOTAL FROM INVESTMENT OPERATIONS                                    (1.45)        6.06

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.69)         (.09)

 IN EXCESS OF NET REALIZED GAIN                                      (.92)         -

 TOTAL DISTRIBUTIONS                                                 (1.61)        (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           .01

NET ASSET VALUE, END OF PERIOD                                      $ 12.93       $ 15.98

TOTAL RETURN B, C                                                    (9.46)%       60.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,831       $ 3,598

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.34% A       1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.29% A, G    1.44% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.56)% A      (.50)% A

PORTFOLIO TURNOVER                                                   523% A        517% A

AVERAGE COMMISSION RATE H                                           $ .0419       $ .0415


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE
TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR
THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER. G FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $258,825,863 and $218,922,272, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 12,136    $ 12,136

CLASS T     169,507     169,507

CLASS B     58,347      14,587

CLASS C     1,392       0

           $ 241,382   $ 196,230

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 3,780

CLASS T    $ 6,609

CLASS B    $ 2,271

CLASS C    $ 1,682

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 97,440    $ 60,650

CLASS T     190,150     115,044

CLASS B     22,450      0 *

CLASS C     0           0 *

           $ 310,040   $ 175,694

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC **   $ 14,080    .29*

CLASS T                 FIIOC **    94,270     .28*

CLASS B                 FIIOC **    20,246     .35*

CLASS C                 FIIOC **    427        .31*

INSTITUTIONAL CLASS     FIIOC **    3,627      .20*

                                   $ 132,650

* ANNUALIZED.
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $22,688 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS C    2.50%        $ 3,113

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $25,705 under this arrangement.
In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $216 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                  SIX MONTHS ENDED    YEAR ENDED
                                  JANUARY 31,         JULY 31,

                                  1998  A             1997 B

CLASS A

FROM NET REALIZED GAIN            $ 440,106           $ 16,754

IN EXCESS OF NET REALIZED GAIN     581,062             -

TOTAL                             $ 1,021,168         $ 16,754

CLASS T

FROM NET REALIZED GAIN            $ 3,046,936         $ 94,078

IN EXCESS OF NET REALIZED GAIN     4,022,792           -

TOTAL                             $ 7,069,728         $ 94,078

CLASS B

FROM NET REALIZED GAIN            $ 514,174           $ -

IN EXCESS OF NET REALIZED GAIN     678,852             -

TOTAL                             $ 1,193,026         $ -

CLASS C

FROM NET REALIZED GAIN            $ 12,248            $ -

IN EXCESS OF NET REALIZED GAIN     16,170              -

TOTAL                             $ 28,418            $ -

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN            $ 172,336           $ 8,948

IN EXCESS OF NET REALIZED GAIN     227,530             -

TOTAL                             $ 399,866           $ 8,948

                                  $ 9,712,206         $ 119,780

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY 31,         JULY 31,     JANUARY 31,         JULY 31,

                                 1998 A              1997  B,C    1998 A              1997  B,C



CLASS A                           582,990             504,366     $ 8,026,456         $ 6,388,175
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     69,527              1,197        934,118             15,029

SHARES REDEEMED                   (85,188)            (47,502)     (1,187,461)         (617,865)

NET INCREASE (DECREASE)           567,329             458,061     $ 7,773,113         $ 5,785,339

CLASS T                           2,443,712           4,187,137   $ 36,096,313        $ 54,310,830
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     495,110             7,154        6,736,761           89,642

SHARES REDEEMED                   (1,004,588)         (571,399)    (14,087,572)        (7,714,355)

NET INCREASE (DECREASE)           1,934,234           3,622,892   $ 28,745,502        $ 46,686,117

CLASS B                           967,716             352,887     $ 14,239,268        $ 4,850,934
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     78,347              -            1,031,733           -

SHARES REDEEMED                   (109,338)           (31,527)     (1,459,994)         (463,394)

NET INCREASE (DECREASE)           936,725             321,360     $ 13,811,007        $ 4,387,540

CLASS C                           107,593             -           $ 1,361,810         $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,343               -            27,642              -

SHARES REDEEMED                   (314)               -            (3,832)             -

NET INCREASE (DECREASE)           109,622             -           $ 1,385,620         $ -

INSTITUTIONAL CLASS               119,912             229,260     $ 1,685,058         $ 2,822,866
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     27,259              714          379,700             8,948

SHARES REDEEMED                   (76,150)            (4,803)      (1,050,085)         (63,483)

NET INCREASE (DECREASE)           71,021              225,171     $ 1,014,673         $ 2,768,331


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS A, CLASS T, AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,1997.
C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 8,271

CLASS T                 32,822

CLASS B                 16,110

CLASS C                 3,663

INSTITUTIONAL CLASS     6,097

                       $ 66,963

ADVISOR UTILITIES GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                       PAST 6   PAST 1   LIFE OF
JANUARY 31, 1998                   MONTHS   YEAR     FUND

FIDELITY ADV UTILITIES - INST CL   20.68%   35.14%   60.12%

S&P 500                            3.56%    26.91%   53.63%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED                             PAST 1   LIFE OF
JANUARY 31, 1998                         YEAR     FUND

FIDELITY ADV UTILITIES - INST CL         35.14%   39.61%

S&P 500                                  26.91%   35.57%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 112745 S00000000000001
             FA Utilities Growth -CL I   S&P 500
             00206                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10160.00                    10516.69
  1996/10/31      10780.00                    10806.74
  1996/11/30      11360.00                    11623.62
  1996/12/31      11524.62                    11393.36
  1997/01/31      11848.98                    12105.21
  1997/02/28      12021.29                    12200.12
  1997/03/31      11413.13                    11698.81
  1997/04/30      11808.43                    12397.23
  1997/05/31      12558.50                    13151.98
  1997/06/30      12953.80                    13741.19
  1997/07/31      13268.01                    14834.57
  1997/08/31      12943.66                    14003.54
  1997/09/30      14335.34                    14770.51
  1997/10/31      14119.85                    14277.18
  1997/11/30      14786.84                    14938.07
  1997/12/31      15011.00                    15194.56
  1998/01/30      16012.47                    15362.61
IMATRL PRASUN   SHR__CHT 19980131 19980212 112747 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $16,012 - a 60.12% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,363 - a 53.63% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1998
                                              % OF FUND'S
                                              INVESTMENTS

WORLDCOM, INC                                 10.0

TEL-SAVE HOLDINGS, INC.                       7.9

MCI COMMUNICATIONS CORP.                      7.3

GTE CORP.                                     5.5

AT&T CORP.                                    5.0

SBC COMMUNICATIONS, INC.                      4.3

TITAN CORP.                                   4.2

TELEPORT COMMUNICATIONS GROUP, INC. CLASS A   4.0

BELL ATLANTIC CORP.                           3.6

AMNEX, INC.                                   3.5

TOP INDUSTRIES AS OF JANUARY 31, 1998
TELEPHONE SERVICES 57.8%
ELECTRIC POWER 10.9%
ELECTRIC & OTHER SERVICES 4.9%
TV & RADIO COMMUNICATION
EQUIPMENT 4.2%
PETROLEUM REFINERS 3.4%
ALL OTHERS 18.8% *
ROW: 1, COL: 1, VALUE: 57.8
ROW: 1, COL: 2, VALUE: 10.9
ROW: 1, COL: 3, VALUE: 4.9
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 3.4
ROW: 1, COL: 6, VALUE: 18.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Nick Thakore, Portfolio Manager of Fidelity Advisor Utilities Growth Fund
Q. HOW DID THE FUND PERFORM, NICK?
Q. WHY WAS THE FUND'S PERFORMANCE STRONGER THAN THE INDEX'S, ESPECIALLY DURING THE MOST RECENT SIX-MONTH PERIOD?
A. After advancing sharply over the previous four months, the overall market - as reflected by the S&P 500 and other indexes that contain stocks from a variety of sectors - made no sustained moves either up or down from August through the end of January. However, utilities in general, and in particular many of the telephone utility growth stocks that form the fund's core holdings, turned in strong performances.
Q. WHAT MADE TELEPHONE UTILITIES ATTRACTIVE TO INVESTORS?
A. Deregulation has created many opportunities both for established telephone utility companies and especially for a number of relative newcomers that are claiming increasingly larger shares of the long-distance telephone service market. Looking ahead, once the regulatory issues are sorted out, many of these companies will be in a position to offer their customers integrated packages of long-distance, local and cellular phone service. Investors have responded to the potential growth in earnings that these changes might bring, as well as the healthy earnings trends already in place at many companies.
Q. YOU INCREASED THE FUND'S INVESTMENT IN ELECTRIC UTILITIES BY ABOUT
50%. WHY?
A. The recent turmoil in Asia had two consequences that were positive for electric utilities. First, many investors bought electric utility stocks because of a perception that they offer more protection than stocks in other sectors against the threats to earnings growth posed by the unstable financial conditions in Asia. Second, volatility in the stock market spurred a transfer of some investment funds to the bond market, accelerating the upward move in bond prices - and corresponding downward trend in interest rates - that was already in progress. While all utility stocks are sensitive to interest rates, electric utility stocks tend to be even more so, and they responded well to this development.
Q. ON THE OTHER HAND, YOU CUT BACK SHARPLY ON THE FUND'S HOLDINGS OF GAS UTILITIES . . .
A. The supply and demand factors affecting natural gas prices have not been attractive, and the sector does not characteristically benefit as much as electric utilities from falling interest rates or the move toward investments perceived as offering greater safety. I reduced the fund's holdings of gas utilities to about 4% of the portfolio by the end of the period - roughly one-fifth of what they had been six months earlier.
Q. WHAT STOCKS DID WELL FOR THE FUND?
A. Tel-Save Holdings is a long-distance reseller whose stock benefited from investors' positive reception of the company's recent agreement to market its services through the extensive America OnLine electronic network. Also, MCI's stock surged upward as the company was pursued by no fewer than three corporate suitors during the period, with WorldCom the apparent winner. Another stock that helped the fund's performance was AT&T, which was helped by improved earnings trends and investors' confidence in the abilities of the company's new CEO.
Q. WHICH OF THE FUND'S HOLDINGS PROVED TO BE DISAPPOINTMENTS?
A. EXCEL Communications posted earnings that were short of Wall Street's expectations, primarily because of higher-than-expected marketing costs. Sonat suffered because it is one of the gas companies most sensitive to natural gas prices, which were weak during the period. The fund no longer holds this stock.
Q. WHAT'S YOUR OUTLOOK, NICK?
A. I don't foresee much change for the fund's positioning. I will continue to emphasize telephone utility stocks because, based on current and projected price-to-earnings multiples, I think they offer better growth potential than the shares of electric and gas companies. At the same time, I have become more cautious about the short-term investment environment. My increased emphasis on electric utilities reflects this outlook.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1998, more than
$24 million
MANAGER: Nick Thakore, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR UTILITIES GROWTH FUND
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%
 SHARES VALUE (NOTE 1)
BROADCASTING - 1.8%
CABLE TV OPERATORS - 1.8%
Cable Michigan, Inc.   325 $ 7,304
RCN Corp.   10,600  443,875
TCI Satellite Entertainment, Inc.
 Class A (a)  10  55
Tele-Communications, Inc. (TCI Group),
 Series A (a)  127  3,556
Tele-Communications, Inc.
 (TCI Ventures Group),
 Series A (a)  73  2,154
  456,944
CELLULAR - 1.1%
CELLULAR & COMMUNICATION SERVICES - 1.1%
Cellnet Data Systems, Inc. (a)  1,200  11,550
Teleglobe, Inc.   8,000  261,070
Telephone & Data Systems, Inc.   400  17,600
  290,220
COAL - 0.2%
MAPCO, Inc.   1,100  51,356
COMMUNICATIONS EQUIPMENT - 0.9%
TELEPHONE INTERCONNECT SYSTEMS - 0.9%
Intermedia Communications, Inc. (a)  3,900  239,850
COMPUTER SERVICES & SOFTWARE - 0.7%
CAD/CAM/CAE - 0.7%
ICG Communications, Inc.  (a)  7,250  178,531
ELECTRIC UTILITY - 16.2%
COMBINATION UTILITIES, NEC - 0.4%
Citizens Utilities Co. Class B  10,100  95,950
ELECTRIC & OTHER SERVICES - 4.9%
CMS Energy Corp.   2,300  97,894
Commonwealth Energy Systems (SBI) (a)  7,200  247,500
Consolidated Edison, Inc.   6,200  256,138
DPL, Inc.   2,400  43,950
Enova Corp.   1,300  32,988
Hidroelectrica de Cantabrico SA  100  4,277
IES Industries, Inc.   500  18,344
LG&E Energy Corp.   400  9,350
Montana Power Co.   4,300  129,000
NIPSCO Industries, Inc.   1,000  51,063
New York State Electric & Gas Corp.   5,800  204,450
PECO Energy Co.   1,500  28,406
PacifiCorp.   1,900  44,056
Public Service Co. of New Mexico  1,500  33,938
Rochester Gas & Electric Corp.   1,400  43,925
Sierra Pacific Resources  300  10,613
Utilicorp United, Inc.   200  7,075
  1,262,967
ELECTRIC POWER - 10.9%
American Electric Power Co., Inc.   2,500  123,281
Baycorp Holdings Ltd. (a)  100  656
Boston Edison Co.   9,300  346,425
Central & South West Corp.   1,700  46,006
Central Louisiana Electric Co., Inc.   1,800  55,913
DQE, Inc.   1,400  45,763
Duke Energy Corp.   11,494  622,831
Entergy Corp.  400  11,450
FPL Group, Inc.   4,000  229,500
GPU, Inc.   5,600  220,150
Houston Industries, Inc.   452  11,809

 SHARES VALUE (NOTE 1)
IPALCO Enterprises, Inc.   12,000 $ 501,000
Kansas City Power & Light Co.   400  11,350
New England Electric System  7,500  315,000
Pinnacle West Capital Corp.   3,400  136,000
Southern Co.   1,000  24,313
TECO Energy, Inc.   300  7,781
Texas Utilities Co.   1,990  81,839
United Illuminating Co.   400  17,050
  2,808,117
TOTAL ELECTRIC UTILITY   4,167,034
ELECTRICAL EQUIPMENT - 4.2%
TV & RADIO COMMUNICATION EQUIPMENT - 4.2%
Titan Corp. (a)  180,700  1,084,200
GAS - 4.1%
GAS & OTHER SERVICES - 0.4%
MDU Resources Group, Inc.   2,500  74,688
UGI Corp.   1,050  29,728
Western Resources, Inc.   300  12,225
  116,641
GAS DISTRIBUTION - 2.2%
Eastern Enterprises Co.   3,300  136,538
Energen Corp.   800  31,200
K N Energy, Inc.   1,300  65,325
MCN Corp.   4,000  148,000
National Fuel Gas Co.   400  18,400
NICOR, Inc.   400  16,100
Pacific Enterprises  2,950  106,384
Peoples Energy Corp.   500  18,875
WICOR, Inc.   300  13,294
  554,116
GAS TRANSMISSION - 0.9%
Williams Companies, Inc.   7,750  220,875
GAS TRANSMISSION & DISTRIBUTION - 0.6%
Columbia Gas System, Inc. (The)  1,650  125,194
Equitable Resources, Inc.   450  14,794
ONEOK, Inc.   700  23,931
  163,919
TOTAL GAS   1,055,551
HOLDING COMPANIES - 0.3%
HOLDING COMPANY OFFICES, NEC - 0.3%
CINergy Corp.   1,900  65,550
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  300  525
METALS & MINING - 0.9%
NONFERROUS ROLLING & DRAWING - 0.9%
Superior Telecom, Inc. (a)  6,100  240,950
OIL & GAS - 3.9%
CRUDE PETROLEUM & GAS - 0.5%
EEX Corp. (a)  13,295  112,177
Occidental Petroleum Corp.   600  15,300
  127,477
PETROLEUM REFINERS - 3.4%
Coastal Corp. (The)  14,875  862,750
TOTAL OIL & GAS   990,227
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 57.8%
AT&T Corp.   20,500 $ 1,283,813
ALLTEL Corp.   400  17,100
AMNEX, Inc. (a)  640,300  900,422
BCE, Inc.   2,500  78,321
Bell Atlantic Corp.   10,000  925,625
BellSouth Corp.   6,800  411,825
Cincinnati Bell, Inc.   7,200  258,300
Commonwealth Telephone
 Enterprises, Inc.  866  20,351
EXCEL Communications, Inc. (a)  32,800  518,650
France Telecom SA (a)  632  26,941
GTE Corp.   25,900  1,413,169
ITC Deltacom, Inc.   100  1,913
MCI Communications Corp.   40,500  1,880,719
NEXTLINK Communications, Inc.
 Class A  3,000  74,625
Qwest Communications
 International, Inc.   100  7,088
SBC Communications, Inc.   14,300  1,111,825
Tel-Save Holdings, Inc. (a)  85,100  2,021,125
Teleport Communications Group, Inc.
 Class A (a)  18,500  1,032,531
Winstar Communications, Inc. (a)  8,900  290,919
WorldCom, Inc. (a)  71,575  2,563,280
  14,838,542
TOTAL COMMON STOCKS
 (Cost $21,073,725)   23,659,480
CONVERTIBLE PREFERRED STOCKS - 0.1%
ELECTRIC UTILITY - 0.1%
COMBINATION UTILITIES, NEC - 0.1%
Citizens Utilities Trust $2.50 EPPICS
 (Cost $19,495)  400  19,250
CASH EQUIVALENTS - 7.8%
Taxable Central Cash Fund (b)
 (Cost $2,006,443)  2,006,443  2,006,443
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $23,099,663)  $ 25,685,173
SECURITY TYPE ABBREVIATIONS
EPPICS - Equity Providing Preferred
   Income Convertible Securities
LEGEND
1.  Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $23,099,663. Net unrealized appreciation aggregated $2,585,510 of which $2,928,132 related to appreciated investment securities and $342,622 related to depreciated investment securities.
ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)



ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                   $
25,685,173
(COST $23,099,663) -

SEE ACCOMPANYING SCHEDULE


CASH                                                                                                                  7


FOREIGN CURRENCY HELD AT VALUE (COST $52)                                                                             52


RECEIVABLE FOR INVESTMENTS SOLD
694,887

RECEIVABLE FOR FUND SHARES SOLD
239,053

DIVIDENDS RECEIVABLE                                                                                                  34,050


INTEREST RECEIVABLE                                                                                                   11,574


PREPAID EXPENSES                                                                                                      10,718


 TOTAL ASSETS
26,675,514

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 1,624,288


PAYABLE FOR FUND SHARES REDEEMED                                                                        17,452


ACCRUED MANAGEMENT FEE                                                                                  7,625


DISTRIBUTION FEES PAYABLE                                                                               9,349


OTHER PAYABLES AND ACCRUED EXPENSES                                                                     24,833


 TOTAL LIABILITIES
1,683,547

NET ASSETS                                                                                                           $
24,991,967

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                      $
21,868,904

DISTRIBUTIONS IN EXCESS OF
(15,176)
NET INVESTMENT INCOME


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
552,633

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
2,585,606
AND ASSETS AND LIABILITIES IN

FOREIGN CURRENCIES


NET ASSETS                                                                                                           $
24,991,967


CALCULATION OF MAXIMUM                                  $14.39
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($1,097,613 (DIVIDED BY)
  76,252 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                       $15.27
 (100/94.25 OF $14.39)

 CLASS T:                                               $14.36
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($13,669,677 (DIVIDED BY)
  951,697 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                       $14.88
 (100/96.50 OF $14.36)

 CLASS B:                                               $14.29
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($5,012,096 (DIVIDED BY)350,657
SHARES) A

 CLASS C:                                               $14.31
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($947,365 (DIVIDED BY) 66,194
  SHARES) A

 INSTITUTIONAL CLASS:                                   $14.39
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($4,265,216 (DIVIDED BY) 296,450 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)


INVESTMENT INCOME                                                               $ 105,761
DIVIDENDS

INTEREST                                                                         37,661

 TOTAL INCOME                                                                    143,422

EXPENSES

MANAGEMENT FEE                                                     $ 46,225

TRANSFER AGENT FEES                                                 19,098

DISTRIBUTION FEES                                                   37,538

ACCOUNTING FEES AND EXPENSES                                        30,011

NON-INTERESTED TRUSTEES' COMPENSATION                               25

CUSTODIAN FEES AND EXPENSES                                         5,809

REGISTRATION FEES                                                   34,940

AUDIT                                                               16,678

LEGAL                                                               226

REPORTS TO SHAREHOLDERS                                             4,792

MISCELLANEOUS                                                       54

 TOTAL EXPENSES BEFORE REDUCTIONS                                   195,396

 EXPENSE REDUCTIONS                                                 (45,157)     150,239

NET INVESTMENT INCOME (LOSS)                                                     (6,817)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              1,940,958

 FOREIGN CURRENCY TRANSACTIONS                                      1,920        1,942,878

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              1,135,477

 ASSETS AND LIABILITIES IN                                          107          1,135,584
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                  3,078,462

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 3,071,645


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   SEPTEMBER 3, 1996
                                    JANUARY 31, 1998   (COMMENCEMENT
                                    (UNAUDITED)        OF OPERATIONS) TO
                                                       JULY 31,
                                                       1997



OPERATIONS                                                                                       $ (6,817)      $ 52,435

NET INVESTMENT INCOME (LOSS)


 NET REALIZED GAIN (LOSS)                                                                         1,942,878      129,499


 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                             1,135,584      1,450,022


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  3,071,645      1,631,956


DISTRIBUTIONS TO SHAREHOLDERS                                                                     (36,509)       (13,446)

FROM NET INVESTMENT INCOME


 IN EXCESS OF NET INVESTMENT INCOME                                                               (8,359)        -


 FROM NET REALIZED GAIN                                                                           (1,470,557)    (43,681)


 TOTAL DISTRIBUTIONS                                                                              (1,515,425)    (57,127)


SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                                      11,522,506     10,325,481


REDEMPTION FEES                                                                                   12,083         848


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         13,090,809     11,901,158


NET ASSETS


 BEGINNING OF PERIOD                                                                              11,901,158     -


 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF NET INVESTMENT INCOME OF $(15,176) AND    $ 24,991,967   $ 11,901,158

$38,999, RESPECTIVELY)





SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.07       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .01           .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.55          3.09

 TOTAL FROM INVESTMENT OPERATIONS                                    2.56          3.21

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.04)         (.03)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.20)        (.11)

 TOTAL DISTRIBUTIONS                                                 (1.25)        (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.39       $ 13.07

TOTAL RETURN B, C                                                    20.51%        32.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,098       $ 531

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F    1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.71% A, G    1.75% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .14% A        1.09% A

PORTFOLIO TURNOVER                                                   280% A        13% A

AVERAGE COMMISSION RATE H                                           $ .0263       $ .0162





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
 INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
 SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A
 PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
 ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
 MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.03       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)         .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.55          3.09

 TOTAL FROM INVESTMENT OPERATIONS                                    2.54          3.17

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.02)         (.03)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.19)        (.11)

 TOTAL DISTRIBUTIONS                                                 (1.22)        (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.36       $ 13.03

TOTAL RETURN B, C                                                    20.39%        31.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 13,670      $ 7,085

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.00% A, F    2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.95% A, G    2.00% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.11)%  A     .79% A

PORTFOLIO TURNOVER                                                   280% A        13% A

AVERAGE COMMISSION RATE H                                           $ .0263       $ .0162





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS T SHARES) TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF
 THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
 STATEMENTS).  G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                           SIX MONTHS ENDED   YEAR ENDED
                           JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.01       $ 11.76

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)         .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.53          1.23

 TOTAL FROM INVESTMENT OPERATIONS                                    2.49          1.25

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.03)         -

 IN EXCESS OF NET INVESTMENT INCOME                                  (.01)         -

 FROM NET REALIZED GAIN                                              (1.18)        -

 TOTAL DISTRIBUTIONS                                                 (1.22)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01           -

NET ASSET VALUE, END OF PERIOD                                      $ 14.29       $ 13.01

TOTAL RETURN B, C                                                    20.04%        10.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 5,012       $ 2,039

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F    2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.45% A, G    2.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.59)% A      .32% A

PORTFOLIO TURNOVER                                                   280% A        13% A

AVERAGE COMMISSION RATE H                                           $ .0263       $ .0162





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
 INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E
 FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE
 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
 FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
 DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS  C
                          PERIOD  ENDED
                          JANUARY 31, 1998

SELECTED PER-SHARE DATA   (UNAUDITED) E

 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.90

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.55

 TOTAL FROM INVESTMENT OPERATIONS                                    1.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.02)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.00)

 FROM NET REALIZED GAIN                                              (1.10)

 TOTAL DISTRIBUTIONS                                                 (1.12)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 14.31

TOTAL RETURN B, C                                                    11.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 947

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.44% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.52)% A

PORTFOLIO TURNOVER                                                   280% A

AVERAGE COMMISSION RATE H                                           $ .0263




A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT
 INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
 INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
 E FOR THE PERIOD NOVEMBER
3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO JANUARY 31, 1998. F FMR AGREED TO
 REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
 NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
 FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
 DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                          SIX MONTHS ENDED   YEAR ENDED
                          JANUARY 31, 1998   JULY 31,

SELECTED PER-SHARE DATA   (UNAUDITED)        1997 E


 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.09        $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .03            .14

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.55           3.10

 TOTAL FROM INVESTMENT OPERATIONS                                    2.58           3.24

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.07)          (.04)

 IN EXCESS OF NET INVESTMENT INCOME                                  (.02)          -

 FROM NET REALIZED GAIN                                              (1.20)         (.11)

 TOTAL DISTRIBUTIONS                                                 (1.29)         (.15)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01            -

NET ASSET VALUE, END OF PERIOD                                      $ 14.39        $ 13.09

TOTAL RETURN B, C                                                    20.68%         32.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 4,265        $ 2,246

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50%  A, F    1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.46% A, G     1.50% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .40% A         1.29% A

PORTFOLIO TURNOVER                                                   280% A         13% A

AVERAGE COMMISSION RATE H                                           $ .0263        $ .0162





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL
CLASS SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
 WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES
 TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
 WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
 H A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
 ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. The fund also utilized earnings and profits distributed to shareholders on redemptions of shares as a part of the dividend paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distribution in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $29,231,113 and $20,233,937, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 879      $ 879

CLASS T     21,820     21,820

CLASS B     14,153     3,539

CLASS C     686        -

           $ 37,538   $ 26,238

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A    $ 336

CLASS T    $ 727

CLASS B    $ 231

CLASS C    $ 340

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
            PAID TO    DEALERS'
            FDC        PORTION

CLASS A     $ 11,828   $ 8,137

CLASS T      13,354     10,329

CLASS B      237        0 *

CLASS C      0          0*

            $ 25,419   $ 18,466

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC**    $ 1,326    .38 *

CLASS T                 FIIOC**     11,583    .27 *

CLASS B                 FIIOC**     3,413     .24 *

CLASS C                 FIIOC**     182       .27 *

INSTITUTIONAL CLASS     FIIOC**     2,594     .16 *

                                   $ 19,098

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,555 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 6,445

CLASS T                2.00%          12,445

CLASS B                2.50%          14,241

CLASS C                2.50%          3,625

INSTITUTIONAL CLASS    1.50%          4,882

                                     $ 41,638

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,966 under this arrangement.
In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $553 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 6% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
       SIX MONTHS ENDED   YEAR ENDED
      JANUARY  31,        JULY 31,

      1998 A              1997 B,C

CLASS A

FROM NET INVESTMENT INCOME            $ 1,806       $ 816

IN EXCESS OF NET INVESTMENT INCOME     414           -

FROM NET REALIZED GAIN                 65,646        2,993

TOTAL                                 $ 67,866      $ 3,809

CLASS T

FROM NET INVESTMENT INCOME            $ 13,576      $ 6,500

IN EXCESS OF NET INVESTMENT INCOME     3,108         -

FROM NET REALIZED GAIN                 746,560       23,832

TOTAL                                 $ 763,244     $ 30,332

CLASS B

FROM NET INVESTMENT INCOME            $ 4,607       $ -

IN EXCESS OF NET INVESTMENT INCOME     1,055         -

FROM NET REALIZED GAIN                 266,559       -

TOTAL                                 $ 272,221     $ -

CLASS C

FROM NET INVESTMENT INCOME            $ 251         $ -

IN EXCESS OF NET INVESTMENT INCOME     57            -

FROM NET REALIZED GAIN                 16,938        -

TOTAL                                 $ 17,246      $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME            $ 16,269      $ 6,130

IN EXCESS OF NET INVESTMENT INCOME     3,725         -

FROM NET REALIZED GAIN                 374,854       16,856

TOTAL                                 $ 394,848     $ 22,986

                                      $ 1,515,425   $ 57,127

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C DISTRIBUTIONS FOR CLASS A , CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 JANUARY  31,        JULY 31,      JANUARY 31,          JULY 31,

                                 1998 A              1997  B,C     1998 A              1997 B,C



CLASS A                           37,900              50,784       $ 525,716           $ 550,067
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     4,614               351           61,624              3,875

SHARES REDEEMED                   (6,876)             (10,521)      (95,816)            (126,974)

NET INCREASE (DECREASE)           35,638              40,614       $ 491,524           $ 426,968

CLASS T                           494,330             599,685      $ 6,827,185         $ 6,865,905
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     53,698              2,654         715,847             29,247

SHARES REDEEMED                   (140,029)           (58,641)      (1,907,528)         (701,040)

NET INCREASE (DECREASE)           407,999             543,698      $ 5,635,504         $ 6,194,112

CLASS B                           203,308             159,349      $ 2,796,640         $ 1,941,989
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     15,243              -             202,512             -

SHARES REDEEMED                   (24,598)            (2,645)       (320,723)           (32,964)

NET INCREASE (DECREASE)           193,953             156,704      $ 2,678,429         $ 1,909,025

CLASS C                           65,031              -            $ 908,367           $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,164               -             15,529              -

SHARES REDEEMED                   (1)                 -             (12)                -

NET INCREASE (DECREASE)           66,194              -            $ 923,884           $ -

INSTITUTIONAL CLASS               193,036             180,368      $ 2,754,350         $ 1,895,917
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     22,978              1,242         307,065             13,709

SHARES REDEEMED                   (91,195)            (9,979)       (1,268,250)         (114,250)

NET INCREASE (DECREASE)           124,819             171,631      $ 1,793,165         $ 1,795,376


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1998.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
C SHARE TRANSACTIONS FOR CLASS A , CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 5,685

CLASS T                 7,671

CLASS B                 13,022

CLASS C                 3,463

INSTITUTIONAL CLASS     5,099

                       $ 34,940

PROXY VOTING RESULTS


A special meeting of the funds' shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
AFFIRMATIVE     57,903,244.044    98.066

WITHHELD        1,141,937.251     1.934

TOTAL           59,045,181.295    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     57,904,814.528    98.069

WITHHELD        1,140,366.767     1.931

TOTAL           59,045,181.295    100.000

ROBERT M. GATES
AFFIRMATIVE     57,879,136.486    98.025

WITHHELD        1,166,044.809     1.975

TOTAL           59,045,181.295    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     57,896,786.565    98.055

WITHHELD        1,148,394.730     1.945

TOTAL           59,045,181.295    100.000

E. BRADLEY JONES
AFFIRMATIVE     57,897,315.886    98.056

WITHHELD        1,147,865.409     1.944

TOTAL           59,045,181.295    100.000

DONALD J. KIRK
AFFIRMATIVE     57,909,771.510    98.077

WITHHELD        1,135,409.785     1.923

TOTAL           59,045,181.295    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
AFFIRMATIVE     57,907,706.022    98.074

WITHHELD        1,137,475.273     1.926

TOTAL           59,045,181.295    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     57,907,818.657    98.074

WITHHELD        1,137,362.638     1.926

TOTAL           59,045,181.295    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     57,902,025.368    98.064

WITHHELD        1,143,155.927     1.936

TOTAL           59,045,181.295    100.000

MARVIN L. MANN
AFFIRMATIVE     57,912,967.933    98.082

WITHHELD        1,132,213.362     1.918

TOTAL           59,045,181.295    100.000

ROBERT C. POZEN
AFFIRMATIVE     57,911,186.572    98.079

WITHHELD        1,133,994.723     1.921

TOTAL           59,045,181.295    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     57,897,766.878    98.057

WITHHELD        1,147,414.417     1.943

TOTAL           59,045,181.295    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     56,463,250.131    95.627

AGAINST         946,012.589       1.602

ABSTAIN         1,635,918.575     2.771

TOTAL           59,045,181.295    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
AFFIRMATIVE          43,059,373.430    92.162

AGAINST              1,624,371.900     3.477

ABSTAIN              2,037,576.965     4.361

TOTAL                46,721,322.295    100.000

BROKER NON-VOTES     12,323,859.000

FIDELITY ADVISOR CONSUMER INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          478,059.734    95.892

AGAINST              11,175.817     2.242

ABSTAIN              9,303.171      1.866

TOTAL                498,538.722    100.000

BROKER NON-VOTES     95,912.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF INST CLASS OF INST CLASS
AFFIRMATIVE          82,996.452    97.877

AGAINST              1,242.000     1.465

ABSTAIN              558.000       0.658

TOTAL                84,796.452    100.000

BROKER NON-VOTES     4,062.000

FIDELITY ADVISOR CYCLICAL INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          194,518.087    91.926

AGAINST              8,248.339      3.898

ABSTAIN              8,837.573      4.176

TOTAL                211,603.999    100.000

BROKER NON-VOTES     52,076.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF INST CLASS OF INST CLASS
AFFIRMATIVE          88,774.498    93.142

AGAINST              5,791.000     6.076

ABSTAIN              745.000       0.782

TOTAL                95,310.498    100.000

BROKER NON-VOTES     23,194.000

FIDELITY ADVISOR FINANCIAL SERVICES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,265,266.761    88.300

AGAINST              134,086.411      5.226

ABSTAIN              166,075.369      6.474

TOTAL                2,565,428.541    100.000

BROKER NON-VOTES     698,438.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF INST CLASS OF INST CLASS
AFFIRMATIVE          127,276.193    88.638

AGAINST              10,076.000     7.017

ABSTAIN              6,238.564      4.345

TOTAL                143,590.757    100.000

BROKER NON-VOTES     73,392.000

FIDELITY ADVISOR HEALTH CARE
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,605,175.249    90.401

AGAINST              108,745.891      3.773

ABSTAIN              167,886.931      5.826

TOTAL                2,881,808.071    100.000

BROKER NON-VOTES     806,586.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF INST CLASS OF INST CLASS
AFFIRMATIVE          233,884.703    82.525

AGAINST              9,876.000      3.485

ABSTAIN              39,650.000     13.990

TOTAL                283,410.703    100.000

BROKER NON-VOTES     128,250.000

FIDELITY ADVISOR TECHNOLOGY
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,249,390.478    89.128

AGAINST              114,053.752      4.519

ABSTAIN              160,332.055      6.353

TOTAL                2,523,776.285    100.000

BROKER NON-VOTES     849,931.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF INST CLASS OF INST CLASS
AFFIRMATIVE          100,898.042    93.479

AGAINST              5,762.000      5.339

ABSTAIN              1,276.000      1.182

TOTAL                107,936.042    100.000

BROKER NON-VOTES     32,384.000

PROPOSAL 3 - CONTINUED
FIDELITY ADVISOR UTILITIES GROWTH
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          602,239.977    96.023

AGAINST              4,037.681      0.644

ABSTAIN              20,904.080     3.333

TOTAL                627,181.738    100.000

BROKER NON-VOTES     96,340.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF INST CLASS OF INST CLASS
AFFIRMATIVE          156,292.958    100.000

AGAINST              0.000          0.000

ABSTAIN              0.000          0.000

TOTAL                156,292.958    100.000

BROKER NON-VOTES     7,459.000

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a trustee within three months of the appointment.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE          43,054,638.285    91.646

AGAINST              1,293,400.432     2.754

ABSTAIN              2,631,057.578     5.600

TOTAL                46,979,096.295    100.000

BROKER NON-VOTES     12,066,085.000

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE          40,990,623.684    87.734

AGAINST              2,750,475.964     5.887

ABSTAIN              2,980,221.647     6.379

TOTAL                46,721,321.295    100.000

BROKER NON-VOTES     12,323,860.000

PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
FIDELITY ADVISOR CONSUMER INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          457,257.094    91.719

AGAINST              31,261.290     6.271

ABSTAIN              10,020.338     2.010

TOTAL                498,538.722    100.000

BROKER NON-VOTES     95,912.000

FIDELITY ADVISOR CYCLICAL INDUSTRIES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          194,062.694    91.710

AGAINST              8,531.732      4.032

ABSTAIN              9,009.573      4.258

TOTAL                211,603.999    100.000

BROKER NON-VOTES     52,076.000

FIDELITY ADVISOR FINANCIAL SERVICES
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,183,875.429    85.127

AGAINST              196,032.597      7.641

ABSTAIN              185,520.515      7.232

TOTAL                2,565,428.541    100.000

BROKER NON-VOTES     698,438.000

FIDELITY ADVISOR HEALTH CARE
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,423,136.531    84.084

AGAINST              311,696.569      10.816

ABSTAIN              146,974.971      5.100

TOTAL                2,881,808.071    100.000

BROKER NON-VOTES     806,586.000

FIDELITY ADVISOR TECHNOLOGY
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          2,186,398.196    86.632

AGAINST              155,622.035      6.166

ABSTAIN              181,755.054      7.202

TOTAL                2,523,775.285    100.000

BROKER NON-VOTES     849,932.000

FIDELITY ADVISOR UTILITIES GROWTH
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          579,091.722    92.332

AGAINST              18,202.745     2.903

ABSTAIN              29,887.271     4.765

TOTAL                627,181.738    100.000

BROKER NON-VOTES     93,340.000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant  Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)